United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-5950

(Investment Company Act File Number)

Money Market Obligations Trust

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 07/31/17

Date of Reporting Period: 07/31/17

Item 1.	Reports to Stockholders

Annual Shareholder Report
July 31, 2017
Ticker	FRFXX

The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.
Federated Capital Reserves Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2017, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Instruments	33.9%
Commercial Paper and Bonds	25.7%
Bank Instruments	25.5%
U.S. Treasury	1.4%
Assets-Backed Securities	0.9%
Other Repurchase Agreements and Repurchase Agreements	13.1%
Other Assets and Liabilities—Net[2]	(0.5)%
TOTAL	100.0%
At July 31, 2017, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	44.3%[4]
8-30 Days	21.1%
31-90 Days	17.2%
91-180 Days	12.2%
181 Days or more	5.7%
Other Assets and Liabilities—Net[2]	(0.5)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
4	Overnight securities comprised 20.9% of the Fund's portfolio.
Annual Shareholder Report
1

Portfolio of Investments
July 31, 2017
Principal Amount			Value
		ASSET-BACKED SECURITIES—0.9%
		Finance - Automotive—0.5%
$17,353,965	[1,2]	Enterprise Fleet Financing LLC 2017-2, Class A1, 1.50%, 7/20/2018	$17,353,965
19,500,000	[1,2]	Wheels SPV 2, LLC Series 2017-1, Class A1, 1.40%, 7/20/2018	19,500,000
		TOTAL	36,853,965
		Finance - Equipment—0.4%
10,261,438	[1,2]	CCG Receivables Trust 2017-1, Class A1, 1.35%, 6/14/2018	10,261,438
19,002,636	[1,2]	Dell Equipment Finance Trust 2017-1, Class A1, 1.35%, 5/22/2018	19,002,635
		TOTAL	29,264,073
		TOTAL ASSET-BACKED SECURITIES	66,118,038
		CERTIFICATES OF DEPOSIT—25.5%
		Banking—25.5%
155,000,000		ABN Amro Bank NV, 1.35% - 1.41%, 8/7/2017 - 10/26/2017	154,715,691
195,000,000		ABN Amro Bank NV, 1.34% - 1.42%, 8/10/2017 - 11/17/2017	194,772,060
74,000,000		Bank of Montreal, 1.51% - 1.55%, 12/18/2017 - 1/5/2018	74,000,000
170,000,000		Bank of Nova Scotia, Toronto, 1.50%, 4/6/2018 - 4/27/2018	170,000,000
220,000,000		Bank of Tokyo-Mitsubishi UFJ Ltd., 1.34% - 1.40%, 8/1/2017 - 10/17/2017	220,000,000
11,000,000		BMO Harris Bank, N.A., 1.17%, 8/15/2017	11,000,000
30,000,000		Canadian Imperial Bank of Commerce, 1.57%, 7/3/2018	30,000,000
40,000,000		Credit Suisse AG, 1.44%, 2/1/2018	40,000,000
135,000,000		KBC Bank N.V., 1.18%, 8/3/2017	135,000,000
345,000,000		Landesbank Baden-Wurttemberg, 1.18% - 1.19%, 8/4/2017 - 8/7/2017	345,000,000
60,000,000		Mizuho Bank Ltd., 1.40%, 11/3/2017	59,781,711
130,000,000		Sumitomo Mitsui Banking Corp., 1.33% - 1.335%, 8/9/2017 - 8/14/2017	129,947,100
206,500,000		Toronto Dominion Bank, 1.25% - 1.60%, 9/25/2017 - 7/20/2018	206,500,000
		TOTAL	1,770,716,562
		TOTAL CERTIFICATES OF DEPOSIT	1,770,716,562
		COMMERCIAL PAPER—25.3%[3]
		Aerospace / Auto—0.8%
8,500,000		Toyota Credit Canada Inc., (Toyota Motor Corp. Support Agreement), 1.527%, 4/6/2018	8,411,581
50,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. Support Agreement), 1.507%, 4/3/2018	49,492,986
		TOTAL	57,904,567
Annual Shareholder Report
2

Principal Amount			Value
		COMMERCIAL PAPER—continued[3]
		Banking—7.7%
$268,000,000	[1,2]	Alpine Securitization Ltd., (Credit Suisse AG LIQ), 1.255% - 1.481%, 8/11/2017 - 1/22/2018	$267,172,711
68,210,000	[1,2]	Antalis S.A., (Societe Generale, Paris LIQ), 1.254% - 1.355%, 9/6/2017 - 10/19/2017	68,067,838
25,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.605%, 7/19/2018	24,613,778
25,000,000	[1,2]	BNP Paribas SA, 1.309%, 8/1/2017	25,000,000
25,000,000	[1,2]	Canadian Imperial Bank of Commerce, 1.38%, 10/26/2017	24,918,419
90,000,000	[1,2]	Gotham Funding Corp., (Bank of Tokyo-Mitsubishi UFJ Ltd. LIQ), 1.435%, 1/24/2018	89,373,000
22,700,000		ING (U.S.) Funding LLC, 1.319%, 8/2/2017	22,699,174
10,000,000	[1,2]	Starbird Funding Corp., 1.254%, 9/7/2017	9,987,153
		TOTAL	531,832,073
		Finance - Automotive—2.0%
139,475,000	[1,2]	Ford Motor Credit Co. LLC, 1.406% - 1.528%, 9/1/2017 - 11/16/2017	138,933,720
		Finance - Commercial—1.6%
111,400,000	[1,2]	Atlantic Asset Securitization LLC, 1.08% - 1.164%, 8/1/2017 - 8/3/2017	111,398,402
		Finance - Retail—9.8%
140,000,000		American Express Credit Corp., 1.254%, 8/21/2017 - 8/25/2017	139,893,055
80,000,000	[1,2]	Barton Capital S.A., 1.18% - 1.202%, 8/1/2017 - 8/8/2017	79,993,000
90,000,000	[1,2]	CHARTA, LLC, 1.274% - 1.369%, 9/13/2017 - 12/7/2017	89,797,103
15,000,000	[1,2]	CRC Funding, LLC, 1.44%, 1/10/2018	14,903,475
14,000,000	[1,2]	Old Line Funding, LLC, 1.248%, 8/7/2017	13,997,107
346,500,000	[1,2]	Sheffield Receivables Company LLC, 1.316% - 1.552%, 10/2/2017 - 1/25/2018	344,948,903
		TOTAL	683,532,643
		Municipals—2.2%
150,000,000		Kaiser Foundation Hospital, (GTD by Kaiser Permanente), 1.15%, 8/1/2017	150,000,000
		Pharmaceuticals and Health Care—0.5%
34,000,000	[1,2]	AstraZeneca PLC, 1.351%, 8/21/2017	33,974,500
		Retail—0.7%
50,000,000	[1,2]	CVS Health Corp., 1.35%, 8/1/2017	50,000,000
		TOTAL COMMERCIAL PAPER	1,757,575,905
		CORPORATE BONDS—0.4%[4]
		Banking—0.4%
25,000,000		BNP Paribas SA, 2.375%, 9/14/2017	25,025,188
500,000	[1,2]	Mizuho Bank Ltd., 1.55%, 10/17/2017	500,032
Annual Shareholder Report
3

Principal Amount			Value
		CORPORATE BONDS—continued[4]
		Banking—continued
$2,500,000	[1,2]	Mizuho Bank Ltd., 1.70%, 9/25/2017	$2,500,885
		TOTAL	28,026,105
		TOTAL CORPORATE BONDS	28,026,105
		NOTES-VARIABLE—33.9%[4]
		Banking—30.2%
9,000,000	[1,2]	Alpine Securitization Ltd., (Credit Suisse AG LIQ), 1.476%, 2/16/2018	9,000,000
100,000,000		Bank of Montreal, 1.502%, 9/1/2017	100,000,000
20,000,000		Bank of Montreal, 1.504%, 8/8/2017	20,000,000
100,000,000		Bank of Montreal, 1.522%, 8/3/2017	100,000,000
61,000,000		Bank of Montreal, 1.417%, 8/2/2017	61,000,000
25,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.439%, 6/18/2018	25,000,000
50,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.647%, 2/23/2018	50,000,000
68,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.666%, 2/15/2018	68,000,000
124,050,000	[1,2]	BlackRock Municipal Income Quality Trust, VMTP Preferred Shares (Series T0009) Daily VRDPs, (JP Morgan Chase Bank N.A. LIQ), 1.30%, 1/2/2019	124,050,000
34,140,000	[1,2]	BlackRock MuniHoldings Quality Fund, Inc., VMTP Preferred Shares (Series T0019) Daily VRDPs, (JPMorgan Chase Bank N.A. LIQ), 1.30%, 1/2/2019	34,140,000
113,000,000	[1,2]	Blackrock MuniYield Quality Fund II, Inc., VMTP Preferred Shares (Series T0012) Daily VRDPs, (JPMorgan Chase Bank N.A. LIQ), 1.30%, 1/2/2019	113,000,000
20,000,000	[1,2]	BlackRock Strategic Municipal Trust, VMTP Preferred Shares (Series T0015) Daily VRDPs, (JPMorgan Chase Bank N.A. LIQ), 1.30%, 1/2/2019	20,000,000
68,000,000	[1,2]	Canadian Imperial Bank of Commerce, 1.456%, 4/19/2018	68,000,000
145,000,000		Canadian Imperial Bank of Commerce, 1.458%, 8/21/2017	145,000,000
25,000,000		Chase Bank USA, N.A., 1.727%, 8/7/2017	25,000,000
32,000,000		Collateralized Commercial Paper Co. LLC, (J.P. Morgan Securities LLC Support Agreement), 1.576%, 12/11/2017	32,000,000
3,570,000		Colorado Health Facilities Authority, Series 2016B, (UMB Bank, N.A. LOC), 1.233%, 8/3/2017	3,570,000
10,265,000		Connecticut Water Co., Series 2004, (Citizens Bank, N.A., Providence LOC), 1.48%, 8/2/2017	10,265,000
9,000,000	[1,2]	Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 1.527%, 3/22/2018	9,000,000
9,590,000		Eric and Lizzie Bommer Insurance Trust, (BOKF, N.A. LOC), 1.24%, 8/3/2017	9,590,000
Annual Shareholder Report
4

Principal Amount			Value
		NOTES-VARIABLE—continued[4]
		Banking—continued
$2,815,000		Galasso Materials LLC and Galasso Holdings LLC, (Series 1998), (KeyBank, N.A. LOC), 1.30%, 8/3/2017	$2,815,000
3,985,000		Gannett Fleming, Inc., Series 2001, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.68%, 8/4/2017	3,985,000
6,300,000		GM Enterprises of Oregon, Inc., Series 2017, (Bank of the West, San Francisco, CA LOC), 1.24%, 8/3/2017	6,300,000
1,120,000		Graywood Farms LLC, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.68%, 8/4/2017	1,120,000
2,390,000		Green Knight EDC, Series 2004, (Fulton Bank, N.A. LOC), 1.45%, 8/3/2017	2,390,000
2,300,000		Hazlet Manor Associates, (Series 1998), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.68%, 8/1/2017	2,300,000
18,085,000		J.R. Adventures Insurance Trust, Series 2014, (BOKF, N.A. LOC), 1.24%, 8/3/2017	18,085,000
155,000		Lancaster, PA IDA, Snavely's Mill, Inc. Series 2003-B, (Fulton Bank, N.A. LOC), 1.45%, 8/3/2017	155,000
12,950,000		Maryland State EDC, Human Genome Sciences (Series 1997), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.68%, 8/1/2017	12,950,000
7,580,000		Maryland State EDC, Human Genome Sciences Series 1999-B, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.68%, 8/1/2017	7,580,000
5,375,000		Michael Dennis Sullivan Irrevocable Trust, Series 2015, (Wells Fargo Bank, N.A. LOC), 1.24%, 8/3/2017	5,375,000
77,500,000		Michigan State Finance Authority Revenue, Series 2010-A, (Bank of America N.A. LOC), 1.20%, 8/3/2017	77,500,000
25,000,000		Michigan State Finance Authority Revenue, Series 2010-B, (PNC Bank, N.A. LOC), 1.17%, 8/3/2017	25,000,000
3,405,000		Moran Enterprises, Inc., Series 2015, (BOKF, N.A. LOC), 1.24%, 8/3/2017	3,405,000
34,100,000	[1,2]	National Australia Bank Ltd., Melbourne, 1.443%, 4/6/2018	34,100,000
15,000,000		New York State HFA, (Series 2017A), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.23%, 8/2/2017	15,000,000
23,935,000		RBS Insurance Trust, Series 2015, (BOKF, N.A. LOC), 1.24%, 8/3/2017	23,935,000
105,000,000		Royal Bank of Canada, 1.546%, 8/16/2017	105,000,000
9,470,000		Sendra Family Irrevocable Trust, Series 2015, (BOKF, N.A. LOC), 1.24%, 8/3/2017	9,470,000
13,875,000		Steel Dust Recycling, LLC, Series 2016, (Comerica Bank LOC), 1.24%, 8/3/2017	13,875,000
2,000,000		Sumitomo Mitsui Banking Corp., 1.946%, 9/15/2017	2,001,421
100,000,000		Sumitomo Mitsui Banking Corp., 1.556%, 8/18/2017	100,000,000
75,000,000		Sumitomo Mitsui Banking Corp., 1.634%, 8/10/2017	75,000,000
80,000,000		Sumitomo Mitsui Banking Corp., 1.727%, 8/1/2017	80,000,000
Annual Shareholder Report
5

Principal Amount			Value
		NOTES-VARIABLE—continued[4]
		Banking—continued
$3,600,000		Szuch and Plotkin Irrevocable Trust Agreement, Series 2016, (BOKF, N.A. LOC), 1.24%, 8/3/2017	$3,600,000
6,460,000		The Harry M. Rubin 2014 Insurance Trust, Series 2014, (Wells Fargo Bank, N.A. LOC), 1.24%, 8/2/2017	6,460,000
8,820,000		The Jay Deitz 2015 Irrevocable Life Insurance Trust, Series 2016, (BOKF, N.A. LOC), 1.24%, 8/3/2017	8,820,000
9,825,000		The KVR Insurance Trust, Series 2014, (BOKF, N.A. LOC), 1.24%, 8/3/2017	9,825,000
5,305,000		The Larry L. Henry 2013 Family Trust II, Series 2015, (BOKF, N.A. LOC), 1.24%, 8/3/2017	5,305,000
7,995,000		The Larry L. Henry 2013 Family Trust, Series 2015, (BOKF, N.A. LOC), 1.24%, 8/3/2017	7,995,000
5,565,000		The Raymon Lee Ince Irrevocable Trust, Series 2013, (BOKF, N.A. LOC), 1.24%, 8/3/2017	5,565,000
6,680,000		The Rieber Life Insurance Trust, Series 2016, (BOKF, N.A. LOC), 1.24%, 8/3/2017	6,680,000
100,000,000		Toronto Dominion Bank, 1.479%, 8/8/2017	100,000,000
7,305,000		Tuttle Insurance Trust No. 2, Series 2015, (BOKF, N.A. LOC), 1.24%, 8/3/2017	7,305,000
175,000,000		Wells Fargo Bank, N.A., 1.637%, 10/27/2017	175,000,000
25,000,000		Wells Fargo Bank, N.A., 1.654%, 10/18/2017	25,000,000
23,000,000		Wells Fargo Bank, N.A., 1.767%, 8/24/2017	23,000,000
15,000,000		Wells Fargo Bank, N.A., 1.366%, 8/11/2017	14,999,709
25,000,000		Wells Fargo Bank, N.A., 1.47%, 8/1/2017	25,000,000
1,345,000		Wilsbach Distributors, Inc., (Series 1999), (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.68%, 8/2/2017	1,345,000
8,240,000		Wingo Family Master Trust, (BOKF, N.A. LOC), 1.24%, 8/3/2017	8,240,000
13,000,000		Yavapai County, AZ IDA - Recovery Zone Facility, Taxable (Series 2015), (Bank of Nova Scotia, Toronto LOC), 1.31%, 8/3/2017	13,000,000
720,000		Ypsilanti, MI, UT GO, (Comerica Bank LOC), 1.29%, 8/2/2017	720,000
		TOTAL	2,101,816,130
		Finance - Automotive—0.3%
19,000,000		Toyota Motor Finance (Netherlands) B.V., (Toyota Motor Credit Corp. Support Agreement), 1.393%, 9/27/2017	19,000,000
		Finance - Commercial—0.4%
1,790,000		Woodgrain Millwork, Inc., Series 2004, (General Electric Capital Corp. LOC), 1.25%, 8/3/2017	1,790,000
19,825,000	[1,2]	Ziegler Realty, (General Electric Capital Corp. LOC), 1.29%, 8/3/2017	19,825,000
3,600,000	[1,2]	Ziegler Realty, Series 2008, (General Electric Capital Corp. LOC), 1.29%, 8/3/2017	3,600,000
		TOTAL	25,215,000
Annual Shareholder Report
6

Principal Amount			Value
		NOTES-VARIABLE—continued[4]
		Finance - Retail—1.4%
$25,000,000	[1,2]	Barton Capital S.A., 1.494%, 9/13/2017	$25,000,000
75,000,000	[1,2]	Old Line Funding, LLC, 1.607%, 8/2/2017	75,000,000
		TOTAL	100,000,000
		Government Agency—0.4%
9,467,000		Hart Family Holdings LLC, Series 2012, (Federal Home Loan Bank of Dallas LOC), 1.25%, 8/3/2017	9,467,000
14,000,000		Illinois Housing Development Authority, Housing Bonds, 2015 Subseries A-3, (Federal Home Loan Bank of Chicago LIQ), 1.05%, 8/3/2017	14,000,000
2,450,000		Jefferson at Stadium Park - Phase B Owner LLC, Jefferson at Stadium Park Apartments, (Federal Home Loan Bank of San Francisco LOC), 1.25%, 8/3/2017	2,450,000
		TOTAL	25,917,000
		Municipals—1.2%
51,000,000		University of California (The Regents of), Series 2011 Z-1, 1.05%, 8/3/2017	51,000,000
34,300,000		University of California (The Regents of), Series 2011 Z-2, 1.15%, 8/3/2017	34,300,000
		TOTAL	85,300,000
		TOTAL NOTES-VARIABLE	2,357,248,130
		U.S. TREASURY—1.4%
100,000,000		United States Treasury Bills, 1.20%, 10/26/2017 (IDENTIFIED COST $99,719,306)	99,719,306
		TOTAL U.S. TREASURY	99,719,306
		OTHER REPURCHASE AGREEMENTS—8.8%
75,000,000		BNP Paribas S.A., 1.29%, 8/1/2017, interest in a $75,000,000 collateralized loan agreement, dated 7/31/2017, will repurchase securities provided as collateral for $75,002,688, in which Asset-Backed securities, Corporate Bonds, Medium-Term Notes and U.S. Government Agency securities with a market value of $76,534,876 have been received as collateral and held with BNY Mellon as tri-party agent.	75,000,000
135,000,000		BNP Paribas S.A., 1.46%, 8/1/2017, interest in a $175,000,000 collateralized loan agreement, dated 7/31/2017, will repurchase securities provided as collateral for $175,007,097, in which Asset-Backed securities, Corporate Bonds, Medium-Term Notes and U.S. Government Agency securities with a market value of $178,507,240 have been received as collateral and held with BNY Mellon as tri-party agent.	135,000,000
Annual Shareholder Report
7

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—continued
$44,000,000	Citigroup Global Markets, Inc., 1.66%, 8/1/2017, interest in a $75,000,000 collateralized loan agreement, dated 7/31/2017, will repurchase securities provided as collateral for $75,003,458, in which Collateralized Mortgage-Backed Obligations with a market value of $76,503,528 have been received as collateral and held with BNY Mellon as tri-party agent.	$44,000,000
50,000,000	Citigroup Global Markets, Inc., 2.011%, 10/23/2017, interest in a $60,000,000 collateralized loan agreement, dated 4/24/2017, will repurchase securities provided as collateral for $60,610,003, in which U.S. Treasury Notes securities with a market value of $61,298,937 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
100,000,000	Citigroup Global Markets, Inc., 2.061%, 10/23/2017, interest in a $110,000,000 collateralized loan agreement, dated 4/24/2017, will repurchase securities provided as collateral for $111,146,145, in which Asset-Backed securities and Collateralized Mortgage-Backed Obligations securities with a market value of $112,385,878 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
110,000,000	HSBC Securities (USA), Inc., 1.26%, 8/1/2017, interest in a $110,000,000 collateralized loan agreement, dated 7/31/2017, will repurchase securities provided as collateral for $110,003,850, in which Corporate Bonds with a market value of $112,201,489 have been received as collateral and held with BNY Mellon as tri-party agent.	110,000,000
95,000,000	Wells Fargo Securities LLC, 1.75%, 8/2/2017, interest in a $95,000,000 collateralized loan agreement, dated 5/9/2017, will repurchase securities provided as collateral for $95,392,535, in which Corporate Bonds with a market value of $97,296,769 have been received as collateral and held with BNY Mellon as tri-party agent.	95,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS	609,000,000
	REPURCHASE AGREEMENTS—4.3%
301,000,000	Interest in $400,000,000 joint repurchase agreement, 1.08% dated 7/31/2017 under which Deutsche Bank Securities, Inc. will repurchase the securities provided as collateral for $400,012,000 on 8/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2045 and the market value of those underlying securities was $408,012,241.	301,000,000
	TOTAL REPURCHASE AGREEMENTS	301,000,000
	TOTAL INVESTMENTS—100.5% (AT AMORTIZED COST)[5]	6,989,404,046
	OTHER ASSETS AND LIABILITIES—(0.5)%[6]	(37,513,883)
	TOTAL NET ASSETS—100%	$6,951,890,163
Annual Shareholder Report
8

Securities that are subject to the federal alternative minimum tax (AMT) represent 1.0% of the Fund's portfolio as calculated based upon total market value (unaudited).
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2017, these restricted securities amounted to $2,133,913,064, which represented 30.7% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2017, these liquid restricted securities amounted to $2,133,913,064, which represented 30.7% of total net assets.
3	Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.
4	Floating rate note with current rate and current maturity or next reset date shown.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2017.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund's assets as of July 31, 2017, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronyms are used throughout this portfolio:
EDC	—Economic Development Corporation
GO	—General Obligation
GTD	—Guaranteed
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
UT	—Unlimited Tax
VMTP	—Variable Rate Municipal Term Preferred
VRDPs	—Variable Rate Demand Preferreds
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
9

Financial Highlights
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.001	—	—	—	—
Net realized gain on investments	—	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net income on investments	(0.001)	—	—	—	—
Distributions from net realized gain on investments	—	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.10%	0.00%[3]	0.00%[3]	0.00%[3]	0.00%[3]
Ratios to Average Net Assets:
Net expenses	0.92%[4]	0.52%[4]	0.27%[4]	0.25%[4]	0.32%
Net investment income	0.08%	0.00%	0.00%	0.00%	0.00%
Expense waiver/reimbursement[5]	0.30%	0.72%	1.05%	1.07%	0.99%
Supplemental Data:
Net assets, end of period (000 omitted)	$6,951,890	$11,562,657	$12,847,237	$11,591,418	$11,918,210
1	Represents less than $0.001.
2	Based on net asset value.
3	Represents less than 0.01%.
4	The net expense ratio is calculated without reduction for expenses offset arrangements. The net expense ratio was 0.92%, 0.52%, 0.27%, and 0.25% for the years ended July 31, 2017, 2016, 2015 and 2014, respectively, after taking into account these expense reductions.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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10

Statement of Assets and Liabilities
July 31, 2017
Assets:
Investment in securities	$6,079,404,046
Investments in other repurchase agreements and repurchase agreements	910,000,000
Total investment in securities, at amortized cost and fair value		$6,989,404,046
Cash		610,280
Income receivable		6,964,980
TOTAL ASSETS		6,996,979,306
Liabilities:
Payable for investments purchased	40,000,000
Income distribution payable	3,700
Payable for distribution services fee (Note 5)	2,676,270
Payable for other service fees (Notes 2 and 5)	1,529,306
Payable to adviser (Note 5)	26,177
Payable for administrative fee (Note 5)	13,900
Accrued expenses (Note 5)	839,790
TOTAL LIABILITIES		45,089,143
Net assets for 6,951,848,661 shares outstanding		$6,951,890,163
Net Assets Consists of:
Paid-in capital		$6,951,836,104
Accumulated net realized gain on investments		54,059
TOTAL NET ASSETS		$6,951,890,163
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$6,951,890,163 ÷ 6,951,848,661 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Year Ended July 31, 2017
Investment Income:
Interest			$83,723,767
Dividends received from an affiliated holding (Note 5)			794
TOTAL INCOME			83,724,561
Expenses:
Investment adviser fee (Note 5)		$16,725,463
Administrative fee (Note 5)		6,559,097
Custodian fees		245,504
Transfer agent fees		8,402,263
Directors'/Trustees' fees (Note 5)		81,335
Auditing fees		22,650
Legal fees		9,649
Distribution services fee (Note 5)		45,995,023
Other service fees (Notes 2 and 5)		20,906,829
Portfolio accounting fees		175,448
Share registration costs		1,821,077
Printing and postage		673,718
Miscellaneous (Note 5)		98,024
TOTAL EXPENSES		101,716,080
Waivers, Reimbursement and Reduction:
Waiver/reimbursement of investment adviser fee (Note 5)	$(7,643,714)
Waivers of other operating expenses (Notes 2 and 5)	(17,285,347)
Reduction of custodian fees (Note 6)	(563)
TOTAL WAIVERS, REIMBURSEMENT AND REDUCTION		(24,929,624)
Net expenses			76,786,456
Net investment income			6,938,105
Net realized gain on investments			65,015
Change in net assets resulting from operations			$7,003,120
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
Year Ended July 31	2017	2016
Increase (Decrease) in Net Assets
Operations:
Net investment income	$6,938,105	$—
Net realized gain on investments	65,015	125,061
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	7,003,120	125,061
Distributions to Shareholders:
Distributions from net investment income	(6,938,105)	—
Distributions from net realized gain on investments	(75,307)	(116,871)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(7,013,412)	(116,871)
Share Transactions:
Proceeds from sale of shares	1,942,526,606	5,527,321,760
Net asset value of shares issued to shareholders in payment of distributions declared	6,860,625	114,153
Cost of shares redeemed	(6,560,143,619)	(6,812,023,862)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(4,610,756,388)	(1,284,587,949)
Change in net assets	(4,610,766,680)	(1,284,579,759)
Net Assets:
Beginning of period	11,562,656,843	12,847,236,602
End of period	$6,951,890,163	$11,562,656,843
See Notes which are an integral part of the Financial Statements
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13

Notes to Financial Statements
July 31, 2017
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, management investment company. The Trust consists of 30 portfolios. The financial statements included herein are only those of Federated Capital Reserves Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Trustees determine such liquidity fees or redemption gates are in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions) and review of price challenges by the Adviser based on recent
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market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreements reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. The detail of the total fund expense waivers, reimbursement and reduction of $24,929,624 is disclosed in various locations in this Note 2, Note 5 and Note 6.
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Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2017, unaffiliated third-party financial intermediaries waived $7,701,171 of other service fees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2017, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2017, tax years 2014 through 2017 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
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3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
Year Ended July 31	2017	2016
Shares sold	1,942,526,606	5,527,321,760
Shares issued to shareholders in payment of distributions declared	6,860,625	114,153
Shares redeemed	(6,560,143,619)	(6,812,023,862)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(4,610,756,388)	(1,284,587,949)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2017 and 2016, was as follows:
	2017	2016
Ordinary Income[1]	$7,013,412	$116,871
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of July 31, 2017, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income[2]	$43,633
Undistributed long-term capital gains	$10,426
2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Prior to September 30, 2015, the annual advisory fee was 0.30% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2017, the Adviser voluntarily waived $7,643,468 of its fee.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2017, the annualized net fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.55% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2017, FSC waived $9,584,176 of its fees. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2017, FSC retained $21,942 of fees paid by the Fund.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waiver/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund (after the voluntary waivers and reimbursements) will not exceed 1.02% (the “Fee Limit”), up to but not including the later of (the “Termination Date”): (a) October 1, 2018; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
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Interfund Transactions
During the year ended July 31, 2017, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions, which complied with Rule 17a-7 under the Act, amounted to $507,260,000 and $146,800,000, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended July 31, 2017, the Adviser reimbursed the Fund $246. Transactions involving the affiliated holding during the year ended July 31, 2017, were as follows:
Federated Institutional Money Market Management, Institutional Shares
Balance of Shares Held 7/31/2016	$500,000
Purchases/Additions	—
Sales/Reductions	(500,000)
Balance of Shares Held 7/31/2017	—
Value	$—
Dividend Income	$794
6. EXPENSE REDUCTION
Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the year ended July 31, 2017, the Fund's expenses were reduced by $563 under these arrangements.
7. CONCENTRATION OF RISK
A substantial portion of the Fund's portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
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8. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of July 31, 2017, the Fund had no outstanding loans. During the year ended July 31, 2017, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from or lend money to other participating affiliated funds. As of July 31, 2017, there were no outstanding loans. During the year ended July 31, 2017, the program was not utilized.
10. Regulatory UPDATES
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management does not believe these amendments will have a material impact on the financial statements and accompanying notes.
11. Subsequent event
As an efficient and cost-effective means of implementing its investment strategy and/or managing cash, the Fund will begin in the fourth quarter of 2017 to invest up to 25% of its net assets in an affiliated institutional prime money market fund with a “floating” NAV. To avoid charging duplicative fees, the Adviser will waive and/or reimburse the Investment Adviser Fee with respect to the amount of the Fund's net assets invested in such affiliated institutional prime money market fund. The Adviser will also waive and/or reimburse the Investment Adviser Fee and other expenses as discussed in Note 5.
Effective September 1, 2017, the breakpoints of Administrative Fees paid to FAS described above will change to:
Administrative Services Fee Rate	Average Daily Net Assets of the Investment Complex
0.100 of 1%	on assets up to $50 billion
0.075 of 1%	on assets over $50 billion
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST
AND SHAREHOLDERS OF FEDERATED CAPITAL RESERVES FUND:
We have audited the accompanying statement of assets and liabilities of Federated Capital Reserves Fund (the “Fund”) (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of July 31, 2017, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2017, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Capital Reserves Fund, a portfolio of Money Market Obligations Trust, at July 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
September 25, 2017
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2017 to July 31, 2017.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2017	Ending Account Value 7/31/2017	Expenses Paid During Period[1]
Actual	$1,000	$1,001.00	$5.06
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,019.74	$5.11
1	Expenses are equal to the Fund's annualized net expense ratio of 1.02%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2016, the Trust comprised 30 portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 124 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
IN MEMORIAM–JOHN F. DONAHUE
(Former Chairman and President, and Emeritus Director/Trustee, of the Federated Funds, and Founder, Former Chairman, President and Chief Executive Officer, and Chairman Emeritus, of Federated Investors, Inc.)
With profound sadness, Federated announces the passing of John F. (“Jack”) Donahue, who founded, along with Richard B. Fisher, Federated in 1955 and served as a leader and member of the Boards of Directors/Trustees of the Federated Funds and the Board of Directors of Federated Investors, Inc. Mr. Donahue was a family man of deep faith with exemplary character and fealty, who served his religion, family, community, and the Federated Funds and Federated, as well as their shareholders, officers and employees, with distinction. His integrity, intelligence, and keen sense of fiduciary duty, coupled with his faith, family and background as a West Point graduate and Strategic Air Command B-29 pilot, served as a foundation for his strong business acumen and leadership. Among his many achievements, Mr. Donahue's steadfast and innovative leadership of the Federated Funds and Federated, as well as within the investment management industry, led to the birth of money market funds in the 1970s and their growth as an innovative, efficient and effective cash management vehicle throughout the 1980s, 1990s, 2000s and beyond. Federated expresses deep gratitude to Mr. Donahue for his inspiring leadership, distinguished service and contributions as a husband, father, founder, Board member and officer, colleague and friend. He will be greatly missed.
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Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee, Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Director or Trustee of certain of the funds in the Federated Fund Family; Chief Financial Officer, Treasurer, Vice President and Assistant Secretary, Federated Investors, Inc.; Chairman and Trustee, Federated Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment Management Company; Director, MDTA LLC; Director, Executive Vice President and Assistant Secretary, Federated Securities Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and Director and President, FII Holdings, Inc.
Previous Positions: Director, Federated Investors, Inc.; Assistant Secretary, Federated Investment Management Company, Federated Global Investment Management Company and Passport Research, LTD; Treasurer, Passport Research, LTD; Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.
*	Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, Current Chair of the Compensation Committee, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO, The Collins Group, Inc. (a private equity firm). Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.; Director, Member of the Audit Committee and Technology Committee of Equifax, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Dean of the Duquesne University School of Law; Adjunct Professor of Law, Duquesne University School of Law; formerly, Interim Dean of the Duquesne University School of Law; Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CONSOL Energy Inc.
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as: Associate General Secretary, Diocese of Pittsburgh; a member of the Superior Court of Pennsylvania; and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also currently holds the positions on either a public or not for profit Board of Directors as follows: Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Director, Saint Vincent College; Member, Pennsylvania State Board of Education (public); and Director and Chair, Cardinal Wuerl North Catholic High School, Inc. Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director, Catholic High Schools of the Diocese of Pittsburgh, Inc.; and Director, Pennsylvania Bar Institute.
Peter E. Madden Birth Date: March 16, 1942 Trustee Indefinite Term Began serving: August 1991	Principal Occupation: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; Retired.
Other Directorships Held: None.
Qualifications: Mr. Madden has served in several business management, mutual fund services and directorship positions throughout his career. Mr. Madden previously served as President, Chief Operating Officer and Director, State Street Bank and Trust Company (custodian bank) and State Street Corporation (financial services). He was Director, VISA USA and VISA International and Chairman and Director, Massachusetts Bankers Association. Mr. Madden served as Director, Depository Trust Corporation and Director, The Boston Stock Exchange. Mr. Madden also served as a Representative to the Commonwealth of Massachusetts General Court.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CONSOL Energy Inc.
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CONSOL Energy Inc.; and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
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OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Officer since: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
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Evaluation and Approval of Advisory Contract–May 2017
Federated Capital Reserves Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term at its May 2017 meetings. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in its decision. Using these judicial decisions as a guide, the Board has indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the Fund and of comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds); and (6) the extent of care, conscientiousness and independence with which the Fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the Board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. Consistent with the judicial decisions and SEC disclosure requirements, the
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Board also considered management fees charged to institutional and other clients of Federated Investment Management Company (the “Adviser”) and its advisory affiliates for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds. The Board was assisted in its deliberations by independent legal counsel. In addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the May meetings, at which the Board's formal approval of the investment advisory contract occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on matters as the need arose. The Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning
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the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Senior Officer's Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
For comparison, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk
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associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of, and the compliance-related resources provided to, the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the Senior Officer's Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its peers.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
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The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity,) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the
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year, and in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels. It should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
While the Senior Officer noted certain items for follow-up reporting to the Board and further consideration by management, he stated that his observations and information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Capital Reserves Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919304
41050 (9/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.
Annual Shareholder Report
July 31, 2017
Share Class	Ticker
A	GRAXX
B	GRBXX
C	GRCXX
F	GRGXX
P	GRFXX

Federated Government Reserves Fund
Fund Established 2005

A Portfolio of Money Market Obligations Trust

Dear Valued Shareholder,
I am pleased to present the Annual Shareholder Report for your fund covering the period from August 1, 2016 through July 31, 2017. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President
Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2017, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Repurchase Agreements	47.9%
U.S. Government Agency Securities	46.5%
U.S. Treasury Securities	5.6%
Other Assets and Liabilities—Net[2]	(0.0)%[3]
TOTAL	100.0%
At July 31, 2017, the Fund's effective maturity4 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	51.8%
8-30 Days	23.5%
31-90 Days	10.2%
91-180 Days	10.2%
181 Days or more	4.3%
Other Assets and Liabilities—Net[2]	(0.0)%[3]
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the principal types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Represents less than 0.1%.
4	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Annual Shareholder Report
1

Portfolio of Investments
July 31, 2017
Principal Amount			Value
		GOVERNMENT AGENCIES—46.5%
$244,500,000	[1]	Federal Farm Credit System Discount Notes, 0.69% - 1.25%, 8/18/2017 - 6/6/2018	$243,449,528
699,065,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.097% - 1.393%, 8/1/2017 - 8/29/2017	699,124,486
55,601,000		Federal Farm Credit System Notes, 0.65% - 0.73%, 9/8/2017 - 10/20/2017	55,594,747
664,500,000	[1]	Federal Home Loan Bank System Discount Notes, 0.85% - 1.25%, 8/18/2017 - 7/12/2018	662,839,985
2,262,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.89% - 1.269%, 8/1/2017 - 10/25/2017	2,261,998,811
385,435,000		Federal Home Loan Bank System Notes, 0.75% - 2.75%, 9/8/2017 - 7/12/2018	385,721,341
15,000,000	[1]	Federal Home Loan Mortgage Corp. Discount Notes, 1.00%, 10/24/2017	14,965,000
145,000,000	[2]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 1.064% - 1.239%, 9/8/2017 - 10/25/2017	145,000,000
115,958,000		Federal Home Loan Mortgage Corp. Notes, 0.75% - 1.06%, 12/15/2017 - 6/22/2018	115,858,123
190,000,000	[2]	Federal National Mortgage Association Floating Rate Notes, 1.234% - 1.236%, 8/8/2017 - 8/16/2017	189,998,797
190,586,000		Federal National Mortgage Association Notes, 0.875% - 8.95%, 12/20/2017 - 7/20/2018	190,543,450
		TOTAL GOVERNMENT AGENCIES	4,965,094,268
		U.S. TREASURY—5.6%
127,000,000		United States Treasury Notes, 0.625%, 8/31/2017	126,994,741
235,000,000		United States Treasury Notes, 0.625% - 2.25%, 11/30/2017	235,923,107
70,000,000		United States Treasury Notes, 0.875% - 2.625%, 1/31/2018	70,238,697
85,000,000		United States Treasury Notes, 1.00%, 12/31/2017	85,018,448
35,500,000		United States Treasury Notes, 4.25%, 11/15/2017	35,849,259
50,000,000		United States Treasury Notes, 4.75%, 8/15/2017	50,078,567
		TOTAL U.S. TREASURY	604,102,819
		REPURCHASE AGREEMENTS—47.9%
550,000,000		Repurchase agreement, 1.06% dated 7/31/2017 under which ABN Amro Bank N.V. will repurchase the securities provided as collateral for $550,016,194 on 8/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 6/1/2047 and the market value of those underlying securities was $562,929,249.	550,000,000
Annual Shareholder Report
2

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$100,000,000	Repurchase agreement, 1.03% dated 7/31/2017 under which Barclays Capital, Inc. will repurchase the securities provided as collateral for $100,002,861 on 8/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2024 and the market value of those underlying securities was $102,002,946.	$100,000,000
500,000,000	Repurchase agreement, 1.03% dated 7/31/2017 under which Barclays Capital, Inc. will repurchase the securities provided as collateral for $500,014,306 on 8/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2045 and the market value of those underlying securities was $510,014,637.	500,000,000
500,000,000	Repurchase agreement, 1.04% dated 7/25/2017 under which Barclays Capital, Inc. will repurchase the securities provided as collateral for $500,101,111 on 8/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/20/2047 and the market value of those underlying securities was $510,116,772.	500,000,000
250,000,000	Repurchase agreement, 1.04% dated 7/26/2017 under which Barclays Capital, Inc. will repurchase the securities provided as collateral for $250,050,556 on 8/2/2017. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 1/20/2047 and the market value of those underlying securities was $255,044,200.	250,000,000
139,756,000	Interest in $140,000,000 joint repurchase agreement, 1.06% dated 7/31/2017 under which BNP Paribas SA will repurchase the securities provided as collateral for $140,004,122 on 8/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 11/30/2019 and the market value of those underlying securities was $142,804,271.	139,756,000
13,000,000	Interest in $50,000,000 joint repurchase agreement, 1.04% dated 7/31/2017 under which BNP Paribas SA will repurchase the securities provided as collateral for $50,001,444 on 8/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 12/31/2021 and the market value of those underlying securities was $51,001,523.	13,000,000
500,000,000	Repurchase agreement, 1.05% dated 7/27/2017 under which Citigroup Global Markets, Inc. will repurchase the securities provided as collateral for $500,102,083 on 8/3/2017. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2056 and the market value of those underlying securities was $510,140,090.	500,000,000
Annual Shareholder Report
3

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$99,000,000	Interest in $400,000,000 joint repurchase agreement, 1.08% dated 7/31/2017 under which Deutsche Bank Securities, Inc. will repurchase the securities provided as collateral for $400,012,000 on 8/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2045 and the market value of those underlying securities was $408,012,241.	$99,000,000
500,000,000	Repurchase agreement, 1.06% dated 7/27/2017 under which Deutsche Bank Securities, Inc. will repurchase the securities provided as collateral for $500,103,056 on 8/3/2017. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury and U.S. Government Agency securities with various maturities to 5/20/2047 and the market value of those underlying securities was $513,457,195.	500,000,000
200,000,000	Repurchase agreement, 1.07% dated 7/31/2017 under which Deutsche Bank Securities, Inc. will repurchase the securities provided as collateral for $200,005,944 on 8/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2041 and the market value of those underlying securities was $204,006,147.	200,000,000
980,000,000	Repurchase agreement, 1.04% dated 7/31/2017 under which Fixed Income Clearing Corporation (“FICC”) - BNYM will repurchase the securities provided as collateral for $980,028,311 on 8/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2026 and the market value of those underlying securities was $999,600,002.	980,000,000
100,000,000	Repurchase agreement, 1.04% dated 7/31/2017 under which Merrill Lynch, Pierce, Fenner & Smith, Inc. will repurchase the securities provided as collateral for $100,002,889 on 8/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 4/15/2018 and the market value of those underlying securities was $102,003,025.	100,000,000
632,000,000	Interest in $700,000,000 joint repurchase agreement, 1.06% dated 7/31/2017 under which Natixis Financial Products LLC will repurchase the securities provided as collateral for $700,020,611 on 8/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury and U.S. Government Agency securities with various maturities to 2/16/2055 and the market value of those underlying securities was $717,916,527.	632,000,000
Annual Shareholder Report
4

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$50,000,000	Repurchase agreement, 1.06% dated 7/31/2017 under which Wells Fargo Securities LLC will repurchase the securities provided as collateral for $50,001,472 on 8/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 5/1/2047 and the market value of those underlying securities was $51,001,503.	$50,000,000
	TOTAL REPURCHASE AGREEMENTS	5,113,756,000
	TOTAL INVESTMENTS—100.0% (AT AMORTIZED COST)[3]	10,682,953,087
	OTHER ASSETS AND LIABILITIES - NET—(0.0)%[4]	(89,982)
	TOTAL NET ASSETS—100%	$10,682,863,105
1	Discount rate at time of purchase.
2	Floating rate notes with current rate and current maturity or next reset date shown.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2017.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund's assets as of July 31, 2017, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
5

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,		Period Ended 7/31/2015[1]
	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[2]	—	—
Net realized gain on investments	0.000[2]	0.000[2]	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	0.000[2]	—
Less Distributions:
Distributions from net investment income	(0.000)[2]	—	—
Distributions from net realized gain on investments	(0.000)[2]	—	—
TOTAL DISTRIBUTIONS	(0.000)[2]	—	—
Net Asset Value, End of Period	$1.00	$1.00	$1.00
Total Return[3]	0.02%	0.00%[4]	0.00%
Ratios to Average Net Assets:
Net expenses	0.65%[5]	0.40%[5]	0.15%[6]
Net investment income	0.02%	0.00%	0.00%[6]
Expense waiver/reimbursement[7]	0.37%	0.62%	0.86%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$87,623	$89,786	$218
1	Reflects operations for the period from July 20, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods less than one year are not annualized.
4	Represents less than 0.01%.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 0.65% and 0.40% for the years ended July 31, 2017 and 2016, respectively, after taking into account this expense reduction.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
6

Financial Highlights–Class B Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,		Period Ended 7/31/2015[1]
	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[2]	—	—
Net realized gain on investments	0.000[2]	0.000[2]	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	0.000[2]	—
Less Distributions:
Distributions from net realized gain on investments	(0.000)[2]	—	—
Net Asset Value, End of Period	$1.00	$1.00	$1.00
Total Return[3]	0.00%[4]	0.00%[4]	0.00%
Ratios to Average Net Assets:
Net expenses	0.65%[5]	0.40%[5]	0.15%[6]
Net investment income	0.00%	0.00%	0.00%[6]
Expense waiver/reimbursement[7]	0.74%	0.99%	1.16%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$3,252	$5,892	$18
1	Reflects operations for the period from July 20, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.
4	Represents less than 0.01%.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 0.65% and 0.40% for the years ended July 31, 2017 and 2016, respectively, after taking into account this expense reduction.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
7

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,		Period Ended 7/31/2015[1]
	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[2]	—	—
Net realized gain on investments	0.000[2]	0.000[2]	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	0.000[2]	—
Less Distributions:
Distributions from net realized gain on investments	(0.000)[2]	—	—
Net Asset Value, End of Period	$1.00	$1.00	$1.00
Total Return[3]	0.00%[4]	0.00%[4]	0.00%
Ratios to Average Net Assets:
Net expenses	0.68%[5]	0.40%[5]	0.15%[6]
Net investment income	0.00%	0.00%	0.00%[6]
Expense waiver/reimbursement[7]	0.69%	0.97%	1.16%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$9,963	$10,783	$0[8]
1	Reflects operations for the period from July 20, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.
4	Represents less than 0.01%.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 0.68% and 0.40% for the years ended July 31, 2017 and 2016, respectively, after taking into account this expense reduction.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
8	Represents less than $1,000.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
8

Financial Highlights–Class F Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,		Period Ended 7/31/2015[1]
	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[2]	—	—
Net realized gain on investments	0.000[2]	0.000[2]	—
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	0.000[2]	—
Less Distributions:
Distributions from net investment income	(0.000)[2]	—	—
Distributions from net realized gain on investments	(0.000)[2]	—	—
TOTAL DISTRIBUTIONS	(0.000)[2]	—	—
Net Asset Value, End of Period	$1.00	$1.00	$1.00
Total Return[3]	0.02%	0.00%[4]	0.00%
Ratios to Average Net Assets:
Net expenses	0.62%[5]	0.40%[5]	0.15%[6]
Net investment income	0.02%	0.00%	0.00%[6]
Expense waiver/reimbursement[7]	0.42%	0.63%	0.86%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,524	$3,066	$0[8]
1	Reflects operations for the period from July 20, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods less than one year are not annualized.
4	Represents less than 0.01%.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio is 0.62% and 0.40% for the years ended July 31, 2017 and 2016, respectively, after taking into account this expense reduction.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
8	Represents less than $1,000.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
9

Financial Highlights–Class P Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	—	—	—	—
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	—	—	—	—
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.00%[3]	0.00%[3]	0.00%[3]	0.00%[3]	0.00%[3]
Ratios to Average Net Assets:
Net expenses	0.66%[4]	0.31%[4]	0.11%[4]	0.10%[4]	0.18%
Net investment income	0.00%	0.00%	0.00%	0.00%	0.00%
Expense waiver/reimbursement[5]	0.54%	0.89%	1.18%	1.20%	1.12%
Supplemental Data:
Net assets, end of period (000 omitted)	$10,580,501	$12,639,013	$12,194,155	$11,135,915	$12,026,528
1	Represents less than $0.001.
2	Based on net asset value.
3	Represents less than 0.01%.
4	The net expense ratio is calculated without reduction for expenses offset arrangements. The net expense ratios are 0.66%, 0.31%, 0.11% and 0.10% for the years ended July 31, 2017, 2016, 2015 and 2014, respectively, after taking into account this expense reduction.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
10

Statement of Assets and Liabilities
July 31, 2017
Assets:
Investment in securities	$5,569,197,087
Investments in repurchase agreements	5,113,756,000
Total investment in securities, at amortized cost and fair value		$10,682,953,087
Cash		244,993
Income receivable		7,708,232
Receivable for shares sold		57,458
TOTAL ASSETS		10,690,963,770
Liabilities:
Payable for shares redeemed	511,281
Income distribution payable	907
Payable for distribution services fee (Note 5)	3,788,526
Payable for other service fees (Notes 2 and 5)	2,325,699
Payable for transfer agent fee (Notes 2 and 5)	1,118,508
Payable for investment adviser fee (Note 5)	45,472
Payable for administrative fee (Note 5)	23,064
Accrued expenses (Note 5)	287,208
TOTAL LIABILITIES		8,100,665
Net assets for 10,682,834,556 shares outstanding		$10,682,863,105
Net Assets Consists of:
Paid-in capital		$10,682,833,427
Accumulated net realized gain on investments		29,678
TOTAL NET ASSETS		$10,682,863,105
Annual Shareholder Report
11

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
$87,623,197 ÷ 87,622,992 shares outstanding, no par value, unlimited shares authorized	$1.00
Offering price per share	$1.00
Redemption proceeds per share	$1.00
Class B Shares:
$3,251,518 ÷ 3,251,513 shares outstanding, no par value, unlimited shares authorized	$1.00
Offering price per share	$1.00
Redemption proceeds per share (94.50/100 of $1.00)[1]	$0.95
Class C Shares:
$9,963,464 ÷ 9,963,436 shares outstanding, no par value, unlimited shares authorized	$1.00
Offering price per share	$1.00
Redemption proceeds per share (99.00/100 of $1.00)[1]	$0.99
Class F Shares:
$1,523,812 ÷ 1,523,810 shares outstanding, no par value, unlimited shares authorized	$1.00
Offering price per share	$1.00
Redemption proceeds per share (99.00/100 of $1.00)[1]	$0.99
Class P Shares:
$10,580,501,114 ÷ 10,580,472,805 shares outstanding, no par value, unlimited shares authorized	$1.00
Offering price per share	$1.00
Redemption proceeds per share	$1.00
1	Under certain limited conditions, a “Contingent Deferred Sales Charge” of up to 5.50% for Class B Shares and up to 1.00% for Class C Shares and Class F Shares may be imposed. See “Sales Charge When You Redeem” in the Prospectus.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
12

Statement of Operations
Year Ended July 31, 2017
Investment Income:
Interest			$80,852,723
Expenses:
Investment adviser fee (Note 5)		$24,263,787
Administrative fee (Note 5)		9,517,333
Custodian fees		362,724
Transfer agent fees (Notes 2 and 5)		12,152,976
Directors'/Trustees' fees (Note 5)		104,611
Auditing fees		22,650
Legal fees		9,945
Distribution services fee (Note 5)		66,658,396
Other service fees (Notes 2 and 5)		30,200,731
Portfolio accounting fees		193,321
Share registration costs		1,176,210
Printing and postage		1,021,345
Miscellaneous (Note 5)		91,251
TOTAL EXPENSES		145,775,280
Waivers, Reimbursements and Reduction:
Waiver of investment adviser fee (Note 5)	$(3,667,352)
Waivers/reimbursements of other operating expenses (Notes 2 and 5)	(61,614,307)
Reduction of custodian fees (Note 6)	(210)
TOTAL WAIVERS, REIMBURSEMENTS AND REDUCTION		(65,281,869)
Net expenses			80,493,411
Net investment income			359,312
Net realized gain on investments			49,686
Change in net assets resulting from operations			$408,998
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
13

Statement of Changes in Net Assets
Year Ended July 31	2017	2016
Increase (Decrease) in Net Assets
Operations:
Net investment income	$359,312	$—
Net realized gain on investments	49,686	42,941
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	408,998	42,941
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(20,910)	—
Class F Shares	(355)	—
Class P Shares	(338,047)	—
Distributions from net realized gain on investments
Class A Shares	(269)	—
Class B Shares	(17)	—
Class C Shares	(34)	—
Class F Shares	(9)	—
Class P Shares	(40,543)	(24,389)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(400,184)	(24,389)
Share Transactions:
Proceeds from sale of shares	5,738,061,018	7,255,289,165
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Liberty U.S. Government Money Market Trust	—	127,283,551
Net asset value of shares issued to shareholders in payment of distributions declared	390,481	23,647
Cost of shares redeemed	(7,804,137,136)	(6,828,466,775)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(2,065,685,637)	554,129,588
Change in net assets	(2,065,676,823)	554,148,140
Net Assets:
Beginning of period	12,748,539,928	12,194,391,788
End of period	$10,682,863,105	$12,748,539,928
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
14

Notes to Financial Statements
July 31, 2017
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, management investment company. The Trust consists of 30 portfolios. The financial statements included herein are only those of Federated Government Reserves Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class B Shares, Class C Shares, Class F Shares and Class P Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
The Fund operates as a government money market fund. As a government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully; (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); and (3) has elected not to be subject to the liquidity fees and gates requirement at this time as permitted by Rule 2a-7 under the Act.
On December 18, 2015, the Fund acquired all of the net assets of Federated Liberty U.S. Government Money Market Trust (the “Acquired Fund”), an open-end investment company in a tax-free reorganization in exchange for Class A Shares, Class B Shares, Class C Shares and Class F Shares of the Fund, pursuant to a plan of reorganization approved by the Fund's Trustees. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however; the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Fund's realized gains and losses with amounts distributable to shareholders for tax purposes.
For every Class A Share, Class B Share, Class C Share and Class F Share of the Acquired Fund exchanged, a shareholder of the Acquired Fund received one Class A Share, Class B Share, Class C Share and Class F Share, respectively, of the Fund.
The Fund received net assets from the Acquired Fund as the result of the tax-free reorganization as follows:
Shares of the Fund Issued	Acquired Fund Net Assets Received	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
127,283,547	$127,283,551	$13,211,131,195	$13,338,414,746
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Assuming the acquisition had been completed on August 1, 2015, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the year ended July 31, 2016, are as follows:
Net investment income*	$—
Net realized gain on investments	$43,145
Net increase in assets resulting from operations	$43,145
*	Due to the expense waivers/reimbursements in effect under current market conditions, there would have been no impact to net investment income and net expenses.
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amount of earnings of the Acquired Fund that has been included in the Fund's Statement of Changes in Net Assets as of July 31, 2016.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
The Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
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Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreements reducing the net settlement amount to zero.
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Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class A Shares, Class B Shares, Class C Shares, Class F Shares and Class P Shares may bear distribution services fees, other services fees and transfer agent fees unique to those classes. The detail of the total fund expense waivers, reimbursements and reduction of $65,281,869 is disclosed in various locations in this Note 2, Note 5 and Note 6. For the year ended July 31, 2017, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$19,496	$(17,496)
Class B Shares	3,607	(3,513)
Class C Shares	6,408	(6,185)
Class F Shares	727	(684)
Class P Shares	12,122,738	(5,085,158)
TOTAL	$12,152,976	$(5,113,036)
Dividends are declared separately for each class. No class has preferential dividends rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares, Class F Shares and Class P Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time.
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For the year ended July 31, 2017, other services fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Class A Shares	$231,970	$(85,315)	$(64,737)
Class B Shares	11,209	(11,075)	—
Class C Shares	26,514	(63)	(26,033)
Class F Shares	5,052	(1,955)	(1,670)
Class P Shares	29,925,986	—	(24,594,060)
TOTAL	$30,200,731	$(98,408)	$(24,686,500)
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2017, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2017, tax years 2014 through 2017 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
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Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activities:
Year Ended July 31	2017		2016
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	72,004,754	$72,004,754	42,343,679	$42,343,679
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Liberty U.S. Government Money Market Trust	—	—	105,367,980	105,367,984
Shares issued to shareholders in payment of distributions declared	20,741	20,741	—	—
Shares redeemed	(74,188,845)	(74,188,845)	(58,143,459)	(58,143,459)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(2,163,350)	$(2,163,350)	89,568,200	$89,568,204

Year Ended July 31	2017		2016
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	1,456,728	$1,456,728	6,387,979	$6,387,979
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Liberty U.S. Government Money Market Trust	—	—	6,014,620	6,014,620
Shares issued to shareholders in payment of distributions declared	17	17	—	—
Shares redeemed	(4,097,115)	(4,097,115)	(6,528,875)	(6,528,875)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(2,640,370)	$(2,640,370)	5,873,724	$5,873,724

Year Ended July 31	2017		2016
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	10,793,129	$10,793,129	8,756,153	$8,756,153
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Liberty U.S. Government Money Market Trust	—	—	13,475,062	13,475,062
Shares issued to shareholders in payment of distributions declared	32	32	—	—
Shares redeemed	(11,612,508)	(11,612,508)	(11,448,532)	(11,448,533)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(819,347)	$(819,347)	10,782,683	$10,782,682
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Year Ended July 31	2017		2016
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	468,188	$468,188	1,241,852	$1,241,852
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Liberty U.S. Government Money Market Trust	—	—	2,425,885	2,425,885
Shares issued to shareholders in payment of distributions declared	314	314	—	—
Shares redeemed	(2,010,788)	(2,010,788)	(601,741)	(601,741)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(1,542,286)	$(1,542,286)	3,065,996	$3,065,996

Year Ended July 31	2017		2016
Class P Shares:	Shares	Amount	Shares	Amount
Shares sold	5,653,338,219	$5,653,338,219	7,196,559,502	$7,196,559,502
Shares issued to shareholders in payment of distributions declared	369,377	369,377	23,647	23,647
Shares redeemed	(7,712,227,876)	(7,712,227,880)	(6,751,744,167)	(6,751,744,167)
NET CHANGE RESULTING FROM CLASS P SHARE TRANSACTIONS	(2,058,520,280)	$(2,058,520,284)	444,838,982	$444,838,982
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(2,065,685,633)	$(2,065,685,637)	554,129,585	$554,129,588
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2017 and 2016, was as follows:
	2017	2016
Ordinary Income[1]	$400,184	$24,389
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of July 31, 2017, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income[2]	$29,317
Undistributed long-term capital gains	$361
2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the year ended July 31, 2017, the Adviser voluntarily waived $3,667,352 of its fee and voluntarily reimbursed $5,113,036 of transfer agent fees.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2017, the annualized net fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares, Class F Shares and Class P Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets, annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.45%
Class B Shares	0.75%
Class C Shares	0.75%
Class F Shares	0.45%
Class P Shares	0.55%
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Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2017, distribution services fees for the Fund were as follows:
	Distribution Service Fees Incurred	Distribution Services Fees Reimbursed	Distribution Services Fees Waived by Unaffiliated Third Parties
Class A Shares	$428,157	$(60,168)	$(95,146)
Class B Shares	33,626	(17,133)	—
Class C Shares	79,542	(37,293)	—
Class F Shares	9,227	(1,607)	(2,050)
Class P Shares	66,107,844	(13,473,554)	(18,029,412)
TOTAL	$66,658,396	$(13,589,755)	$(18,126,608)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2017, FSC did not retain any fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended July 31, 2017, FSC retained $20,428, $2,437 and $212 of CDSC relating to redemptions of Class B Shares, Class C Shares and Class F Shares, respectively.
Other Service Fees
For the year ended July 31, 2017, FSSC received $87,059 and reimbursed $98,408 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waiver/reimbursement/reduction for Fund expenses reflected in the financial highlights will be maintained in the future. The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class B Shares, Class C Shares, Class F Shares and Class P Shares (after the voluntary waivers and reimbursements) will not exceed 0.87%, 1.27%, 1.27%, 0.87% and 1.02% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2018; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
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Interfund Transactions
During the year ended July 31, 2017, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sales transactions complied with Rule 17a-7 under the Act and amounted to $95,510,834 and 187,989,833, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. EXPENSE REDUCTION
Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the year ended July 31, 2017, the Fund's expenses were reduced by $210 under these arrangements.
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2017, there were no outstanding loans. During the year ended July 31, 2017, the program was not utilized.
8. Regulatory updates
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management does not believe these amendments will have a material impact on the financial statements and accompanying notes.
9. Subsequent event
Effective September 1, 2017, the breakpoints of Administrative Fees paid to FAS described above will change to:
Administrative Services Fee Rate	Average Daily Net Assets of the Investment Complex
0.100 of 1%	on assets up to $50 billion
0.075 of 1%	on assets over $50 billion
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24

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF trustees OF Money Market Obligations trust AND SHAREHOLDERS OF federated government reserves fund:
We have audited the accompanying statement of assets and liabilities of Federated Government Reserves Fund (the “Fund”) (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of July 31, 2017, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the years or periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2017, by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Government Reserves Fund, a portfolio of Money Market Obligations Trust, at July 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the years or periods indicated therein, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
September 25, 2017
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2017 to July 31, 2017.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2017	Ending Account Value 7/31/2017	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000.00	$1,000.20	$3.97
Class B Shares	$1,000.00	$1,000.00	$4.17[2]
Class C Shares	$1,000.00	$1,000.00	$4.22[3]
Class F Shares	$1,000.00	$1,000.20	$3.97
Class P Shares	$1,000.00	$1,000.00	$4.17[4]
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	Beginning Account Value 2/1/2017	Ending Account Value 7/31/2017	Expenses Paid During Period[1]
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000.00	$1,020.83	$4.01
Class B Shares	$1,000.00	$1,020.63	$4.21[2]
Class C Shares	$1,000.00	$1,020.58	$4.26[3]
Class F Shares	$1,000.00	$1,020.83	$4.01
Class P Shares	$1,000.00	$1,020.63	$4.21[4]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.80%
Class B Shares	0.84%
Class C Shares	0.85%
Class F Shares	0.80%
Class P Shares	0.84%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Class B Shares current Fee Limit of 1.27% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $6.30 and $6.36, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Class C Shares current Fee Limit of 1.27% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $6.30 and $6.36, respectively.
4	Actual and Hypothetical expenses paid during the period utilizing the Fund's Class P Shares current Fee Limit of 1.02% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.06 and $5.11, respectively.
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2016, the Trust comprised 30 portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 124 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
IN MEMORIAM–JOHN F. DONAHUE
(Former Chairman and President, and Emeritus Director/Trustee, of the Federated Funds, and Founder, Former Chairman, President and Chief Executive Officer, and Chairman Emeritus, of Federated Investors, Inc.)
With profound sadness, Federated announces the passing of John F. (“Jack”) Donahue, who founded, along with Richard B. Fisher, Federated in 1955 and served as a leader and member of the Boards of Directors/Trustees of the Federated Funds and the Board of Directors of Federated Investors, Inc. Mr. Donahue was a family man of deep faith with exemplary character and fealty, who served his religion, family, community, and the Federated Funds and Federated, as well as their shareholders, officers and employees, with distinction. His integrity, intelligence, and keen sense of fiduciary duty, coupled with his faith, family and background as a West Point graduate and Strategic Air Command B-29 pilot, served as a foundation for his strong business acumen and leadership. Among his many achievements, Mr. Donahue's steadfast and innovative leadership of the Federated Funds and Federated, as well as within the investment management industry, led to the birth of money market funds in the 1970s and their growth as an innovative, efficient and effective cash management vehicle throughout the 1980s, 1990s, 2000s and beyond. Federated expresses deep gratitude to Mr. Donahue for his inspiring leadership, distinguished service and contributions as a husband, father, founder, Board member and officer, colleague and friend. He will be greatly missed.
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Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee, Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Director or Trustee of certain of the funds in the Federated Fund Family; Chief Financial Officer, Treasurer, Vice President and Assistant Secretary, Federated Investors, Inc.; Chairman and Trustee, Federated Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment Management Company; Director, MDTA LLC; Director, Executive Vice President and Assistant Secretary, Federated Securities Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and Director and President, FII Holdings, Inc.
Previous Positions: Director, Federated Investors, Inc.; Assistant Secretary, Federated Investment Management Company, Federated Global Investment Management Company and Passport Research, LTD; Treasurer, Passport Research, LTD; Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.
*	Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, Current Chair of the Compensation Committee, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO, The Collins Group, Inc. (a private equity firm). Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.; Director, Member of the Audit Committee and Technology Committee of Equifax, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Dean of the Duquesne University School of Law; Adjunct Professor of Law, Duquesne University School of Law; formerly, Interim Dean of the Duquesne University School of Law; Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CONSOL Energy Inc.
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as: Associate General Secretary, Diocese of Pittsburgh; a member of the Superior Court of Pennsylvania; and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also currently holds the positions on either a public or not for profit Board of Directors as follows: Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Director, Saint Vincent College; Member, Pennsylvania State Board of Education (public); and Director and Chair, Cardinal Wuerl North Catholic High School, Inc. Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director, Catholic High Schools of the Diocese of Pittsburgh, Inc.; and Director, Pennsylvania Bar Institute.
Peter E. Madden Birth Date: March 16, 1942 Trustee Indefinite Term Began serving: August 1991	Principal Occupation: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; Retired.
Other Directorships Held: None.
Qualifications: Mr. Madden has served in several business management, mutual fund services and directorship positions throughout his career. Mr. Madden previously served as President, Chief Operating Officer and Director, State Street Bank and Trust Company (custodian bank) and State Street Corporation (financial services). He was Director, VISA USA and VISA International and Chairman and Director, Massachusetts Bankers Association. Mr. Madden served as Director, Depository Trust Corporation and Director, The Boston Stock Exchange. Mr. Madden also served as a Representative to the Commonwealth of Massachusetts General Court.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CONSOL Energy Inc.
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CONSOL Energy Inc.; and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
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OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Officer since: May 2004 Portfolio Manager since: December 2009	Principal Occupations: Deborah A. Cunningham has been the Fund's Portfolio Manager since December 2009. Ms. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.

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Evaluation and Approval of Advisory Contract–May 2017
Federated Government Reserves Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term at its May 2017 meetings. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in its decision. Using these judicial decisions as a guide, the Board has indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the Fund and of comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds); and (6) the extent of care, conscientiousness and independence with which the Fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the Board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. Consistent with the judicial decisions and SEC disclosure requirements, the
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Board also considered management fees charged to institutional and other clients of Federated Investment Management Company (the “Adviser”) and its advisory affiliates for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds. The Board was assisted in its deliberations by independent legal counsel. In addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the May meetings, at which the Board's formal approval of the investment advisory contract occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on matters as the need arose. The Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning
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the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
It was noted in the materials for the Board meeting that for the period covered by the Senior Officer's Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
For comparison, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk
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associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of, and the compliance-related resources provided to, the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the Senior Officer's Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its peers.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
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The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity,) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the
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year, and in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels. It should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
While the Senior Officer noted certain items for follow-up reporting to the Board and further consideration by management, he stated that his observations and information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, other than the reduction in the contractual (or gross) advisory fee noted above, no objection was raised to the continuation of, the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Government Reserves Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919544
CUSIP 608919536
CUSIP 608919528
CUSIP 608919510
CUSIP 608919205
33543 (9/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.
Annual Shareholder Report
July 31, 2017
Ticker	MUTXX

The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.
Federated Municipal Trust

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2017, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	82.2%
Variable Rate Extendible Instruments	1.4%
Municipal Notes	12.9%
Commercial Paper	3.4%
Other Assets and Liabilities—Net[2]	0.1%
TOTAL	100.0%
At July 31, 2017, the Fund's effective maturity schedule3 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	82.2%
8-30 Days	4.8%
31-90 Days	1.4%
91-180 Days	8.9%
181 Days or more	2.6%
Other Assets and Liabilities—Net[2]	0.1%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Annual Shareholder Report
1

Portfolio of Investments
July 31, 2017
Principal Amount			Value
		SHORT-TERM MUNICIPALS—99.9%[1]
		Alabama—3.2%
$200,000		Columbia, AL IDB PCRBs, (Series 1998) Daily VRDNs (Alabama Power Co.), 0.86%, 8/1/2017	$200,000
850,000		Columbia, AL IDB PCRBs, (Series 2014-B) Daily VRDNs (Alabama Power Co.), 0.84%, 8/1/2017	850,000
6,000,000		West Jefferson, AL IDB Solid Waste Disposal, (Series 2008) Daily VRDNs (Alabama Power Co.), 0.90%, 8/1/2017	6,000,000
		TOTAL	7,050,000
		Arizona—1.1%
2,500,000	[2,3]	Arizona School Facilities Board, TOB Trust Receipts (2016-ZM0321) Weekly VRDNs (Assured Guaranty Corp. INS)/(Bank of America N.A. LIQ), 0.98%, 8/7/2017	2,500,000
		California—4.2%
2,335,000		California Infrastructure & Economic Development Bank, (Series 2000A) Weekly VRDNs (Bonny Doon Winery, Inc.)/(Comerica Bank LOC), 0.97%, 8/7/2017	2,335,000
2,800,000		California PCFA, (Series 2014) Weekly VRDNs (Sierra Pacific Industries)/(Wells Fargo Bank, N.A. LOC), 0.94%, 8/7/2017	2,800,000
4,000,000	[2,3]	Golden State Tobacco Securitization Corp., CA, TOB Trust Certificates (2015-XF1038) Weekly VRDNs (California State)/(Deutsche Bank AG GTD)/(Deutsche Bank AG LIQ), 0.88%, 8/7/2017	4,000,000
		TOTAL	9,135,000
		Colorado—3.8%
1,700,000		Colorado HFA (Class I Bonds), (Series 2007) Weekly VRDNs (Xybix Systems, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 0.97%, 8/7/2017	1,700,000
1,870,000		Colorado HFA, (Series 2004A) Weekly VRDNs (Popiel Properties LLC)/(UMB Bank, N.A. LOC), 1.07%, 8/7/2017	1,870,000
4,615,000		Colorado HFA, (Series 2016A) Weekly VRDNs (Acme Manufacturing Company, Inc.)/(UMB Bank, N.A. LOC), 1.02%, 8/7/2017	4,615,000
		TOTAL	8,185,000
		Georgia—0.6%
1,150,000		Burke County, GA Development Authority, (Second Series 1995) Daily VRDNs (Georgia Power Co.), 0.90%, 8/1/2017	1,150,000
200,000		Gainesville and Hall County, GA Development Authority, (Series 2002) Weekly VRDNs (Fieldale Farms Corp.)/(Rabobank Nederland NV, Utrecht LOC), 0.87%, 8/7/2017	200,000
		TOTAL	1,350,000
Annual Shareholder Report
2

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1]
		Illinois—6.5%
$3,160,000		Harvey, IL Multifamily Revenue, (Series 1997) Weekly VRDNs (Bethlehem Village)/(Federal Home Loan Bank of Indianapolis LOC), 1.02%, 8/7/2017	$3,160,000
900,000		Illinois Educational Facilities Authority, (Series 2002A) Weekly VRDNs (Saint Xavier University)/(FirstMerit Bank, N.A. LOC), 1.07%, 8/7/2017	900,000
2,500,000		Illinois Finance Authority—Solid Waste, (Series 2013) Weekly VRDNs (Kuusakoski US LLC)/(Nordea Bank AB LOC), 0.96%, 8/7/2017	2,500,000
2,880,000		Illinois Finance Authority, (Series 2006) Weekly VRDNs (Reliable Materials Lyons LLC)/(Fifth Third Bank, Cincinnati LOC), 1.00%, 8/7/2017	2,880,000
4,655,000	[2,3]	Illinois Finance Authority, TOB Trust Certificates (2015-XF2122) Weekly VRDNs (Resurrection Health Care Corp.)/(AGM INS)/(Citibank NA, New York LIQ), 0.97%, 8/7/2017	4,655,000
		TOTAL	14,095,000
		Indiana—1.6%
3,500,000		Bartholomew Consolidated School Corp., IN, 3.25% TANs, 12/29/2017	3,519,774
		Kentucky—2.2%
3,600,000		Georgetown, KY, (Series 2006) Weekly VRDNs (Georgetown College)/(Fifth Third Bank, Cincinnati LOC), 0.93%, 8/7/2017	3,600,000
1,120,000		Somerset, KY Industrial Building, (Series 2000) Weekly VRDNs (Wonderfuel LLC)/(Comerica Bank LOC), 1.09%, 8/7/2017	1,120,000
		TOTAL	4,720,000
		Louisiana—1.9%
2,500,000		Ascension Parish, LA, (Series 1997) Weekly VRDNs (BASF Corp.), 1.03%, 8/7/2017	2,500,000
1,640,000		St. James Parish, LA, (Series 2010B-1), Weekly VRDNs (Guaranteed by Nucor Corp.), 0.94%, 8/7/2017	1,640,000
		TOTAL	4,140,000
		Massachusetts—1.1%
2,415,000		Massachusetts IFA, (Series 1992B), 1.05% CP (New England Power Co.), Mandatory Tender, 8/21/2017	2,415,000
		Michigan—6.1%
700,000	[2,3]	Karegnondi, MI Water Authority, PUTTERs (Series 5009) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 0.80%, 8/1/2017	700,000
1,200,000		Kent Hospital Finance Authority, MI, (Series 2008B-3) Weekly VRDNs (Spectrum Health)/(Wells Fargo Bank, N.A. LIQ), 0.82%, 8/7/2017	1,200,000
1,000,000		Michigan State Housing Development Authority, (2007 Series D-1) Weekly VRDNs (Barclays Bank PLC LIQ), 1.00%, 8/7/2017	1,000,000
10,400,000		Michigan State Housing Development Authority, (Series 2007E) Weekly VRDNs (Bank of Tokyo-Mitsubishi UFJ Ltd. LIQ), 0.96%, 8/7/2017	10,400,000
		TOTAL	13,300,000
Annual Shareholder Report
3

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1]
		Mississippi—2.0%
$4,335,000		Mississippi Home Corp., (Series 2004-5: Arbor Park Apartments) Weekly VRDNs (Jackson Partners LP)/(Federal National Mortgage Association LOC), 0.98%, 8/7/2017	$4,335,000
		Multi State—9.2%
15,000,000	[2,3]	Nuveen Enhanced Quality Municipal Income Fund, (Series 1) Weekly VRDPs (Barclays Bank PLC LIQ), 1.02%, 8/7/2017	15,000,000
5,000,000	[2,3]	Nuveen Municipal Credit Income Fund, (Series 3) Weekly VRDPs (TD Bank, N.A. LIQ), 0.94%, 8/7/2017	5,000,000
		TOTAL	20,000,000
		Nebraska—0.9%
2,000,000		Stanton County, NE, (Series 1998) Weekly VRDNs (Nucor Corp.), 1.00%, 8/7/2017	2,000,000
		Nevada—1.4%
1,000,000		Clark County, NV Industrial Development Revenue, (Series 2003A) Weekly VRDNs (Southwest Gas Corp.)/(Wells Fargo Bank, N.A. LOC), 0.95%, 8/7/2017	1,000,000
1,995,000		Director of the State of Nevada Department of Business and Industry, IDRBs (Series 1998A) Weekly VRDNs (575 Mill Street LLC)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 1.18%, 8/7/2017	1,995,000
		TOTAL	2,995,000
		New Hampshire—7.2%
10,700,000		New Hampshire Business Finance Authority, (Series 2008) Daily VRDNs (Valley Regional Hospital)/(Citizens Bank, N.A., Providence LOC), 0.85%, 8/1/2017	10,700,000
5,000,000		New Hampshire Business Finance Authority, PCR Bonds (1990 Series A), 1.05% CP (New England Power Co.), Mandatory Tender, 8/24/2017	5,000,000
		TOTAL	15,700,000
		New Jersey—10.2%
3,000,000		Freehold Borough, NJ, (Series 2016A), 2.50% BANs, 12/1/2017	3,012,880
18,170,000	[2,3]	New Jersey Higher Education Assistance Authority, TOB Trust Certificates (2016-XG0032) Weekly VRDNs (AGM INS)/(Citibank NA, New York LIQ), 0.97%, 8/7/2017	18,170,000
1,000,000		North Plainfield, NJ, 2.50% BANs, 12/15/2017	1,003,781
		TOTAL	22,186,661
		New York—4.0%
1,825,000	[2,3]	Metropolitan Transportation Authority, NY, TOB Trust Receipts (2016-XF0499) Weekly VRDNs (MTA Transportation Revenue)/(Toronto Dominion Bank LIQ), 0.87%, 8/7/2017	1,825,000
5,000,000	[2,3]	Metropolitan Transportation Authority, NY, TOB Trust Receipts (2016-ZF0500) Weekly VRDNs (MTA Transportation Revenue)/(Toronto Dominion Bank LIQ), 0.87%, 8/7/2017	5,000,000
Annual Shareholder Report
4

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1]
		New York—continued
$1,890,000		Watertown, NY, 2.25% BANs, 4/19/2018	$1,898,646
		TOTAL	8,723,646
		North Carolina—4.0%
6,000,000		Boone, NC, 2.00% BANs, 11/1/2017	6,009,746
2,725,000		North Carolina Capital Facilities Finance Agency, (Series 2004B) Weekly VRDNs (NCA&T University Foundation LLC)/(PNC Bank, N.A. LOC), 0.82%, 8/7/2017	2,725,000
		TOTAL	8,734,746
		North Dakota—2.3%
5,000,000		Grand Forks County, ND, (Series 2011) Weekly VRDNs (J.R. Simplot Co.)/(Cooperatieve Rabobank UA LOC), 1.00%, 8/7/2017	5,000,000
		Ohio—9.0%
1,500,000		Cuyahoga Falls, OH, 2.00% BANs, 11/30/2017	1,504,923
1,750,000		Independence, OH, (Series 2), 2.00% BANs, 12/6/2017	1,755,115
2,500,000		Lorain County, OH, (Series B), 1.25% BANs, 11/9/2017	2,502,370
1,161,105		Marietta, OH, 2.125% BANs, 5/11/2018	1,167,541
2,985,000		Marysville, OH, 1.375% BANs, 8/24/2017	2,985,607
3,000,000	[2,3]	Ohio State Higher Educational Facility Commission (University Hospitals Health System, Inc.), Golden Blue (Series 2017-006) VRENs (University Hospitals Health System, Inc.)/Barclays Bank PLC LIQ)/Barclays Bank PLC LOC), 1.00%, 9/11/2017	3,000,000
2,700,000		Sharonville, OH, 2.00% BANs, 6/27/2018	2,719,293
3,875,000		Toledo-Lucas County, OH Port Authority, (Series 2006) Weekly VRDNs (Van Deurzen Dairy LLC)/(Bank of America N.A. LOC), 0.97%, 8/7/2017	3,875,000
		TOTAL	19,509,849
		Oklahoma—2.3%
5,000,000		Broken Arrow, OK EDA, Weekly VRDNs (Blue Bell Creameries)/(JPMorgan Chase Bank, N.A. LOC), 1.04%, 8/7/2017	5,000,000
		Pennsylvania—1.2%
2,600,000		Montgomery County, PA IDA, (Series 2000) Weekly VRDNs (Lonza, Inc.)/(Landesbank Hessen-Thuringen LOC), 0.96%, 8/7/2017	2,600,000
		Rhode Island—2.9%
2,985,000		Rhode Island State Health and Educational Building Corp., (Series 2005A: Catholic School Pool Program Issue) Daily VRDNs (Citizens Bank, N.A., Providence LOC), 0.83%, 8/1/2017	2,985,000
3,245,000		Rhode Island State Health and Educational Building Corp., (Series 2007) Weekly VRDNs (CVS-Highlander Charter School, Inc.)/(Citizens Bank, N.A., Providence LOC), 1.03%, 8/7/2017	3,245,000
		TOTAL	6,230,000
Annual Shareholder Report
5

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1]
	South Carolina—0.5%
$1,000,000	Berkeley County, SC IDB, (Series 1997) Weekly VRDNs (Nucor Corp.), 1.00%, 8/7/2017	$1,000,000
	Tennessee—3.0%
5,700,000	Memphis-Shelby County, TN IDB—PCRBs, (Series 2007) Weekly VRDNs (Nucor Steel Memphis, Inc.)/(Nucor Corp. GTD), 1.00%, 8/7/2017	5,700,000
775,000	Metropolitan Government Nashville & Davidson County, TN HEFA, (Series 2009) Weekly VRDNs (Meharry Medical College)/(Fifth Third Bank, Cincinnati LOC), 0.93%, 8/7/2017	775,000
	TOTAL	6,475,000
	Texas—3.8%
8,300,000	Port of Corpus Christi Authority of Nueces County, TX, (Series 2007) Weekly VRDNs (Flint Hills Resources)/(Flint Hills Resources LLC GTD), 1.00%, 8/7/2017	8,300,000
	Washington—1.1%
2,520,000	Washington State EDFA , (Series 2007E) Weekly VRDNs (Mesa Dairy, LLC)/(Bank of the West, San Francisco, CA LOC), 1.24%, 8/7/2017	2,520,000
	Wisconsin—2.6%
3,000,000	Rothschild Village, WI, (Series 2007) Weekly VRDNs (Schuette, Inc.)/(BMO Harris Bank, N.A. LOC), 1.20%, 8/7/2017	3,000,000
2,610,000	Wisconsin State HEFA, (Series 2008) Weekly VRDNs (Wisconsin Lutheran Child & Family Services, Inc.)/(BMO Harris Bank, N.A. LOC), 1.20%, 8/7/2017	2,610,000
	TOTAL	5,610,000
	TOTAL INVESTMENTS—99.9% (AT AMORTIZED COST)[4]	217,329,676
	OTHER ASSETS AND LIABILITIES - NET—0.1%[5]	266,827
	TOTAL NET ASSETS—100%	$217,596,503
Securities that are subject to the federal alternative minimum tax (AMT) represent 61.1% of the Fund's portfolio as calculated based upon total market value (unaudited).
1	Current rate and next reset date shown for Variable Rate Demand Notes.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2017, these restricted securities amounted to $59,850,000, which represented 27.5% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2017, these liquid restricted securities amounted to $59,850,000, which represented 27.5% of total net assets.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2017.
Annual Shareholder Report
6

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund's assets as of July 31, 2017, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronyms are used throughout this portfolio:
AGM	—Assured Guaranty Municipal Corp.
BANs	—Bond Anticipation Notes
CP	—Commercial Paper
EDA	—Economic Development Authority
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDRBs	—Industrial Development Revenue Bonds
IFA	—Industrial Finance Authority
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
PCFA	—Pollution Control Finance Authority
PCR	—Pollution Control Revenue
PCRBs	—Pollution Control Revenue Bonds
PUTTERs	—Puttable Tax-Exempt Receipts
TANs	—Tax Anticipation Notes
TOB(s)	—Tender Option Bond(s)
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRENs	—Variable Rate Extendible Notes
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
7

Financial Highlights
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	—	—	—	—
Net realized gain on investments	0.001	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	—	—	—	—
Distributions from net realized gain on investments	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.08%	0.04%	0.00%[3]	0.01%	0.02%
Ratios to Average Net Assets:
Net expenses	0.87%	0.28%	0.18%	0.21%	0.29%
Net investment income	0.01%	0.00%	0.00%	0.00%	0.00%
Expense waiver/reimbursement[4]	0.46%	1.00%	1.15%	1.14%	1.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$217,597	$395,896	$741,267	$602,780	$591,968
1	Represents less than $0.001.
2	Based on net asset value.
3	Represents less than 0.01%.
4	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
8

Statement of Assets and Liabilities
July 31, 2017
Assets:
Total investment in securities, at amortized cost and fair value		$217,329,676
Cash		32,450
Income receivable		526,076
TOTAL ASSETS		217,888,202
Liabilities:
Payable for distribution services fee (Note 5)	$86,500
Payable for other service fees (Notes 2 and 5)	50,772
Payable for share registration costs	48,199
Payable for portfolio accounting fees	46,046
Payable for auditing fees	20,600
Payable for transfer agent fee	19,827
Payable for legal fees	7,644
Payable for administrative fee (Note 5)	470
Payable for investment adviser fee (Note 5)	145
Accrued expenses (Note 5)	11,496
TOTAL LIABILITIES		291,699
Net assets for 217,541,894 shares outstanding		$217,596,503
Net Assets Consists of:
Paid-in capital		$217,538,950
Accumulated net realized gain on investments		57,553
TOTAL NET ASSETS		$217,596,503
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$217,596,503 ÷ 217,541,894 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
9

Statement of Operations
Year Ended July 31, 2017
Investment Income:
Interest			$2,296,291
Expenses:
Investment adviser fee (Note 5)		$523,425
Administrative fee (Note 5)		205,257
Custodian fees		17,859
Transfer agent fees		264,058
Directors'/Trustees' fees (Note 5)		2,853
Auditing fees		20,600
Legal fees		17,783
Distribution services fee (Note 5)		1,439,419
Other service fees (Notes 2 and 5)		654,282
Portfolio accounting fees		110,186
Share registration costs		172,046
Printing and postage		38,561
Miscellaneous (Note 5)		7,710
TOTAL EXPENSES		3,474,039
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 5)	$(488,745)
Waivers/reimbursement of other operating expenses (Notes 2 and 5)	(705,823)
TOTAL WAIVERS AND REIMBURSEMENT		(1,194,568)
Net expenses			2,279,471
Net investment income			16,820
Net realized gain on investments			63,472
Change in net assets resulting from operations			$80,292
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
10

Statement of Changes in Net Assets
Year Ended July 31	2017	2016
Increase (Decrease) in Net Assets
Operations:
Net investment income	$16,820	$—
Net realized gain on investments	63,472	344,744
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	80,292	344,744
Distributions to Shareholders:
Distributions from net investment income	(16,820)	—
Distributions from net realized gain on investments	(183,937)	(288,465)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(200,757)	(288,465)
Share Transactions:
Proceeds from sale of shares	261,023,781	440,565,740
Net asset value of shares issued to shareholders in payment of distributions declared	200,123	288,465
Cost of shares redeemed	(439,402,809)	(786,281,273)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(178,178,905)	(345,427,068)
Change in net assets	(178,299,370)	(345,370,789)
Net Assets:
Beginning of period	395,895,873	741,266,662
End of period	$217,596,503	$395,895,873
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
11

Notes to Financial Statements
July 31, 2017
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 30 portfolios. The financial statements included herein are only those of Federated Municipal Trust (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide current income which is exempt from federal regular income tax consistent with stability of principal. The interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations and state and local income taxes.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Trustees determine such liquidity fees or redemption gates are in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic
Annual Shareholder Report
12

reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. The detail of the total fund expense waivers and reimbursement of $1,194,568 is disclosed in various locations in this Note 2 and Note 5.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time.
For the year ended July 31, 2017, other service fees for the Fund were as follows:
Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
$654,282	$—	$351,151
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2017, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2017, tax years 2014 through 2017 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Annual Shareholder Report
13

Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
Year Ended July 31	2017	2016
Shares sold	261,023,781	440,565,740
Shares issued to shareholders in payment of distributions declared	200,123	288,465
Shares redeemed	(439,402,809)	(786,281,273)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(178,178,905)	(345,427,068)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2017 and 2016, was as follows:
	2017	2016
Tax-exempt Income	$16,820	$—
Ordinary Income[1]	$76,248	$29,343
Long-term capital gains	$107,689	$259,122
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of July 31, 2017, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income[2]	$54,617
Undistributed long-term capital gains	$2,936
2	For tax purposes, short-term capital gains are considered ordinary income for distribution purposes.
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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the year ended July 31, 2017, the Adviser voluntarily waived $488,745 of its fee, and voluntarily reimbursed $41,435 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2017, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.55% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2017, FSC waived $313,237 of its fees. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2017, FSC retained $6,952 of fees paid by the Fund.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waiver/reimbursement/reduction for Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund
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(after the voluntary waivers and reimbursements) will not exceed 1.02% (the “Fee Limit”), up to but not including the later of (the “Termination Date”): (a) October 1, 2018; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended July 31, 2017, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $290,640,000 and $305,410,000, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2017, there were no outstanding loans. During the year ended July 31, 2017, the program was not utilized.
7. Regulatory Updates
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments related to Regulation S-X which sets forth the form and content of financial statements. At this time, management does not believe these amendments will have a material impact on the financial statements and accompanying notes.
8. Subsequent event
On July 28, 2017, the Trustees approved the liquidation of the Fund which is expected to occur on or about October 27, 2017.
Effective September 1, 2017, the breakpoints of Administrative Fees paid to FAS described above will change to:
Administrative Services Fee Rate	Average Daily Net Assets of the Investment Complex
0.100 of 1%	on assets up to $50 billion
0.075 of 1%	on assets over $50 billion
9. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended July 31, 2017, the Fund designated $107,689 of its distributions as long-term capital gains.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF trustees OF Money Market Obligations trust AND SHAREHOLDERS OF federated Municipal trust:
We have audited the accompanying statement of assets and liabilities of Federated Municipal Trust (the “Fund”) (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of July 31, 2017, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2017, by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Municipal Trust, a portfolio of Money Market Obligations Trust, at July 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
September 25, 2017
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2017 to July 31, 2017.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2017	Ending Account Value 7/31/2017	Expenses Paid During Period[1]
Actual	$1,000	$1,000.10	$4.81
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,019.98	$4.86
1	Expenses are equal to the Fund's annualized net expense ratio of 0.97%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2016, the Trust comprised 30 portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 124 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
IN MEMORIAM–JOHN F. DONAHUE
(Former Chairman and President, and Emeritus Director/Trustee, of the Federated Funds, and Founder, Former Chairman, President and Chief Executive Officer, and Chairman Emeritus, of Federated Investors, Inc.)
With profound sadness, Federated announces the passing of John F. (“Jack”) Donahue, who founded, along with Richard B. Fisher, Federated in 1955 and served as a leader and member of the Boards of Directors/Trustees of the Federated Funds and the Board of Directors of Federated Investors, Inc. Mr. Donahue was a family man of deep faith with exemplary character and fealty, who served his religion, family, community, and the Federated Funds and Federated, as well as their shareholders, officers and employees, with distinction. His integrity, intelligence, and keen sense of fiduciary duty, coupled with his faith, family and background as a West Point graduate and Strategic Air Command B-29 pilot, served as a foundation for his strong business acumen and leadership. Among his many achievements, Mr. Donahue's steadfast and innovative leadership of the Federated Funds and Federated, as well as within the investment management industry, led to the birth of money market funds in the 1970s and their growth as an innovative, efficient and effective cash management vehicle throughout the 1980s, 1990s, 2000s and beyond. Federated expresses deep gratitude to Mr. Donahue for his inspiring leadership, distinguished service and contributions as a husband, father, founder, Board member and officer, colleague and friend. He will be greatly missed.
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Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee, Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Director or Trustee of certain of the funds in the Federated Fund Family; Chief Financial Officer, Treasurer, Vice President and Assistant Secretary, Federated Investors, Inc.; Chairman and Trustee, Federated Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment Management Company; Director, MDTA LLC; Director, Executive Vice President and Assistant Secretary, Federated Securities Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and Director and President, FII Holdings, Inc.
Previous Positions: Director, Federated Investors, Inc.; Assistant Secretary, Federated Investment Management Company, Federated Global Investment Management Company and Passport Research, LTD; Treasurer, Passport Research, LTD; Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.
*	Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, Current Chair of the Compensation Committee, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO, The Collins Group, Inc. (a private equity firm). Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.; Director, Member of the Audit Committee and Technology Committee of Equifax, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Dean of the Duquesne University School of Law; Adjunct Professor of Law, Duquesne University School of Law; formerly, Interim Dean of the Duquesne University School of Law; Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CONSOL Energy Inc.
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as: Associate General Secretary, Diocese of Pittsburgh; a member of the Superior Court of Pennsylvania; and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also currently holds the positions on either a public or not for profit Board of Directors as follows: Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Director, Saint Vincent College; Member, Pennsylvania State Board of Education (public); and Director and Chair, Cardinal Wuerl North Catholic High School, Inc. Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director, Catholic High Schools of the Diocese of Pittsburgh, Inc.; and Director, Pennsylvania Bar Institute.
Peter E. Madden Birth Date: March 16, 1942 Trustee Indefinite Term Began serving: August 1991	Principal Occupation: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; Retired.
Other Directorships Held: None.
Qualifications: Mr. Madden has served in several business management, mutual fund services and directorship positions throughout his career. Mr. Madden previously served as President, Chief Operating Officer and Director, State Street Bank and Trust Company (custodian bank) and State Street Corporation (financial services). He was Director, VISA USA and VISA International and Chairman and Director, Massachusetts Bankers Association. Mr. Madden served as Director, Depository Trust Corporation and Director, The Boston Stock Exchange. Mr. Madden also served as a Representative to the Commonwealth of Massachusetts General Court.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CONSOL Energy Inc.
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CONSOL Energy Inc.; and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
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OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Officer since: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Officer since: May 2004 Portfolio Manager since: December 2004	Principal Occupations: Mary Jo Ochson has been the Fund's Portfolio Manager since December 2004. Ms. Ochson was named Chief Investment Officer of Federated's tax-exempt fixed-income products in 2004 and Chief Investment Officer of Federated's Tax-Free Money Markets in 2010. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.

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Evaluation and Approval of Advisory Contract–May 2017
Federated Municipal Trust (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term at its May 2017 meetings. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in its decision. Using these judicial decisions as a guide, the Board has indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the Fund and of comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds); and (6) the extent of care, conscientiousness and independence with which the Fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the Board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. Consistent with the judicial decisions and SEC disclosure requirements, the
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Board also considered management fees charged to institutional and other clients of Federated Investment Management Company (the “Adviser”) and its advisory affiliates for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds. The Board was assisted in its deliberations by independent legal counsel. In addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the May meetings, at which the Board's formal approval of the investment advisory contract occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on matters as the need arose. The Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning
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the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
It was noted in the materials for the Board Meeting that for the period covered by the Senior Officer's Evaluation, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
For comparison, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk
Annual Shareholder Report
28

associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of, and the compliance-related resources provided to, the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the Senior Officer's Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its peers.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
Annual Shareholder Report
29

The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity,) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the
Annual Shareholder Report
30

year, and in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels. It should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
While the Senior Officer noted certain items for follow-up reporting to the Board and further consideration by management, he stated that his observations and information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Annual Shareholder Report
31

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Annual Shareholder Report
32

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Municipal Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919106
Q450510 (9/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.
Annual Shareholder Report
July 31, 2017
Share Class	Ticker
Institutional	FIIXX
Service	FPSXX
Premier	FMTXX

The Fund operates as a “Floating Net Asset Value” Money Market Fund. The Share Price will fluctuate. It is possible to lose money by investing in the Fund.
Federated Institutional Prime 60 Day Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2017, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Commercial Paper and Notes	41.8%
Other Repurchase Agreements and Repurchase Agreements	26.4%
Variable Rate Instruments	16.9%
Corporate Bonds	7.7%
Bank Instruments	7.5%
Other Assets and Liabilities—Net[2]	(0.3)%
TOTAL	100.0%
At July 31, 2017, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	43.4%[4]
8 to 30 Days	39.8%
31 to 90 Days	17.1%
91 to 180 Days	0.0%
181 Days or more	0.0%
Other Assets and Liabilities—Net[2]	(0.3)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
4	Overnight securities comprised 36.1% of the Fund's portfolio.
Annual Shareholder Report
1

Portfolio of Investments
July 31, 2017
Principal Amount			Value
		CERTIFICATES OF DEPOSIT—7.5%
		Finance - Banking—7.5%
$350,000		Standard Chartered Bank PLC, 1.270%, 9/12/2017	$350,159
300,000		Sumitomo Mitsui Banking Corp., 1.280%, 9/12/2017	300,106
		TOTAL CERTIFICATES OF DEPOSIT (IDENTIFIED COST $650,265)	650,265
		COMMERCIAL PAPER—41.8%[1]
		Finance - Banking—29.0%
400,000	[2,3]	ABN Amro Funding USA LLC, 1.172%, 8/3/2017	399,974
425,000	[2,3]	DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 1.272%, 8/14/2017	424,805
400,000	[2,3]	Gotham Funding Corp., (Bank of Tokyo-Mitsubishi UFJ Ltd. LIQ), 1.253%, 8/18/2017	399,764
425,000	[2,3]	LMA-Americas LLC, (Credit Agricole Corporate and Investment Bank LIQ), 1.200%, 8/1/2017	425,000
250,000	[2,3]	Nordea Bank AB, 1.202%, 8/2/2017	249,992
300,000	[2,3]	Societe Generale, Paris, 1.242%, 8/10/2017	299,907
325,000	[2,3]	Sumitomo Mitsui Trust Bank Ltd., 1.261%, 8/21/2017	324,773
		TOTAL	2,524,215
		Finance - Commercial—4.6%
400,000	[2,3]	Atlantic Asset Securitization LLC, 1.080%, 8/1/2017	400,000
		Finance - Retail—8.2%
420,000	[2,3]	CRC Funding, LLC, 1.283%, 9/5/2017	419,477
300,000	[2,3]	Starbird Funding Corp., 1.283%, 8/22/2017	299,776
		TOTAL	719,253
		TOTAL COMMERCIAL PAPER (IDENTIFIED COST $3,643,468)	3,643,468
		CORPORATE BONDS—7.7%
		Finance - Banking—7.7%
250,000		UBS AG, 1.375%, 8/14/2017	249,998
420,000		Wells Fargo & Co., 1.400%, 9/8/2017	420,005
		TOTAL CORPORATE BONDS (IDENTIFIED COST $670,003)	670,003
Annual Shareholder Report
2

Principal Amount			Value
		NOTES - VARIABLE—16.9%[4]
		Finance - Banking—12.3%
$425,000	[2,3]	ASB Finance Ltd., (GTD by ASB Bank Ltd.), 1.486%, 8/17/2017	$425,021
400,000	[2,3]	Alpine Securitization Ltd., (Credit Suisse AG LIQ), 1.476%, 8/15/2017	400,000
250,000	[2,3]	DNB Bank ASA, 1.682%, 8/11/2017	250,030
		TOTAL	1,075,051
		Finance - Retail—4.6%
400,000	[2,3]	Barton Capital S.A., 1.494%, 8/14/2017	400,000
		TOTAL NOTES - VARIABLE (IDENTIFIED COST $1,475,051)	1,475,051
		OTHER REPURCHASE AGREEMENTS—17.2%
		Finance - Banking—17.2%
400,000		BMO Capital Markets Corp. 1.26%, dated 7/31/2017, interest in a $40,000,000 collateralized loan agreement will repurchase securities provided as collateral for $40,001,400 on 8/1/2017, in which corporate bonds and medium-term notes with a market value of $40,801,429 have been received as collateral and held with BNY Mellon as tri-party agent.	400,000
300,000		BNP Paribas S.A. 1.46%, dated 7/31/2017, interest in a $50,000,000 collateralized loan agreement will repurchase securities provided as collateral for $50,002,028 on 8/1/2017, in which asset-backed securities, collateralized mortgage obligations and medium-term notes with a market value of $51,002,069 have been received as collateral and held with BNY Mellon as tri-party agent.	300,000
400,000		Citigroup Global Markets, Inc., 1.66%, dated 7/31/2017, interest in a $75,000,000 collateralized loan agreement will repurchase securities provided as collateral for $75,003,458 on 8/1/2017, in which collateralized mortgage obligations with a market value of $76,503,528 have been received as collateral and held with BNY Mellon as tri-party agent.	400,000
400,000		HSBC Securities (USA), Inc., 1.26%, dated 7/31/2017, interest in a $40,000,000 collateralized loan agreement will repurchase securities provided as collateral for $40,001,400 on 8/1/2017, in which corporate bonds and medium-term notes with a market value of $40,804,876 have been received as collateral and held with BNY Mellon as tri-party agent.	400,000
		TOTAL OTHER REPURCHASE AGREEMENTS (IDENTIFIED COST $1,500,000)	1,500,000
Annual Shareholder Report
3

Principal Amount		Value
	REPURCHASE AGREEMENT—9.2%
	Finance - Banking—9.2%
$806,000	Interest in $1,750,000,000 joint repurchase agreement 1.06%, dated 7/31/2017 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $1,750,051,528 on 8/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 3/20/2065 and the market value of those underlying securities was $1,792,600,010.	$806,000
	TOTAL REPURCHASE AGREEMENT (IDENTIFIED COST $806,000)	806,000
	TOTAL INVESTMENTS—100.3% (IDENTIFIED COST $8,744,787)[5]	8,744,787
	OTHER ASSETS AND LIABILITIES - NET—(0.3)%[6]	(28,822)
	TOTAL NET ASSETS—100%	$8,715,965
1	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2017, these restricted securities amounted to $5,118,519, which represented 58.7% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2017, these liquid restricted securities amounted to $5,118,519, which represented 58.7% of total net assets.
4	Denotes a variable rate security with current rate and next reset date shown.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2017.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
Annual Shareholder Report
4

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2017, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
The following acronyms are used throughout this portfolio:
GTD	—Guaranteed
LIQ	—Liquidity Agreement
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
5

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout the Period)
Year Ended July 31	2017[1]
Net Asset Value, Beginning of Period	$1.0000
Income From Investment Operations:
Net investment income	0.0060
Net realized and unrealized gain on investments	0.0000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.0060
Less Distributions:
Distributions from net investment income	(0.0060)
TOTAL DISTRIBUTIONS	(0.0060)
Net Asset Value, End of Period	$1.0000
Total Return[3]	0.60%
Ratios to Average Net Assets:
Net expenses	0.20%
Net investment income	0.44%
Expense waiver/reimbursement[4]	1.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$0[5]
1	Certain ratios included above in Ratios to Average Net Assets and per share amounts may be inflated or deflated as compared to the fee structure for each respective share class as a result of daily systematic allocations being rounded to the nearest penny for fund level income, expense and realized/unrealized gain/loss amounts. Such differences are immaterial.
2	Represents less than $0.0001.
3	Based on net asset value.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
5	Represents less than $1,000.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
6

Financial Highlights–Service Shares
(For a Share Outstanding Throughout the Period)
Year Ended July 31	2017[1]
Net Asset Value, Beginning of Period	$1.0000
Income From Investment Operations:
Net investment income	0.0036
Net realized and unrealized gain on investments	0.0000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.0036
Less Distributions:
Distributions from net investment income	(0.0036)
TOTAL DISTRIBUTIONS	(0.0036)
Net Asset Value, End of Period	$1.0000
Total Return[3]	0.36%
Ratios to Average Net Assets:
Net expenses	0.45%
Net investment income	0.19%
Expense waiver/reimbursement[4]	1.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$0[5]
1	Certain ratios included above in Ratios to Average Net Assets and per share amounts may be inflated or deflated as compared to the fee structure for each respective share class as a result of daily systematic allocations being rounded to the nearest penny for fund level income, expense and realized/unrealized gain/loss amounts. Such differences are immaterial.
2	Represents less than $0.0001.
3	Based on net asset value.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
5	Represents less than $1,000.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
7

Financial Highlights–Premier Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2017[1]	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.0000	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0065	0.000[2]	—	—	—
Net realized and unrealized gain (loss) on investments	0.0000[3]	(0.000)[2]	0.000[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.0065	0.000[2]	0.000[2]	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.0065)	(0.000)[2]	—	—	—
Distributions from paid in capital	—	(0.000)[2]	—	—	—
Distributions from net realized gain on investments	(0.0000)[3]	(0.000)[2]	(0.000)[2]	(0.000)[2]	—
TOTAL DISTRIBUTIONS	(0.0065)	(0.000)[2]	(0.000)[2]	(0.000)[2]	—
Net Asset Value, End of Period	$1.0000	$1.00	$1.00	$1.00	$1.00
Total Return[4]	0.65%	0.02%	0.00%[5]	0.00%[5]	0.00%
Ratios to Average Net Assets:
Net expenses	0.15%	0.41%	0.25%	0.23%	0.30%
Net investment income	0.49%	0.02%	0.00%	0.00%	0.00%
Expense waiver/reimbursement[6]	2.54%	0.14%	0.42%	0.42%	0.35%
Supplemental Data:
Net assets, end of period (000 omitted)	$8,716	$58,849	$96,842	$129,315	$108,653
1	Effective August 1, 2016, the Fund's original shares were redesignated as Premier Shares.
2	Represents less than $0.001.
3	Represents less than $0.0001.
4	Based on net asset value.
5	Represents less than 0.01%.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
8

Statement of Assets and Liabilities
Year Ended July 31, 2017
Assets:
Investment in repurchase agreements and other repurchase agreements	$2,306,000
Investment in securities	6,438,787
Total investment in securities, at value (identified cost $8,744,787)		$8,744,787
Cash		38,071
Income receivable		15,363
TOTAL ASSETS		8,798,221
Liabilities:
Income distribution payable	$222
Payable to adviser (Note 5)	667
Payable for administrative fee (Note 5)	19
Payable for custodian fees	3,311
Payable for transfer agent fee	27,401
Payable for portfolio accounting fees	30,292
Payable for share registration costs	18,156
Accrued expenses (Note 5)	2,188
TOTAL LIABILITIES		82,256
Net assets for 8,715,903 shares outstanding		$8,715,965
Net Assets Consist of:
Paid-in capital		$8,715,902
Accumulated net realized gain on investments		59
Undistributed net investment income		4
TOTAL NET ASSETS		$8,715,965
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($100 ÷ 100 shares outstanding), no par value, unlimited shares authorized		$1.0000
Service Shares:
Net asset value per share ($100 ÷ 100 shares outstanding), no par value, unlimited shares authorized		$1.0000
Premier Shares:
Net asset value per share ($8,715,765 ÷ 8,715,703 shares outstanding), no par value, unlimited shares authorized		$1.0000
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
9

Statement of Operations
Year Ended July 31, 2017
Investment Income:
Interest			$96,340
Expenses:
Investment adviser fee (Note 5)		$29,920
Administrative fee (Note 5)		11,722
Custodian fees		15,075
Transfer agent fee (Note 2)		101,794
Directors'/Trustees' fees (Note 5)		592
Auditing fees		24,100
Legal fees		9,933
Portfolio accounting fees		111,505
Share registration costs		68,203
Printing and postage		20,196
Miscellaneous (Note 5)		10,359
TOTAL EXPENSES		403,399
Waiver and Reimbursement:
Waiver of investment adviser fee (Note 5)	$(29,920)
Reimbursement of other operating expenses (Notes 2 and 5)	(350,523)
TOTAL WAIVER AND REIMBURSEMENT		(380,443)
Net expenses			22,956
Net investment income			73,384
Net realized gain on investments			71
Change in net assets resulting from operations			$73,455
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
10

Statement of Changes in Net Assets
Year Ended July 31,	2017	2016
Increase (Decrease) in Net Assets
Operations:
Net investment income	$73,384	$18,755
Net realized gain on investments	71	252
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	73,455	19,007
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(0)[1]	—
Service Shares	(0)[1]	—
Premier Shares[2]	(73,389)	(18,746)
Distribution from paid in capital
Institutional Shares	—	—
Service Shares	—	—
Premier Shares[2]	—	(9,566)
Distributions from net realized gain on investments
Institutional Shares	—	—
Service Shares	—	—
Premier Shares[2]	(34)	(795)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(73,423)	(29,107)
Share Transactions:
Proceeds from sale of shares	22,766,847	245,258,535
Net asset value of shares issued to shareholders in payment of distributions declared	62,763	14,509
Cost of shares redeemed	(72,963,133)	(283,255,885)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(50,133,523)	(37,982,841)
Change in net assets	(50,133,491)	(37,992,941)
Net Assets:
Beginning of period	58,849,456	96,842,397
End of period (including undistributed net investment income of $4 and $9, respectively)	$8,715,965	$58,849,456
1	Represents less than $1.
2	Effective August 1, 2016, the Fund's original shares were redesignated as Premier Shares.
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
July 31, 2017
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 30 portfolios. The financial statements included herein are only those of Federated Institutional Prime 60 Day Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Service Shares and Premier Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
The Fund operates as an institutional money market fund. As an institutional money market fund, the Fund: (1) will not be limited to institutional investors, but will continue to be available to retail investors; (2) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (SEC) rules and guidance) to value its portfolio securities and transact at a floating net asset value (NAV) that uses four decimal-place precision ($1.0000); and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Trustees determine such liquidity fees or redemption gates are in the best interest of the Fund.
Effective August 1, 2016, Federated Master Trust changed its name to Federated Institutional Prime 60 Day Fund. On that same date, the Fund's original shares were re-designated as Premier Shares and the Fund began offering Institutional Shares and Service Shares.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security. The Fund may only use this method to value a portfolio security when it can reasonably conclude, at each time it makes a valuation determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
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■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
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Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares, Service Shares and Premier Shares may bear other service fees and transfer agent fees unique to those classes. The detail of the total fund expense waiver and reimbursement of $380,443 is disclosed in various locations in Note 5.
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Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Service Shares and Premier Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2017, the Fund did not incur other service fees, however it may begin to incur this fee upon approval of the Trustees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2017, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2017, tax years 2014 through 2017 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
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Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 7/31/2017		Year Ended 7/31/2016
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	100	$100	—	$—
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	100	100	—	—

	Year Ended 7/31/2017		Year Ended 7/31/2016
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	100	$100	—	$—
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	100	100	—	—

	Year Ended 7/31/2017[1]		Year Ended 7/31/2016
Premier Shares:	Shares	Amount	Shares	Amount
Shares sold	22,766,647	$22,766,647	245,258,535	$245,258,535
Shares issued to shareholders in payment of distributions declared	62,763	62,763	14,509	14,509
Shares redeemed	(72,963,133)	(72,963,133)	(283,255,885)	(283,255,885)
NET CHANGE RESULTING FROM PREMIER SHARE TRANSACTIONS	(50,133,723)	$(50,133,723)	(37,982,841)	$(37,982,841)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(50,133,523)	$(50,133,523)	(37,982,841)	$(37,982,841)
1	Effective August 1, 2016, the Fund's original shares were redesignated as Premier Shares.
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2017 and 2016, was as follows:
	2017	2016
Ordinary income[1]	$73,423	$29,107
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

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As of July 31, 2017, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income[2]	$63
2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Prior to September 30, 2015, the annual advisory fee was 0.40% of the Fund's average daily net assets. Under the investment advisory contract, which is subject to annual review by the Trustees, the Adviser will waive the amount, limited to the amount of the advisory fee, by which the Fund's aggregate annual operating expenses including the investment advisory fee but excluding interest, taxes, brokerage commissions, expenses of registering or qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes and extraordinary expenses, exceeds 0.45% of its average daily net assets. In addition, the Adviser may voluntarily choose to waive an additional portion of its fee and/or reimburse certain operating expenses of the Fund. For the year ended July 31, 2017, the Adviser waived $29,920 of its fee and voluntarily reimbursed $350,523 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2017, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
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Expense Limitation
In addition to the contractual fee waiver described under “Investment Adviser Fee” above with regard to the Fund, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares, Service Shares and Premier Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20%, 0.45% and 0.15% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2018; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. CONCENTRATION OF RISK
A substantial part of the Fund's portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of July 31, 2017, the Fund had no outstanding loans. During the year ended July 31, 2017, the Fund did not utilize the LOC.
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8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2017, there were no outstanding loans. During the year ended July 31, 2017, the program was not utilized.
9. REGULATORY UPDATES
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management does not believe these amendments will have a material impact on the financial statements and accompanying notes.
10. Subsequent event
Effective September 1, 2017, the breakpoints of Administrative Fees paid to FAS described above will change to:
Administrative Services Fee Rate	Average Daily Net Assets of the Investment Complex
0.100 of 1%	on assets up to $50 billion
0.075 of 1%	on assets over $50 billion
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF trustees OF money market obligations trust AND SHAREHOLDERS OF federated INSTITUTIONAL PRIME 60 DAY FUND:
We have audited the accompanying statement of assets and liabilities of Federated Institutional Prime 60 Day Fund (the “Fund”) (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of July 31, 2017, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the years indicated herein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2017, by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Institutional Prime 60 Day Fund, a portfolio of Money Market Obligations Trust, at July 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the years indicated herein, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
September 25, 2017
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Shareholder Expense Example
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2017 to July 31, 2017.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2017	Ending Account Value 7/31/2017	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,004.30	$0.99
Service Shares	$1,000	$1,003.10	$2.23
Premier Shares	$1,000	$1,004.60	$0.75
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,023.80	$1.00
Service Shares	$1,000	$1,022.60	$2.26
Premier Shares	$1,000	$1,024.10	$0.75
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.20%
Service Shares	0.45%
Premier Shares	0.15%
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2016, the Trust comprised 30 portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 124 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
IN MEMORIAM–JOHN F. DONAHUE
(Former Chairman and President, and Emeritus Director/Trustee, of the Federated Funds, and Founder, Former Chairman, President and Chief Executive Officer, and Chairman Emeritus, of Federated Investors, Inc.)
With profound sadness, Federated announces the passing of John F. (“Jack”) Donahue, who founded, along with Richard B. Fisher, Federated in 1955 and served as a leader and member of the Boards of Directors/Trustees of the Federated Funds and the Board of Directors of Federated Investors, Inc. Mr. Donahue was a family man of deep faith with exemplary character and fealty, who served his religion, family, community, and the Federated Funds and Federated, as well as their shareholders, officers and employees, with distinction. His integrity, intelligence, and keen sense of fiduciary duty, coupled with his faith, family and background as a West Point graduate and Strategic Air Command B-29 pilot, served as a foundation for his strong business acumen and leadership. Among his many achievements, Mr. Donahue's steadfast and innovative leadership of the Federated Funds and Federated, as well as within the investment management industry, led to the birth of money market funds in the 1970s and their growth as an innovative, efficient and effective cash management vehicle throughout the 1980s, 1990s, 2000s and beyond. Federated expresses deep gratitude to Mr. Donahue for his inspiring leadership, distinguished service and contributions as a husband, father, founder, Board member and officer, colleague and friend. He will be greatly missed.
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Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee, Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Director or Trustee of certain of the funds in the Federated Fund Family; Chief Financial Officer, Treasurer, Vice President and Assistant Secretary, Federated Investors, Inc.; Chairman and Trustee, Federated Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment Management Company; Director, MDTA LLC; Director, Executive Vice President and Assistant Secretary, Federated Securities Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and Director and President, FII Holdings, Inc.
Previous Positions: Director, Federated Investors, Inc.; Assistant Secretary, Federated Investment Management Company, Federated Global Investment Management Company and Passport Research, LTD; Treasurer, Passport Research, LTD; Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.
*	Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, Current Chair of the Compensation Committee, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO, The Collins Group, Inc. (a private equity firm). Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.; Director, Member of the Audit Committee and Technology Committee of Equifax, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Dean of the Duquesne University School of Law; Adjunct Professor of Law, Duquesne University School of Law; formerly, Interim Dean of the Duquesne University School of Law; Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CONSOL Energy Inc.
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as: Associate General Secretary, Diocese of Pittsburgh; a member of the Superior Court of Pennsylvania; and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also currently holds the positions on either a public or not for profit Board of Directors as follows: Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Director, Saint Vincent College; Member, Pennsylvania State Board of Education (public); and Director and Chair, Cardinal Wuerl North Catholic High School, Inc. Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director, Catholic High Schools of the Diocese of Pittsburgh, Inc.; and Director, Pennsylvania Bar Institute.
Peter E. Madden Birth Date: March 16, 1942 Trustee Indefinite Term Began serving: August 1991	Principal Occupation: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; Retired.
Other Directorships Held: None.
Qualifications: Mr. Madden has served in several business management, mutual fund services and directorship positions throughout his career. Mr. Madden previously served as President, Chief Operating Officer and Director, State Street Bank and Trust Company (custodian bank) and State Street Corporation (financial services). He was Director, VISA USA and VISA International and Chairman and Director, Massachusetts Bankers Association. Mr. Madden served as Director, Depository Trust Corporation and Director, The Boston Stock Exchange. Mr. Madden also served as a Representative to the Commonwealth of Massachusetts General Court.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant.
Annual Shareholder Report
26

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CONSOL Energy Inc.
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CONSOL Energy Inc.; and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
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27

OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Annual Shareholder Report
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Officer since: May 2004 Portfolio Manager since: July 1991	Principal Occupations: Deborah A. Cunningham has been the Fund's Portfolio Manager since July 1991. Ms. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.

Annual Shareholder Report
29

Evaluation and Approval of Advisory Contract–May 2017
Federated Institutional Prime 60 Day Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term at its May 2017 meetings. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in its decision. Using these judicial decisions as a guide, the Board has indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the Fund and of comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds); and (6) the extent of care, conscientiousness and independence with which the Fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the Board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. Consistent with the judicial decisions and SEC disclosure requirements, the
Annual Shareholder Report
30

Board also considered management fees charged to institutional and other clients of Federated Investment Management Company (the “Adviser”) and its advisory affiliates for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds. The Board was assisted in its deliberations by independent legal counsel. In addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the May meetings, at which the Board's formal approval of the investment advisory contract occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on matters as the need arose. The Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning
Annual Shareholder Report
31

the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk
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associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of, and the compliance-related resources provided to, the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the Senior Officer's Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its peers.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
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The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity,) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the
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year, and in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels. It should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
While the Senior Officer noted certain items for follow-up reporting to the Board and further consideration by management, he stated that his observations and information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Institutional Prime 60 Day Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919452
CUSIP 608919445
CUSIP 60934N740
28846 (9/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.
Annual Shareholder Report
July 31, 2017
Share Class	Ticker
R	GRTXX
Institutional	GOIXX
Service	GOSXX
Cash II	GFYXX
Cash Series	GFSXX
Capital	GOCXX
Trust	GORXX
Premier	GOFXX

Federated Government Obligations Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2017, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Repurchase Agreements	47.3%
U.S. Government Agency Securities	45.2%
U.S. Treasury Securities	6.9%
Other Assets and Liabilities—Net[2]	0.6%
TOTAL	100.0%
At July 31, 2017, the Fund's effective maturity3schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	53.5%
8-30 Days	18.4%
31-90 Days	14.5%
91-180 Days	8.3%
181 Days or more	4.7%
Other Assets and Liabilities—Net[2]	0.6%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Annual Shareholder Report

Portfolio of Investments
July 31, 2017
Principal Amount			Value
		GOVERNMENT AGENCIES—45.2%
		Government Agency—45.2%
$2,614,000,000	[1]	Federal Farm Credit System Discount Notes, 0.660% - 1.270%, 8/4/2017 - 7/16/2018	$2,597,485,686
2,520,500,000	[2]	Federal Farm Credit System Floating Rate Notes, 1.094% - 1.393%, 8/1/2017 - 8/30/2017	2,521,014,180
105,000,000		Federal Farm Credit System Notes, 0.650% - 1.150%, 9/8/2017 - 10/10/2017	104,989,339
4,202,000,000	[1]	Federal Home Loan Bank System Discount Notes, 0.920% - 1.250%, 8/3/2017 - 7/12/2018	4,195,618,522
14,990,250,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.745% - 1.271%, 8/1/2017 - 10/25/2017	14,990,221,600
1,092,065,000		Federal Home Loan Bank System Notes, 0.700% - 1.250%, 8/28/2017 - 6/29/2018	1,090,334,783
50,000,000	[1]	Federal Home Loan Mortgage Corp. Discount Notes, 1.000%, 10/24/2017	49,883,333
1,818,600,000	[2]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.933% - 1.274%, 9/8/2017 - 10/25/2017	1,818,601,713
605,702,000		Federal Home Loan Mortgage Corp. Notes, 0.750% - 5.125%, 9/15/2017 - 6/22/2018	606,816,497
587,000,000	[2]	Federal National Mortgage Association Floating Rate Notes, 1.234% - 1.275%, 8/8/2017 - 10/11/2017	586,997,928
1,005,255,000		Federal National Mortgage Association Notes, 0.875% - 1.125%, 9/20/2017 - 7/20/2018	1,004,859,395
369,695,475	[2]	Housing and Urban Development Floating Rate Notes, 1.499%, 8/1/2017	369,695,475
10,000,000		Tennessee Valley Authority, 4.500%, 4/1/2018	10,213,076
		TOTAL GOVERNMENT AGENCIES	29,946,731,527
		U.S. TREASURIES—6.9%
		U.S. Treasury Notes—6.9%
380,500,000	[1]	United States Treasury Bills, 0.725%, 8/31/2017	380,270,115
829,000,000		United States Treasury Notes, 0.625% - 1.875%, 8/31/2017	829,226,111
1,427,000,000		United States Treasury Notes, 0.625% - 2.250%, 11/30/2017	1,432,122,165
265,000,000		United States Treasury Notes, 0.875%, 1/31/2018	265,010,408
873,750,000		United States Treasury Notes, 1.000% - 2.750%, 12/31/2017	876,891,009
288,500,000		United States Treasury Notes, 1.875%, 10/31/2017	289,250,542
202,500,000		United States Treasury Notes, 4.250%, 11/15/2017	204,492,253
300,000,000		United States Treasury Notes, 4.750%, 8/15/2017	300,471,403
		TOTAL U.S. TREASURY	4,577,734,006
Annual Shareholder Report

Principal Amount		Value
	REPURCHASE AGREEMENTS—47.3%
$450,000,000	Interest in $850,000,000 joint repurchase agreement 1.06%, dated 7/31/2017 under which ABN Amro Bank N.V., Netherlands will repurchase securities provided as collateral for $850,025,028 on 8/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 10/16/2051 and the market value of those underlying securities was $872,344,509.	$450,000,000
80,000,000	Interest in $250,000,000 joint repurchase agreement 1.07%, dated 7/31/2017 under which ABN Amro Bank N.V., Netherlands will repurchase securities provided as collateral for $250,007,431 on 8/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 3/1/2047 and the market value of those underlying securities was $255,658,990.	80,000,000
50,000,000	Repurchase agreement 1.05%, dated 7/31/2017 under which BMO Capital Markets Corp. will repurchase securities provided as collateral for $50,001,458 on 8/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2047 and the market value of those underlying securities was $51,001,488.	50,000,000
850,000,000	Interest in $2,050,000,000 joint repurchase agreement 1.04%, dated 7/31/2017 under which BNP Paribas S.A. will repurchase securities provided as collateral for $2,050,059,222 on 8/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2046 and the market value of those underlying securities was $2,091,060,453.	850,000,000
300,000,000	Repurchase agreement 1.05%, dated 7/31/2017 under which BNP Paribas S.A. will repurchase securities provided as collateral for $300,008,750 on 8/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2047 and the market value of those underlying securities was $306,008,964.	300,000,000
200,000,000	Repurchase agreement 1.05%, dated 7/31/2017 under which BNP Paribas S.A. will repurchase securities provided as collateral for $200,005,833 on 8/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 11/15/2043 and the market value of those underlying securities was $204,005,950.	200,000,000
400,000,000	Interest in $800,000,000 joint repurchase agreement 1.06%, dated 7/31/2017 under which BNP Paribas S.A. will repurchase securities provided as collateral for $800,023,556 on 8/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 8/15/2058 and the market value of those underlying securities was $818,822,803.	400,000,000
Annual Shareholder Report

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$71,000,000	Repurchase agreement 1.06%, dated 7/31/2017 under which BNP Paribas S.A. will repurchase securities provided as collateral for $71,002,091 on 8/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 4/28/2037 and the market value of those underlying securities was $72,422,175.	$71,000,000
400,000,000	Interest in $550,000,000 joint repurchase agreement 1.14%, dated 7/7/2017 under which BNP Paribas S.A. will repurchase securities provided as collateral for $552,281,583 on 11/15/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 7/20/2063 and the market value of those underlying securities was $562,357,658.	400,000,000
762,247,000	Interest in $1,000,000,000 joint repurchase agreement 1.05%, dated 7/31/2017 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,000,029,167 on 8/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 2/25/2044 and the market value of those underlying securities was $1,030,030,042.	762,247,000
150,000,000	Repurchase agreement 1.00%, dated 7/31/2017 under which Bank of Montreal will repurchase securities provided as collateral for $150,004,167 on 8/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2043 and the market value of those underlying securities was $153,004,310.	150,000,000
150,000,000	Interest in $250,000,000 joint repurchase agreement 1.04%, dated 7/17/2017 under which Bank of Montreal will repurchase securities provided as collateral for $250,455,000 on 9/18/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2043 and the market value of those underlying securities was $255,110,562.	150,000,000
100,000,000	Interest in $250,000,000 joint repurchase agreement 1.05%, dated 7/19/2017 under which Bank of Montreal will repurchase securities provided as collateral for $250,627,083 on 10/13/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2043 and the market value of those underlying securities was $255,096,722.	100,000,000
100,000,000	Repurchase agreement 1.05%, dated 7/31/2017 under which Bank of Montreal will repurchase securities provided as collateral for $100,002,917 on 8/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 5/15/2043 and the market value of those underlying securities was $102,748,977.	100,000,000
Annual Shareholder Report

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$375,000,000	Interest in $500,000,000 joint repurchase agreement 0.91%, dated 3/15/2017 under which Bank of Nova Scotia will repurchase securities provided as collateral for $502,047,500 on 8/25/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 6/20/2047 and the market value of those underlying securities was $512,014,567.	$375,000,000
300,000,000	Interest in $1,500,000,000 joint repurchase agreement 1.03%, dated 7/31/2017 under which Bank of Nova Scotia will repurchase securities provided as collateral for $1,500,042,917 on 8/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2045 and the market value of those underlying securities was $1,530,043,805.	300,000,000
450,000,000	Repurchase agreement 1.04%, dated 7/31/2017 under which Bank of Nova Scotia will repurchase securities provided as collateral for $450,013,000 on 8/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 3/1/2047 and the market value of those underlying securities was $459,334,817.	450,000,000
750,000,000	Repurchase agreement 1.02%, dated 7/31/2017 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $750,021,250 on 8/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2045 and the market value of those underlying securities was $765,021,686.	750,000,000
250,000,000	Repurchase agreement 1.06%, dated 7/31/2017 under which Citibank, N.A. will repurchase securities provided as collateral for $250,007,361 on 8/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 6/1/2047 and the market value of those underlying securities was $255,035,622.	250,000,000
750,000,000	Interest in $1,000,000,000 joint repurchase agreement 1.05%, dated 7/27/2017 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $1,000,204,167 on 8/3/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 8/25/2054 and the market value of those underlying securities was $1,027,911,461.	750,000,000
750,000,000	Interest in $1,500,000,000 joint repurchase agreement 1.04%, dated 7/26/2017 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $1,500,303,333 on 8/2/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2047 and the market value of those underlying securities was $1,530,265,263.	750,000,000
Annual Shareholder Report

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$300,000,000	Interest in $500,000,000 joint repurchase agreement 1.04%, dated 7/25/2017 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $500,101,111 on 8/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2047 and the market value of those underlying securities was $510,103,157.	$300,000,000
1,000,000,000	Interest in $1,500,000,000 joint repurchase agreement 1.04%, dated 7/31/2017 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $1,500,043,333 on 8/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2042 and the market value of those underlying securities was $1,530,044,204.	1,000,000,000
1,350,000,000	Interest in $2,550,000,000 joint repurchase agreement 1.03%, dated 7/31/2017 under which Credit Suisse Securities (USA) LLC will repurchase securities provided as collateral for $2,550,072,958 on 8/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2046 and the market value of those underlying securities was $2,601,004,670.	1,350,000,000
5,000,000,000	Repurchase agreement 1.00%, dated 7/31/2017 under which Federal Reserve Bank of New York will repurchase securities provided as collateral for $5,000,138,889 on 8/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2040 and the market value of those underlying securities was $5,000,138,926.	5,000,000,000
750,000,000	Interest in $1,000,000,000 joint repurchase agreement 1.03%, dated 7/26/2017 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $1,001,001,389 on 8/30/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2047 and the market value of those underlying securities was $1,020,175,136.	750,000,000
300,000,000	Interest in $400,000,000 joint repurchase agreement 1.03%, dated 7/25/2017 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $400,080,111 on 8/1/2017. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities maturing on 4/15/2019 and the market value of those underlying securities was $408,074,995.	300,000,000
1,100,000,000	Interest in $1,500,000,000 joint repurchase agreement 1.04%, dated 7/28/2017 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $1,500,303,333 on 8/4/2017. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 8/1/2047 and the market value of those underlying securities was $1,535,548,547.	1,100,000,000
Annual Shareholder Report

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$400,000,000	Repurchase agreement 1.04%, dated 7/31/2017 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $400,011,556 on 8/1/2017. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 10/1/2046 and the market value of those underlying securities was $408,002,613.	$400,000,000
150,000,000	Repurchase agreement 1.04%, dated 7/31/2017 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $150,004,333 on 8/1/2017. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 6/1/2047 and the market value of those underlying securities was $153,000,775.	150,000,000
2,000,000,000	Interest in $3,500,000,000 joint repurchase agreement 1.03%, dated 7/31/2017 under which ING Financial Markets LLC will repurchase securities provided as collateral for $3,500,100,139 on 8/1/2017. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2045 and the market value of those underlying securities was $3,555,845,040.	2,000,000,000
92,000,000	Repurchase agreement 1.05%, dated 7/31/2017 under which ING Financial Markets LLC will repurchase securities provided as collateral for $92,002,683 on 8/1/2017. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 2/1/2044 and the market value of those underlying securities was $94,760,568.	92,000,000
100,000,000	Repurchase agreement 1.13%, dated 8/29/2016 under which ING Financial Markets LLC will repurchase securities provided as collateral for $100,185,194 on 9/15/2017. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 6/1/2045 and the market value of those underlying securities was $103,044,652.	100,000,000
100,000,000	Repurchase agreement 1.13%, dated 11/22/2016 under which ING Financial Markets LLC will repurchase securities provided as collateral for $100,185,358 on 9/05/2017. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 8/1/2046 and the market value of those underlying securities was $103,077,130.	100,000,000
100,000,000	Repurchase agreement 1.13%, dated 10/3/2016 under which ING Financial Markets LLC will repurchase securities provided as collateral for $100,185,194 on 9/05/2017. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 6/1/2046 and the market value of those underlying securities was $103,079,322.	100,000,000
Annual Shareholder Report

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$150,000,000	Repurchase agreement 1.13%, dated 9/2/2016 under which ING Financial Markets LLC will repurchase securities provided as collateral for $150,282,500 on 9/26/2017. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 10/1/2046 and the market value of those underlying securities was $154,516,891.	$150,000,000
450,000,000	Repurchase agreement 1.07%, dated 7/31/2017 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $450,013,375 on 8/1/2017. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Government Agency securities with various maturities to 9/20/2066 and the market value of those underlying securities was $463,501,411.	450,000,000
181,799,000	Interest in $550,000,000 joint repurchase agreement 1.06%, dated 7/31/2017 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $550,016,194 on 8/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 1/1/2047 and the market value of those underlying securities was $561,699,739.	181,799,000
750,000,000	Interest in $1,500,000,000 joint repurchase agreement 1.05%, dated 7/31/2017 under which MUFG Securities Americas Inc. will repurchase securities provided as collateral for $1,500,043,750 on 8/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 7/20/2067 and the market value of those underlying securities was $1,542,415,659.	750,000,000
500,000,000	Interest in $850,000,000 joint repurchase agreement 1.03%, dated 7/27/2017 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $850,170,236 on 8/3/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2046 and the market value of those underlying securities was $867,124,088.	500,000,000
816,194,000	Interest in $1,750,000,000 joint repurchase agreement 1.06%, dated 7/31/2017 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $1,750,051,528 on 8/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 3/20/2065 and the market value of those underlying securities was $1,792,600,010.	816,194,000
145,422,000	Repurchase agreement 1.08%, dated 7/31/2017 under which Prudential Insurance Co. of America will repurchase securities provided as collateral for $145,426,363 on 8/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon tri-party agent, were U.S. Government Agency securities with various maturities to 11/1/2044 and the market value of those underlying securities was $148,017,721.	145,422,000
Annual Shareholder Report

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$467,225,000	Repurchase agreement 1.07%, dated 7/31/2017 under which Prudential Legacy Insurance Co. of NJ will repurchase securities provided as collateral for $467,238,887 on 8/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2045 and the market value of those underlying securities was $475,633,954.	$467,225,000
250,000,000	Interest in $500,000,000 joint repurchase agreement 1.03%, dated 7/21/2017 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $500,443,472 on 8/21/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2046 and the market value of those underlying securities was $510,160,521.	250,000,000
400,000,000	Interest in $500,000,000 joint repurchase agreement 1.04%, dated 7/27/2017 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $500,101,111 on 8/3/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2047 and the market value of those underlying securities was $510,472,850.	400,000,000
425,000,000	Repurchase agreement 1.05%, dated 7/31/2017 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $425,012,396 on 8/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 4/20/2047 and the market value of those underlying securities was $433,569,342.	425,000,000
300,000,000	Interest in $500,000,000 joint repurchase agreement 1.06%, dated 7/17/2017 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $500,971,667 on 9/21/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/1/2047 and the market value of those underlying securities was $510,331,214.	300,000,000
1,000,000,000	Interest in $1,300,000,000 joint repurchase agreement 1.04%, dated 7/31/2017 under which Royal Bank of Scotland will repurchase securities provided as collateral for $1,300,037,556 on 8/1/2017. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2046 and the market value of those underlying securities was $1,326,002,248.	1,000,000,000
350,000,000	Interest in $500,000,000 joint repurchase agreement 1.05%, dated 7/11/2017 under which Societe Generale, New York will repurchase securities provided as collateral for $500,452,083 on 8/11/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 5/15/2044 and the market value of those underlying securities was $510,312,375.	350,000,000
Annual Shareholder Report

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$200,000,000	Interest in $300,000,000 joint repurchase agreement 1.06%, dated 7/19/2017 under which Societe Generale, New York will repurchase securities provided as collateral for $300,547,667 on 9/19/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2044 and the market value of those underlying securities was $306,117,173.	$200,000,000
300,000,000	Repurchase agreement 1.07%, dated 5/4/2017 under which Societe Generale, New York will repurchase securities provided as collateral for $300,062,417 on 8/10/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 4/1/2047 and the market value of those underlying securities was $306,655,514.	300,000,000
200,000,000	Interest in $300,000,000 joint repurchase agreement 1.08%, dated 7/3/2017 under which Societe Generale, New York will repurchase securities provided as collateral for $300,576,000 on 9/5/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2043 and the market value of those underlying securities was $306,266,276.	200,000,000
1,350,000,000	Interest in $3,000,000,000 joint repurchase agreement 1.04%, dated 7/31/2017 under which Sumitomo Mitsui Banking Corp. will repurchase securities provided as collateral for $3,000,086,667 on 8/1/2017. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2026 and the market value of those underlying securities was $3,060,001,890.	1,350,000,000
300,000,000	Interest in $400,000,000 joint repurchase agreement 1.04%, dated 7/26/2017 under which TD Securities (USA), LLC will repurchase securities provided as collateral for $400,080,889 on 8/2/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities and a U.S. Treasury security with various maturities to 4/1/2047 and the market value of those underlying securities was $408,070,800.	300,000,000
2,330,000,000	Interest in $4,880,000,000 joint repurchase agreement 1.06%, dated 7/31/2017 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $4,880,143,689 on 8/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/25/2047 and the market value of those underlying securities was $4,985,028,668.	2,330,000,000
Annual Shareholder Report

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$50,000,000	Repurchase agreement 1.06%, dated 7/31/2017 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $50,001,472 on 8/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 5/1/2047 and the market value of those underlying securities was $51,001,502.	$50,000,000
	TOTAL REPURCHASE AGREEMENTS	31,345,887,000
	TOTAL INVESTMENTS—99.4% (AT AMORTIZED COST)[3]	65,870,352,533
	OTHER ASSETS AND LIABILITIES - NET—0.6%[4]	377,999,462
	TOTAL NET ASSETS—100%	$66,248,351,995
1	Discount rate at time of purchase.
2	Floating rate notes with current rate and next reset date shown.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2017.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund's assets as of July 31, 2017, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended 7/31/2017	Period Ended 7/31/2016[1]
Net Asset Value, Beginning of Period	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.000[2]
Net realized gain on investments	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.000[2]
Less Distributions:
Distributions from net investment income	(0.001)	(0.000)[2]
Distributions from net realized gain on investments	(0.000)[2]	—
TOTAL DISTRIBUTIONS	(0.001)	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00
Total Return[3]	0.01%	0.00%[4]
Ratios to Average Net Assets:
Net expenses	0.68%	0.42%[5]
Net investment income	0.01%	0.01%[5]
Expense waiver/reimbursement[6]	0.58%	0.85%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$5,259	$11
1	Reflects operations for the period from February 1, 2016 (date of initial investment) to July 31, 2016.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.001	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.001	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.001)	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)
TOTAL DISTRIBUTIONS	(0.001)	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.47%	0.13%	0.01%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.18%	0.19%	0.11%	0.09%	0.17%
Net investment income	0.47%	0.13%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[3]	0.16%	0.15%	0.18%	0.19%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$26,390,917	$23,378,298	$13,982,870	$20,822,025	$20,861,776
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.001[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.23%	0.01%	0.01%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.42%	0.30%	0.11%	0.09%	0.17%
Net investment income	0.23%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[3]	0.15%	0.27%	0.43%	0.44%	0.36%
Supplemental Data:
Net assets, end of period (000 omitted)	$8,078,425	$7,620,524	$8,429,371	$7,659,830	$6,928,513
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Cash II Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31		Period Ended 7/31/2015[1]
	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[2]	0.000[2,3]	0.000[2]
Net realized gain on investments	0.000[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.000)[2]	(0.000)[2]	(0.000)[2]
Distributions from net realized gain on investments	(0.000)[2]	—	—
TOTAL DISTRIBUTIONS	(0.000)[2]	(0.000)[2]	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00
Total Return[4]	0.03%	0.01%	0.00%[5]
Ratios to Average Net Assets:
Net expenses	0.60%	0.39%	0.14%[6]
Net investment income	0.03%	0.01%	0.01%[6]
Expense waiver/reimbursement[7]	0.38%	0.58%	0.86%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$474,014	$610,317	$0[8]
1	Reflects operations for the period from June 2, 2015 (date of initial public investment) to July 31, 2015.
2	Represents less than $0.001.
3	Per share numbers have been calculated using the average shares method.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Represents less than 0.01%.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
8	Represents less than $1,000.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31		Period Ended 7/31/2015[1]
	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[2]	0.000[2]	0.000[2]
Net realized gain on investments	0.000[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.000)[2]	(0.000)[2]	(0.000)[2]
Distributions from net realized gain on investments	(0.000)[2]	(0.000)[2]	—
TOTAL DISTRIBUTIONS	(0.000)[2]	(0.000)[2]	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00
Total Return[3]	0.01%	0.01%	0.00%[4]
Ratios to Average Net Assets:
Net expenses	0.59%	0.32%	0.14%[5]
Net investment income	0.01%	0.01%	0.01%[5]
Expense waiver/reimbursement[6]	0.64%	0.92%	1.11%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$203,670	$350,278	$23,170
1	Reflects operations for the period from June 2, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.001	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.001	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.001)	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.001)	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.36%	0.06%	0.01%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.29%	0.25%	0.11%	0.09%	0.17%
Net investment income	0.38%	0.06%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[3]	0.14%	0.18%	0.28%	0.29%	0.21%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,568,978	$995,373	$773,154	$951,188	$1,320,027
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Trust Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.09%	0.01%	0.01%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.56%	0.30%	0.12%	0.09%	0.17%
Net investment income	0.09%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[3]	0.25%	0.54%	0.68%	0.69%	0.61%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,255,471	$1,080,216	$927,475	$738,550	$643,644
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Premier Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31		Period Ended 7/31/2015[1]
	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.002	0.000[2]
Net realized gain on investments	0.000[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.002	0.000[2]
Less Distributions:
Distributions from net investment income	(0.001)	(0.002)	(0.000)[2]
Distributions from net realized gain on investments	(0.000)[2]	(0.000)[2]	(0.000)[2]
TOTAL DISTRIBUTIONS	(0.001)	(0.002)	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00
Total Return[3]	0.51%	0.16%	0.01%
Ratios to Average Net Assets:
Net expenses	0.14%	0.16%	0.14%[4]
Net investment income	0.52%	0.20%	0.01%[4]
Expense waiver/reimbursement[5]	0.14%	0.13%	0.16%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$27,271,620	$11,385,203	$1,863,335
1	Reflects operations for the period from January 6, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
July 31, 2017
Assets:
Investment in repurchase agreements	$31,345,887,000
Investment in securities	34,524,465,533
Total investment in securities, at amortized cost and fair value		$65,870,352,533
Cash		381,307,851
Income receivable		46,704,847
Receivable for shares sold		40,101,781
TOTAL ASSETS		66,338,467,012
Liabilities:
Payable for shares redeemed	54,013,051
Income distribution payable	30,414,610
Payable to adviser (Note 5)	134,162
Payable for administrative fee (Note 5)	143,025
Payable for distribution services fee (Note 5)	496,182
Payable for other service fees (Notes 2 and 5)	3,600,139
Accrued expenses (Note 5)	1,313,848
TOTAL LIABILITIES		90,115,017
Net assets for 66,248,290,711 shares outstanding		$66,248,351,995
Net Assets Consist of:
Paid-in capital		$66,248,301,906
Accumulated net realized gain on investments		201,539
Distributions in excess of net investment income		(151,450)
TOTAL NET ASSETS		$66,248,351,995
Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class R Shares:
$5,258,686 ÷ 5,258,681 shares outstanding, no par value, unlimited shares authorized	$1.00
Institutional Shares:
$26,390,916,621 ÷ 26,390,892,209 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$8,078,424,814 ÷ 8,078,417,335 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash II Shares:
$474,013,579 ÷ 474,013,141 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash Series Shares:
$203,669,835 ÷ 203,669,647 shares outstanding, no par value, unlimited shares authorized	$1.00
Capital Shares:
$2,568,977,783 ÷ 2,568,975,404 shares outstanding, no par value, unlimited shares authorized	$1.00
Trust Shares:
$1,255,471,162 ÷ 1,255,470,001 shares outstanding, no par value, unlimited shares authorized	$1.00
Premier Shares:
$27,271,619,515 ÷ 27,271,594,293 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended July 31, 2017
Investment Income:
Interest			$448,082,240
Expenses:
Investment adviser fee (Note 5)		$137,256,009
Administrative fee (Note 5)		53,847,803
Custodian fees		2,153,499
Transfer agent fee (Note 2)		4,406,689
Directors'/Trustees' fees (Note 5)		488,789
Auditing fees		23,429
Legal fees		11,882
Portfolio accounting fees		300,318
Distribution services fee (Note 5)		6,739,574
Other service fees (Notes 2 and 5)		43,446,498
Share registration costs		384,826
Printing and postage		269,463
Miscellaneous (Note 5)		330,393
TOTAL EXPENSES		249,659,172
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 5)	$(98,773,252)
Waivers/reimbursements of other operating expenses (Notes 2 and 5)	(7,367,582)
TOTAL WAIVERS AND REIMBURSEMENTS		(106,140,834)
Net expenses			143,518,338
Net investment income			304,563,902
Net realized gain on investments			334,589
Change in net assets resulting from operations			$304,898,491
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets
Year Ended July 31	2017	2016
Increase (Decrease) in Net Assets
Operations:
Net investment income	$304,563,902	$32,821,754
Net realized gain on investments	334,589	144,546
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	304,898,491	32,966,300
Distributions to Shareholders:
Distributions from net investment income
Class R Shares	(453)	—
Institutional Shares	(128,673,589)	(22,040,624)
Service Shares	(19,584,315)	(827,714)
Cash II Shares	(160,703)	(28,308)
Cash Series Shares	(27,885)	(33,833)
Capital Shares	(9,593,966)	(509,733)
Trust Shares	(1,132,424)	(82,338)
Premier Shares	(145,568,208)	(9,266,635)
Distributions from net realized gain on investments
Class R Shares	(8)	—
Institutional Shares	(90,492)	(42,313)
Service Shares	(28,513)	(22,905)
Cash II Shares	(2,141)	—
Cash Series Shares	(1,289)	(800)
Capital Shares	(6,116)	(2,235)
Trust Shares	(3,880)	(2,364)
Premier Shares	(79,652)	(7,660)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(304,953,634)	(32,867,462)
Annual Shareholder Report

Statement of Changes in Net Assets–continued
Share Transactions:
Proceeds from sale of shares	$439,615,871,169	$218,615,571,287
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Government Cash Series	—	404,634,851
Net asset value of shares issued to shareholders in payment of distributions declared	100,317,531	9,069,733
Cost of shares redeemed	(418,888,003,317)	(199,816,526,766)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	20,828,185,383	19,212,749,105
Change in net assets	20,828,130,240	19,212,847,943
Net Assets:
Beginning of period	45,420,221,755	26,207,373,812
End of period (including undistributed (distributions in excess of) net investment income of $(151,450) and $26,191, respectively)	$66,248,351,995	$45,420,221,755
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
July 31, 2017
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 30 portfolios. The financial statements included herein are only those of Federated Government Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers eight classes of shares: Class R Shares, Institutional Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares, Trust Shares and Premier Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
The Fund operates as a government money market fund. As a government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully; (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); and (3) has elected not to be subject to the liquidity fees and gates requirement at this time as permitted by Rule 2a-7 under the Act.
On December 11, 2015, the Fund acquired all of the net assets of Federated Government Cash Series (the “Acquired Fund”), an open-end investment company in a tax-free reorganization in exchange for shares of the Fund, pursuant to a plan of reorganization approved by the Acquired Fund's Board of Directors. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Fund's realized gains and losses with amounts distributable to shareholders for tax purposes.
Assuming the acquisition had been completed on August 1, 2015, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the year ended July 31, 2016, were as follows:
Net investment income*	$32,838,155
Net realized gain on investments	$145,650
Net increase in net assets resulting from operations	$32,983,805
*	Net investment income includes $16,404 of pro forma additional expenses.
For every one share of the Acquired Fund exchanged, a shareholder received one share of the Fund's Cash II Shares.
Annual Shareholder Report

The Fund received net assets from the Acquired Fund as the result of the tax-free reorganization as follows:
Shares of the Fund Issued	Acquired Fund Net Assets Received	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
404,634,851	$404,634,851	$28,365,086,206	$28,769,721,057
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that has been included in the Fund's Statement of Changes in Net Assets for the year ended July 31, 2016.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
The Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a Valuation Committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Annual Shareholder Report

Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Annual Shareholder Report

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class R Shares, Institutional Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares, Trust Shares and Premier Shares may bear distribution services fees, other service fees and transfer agent fees unique to those classes. The detail of the total fund expense waivers and reimbursements of $106,140,834 is disclosed in various locations in this Note 2 and Note 5. For the year ended July 31, 2017, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class R Shares	$10,651	$(4,689)
Institutional Shares	321,122	(21,333)
Service Shares	2,388,866	—
Cash II Shares	518,343	(12,721)
Cash Series Shares	274,423	(14,215)
Capital Shares	25,475	—
Trust Shares	369,000	—
Premier Shares	498,809	(214,922)
TOTAL	$4,406,689	$(267,880)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Annual Shareholder Report

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class R Shares, Institutional Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares, Trust Shares and Premier Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2017, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Class R Shares	$11,062	$(686)	$(9,373)
Institutional Shares	12,977,395	(2,989,258)	—
Service Shares	21,498,503	(24,426)	(45,795)
Cash II Shares	1,427,066	(41,423)	(933,349)
Cash Series Shares	696,829	(12,657)	(611,317)
Capital Shares	3,788,865	—	—
Trust Shares	3,046,778	(30,000)	(1,279,577)
TOTAL	$43,446,498	$(3,098,450)	$(2,879,411)
For the year ended July 31, 2017, the Fund's Premier Shares did not incur other service fees; however, they may begin to incur this fee upon approval of the Trustees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2017, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2017, tax years 2014 through 2017 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Annual Shareholder Report

Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 7/31/2017		Period Ended 7/31/2016[1]
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	10,915,401	$10,915,401	14,025	$14,025
Shares issued to shareholders in payment of distributions declared	457	457	—	—
Shares redeemed	(5,668,590)	(5,668,590)	(2,612)	(2,612)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	5,247,268	$5,247,268	11,413	$11,413

Year Ended July 31	2017		2016
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	161,165,703,441	$161,165,703,441	104,552,654,185	$104,552,647,168
Shares issued to shareholders in payment of distributions declared	40,653,612	40,653,612	6,167,697	6,167,697
Shares redeemed	(158,193,702,980)	(158,193,702,980)	(95,163,439,845)	(95,163,439,845)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	3,012,654,073	$3,012,654,073	9,395,382,037	$9,395,375,020

Year Ended July 31	2017		2016
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	28,390,446,434	$28,390,446,434	19,623,676,497	$19,623,677,126
Shares issued to shareholders in payment of distributions declared	6,463,272	6,463,272	309,884	309,884
Shares redeemed	(27,938,997,062)	(27,938,997,062)	(20,432,850,157)	(20,432,850,157)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	457,912,644	$457,912,644	(808,863,776)	$(808,863,147)
Annual Shareholder Report

Year Ended July 31	2017		2016
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	1,242,614,602	$1,242,614,602	747,877,264	$747,877,520
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Government Cash Series	—	—	404,634,851	404,634,851
Shares issued to shareholders in payment of distributions declared	160,853	160,853	28,242	28,242
Shares redeemed	(1,379,077,945)	(1,379,077,945)	(542,224,826)	(542,224,826)
NET CHANGE RESULTING FROM CLASS II SHARE TRANSACTIONS	(136,302,490)	$(136,302,490)	610,315,531	$610,315,787

Year Ended July 31	2017		2016
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	809,751,238	$809,751,238	1,067,107,196	$1,067,107,087
Shares issued to shareholders in payment of distributions declared	29,149	29,149	34,628	34,628
Shares redeemed	(956,388,259)	(956,388,259)	(948,033,023)	(948,033,023)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(146,607,872)	$(146,607,872)	119,108,801	$119,108,692

Year Ended July 31	2017		2016
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	10,123,291,744	$10,123,291,744	2,687,736,649	$2,687,737,079
Shares issued to shareholders in payment of distributions declared	5,076,287	5,076,287	304,999	304,999
Shares redeemed	(8,554,763,216)	(8,554,763,216)	(2,465,824,661)	(2,465,824,661)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	1,573,604,815	$1,573,604,815	222,216,987	$222,217,417

Year Ended July 31	2017		2016
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	3,154,933,856	$3,154,933,856	2,163,905,063	$2,163,905,790
Shares issued to shareholders in payment of distributions declared	239,428	239,428	15,197	15,197
Shares redeemed	(2,979,916,574)	(2,979,916,574)	(2,011,181,671)	(2,011,181,671)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	175,256,710	$175,256,710	152,738,589	$152,739,316
Annual Shareholder Report

Year Ended July 31	2017		2016
Premier Shares:	Shares	Amount	Shares	Amount
Shares sold	234,718,214,453	$234,718,214,453	87,772,600,408	$87,772,605,492
Shares issued to shareholders in payment of distributions declared	47,694,473	47,694,473	2,209,086	2,209,086
Shares redeemed	(218,879,488,691)	(218,879,488,691)	(78,252,969,971)	(78,252,969,971)
NET CHANGE RESULTING FROM PREMIER SHARE TRANSACTIONS	15,886,420,235	$15,886,420,235	9,521,839,523	$9,521,844,607
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	20,828,185,383	$20,828,185,383	19,212,749,105	$19,212,749,105
1	Reflects operations for the period from February 1, 2016 (date of initial investment) to July 31, 2016.
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2017 and 2016, was as follows:
	2017	2016
Ordinary Income[1]	$304,953,634	$32,867,462
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
As of July 31, 2017, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income[2]	$46,974
Undistributed long-term capital gains	$3,115
2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Fund's Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Fund's Adviser may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2017, the Fund's Adviser voluntarily waived $98,773,252 of its fee and voluntarily reimbursed $267,880 of transfer agent fees.
Annual Shareholder Report

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2017, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class R, Cash II Shares, Cash Series Shares and Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class R Shares	0.50%
Cash II Shares	0.35%
Cash Series Shares	0.60%
Trust Shares	0.25%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2017, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class R Shares	$22,516	$(5,073)
Cash II Shares	1,997,891	(350,455)
Cash Series Shares	1,672,388	(741,021)
Trust Shares	3,046,779	(25,292)
TOTAL	$6,739,574	$(1,121,841)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
Annual Shareholder Report

Other Service Fees
For the year ended July 31, 2017, FSSC received $2,735 and reimbursed $3,098,450 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Fund's Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class R Shares, Institutional Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares, Trust Shares and Premier Shares and (after the voluntary waivers and/or reimbursements) will not exceed 1.15%, 0.20%, 0.45%, 0.85%, 1.05%, 0.30%, 0.70% and 0.15% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2018; or (b) the date of the Fund's next effective Prospectus. While the Fund's Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended July 31, 2017, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $1,627,597,254 and $1,367,904,495, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Fund's Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2017, there were no outstanding loans. During the year ended July 31, 2017, the program was not utilized.
7. REGULATORY UPDATES
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management does not believe these amendments will have a material impact on the financial statements and accompanying notes.
Annual Shareholder Report

8. Subsequent event
Effective September 1, 2017, the breakpoints of Administrative Fees paid to FAS described above will change to:
Administrative Services Fee Rate	Average Daily Net Assets of the Investment Complex
0.100 of 1%	on assets up to $50 billion
0.075 of 1%	on assets over $50 billion
9. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended July 31, 2017, 100.00% of dividends paid by the Fund are interest-related dividends, as provided by the American Jobs Creation Act of 2004.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF FEDERATED GOVERNMENT OBLIGATIONS FUND:
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Government Obligations Fund (the “Fund”), a portfolio of Money Market Obligations Trust, as of July 31, 2017, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2017, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Government Obligations Fund as of July 31, 2017, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
September 25, 2017
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2017 to July 31, 2017.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2017	Ending Account Value 7/31/2017	Expenses Paid During Period[1]
Actual:
Class R Shares	$1,000	$1,000.00	$4.12[2]
Institutional Shares	$1,000	$1,003.20	$0.89[3]
Service Shares	$1,000	$1,002.00	$2.08
Cash II Shares	$1,000	$1,000.30	$3.82[4]
Cash Series Shares	$1,000	$1,000.00	$4.02[5]
Capital Shares	$1,000	$1,002.60	$1.49
Trust Shares	$1,000	$1,000.90	$3.22
Premier Shares	$1,000	$1,003.40	$0.75
Hypothetical (assuming a 5% return before expenses):
Class R Shares	$1,000	$1,020.70	$4.16[2]
Institutional Shares	$1,000	$1,023.90	$0.90[3]
Service Shares	$1,000	$1,022.70	$2.11
Cash II Shares	$1,000	$1,021.00	$3.86[4]
Cash Series Shares	$1,000	$1,020.80	$4.06[5]
Capital Shares	$1,000	$1,023.30	$1.51
Trust Shares	$1,000	$1,021.60	$3.26
Premier Shares	$1,000	$1,024.10	$0.75
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class R Shares	0.83%
Institutional Shares	0.18%
Service Shares	0.42%
Cash II Shares	0.77%
Cash Series Shares	0.81%
Capital Shares	0.30%
Trust Shares	0.65%
Premier Shares	0.15%
Annual Shareholder Report

2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Class R Shares current Fee Limit of 1.15% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.70 and $5.76, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Institutional Shares current Fee Limit of 0.20% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $0.99 and $1.00, respectively.
4	Actual and Hypothetical expenses paid during the period utilizing the Fund's Cash II Shares current Fee Limit of 0.85% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $4.22 and $4.26, respectively.
5	Actual and Hypothetical expenses paid during the period utilizing the Fund's Cash Series Shares current Fee Limit of 1.05% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.21 and $5.26, respectively.
Annual Shareholder Report

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2016, the Trust comprised 30 portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 124 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
IN MEMORIAM–JOHN F. DONAHUE
(Former Chairman and President, and Emeritus Director/Trustee, of the Federated Funds, and Founder, Former Chairman, President and Chief Executive Officer, and Chairman Emeritus, of Federated Investors, Inc.)
With profound sadness, Federated announces the passing of John F. (“Jack”) Donahue, who founded, along with Richard B. Fisher, Federated in 1955 and served as a leader and member of the Boards of Directors/Trustees of the Federated Funds and the Board of Directors of Federated Investors, Inc. Mr. Donahue was a family man of deep faith with exemplary character and fealty, who served his religion, family, community, and the Federated Funds and Federated, as well as their shareholders, officers and employees, with distinction. His integrity, intelligence, and keen sense of fiduciary duty, coupled with his faith, family and background as a West Point graduate and Strategic Air Command B-29 pilot, served as a foundation for his strong business acumen and leadership. Among his many achievements, Mr. Donahue's steadfast and innovative leadership of the Federated Funds and Federated, as well as within the investment management industry, led to the birth of money market funds in the 1970s and their growth as an innovative, efficient and effective cash management vehicle throughout the 1980s, 1990s, 2000s and beyond. Federated expresses deep gratitude to Mr. Donahue for his inspiring leadership, distinguished service and contributions as a husband, father, founder, Board member and officer, colleague and friend. He will be greatly missed.
Annual Shareholder Report

Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee, Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Director or Trustee of certain of the funds in the Federated Fund Family; Chief Financial Officer, Treasurer, Vice President and Assistant Secretary, Federated Investors, Inc.; Chairman and Trustee, Federated Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment Management Company; Director, MDTA LLC; Director, Executive Vice President and Assistant Secretary, Federated Securities Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and Director and President, FII Holdings, Inc.
Previous Positions: Director, Federated Investors, Inc.; Assistant Secretary, Federated Investment Management Company, Federated Global Investment Management Company and Passport Research, LTD; Treasurer, Passport Research, LTD; Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.
*	Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
Annual Shareholder Report

INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, Current Chair of the Compensation Committee, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO, The Collins Group, Inc. (a private equity firm). Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.; Director, Member of the Audit Committee and Technology Committee of Equifax, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Dean of the Duquesne University School of Law; Adjunct Professor of Law, Duquesne University School of Law; formerly, Interim Dean of the Duquesne University School of Law; Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CONSOL Energy Inc.
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as: Associate General Secretary, Diocese of Pittsburgh; a member of the Superior Court of Pennsylvania; and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also currently holds the positions on either a public or not for profit Board of Directors as follows: Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Director, Saint Vincent College; Member, Pennsylvania State Board of Education (public); and Director and Chair, Cardinal Wuerl North Catholic High School, Inc. Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director, Catholic High Schools of the Diocese of Pittsburgh, Inc.; and Director, Pennsylvania Bar Institute.
Peter E. Madden Birth Date: March 16, 1942 Trustee Indefinite Term Began serving: August 1991	Principal Occupation: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; Retired.
Other Directorships Held: None.
Qualifications: Mr. Madden has served in several business management, mutual fund services and directorship positions throughout his career. Mr. Madden previously served as President, Chief Operating Officer and Director, State Street Bank and Trust Company (custodian bank) and State Street Corporation (financial services). He was Director, VISA USA and VISA International and Chairman and Director, Massachusetts Bankers Association. Mr. Madden served as Director, Depository Trust Corporation and Director, The Boston Stock Exchange. Mr. Madden also served as a Representative to the Commonwealth of Massachusetts General Court.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CONSOL Energy Inc.
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CONSOL Energy Inc.; and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
Annual Shareholder Report

OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Officer since: May 2004 Portfolio Manager since: January 1994	Principal Occupations: Deborah A. Cunningham has been the Fund's Portfolio Manager since January 1994. Ms. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.

Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2017
Federated Government Obligations Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term at its May 2017 meetings. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in its decision. Using these judicial decisions as a guide, the Board has indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the Fund and of comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds); and (6) the extent of care, conscientiousness and independence with which the Fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the Board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. Consistent with the judicial decisions and SEC disclosure requirements, the
Annual Shareholder Report

Board also considered management fees charged to institutional and other clients of Federated Investment Management Company (the “Adviser”) and its advisory affiliates for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds. The Board was assisted in its deliberations by independent legal counsel. In addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the May meetings, at which the Board's formal approval of the investment advisory contract occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on matters as the need arose. The Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning
Annual Shareholder Report

the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside
Annual Shareholder Report

products to be determinative in judging the appropriateness of mutual fund advisory fees. The Senior Officer noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, and full deliberations, the Board concluded that the expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of, and the compliance-related resources provided to, the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Senior Officer's Evaluation. The Board also considered the relatively tight dispersion of performance date with respect to the Fund and its peers.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
Annual Shareholder Report

The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity,) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the
Annual Shareholder Report

year, and in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels. It should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
While the Senior Officer noted certain items for follow-up reporting to the Board and further consideration by management, he stated that his observations and information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Annual Shareholder Report

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Government Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919478
CUSIP 60934N104
CUSIP 60934N807
CUSIP 608919676
CUSIP 608919684
CUSIP 608919809
CUSIP 60934N153
CUSIP 608919718
Q450513 (9/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.
Annual Shareholder Report
July 31, 2017
Share Class	Ticker
Institutional	GOTXX

Federated Government Obligations Tax-Managed Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2017, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
U.S. Government Agency Securities	82.0%
U.S. Treasury Securities	19.0%
Other Assets and Liabilities—Net[2]	(1.0)%
TOTAL	100.0%
At July 31, 2017, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	23.6%
8-30 Days	44.1%
31-90 Days	24.4%
91-180 Days	5.3%
181 Days or more	3.6%
Other Assets and Liabilities—Net[2]	(1.0)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the principal types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Annual Shareholder Report
1

Portfolio of Investments
July 31, 2017
Principal Amount			Value
		GOVERNMENT AGENCIES—82.0%
$ 531,500,000	[1]	Federal Farm Credit System Discount Notes, 0.68% - 1.25%, 8/8/2017 - 6/7/2018	$529,088,062
999,482,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.832% - 1.393%, 8/9/2017 - 10/27/2017	999,585,330
107,035,000		Federal Farm Credit System Notes, 0.65% - 1.125%, 9/8/2017 - 12/18/2017	107,030,659
2,337,044,000	[1]	Federal Home Loan Bank System Discount Notes, 0.50% - 1.032%, 8/1/2017 - 10/11/2017	2,336,094,480
1,146,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.934% - 1.182%, 8/1/2017 - 9/27/2017	1,146,011,218
9,022,000		Tennessee Valley Authority Bond, 6.25%, 12/15/2017	9,196,750
9,000,000	[1]	Tennessee Valley Authority Discount Notes, 1.005%, 8/8/2017	8,998,241
		TOTAL GOVERNMENT AGENCIES	5,136,004,740
		U.S. TREASURY—19.0%
36,000,000		United States Treasury Bills, 0.95%, 8/3/2017	35,998,100
50,000,000		United States Treasury Bills, 0.955%, 10/26/2017	49,885,931
200,000,000		United States Treasury Bills, 0.965%, 8/17/2017	199,914,222
100,000,000		United States Treasury Bills, 0.985%, 8/24/2017	99,937,069
200,000,000		United States Treasury Bills, 1.01%, 8/15/2017	199,921,445
98,500,000		United States Treasury Bills, 1.145%, 10/19/2017	98,252,505
50,000,000	[2]	United States Treasury Floating Rate Notes, 1.254%, 8/1/2017	49,992,052
2,500,000		United States Treasury Notes, 0.625%, 9/30/2017	2,498,425
15,000,000		United States Treasury Notes, 1.875%, 8/31/2017	15,010,254
150,000,000		United States Treasury Notes, 2.25%, 11/30/2017	150,587,671
283,500,000		United States Treasury Notes, 4.75%, 8/15/2017	283,906,989
		TOTAL U.S. TREASURY	1,185,904,663
		TOTAL INVESTMENTS—101.0% (AT AMORTIZED COST)[3]	6,321,909,403
		OTHER ASSETS AND LIABILITIES - NET—(1.0)%[4]	(59,817,353)
		TOTAL NET ASSETS—100%	$6,262,092,050
1	Discount rate at time of purchase.
2	Floating rate note with current rate and current maturity or next reset date shown.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2017.
Annual Shareholder Report
2

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund's assets as of July 31, 2017, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
3

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.004	0.002	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.004	0.002	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.004)	(0.002)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.004)	(0.002)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.44%	0.13%	0.01%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses[3]	0.20%	0.19%	0.09%	0.08%	0.13%
Net investment income	0.43%	0.13%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[4]	0.09%	0.10%	0.20%	0.21%	0.16%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,074,463	$2,861,313	$2,672,599	$2,849,186	$3,132,447
1	Represents less than $0.001.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.20%, 0.19%, 0.09%, 0.08% and 0.13% for the years ended July 31, 2017, 2016, 2015, 2014 and 2013, respectively, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
4

Statement of Assets and Liabilities
July 31, 2017
Assets:
Total investment in securities, at amortized cost and fair value		$6,321,909,403
Cash		612,309
Receivable for investments sold		134,708,400
Income receivable		8,611,528
Receivable for shares sold		124,436
TOTAL ASSETS		6,465,966,076
Liabilities:
Payable for investments purchased	$199,921,444
Income distribution payable	2,861,930
Due to broker	154,100
Payable for shares redeemed	44,043
Payable for other service fees (Notes 2 and 5)	660,692
Payable for investment adviser fee (Note 5)	19,460
Payable for administrative fee (Note 5)	13,518
Accrued expenses (Note 5)	198,839
TOTAL LIABILITIES		203,874,026
Net assets for 6,261,995,657 shares outstanding		$6,262,092,050
Net Assets Consists of:
Paid-in capital		$6,262,005,035
Accumulated net realized gain on investments		87,494
Distributions in excess of net investment income		(479)
TOTAL NET ASSETS		$6,262,092,050
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Automated Shares:
$177,555,145 ÷ 177,553,570 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Shares:
$3,074,463,420 ÷ 3,074,409,181 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$3,010,073,485 ÷ 3,010,032,906 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Year Ended July 31, 2017
Investment Income:
Interest			$39,621,266
Expenses:
Investment adviser fee (Note 5)		$12,356,704
Administrative fee (Note 5)		4,847,699
Custodian fees		202,862
Transfer agent fees		250,633
Directors'/Trustees' fees (Note 5)		52,500
Auditing fees		22,365
Legal fees		10,220
Other service fees (Notes 2 and 5)		7,391,958
Portfolio accounting fees		181,440
Share registration costs		106,831
Printing and postage		31,573
Miscellaneous (Note 5)		85,854
TOTAL EXPENSES		25,540,639
Waivers, Reimbursements and Reduction:
Waiver of investment adviser fee (Note 5)	$(5,348,591)
Waiver/reimbursements of other operating expenses (Notes 2 and 5)	(203,216)
Reduction of custodian fees (Note 6)	(336)
TOTAL WAIVERS, REIMBURSEMENTS AND REDUCTION		(5,552,143)
Net expenses			19,988,496
Net investment income			19,632,770
Net realized gain on investments			169,021
Change in net assets resulting from operations			$19,801,791
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
Year Ended July 31	2017	2016
Increase (Decrease) in Net Assets
Operations:
Net investment income	$19,632,770	$4,030,994
Net realized gain on investments	169,021	120,254
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	19,801,791	4,151,248
Distributions to Shareholders:
Distributions from net investment income
Automated Shares	(267,496)	(12,638)
Institutional Shares	(13,834,245)	(3,757,967)
Service Shares	(5,531,508)	(260,389)
Distributions from net realized gain on investments
Automated Shares	(6,145)	(659)
Institutional Shares	(102,144)	(48,854)
Service Shares	(81,047)	(45,441)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(19,822,585)	(4,125,948)
Share Transactions:
Proceeds from sale of shares	20,872,097,048	15,764,127,233
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Automated Government Cash Reserves	—	96,176,155
Net asset value of shares issued to shareholders in payment of distributions declared	3,664,143	1,460,013
Cost of shares redeemed	(20,359,225,063)	(15,415,163,524)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	516,536,128	446,599,877
Change in net assets	516,515,334	446,625,177
Net Assets:
Beginning of period	5,745,576,716	5,298,951,539
End of period (including undistributed (distributions in excess of) net investment income of $(479) and $0, respectively)	$6,262,092,050	$5,745,576,716
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
July 31, 2017
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 30 portfolios. The financial statements included herein are only those of Federated Government Obligations Tax-Managed Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Automated Shares, Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class specific matters. The financial highlights of the Automated Shares and Service Shares are presented separately. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
The Fund operates as a government money market fund. As a government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or (iii) repurchase agreements that are collateralized fully; (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 NAV; and (3) has elected not to be subject to the liquidity fees and gates requirement at this time as permitted by Rule 2a-7 under the Act.
On December 18, 2015, the Fund acquired all of the net assets of Federated Automated Government Cash Reserves (the “Acquired Fund”), an open-end investment company in a tax-free reorganization, in exchange for Automated Shares of the Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and Automated Shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Fund's realized gains and losses with amounts distributable to shareholders for tax purposes.
For every one share of the Acquired Fund's Service Shares exchanged, a shareholder of the Acquired Fund received one Automated Share of the Fund.
The Fund received net assets from the Acquired Fund as the result of the tax-free reorganization as follows:
Automated Shares of the Fund Issued	Acquired Fund Net Assets Received	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
96,176,155	$96,176,155	$5,556,748,356	$5,652,924,511
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Assuming the acquisition had been completed on August 1, 2015, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the year ended July 31, 2016, are as follows:
Net investment income*	$4,038,306
Net realized gain on investments	$120,551
Net increase in net assets resulting from operations	$4,158,857
*	Net investment income reflects $7,312 of pro forma eliminated expenses.
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amount of revenue of the Acquired Fund that has been included in the Fund's Statement of Changes in Net Assets as of July 31, 2016.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
The Fund's Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions) and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly.
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Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Automated Shares, Institutional Shares and Service Shares may bear other service fees and transfer agent fees unique to those classes.
The detail of the total fund expense waivers, reimbursements and reduction of $5,552,143 is disclosed in various locations in this Note 2, Note 5 and Note 6. For the year ended July 31, 2017, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Automated Shares	$144,141	$—
Institutional Shares	57,449	(7)
Service Shares	49,043	—
TOTAL	$250,633	$(7)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Automated Shares, Institutional Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2017, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Automated Shares	$476,782	$(15,202)	$(32,164)
Service Shares	6,915,176	(30,090)	(125,753)
TOTAL	$7,391,958	$(45,292)	$(157,917)
For the year ended July 31, 2017, the Fund's Institutional Shares did not incur other service fees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2017, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2017, tax years 2014 through 2017 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
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When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended July 31	2017		2016
Automated Shares:	Shares	Amount	Shares	Amount
Shares sold	511,343,186	$511,343,186	294,013,501	$294,013,501
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Automated Government Cash Reserves	—	—	96,176,155	96,176,155
Shares issued to shareholders in payment of distributions declared	149,580	149,580	12,213	12,213
Shares redeemed	(524,872,179)	(524,872,179)	(199,268,986)	(199,268,986)
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	(13,379,413)	$(13,379,413)	190,932,883	$190,932,883

Year Ended July 31	2017		2016
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	12,406,673,678	$12,406,673,678	8,558,715,642	$8,558,715,642
Shares issued to shareholders in payment of distributions declared	3,308,303	3,308,303	1,416,630	1,416,630
Shares redeemed	(12,196,823,081)	(12,196,823,081)	(8,371,431,419)	(8,371,431,419)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	213,158,900	$213,158,900	188,700,853	$188,700,853
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Year Ended July 31	2017		2016
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	7,954,080,184	$7,954,080,184	6,911,398,090	$6,911,398,090
Shares issued to shareholders in payment of distributions declared	206,260	206,260	31,170	31,170
Shares redeemed	(7,637,529,803)	(7,637,529,803)	(6,844,463,119)	(6,844,463,119)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	316,756,641	$316,756,641	66,966,141	$66,966,141
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	516,536,128	$516,536,128	446,599,877	$446,599,877
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2017 and 2016, was as follows:
	2017	2016
Ordinary income[1]	$19,822,585	$4,125,948
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
As of July 31, 2017, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income[2]	$86,875
Undistributed long-term capital gains	$140
2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2017, the Adviser voluntarily waived $5,348,591 of its fee.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2017, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waiver/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Automated Shares, Institutional Shares and Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.55%, 0.20% and 0.45% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2018; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Other Service Fees
For the year ended July 31, 2017, FSSC received $770 and reimbursed $45,292 of the other service fees disclosed in Note 2.
Interfund Transactions
During the year ended July 31, 2017, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $2,052,986,668 and $1,638,445,678, respectively.
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General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. Expense reduction
Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the year ended July 31, 2017, the Fund's expenses were reduced by $336 under these arrangements.
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2017, there were no outstanding loans. During the year ended July 31, 2017, the program was not utilized.
8. REGULATORY UPDATES
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management does not believe these amendments will have a material impact on the financial statements and accompanying notes.
9. Subsequent event
Effective September 1, 2017, the breakpoints of Administrative Fees paid to FAS described above will change to:
Administrative Services Fee Rate	Average Daily Net Assets of the Investment Complex
0.100 of 1%	on assets up to $50 billion
0.075 of 1%	on assets over $50 billion
10. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended July 31, 2017, 100% of the dividends paid by the Fund are interest-related dividends as provided by the American Jobs Creation Act of 2004.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF the MONEY MARKET OBLIGATIONS TRUST AND THE institutional class SHAREHOLDERS OF FEDERATED GOVERNMENT OBLIGATIONS TAX-MANAGED FUND:
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Government Obligations Tax-Managed Fund (the “Fund”), a portfolio of the Money Market Obligations Trust, as of July 31, 2017, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2017, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Government Obligations Tax-Managed Fund as of July 31, 2017, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
September 25, 2017
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2017 to July 31, 2017.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2017	Ending Account Value 7/31/2017	Expenses Paid During Period[1]
Actual	$1,000	$1,002.90	$0.99
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,023.80	$1.00
1	Expenses are equal to the Fund's Institutional Shares annualized net expense ratio of 0.20%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2016, the Trust comprised 30 portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 124 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
IN MEMORIAM–JOHN F. DONAHUE
(Former Chairman and President, and Emeritus Director/Trustee, of the Federated Funds, and Founder, Former Chairman, President and Chief Executive Officer, and Chairman Emeritus, of Federated Investors, Inc.)
With profound sadness, Federated announces the passing of John F. (“Jack”) Donahue, who founded, along with Richard B. Fisher, Federated in 1955 and served as a leader and member of the Boards of Directors/Trustees of the Federated Funds and the Board of Directors of Federated Investors, Inc. Mr. Donahue was a family man of deep faith with exemplary character and fealty, who served his religion, family, community, and the Federated Funds and Federated, as well as their shareholders, officers and employees, with distinction. His integrity, intelligence, and keen sense of fiduciary duty, coupled with his faith, family and background as a West Point graduate and Strategic Air Command B-29 pilot, served as a foundation for his strong business acumen and leadership. Among his many achievements, Mr. Donahue's steadfast and innovative leadership of the Federated Funds and Federated, as well as within the investment management industry, led to the birth of money market funds in the 1970s and their growth as an innovative, efficient and effective cash management vehicle throughout the 1980s, 1990s, 2000s and beyond. Federated expresses deep gratitude to Mr. Donahue for his inspiring leadership, distinguished service and contributions as a husband, father, founder, Board member and officer, colleague and friend. He will be greatly missed.
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Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee, Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Director or Trustee of certain of the funds in the Federated Fund Family; Chief Financial Officer, Treasurer, Vice President and Assistant Secretary, Federated Investors, Inc.; Chairman and Trustee, Federated Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment Management Company; Director, MDTA LLC; Director, Executive Vice President and Assistant Secretary, Federated Securities Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and Director and President, FII Holdings, Inc.
Previous Positions: Director, Federated Investors, Inc.; Assistant Secretary, Federated Investment Management Company, Federated Global Investment Management Company and Passport Research, LTD; Treasurer, Passport Research, LTD; Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.
*	Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, Current Chair of the Compensation Committee, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO, The Collins Group, Inc. (a private equity firm). Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.; Director, Member of the Audit Committee and Technology Committee of Equifax, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Dean of the Duquesne University School of Law; Adjunct Professor of Law, Duquesne University School of Law; formerly, Interim Dean of the Duquesne University School of Law; Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CONSOL Energy Inc.
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as: Associate General Secretary, Diocese of Pittsburgh; a member of the Superior Court of Pennsylvania; and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also currently holds the positions on either a public or not for profit Board of Directors as follows: Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Director, Saint Vincent College; Member, Pennsylvania State Board of Education (public); and Director and Chair, Cardinal Wuerl North Catholic High School, Inc. Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director, Catholic High Schools of the Diocese of Pittsburgh, Inc.; and Director, Pennsylvania Bar Institute.
Peter E. Madden Birth Date: March 16, 1942 Trustee Indefinite Term Began serving: August 1991	Principal Occupation: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; Retired.
Other Directorships Held: None.
Qualifications: Mr. Madden has served in several business management, mutual fund services and directorship positions throughout his career. Mr. Madden previously served as President, Chief Operating Officer and Director, State Street Bank and Trust Company (custodian bank) and State Street Corporation (financial services). He was Director, VISA USA and VISA International and Chairman and Director, Massachusetts Bankers Association. Mr. Madden served as Director, Depository Trust Corporation and Director, The Boston Stock Exchange. Mr. Madden also served as a Representative to the Commonwealth of Massachusetts General Court.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant.
Annual Shareholder Report
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CONSOL Energy Inc.
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CONSOL Energy Inc.; and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
Annual Shareholder Report
22

OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Annual Shareholder Report
23

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Officer since: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.

Annual Shareholder Report
24

Evaluation and Approval of Advisory Contract–May 2017
Federated Government Obligations Tax-Managed Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term at its May 2017 meetings. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in its decision. Using these judicial decisions as a guide, the Board has indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the Fund and of comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds); and (6) the extent of care, conscientiousness and independence with which the Fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the Board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above.
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Consistent with the judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to institutional and other clients of Federated Investment Management Company (the “Adviser”) and its advisory affiliates for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds. The Board was assisted in its deliberations by independent legal counsel. In addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the May meetings, at which the Board's formal approval of the investment advisory contract occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on matters as the need arose. The Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the
Annual Shareholder Report
26

incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk
Annual Shareholder Report
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associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of, and the compliance-related resources provided to, the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Senior Officer's Evaluation. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its peers.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
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The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity,) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the
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year, and in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels. It should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
While the Senior Officer noted certain items for follow-up reporting to the Board and further consideration by management, he stated that his observations and information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Government Obligations Tax-Managed Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N856
33517 (9/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.
Annual Shareholder Report
July 31, 2017
Share Class	Ticker
Automated	GOAXX
Institutional	GOTXX
Service	GTSXX

Federated Government Obligations Tax-Managed Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2017, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
U.S. Government Agency Securities	82.0%
U.S. Treasury Securities	19.0%
Other Assets and Liabilities—Net[2]	(1.0)%
TOTAL	100.0%
At July 31, 2017, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	23.6%
8-30 Days	44.1%
31-90 Days	24.4%
91-180 Days	5.3%
181 Days or more	3.6%
Other Assets and Liabilities—Net[2]	(1.0)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the principal types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Annual Shareholder Report
1

Portfolio of Investments
July 31, 2017
Principal Amount			Value
		GOVERNMENT AGENCIES—82.0%
$ 531,500,000	[1]	Federal Farm Credit System Discount Notes, 0.68% - 1.25%, 8/8/2017 - 6/7/2018	$529,088,062
999,482,000	[2]	Federal Farm Credit System Floating Rate Notes, 0.832% - 1.393%, 8/9/2017 - 10/27/2017	999,585,330
107,035,000		Federal Farm Credit System Notes, 0.65% - 1.125%, 9/8/2017 - 12/18/2017	107,030,659
2,337,044,000	[1]	Federal Home Loan Bank System Discount Notes, 0.50% - 1.032%, 8/1/2017 - 10/11/2017	2,336,094,480
1,146,000,000	[2]	Federal Home Loan Bank System Floating Rate Notes, 0.934% - 1.182%, 8/1/2017 - 9/27/2017	1,146,011,218
9,022,000		Tennessee Valley Authority Bond, 6.25%, 12/15/2017	9,196,750
9,000,000	[1]	Tennessee Valley Authority Discount Notes, 1.005%, 8/8/2017	8,998,241
		TOTAL GOVERNMENT AGENCIES	5,136,004,740
		U.S. TREASURY—19.0%
36,000,000		United States Treasury Bills, 0.95%, 8/3/2017	35,998,100
50,000,000		United States Treasury Bills, 0.955%, 10/26/2017	49,885,931
200,000,000		United States Treasury Bills, 0.965%, 8/17/2017	199,914,222
100,000,000		United States Treasury Bills, 0.985%, 8/24/2017	99,937,069
200,000,000		United States Treasury Bills, 1.01%, 8/15/2017	199,921,445
98,500,000		United States Treasury Bills, 1.145%, 10/19/2017	98,252,505
50,000,000	[2]	United States Treasury Floating Rate Notes, 1.254%, 8/1/2017	49,992,052
2,500,000		United States Treasury Notes, 0.625%, 9/30/2017	2,498,425
15,000,000		United States Treasury Notes, 1.875%, 8/31/2017	15,010,254
150,000,000		United States Treasury Notes, 2.25%, 11/30/2017	150,587,671
283,500,000		United States Treasury Notes, 4.75%, 8/15/2017	283,906,989
		TOTAL U.S. TREASURY	1,185,904,663
		TOTAL INVESTMENTS—101.0% (AT AMORTIZED COST)[3]	6,321,909,403
		OTHER ASSETS AND LIABILITIES - NET—(1.0)%[4]	(59,817,353)
		TOTAL NET ASSETS—100%	$6,262,092,050
1	Discount rate at time of purchase.
2	Floating rate note with current rate and current maturity or next reset date shown.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2017.
Annual Shareholder Report
2

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund's assets as of July 31, 2017, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
3

Financial Highlights–Automated Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,		Period Ended 7/31/2015[1]
	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.001	0.000[2]
Net realized gain on investments	0.000[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.001	0.000[2]
Less Distributions:
Distributions from net investment income	(0.001)	(0.001)	(0.000)[2]
Distributions from net realized gain on investments	(0.000)[2]	(0.000)[2]	(0.000)[2]
TOTAL DISTRIBUTIONS	(0.001)	(0.001)	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00
Total Return[3]	0.14%	0.01%	0.00%[4]
Ratios to Average Net Assets:
Net expenses	0.50%[5]	0.37%[5]	0.09%[6]
Net investment income	0.14%	0.01%	0.01%[6]
Expense waiver/reimbursement[7]	0.11%	0.24%	0.55%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$177,555	$190,937	$0[8]
1	Reflects operations for the period July 20, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	The net expense ratio is calculated without reduction for expense offset arrangement. The net expense ratios are 0.50% and 0.37% for the years ended July 31, 2017 and 2016, respectively, after taking into account these expense reductions.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
8	Represents less than $1,000.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
4

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.004	0.002	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.004	0.002	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.004)	(0.002)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.004)	(0.002)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.44%	0.13%	0.01%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses[3]	0.20%	0.19%	0.09%	0.08%	0.13%
Net investment income	0.43%	0.13%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[4]	0.09%	0.10%	0.20%	0.21%	0.16%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,074,463	$2,861,313	$2,672,599	$2,849,186	$3,132,447
1	Represents less than $0.001.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.20%, 0.19%, 0.09%, 0.08% and 0.13% for the years ended July 31, 2017, 2016, 2015, 2014 and 2013, respectively, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
5

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.002	0.001	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.002	0.001	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.002)	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.002)	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.19%	0.01%	0.01%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses[3]	0.45%	0.30%	0.09%	0.08%	0.12%
Net investment income	0.20%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[4]	0.09%	0.24%	0.45%	0.46%	0.41%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,010,073	$2,693,327	$2,626,353	$2,577,908	$2,460,585
1	Represents less than $0.001.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.45%, 0.30%, 0.09%, 0.08% and 0.12% for the years ended July 31, 2017, 2016, 2015, 2014 and 2013, respectively, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
6

Statement of Assets and Liabilities
July 31, 2017
Assets:
Total investment in securities, at amortized cost and fair value		$6,321,909,403
Cash		612,309
Receivable for investments sold		134,708,400
Income receivable		8,611,528
Receivable for shares sold		124,436
TOTAL ASSETS		6,465,966,076
Liabilities:
Payable for investments purchased	$199,921,444
Income distribution payable	2,861,930
Due to broker	154,100
Payable for shares redeemed	44,043
Payable for other service fees (Notes 2 and 5)	660,692
Payable for investment adviser fee (Note 5)	19,460
Payable for administrative fee (Note 5)	13,518
Accrued expenses (Note 5)	198,839
TOTAL LIABILITIES		203,874,026
Net assets for 6,261,995,657 shares outstanding		$6,262,092,050
Net Assets Consists of:
Paid-in capital		$6,262,005,035
Accumulated net realized gain on investments		87,494
Distributions in excess of net investment income		(479)
TOTAL NET ASSETS		$6,262,092,050
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Automated Shares:
$177,555,145 ÷ 177,553,570 shares outstanding, no par value, unlimited shares authorized		$1.00
Institutional Shares:
$3,074,463,420 ÷ 3,074,409,181 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$3,010,073,485 ÷ 3,010,032,906 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
7

Statement of Operations
Year Ended July 31, 2017
Investment Income:
Interest			$39,621,266
Expenses:
Investment adviser fee (Note 5)		$12,356,704
Administrative fee (Note 5)		4,847,699
Custodian fees		202,862
Transfer agent fees		250,633
Directors'/Trustees' fees (Note 5)		52,500
Auditing fees		22,365
Legal fees		10,220
Other service fees (Notes 2 and 5)		7,391,958
Portfolio accounting fees		181,440
Share registration costs		106,831
Printing and postage		31,573
Miscellaneous (Note 5)		85,854
TOTAL EXPENSES		25,540,639
Waivers, Reimbursements and Reduction:
Waiver of investment adviser fee (Note 5)	$(5,348,591)
Waiver/reimbursements of other operating expenses (Notes 2 and 5)	(203,216)
Reduction of custodian fees (Note 6)	(336)
TOTAL WAIVERS, REIMBURSEMENTS AND REDUCTION		(5,552,143)
Net expenses			19,988,496
Net investment income			19,632,770
Net realized gain on investments			169,021
Change in net assets resulting from operations			$19,801,791
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
8

Statement of Changes in Net Assets
Year Ended July 31	2017	2016
Increase (Decrease) in Net Assets
Operations:
Net investment income	$19,632,770	$4,030,994
Net realized gain on investments	169,021	120,254
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	19,801,791	4,151,248
Distributions to Shareholders:
Distributions from net investment income
Automated Shares	(267,496)	(12,638)
Institutional Shares	(13,834,245)	(3,757,967)
Service Shares	(5,531,508)	(260,389)
Distributions from net realized gain on investments
Automated Shares	(6,145)	(659)
Institutional Shares	(102,144)	(48,854)
Service Shares	(81,047)	(45,441)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(19,822,585)	(4,125,948)
Share Transactions:
Proceeds from sale of shares	20,872,097,048	15,764,127,233
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Automated Government Cash Reserves	—	96,176,155
Net asset value of shares issued to shareholders in payment of distributions declared	3,664,143	1,460,013
Cost of shares redeemed	(20,359,225,063)	(15,415,163,524)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	516,536,128	446,599,877
Change in net assets	516,515,334	446,625,177
Net Assets:
Beginning of period	5,745,576,716	5,298,951,539
End of period (including undistributed (distributions in excess of) net investment income of $(479) and $0, respectively)	$6,262,092,050	$5,745,576,716
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
9

Notes to Financial Statements
July 31, 2017
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 30 portfolios. The financial statements included herein are only those of Federated Government Obligations Tax-Managed Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated, and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Automated Shares, Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
The Fund operates as a government money market fund. As a government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or (iii) repurchase agreements that are collateralized fully; (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); and (3) has elected not to be subject to the liquidity fees and gates requirement at this time as permitted by Rule 2a-7 under the Act.
On December 18, 2015, the Fund acquired all of the net assets of Federated Automated Government Cash Reserves (the “Acquired Fund”), an open-end investment company in a tax-free reorganization, in exchange for Automated Shares of the Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and Automated Shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Fund's realized gains and losses with amounts distributable to shareholders for tax purposes.
For every one share of the Acquired Fund's Service Shares exchanged, a shareholder of the Acquired Fund received one Automated Share of the Fund.
The Fund received net assets from the Acquired Fund as the result of the tax-free reorganization as follows:
Automated Shares of the Fund Issued	Acquired Fund Net Assets Received	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
96,176,155	$ 96,176,155	$ 5,556,748,356	$ 5,652,924,511
Annual Shareholder Report
10

Assuming the acquisition had been completed on August 1, 2015, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the year ended July 31, 2016, are as follows:
Net investment income*	$4,038,306
Net realized gain on investments	$120,551
Net increase in net assets resulting from operations	$4,158,857
*	Net investment income reflects $7,312 of pro forma eliminated expenses.
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amount of revenue of the Acquired Fund that has been included in the Fund's Statement of Changes in Net Assets as of July 31, 2016.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
The Fund's Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions) and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Annual Shareholder Report
11

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Automated Shares, Institutional Shares and Service Shares may bear other service fees and transfer agent fees unique to those classes.
The detail of the total fund expense waivers, reimbursements and reduction of $5,552,143 is disclosed in various locations in this Note 2, Note 5 and Note 6. For the year ended July 31, 2017, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Automated Shares	$144,141	$—
Institutional Shares	57,449	(7)
Service Shares	49,043	—
TOTAL	$250,633	$(7)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Automated Shares, Institutional Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2017, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Automated Shares	$476,782	$(15,202)	$(32,164)
Service Shares	6,915,176	(30,090)	(125,753)
TOTAL	$7,391,958	$(45,292)	$(157,917)
For the year ended July 31, 2017, the Fund's Institutional Shares did not incur other service fees.
Annual Shareholder Report
12

Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2017, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2017, tax years 2014 through 2017 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended July 31	2017		2016
Automated Shares:	Shares	Amount	Shares	Amount
Shares sold	511,343,186	$511,343,186	294,013,501	$294,013,501
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Automated Government Cash Reserves	—	—	96,176,155	96,176,155
Shares issued to shareholders in payment of distributions declared	149,580	149,580	12,213	12,213
Shares redeemed	(524,872,179)	(524,872,179)	(199,268,986)	(199,268,986)
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	(13,379,413)	$(13,379,413)	190,932,883	$190,932,883
Annual Shareholder Report
13

Year Ended July 31	2017		2016
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	12,406,673,678	$12,406,673,678	8,558,715,642	$8,558,715,642
Shares issued to shareholders in payment of distributions declared	3,308,303	3,308,303	1,416,630	1,416,630
Shares redeemed	(12,196,823,081)	(12,196,823,081)	(8,371,431,419)	(8,371,431,419)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	213,158,900	$213,158,900	188,700,853	$188,700,853

Year Ended July 31	2017		2016
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	7,954,080,184	$7,954,080,184	6,911,398,090	$6,911,398,090
Shares issued to shareholders in payment of distributions declared	206,260	206,260	31,170	31,170
Shares redeemed	(7,637,529,803)	(7,637,529,803)	(6,844,463,119)	(6,844,463,119)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	316,756,641	$316,756,641	66,966,141	$66,966,141
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	516,536,128	$516,536,128	446,599,877	$446,599,877
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2017 and 2016, was as follows:
	2017	2016
Ordinary income[1]	$19,822,585	$4,125,948
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
As of July 31, 2017, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income[2]	$86,875
Undistributed long-term capital gains	$140
2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2017, the Adviser voluntarily waived $5,348,591 of its fee.
Annual Shareholder Report
14

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2017, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waiver/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Automated Shares, Institutional Shares and Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.55%, 0.20% and 0.45% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2018; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Other Service Fees
For the year ended July 31, 2017, FSSC received $770 and reimbursed $45,292 of the other service fees disclosed in Note 2.
Interfund Transactions
During the year ended July 31, 2017, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $2,052,986,668 and $1,638,445,678, respectively.
Annual Shareholder Report
15

General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. Expense reduction
Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the year ended July 31, 2017, the Fund's expenses were reduced by $336 under these arrangements.
7. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2017, there were no outstanding loans. During the year ended July 31, 2017, the program was not utilized.
8. REGULATORY UPDATES
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management does not believe these amendments will have a material impact on the financial statements and accompanying notes.
9. Subsequent event
Effective September 1, 2017, the breakpoints of Administrative Fees paid to FAS described above will change to:
Administrative Services Fee Rate	Average Daily Net Assets of the Investment Complex
0.100 of 1%	on assets up to $50 billion
0.075 of 1%	on assets over $50 billion
10. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended July 31, 2017, 100% of the dividends paid by the Fund are interest-related dividends as provided by the American Jobs Creation Act of 2004.
Annual Shareholder Report
16

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF the MONEY MARKET OBLIGATIONS TRUST AND THE SHAREHOLDERS OF FEDERATED GOVERNMENT OBLIGATIONS TAX-MANAGED FUND:
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Government Obligations Tax-Managed Fund (the “Fund”), a portfolio of the Money Market Obligations Trust, as of July 31, 2017, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years or periods in the five-year period then ended as indicated herein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2017, by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Government Obligations Tax-Managed Fund as of July 31, 2017, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
September 25, 2017
Annual Shareholder Report
17

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2017 to July 31, 2017.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2017	Ending Account Value 7/31/2017	Expenses Paid During Period[1]
Actual:
Automated Shares	$1,000	$1,001.30	$2.63
Institutional Shares	$1,000	$1,002.90	$0.99
Service Shares	$1,000	$1,001.70	$2.23
Hypothetical (assuming a 5% return before expenses):
Automated Shares	$1,000	$1,022.17	$2.66
Institutional Shares	$1,000	$1,023.80	$1.00
Service Shares	$1,000	$1,022.56	$2.26
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Automated Shares	0.53%
Institutional Shares	0.20%
Service Shares	0.45%
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2016, the Trust comprised 30 portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 124 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
IN MEMORIAM–JOHN F. DONAHUE
(Former Chairman and President, and Emeritus Director/Trustee, of the Federated Funds, and Founder, Former Chairman, President and Chief Executive Officer, and Chairman Emeritus, of Federated Investors, Inc.)
With profound sadness, Federated announces the passing of John F. (“Jack”) Donahue, who founded, along with Richard B. Fisher, Federated in 1955 and served as a leader and member of the Boards of Directors/Trustees of the Federated Funds and the Board of Directors of Federated Investors, Inc. Mr. Donahue was a family man of deep faith with exemplary character and fealty, who served his religion, family, community, and the Federated Funds and Federated, as well as their shareholders, officers and employees, with distinction. His integrity, intelligence, and keen sense of fiduciary duty, coupled with his faith, family and background as a West Point graduate and Strategic Air Command B-29 pilot, served as a foundation for his strong business acumen and leadership. Among his many achievements, Mr. Donahue's steadfast and innovative leadership of the Federated Funds and Federated, as well as within the investment management industry, led to the birth of money market funds in the 1970s and their growth as an innovative, efficient and effective cash management vehicle throughout the 1980s, 1990s, 2000s and beyond. Federated expresses deep gratitude to Mr. Donahue for his inspiring leadership, distinguished service and contributions as a husband, father, founder, Board member and officer, colleague and friend. He will be greatly missed.
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Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee, Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Director or Trustee of certain of the funds in the Federated Fund Family; Chief Financial Officer, Treasurer, Vice President and Assistant Secretary, Federated Investors, Inc.; Chairman and Trustee, Federated Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment Management Company; Director, MDTA LLC; Director, Executive Vice President and Assistant Secretary, Federated Securities Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and Director and President, FII Holdings, Inc.
Previous Positions: Director, Federated Investors, Inc.; Assistant Secretary, Federated Investment Management Company, Federated Global Investment Management Company and Passport Research, LTD; Treasurer, Passport Research, LTD; Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.
*	Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, Current Chair of the Compensation Committee, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO, The Collins Group, Inc. (a private equity firm). Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.; Director, Member of the Audit Committee and Technology Committee of Equifax, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Dean of the Duquesne University School of Law; Adjunct Professor of Law, Duquesne University School of Law; formerly, Interim Dean of the Duquesne University School of Law; Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CONSOL Energy Inc.
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as: Associate General Secretary, Diocese of Pittsburgh; a member of the Superior Court of Pennsylvania; and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also currently holds the positions on either a public or not for profit Board of Directors as follows: Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Director, Saint Vincent College; Member, Pennsylvania State Board of Education (public); and Director and Chair, Cardinal Wuerl North Catholic High School, Inc. Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director, Catholic High Schools of the Diocese of Pittsburgh, Inc.; and Director, Pennsylvania Bar Institute.
Peter E. Madden Birth Date: March 16, 1942 Trustee Indefinite Term Began serving: August 1991	Principal Occupation: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; Retired.
Other Directorships Held: None.
Qualifications: Mr. Madden has served in several business management, mutual fund services and directorship positions throughout his career. Mr. Madden previously served as President, Chief Operating Officer and Director, State Street Bank and Trust Company (custodian bank) and State Street Corporation (financial services). He was Director, VISA USA and VISA International and Chairman and Director, Massachusetts Bankers Association. Mr. Madden served as Director, Depository Trust Corporation and Director, The Boston Stock Exchange. Mr. Madden also served as a Representative to the Commonwealth of Massachusetts General Court.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CONSOL Energy Inc.
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CONSOL Energy Inc.; and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
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OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Officer since: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.

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Evaluation and Approval of Advisory Contract–May 2017
Federated Government Obligations Tax-Managed Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term at its May 2017 meetings. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in its decision. Using these judicial decisions as a guide, the Board has indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the Fund and of comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds); and (6) the extent of care, conscientiousness and independence with which the Fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the Board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above.
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Consistent with the judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to institutional and other clients of Federated Investment Management Company (the “Adviser”) and its advisory affiliates for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds. The Board was assisted in its deliberations by independent legal counsel. In addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the May meetings, at which the Board's formal approval of the investment advisory contract occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on matters as the need arose. The Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the
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incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk
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associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of, and the compliance-related resources provided to, the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Senior Officer's Evaluation. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its peers.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
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The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity,) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the
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year, and in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels. It should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
While the Senior Officer noted certain items for follow-up reporting to the Board and further consideration by management, he stated that his observations and information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Annual Shareholder Report
33

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Government Obligations Tax-Managed Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919494
CUSIP 60934N856
CUSIP 60934N849
39009 (9/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.
Annual Shareholder Report
July 31, 2017
Share Class	Ticker
Institutional	MMPXX
Service	MMSXX
Capital	MMLXX
Eagle	MMMXX

The Fund operates as a “Floating Net Asset Value” Money Market Fund. The Share Price will fluctuate. It is possible to lose money by investing in the Fund.
Federated Institutional Money Market Management
Fund Established 1974

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2017, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Instruments	55.4%
Commercial Paper and Notes	25.7%
Bank Instruments	3.8%
Other Repurchase Agreements and Repurchase Agreements	14.9%
Other Assets and Liabilities—Net[2]	0.2%
TOTAL	100.0%
At July 31, 2017, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	44.5%[4]
8-30 Days	41.2%
31-90 Days	8.3%
91-180 Days	5.8%
181 Days or more	0.0%
Other Assets and Liabilities—Net[2]	0.2%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, Commercial Paper and Notes include asset-backed securities, bank notes, collateralized loan agreements, commercial paper, corporate bonds and loan participations with interest rates that are fixed or that reset periodically.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
4	Overnight securities comprised 15.3% of the Fund's portfolio.
Annual Shareholder Report
1

Portfolio of Investments
July 31, 2017
Principal Amount			Value
		CERTIFICATES OF DEPOSIT—3.8%
		Finance - Banking—3.8%
$2,600,000		Sumitomo Mitsui Banking Corp., 1.180%, 8/4/2017	$2,600,000
		COMMERCIAL PAPER—25.7%[1]
		Aerospace/Auto—2.9%
2,000,000		Toyota Motor Finance (Netherlands) B.V., (Toyota Motor Corp. SA), 1.309%, 11/13/2017	1,993,029
		Finance - Banking—11.5%
2,600,000	[2,3]	DNB Bank ASA, 1.160%, 8/4/2017	2,599,749
1,600,000	[2,3]	Gotham Funding Corp., (Bank of Tokyo-Mitsubishi UFJ Ltd. LIQ), 1.152% - 1.202%, 8/8/2017 - 8/11/2017	1,599,576
1,000,000		ING (U.S.) Funding LLC, 1.182%, 8/7/2017	999,803
2,650,000	[2,3]	LMA-Americas LLC, (Credit Agricole Corporate and Investment Bank LIQ), 1.200% - 1.272%, 8/4/2017 - 9/12/2017	2,648,423
		TOTAL	7,847,551
		Finance - Retail—7.3%
3,000,000	[2,3]	Barton Capital S.A., 1.253%, 8/25/2017	2,997,500
2,000,000	[2,3]	Old Line Funding, LLC, 1.315%, 10/30/2017	1,993,367
		TOTAL	4,990,867
		Sovereign—4.0%
2,000,000	[2,3]	Erste Abwicklungsanstalt, 1.304%, 10/16/2017	1,994,922
700,000	[2,3]	Kells Funding, LLC, (FMS Wertmanagement AoR LIQ), 1.305%, 10/26/2017	697,923
		TOTAL	2,692,845
		TOTAL COMMERCIAL PAPER (IDENTIFIED COST $17,523,403)	17,524,292
		NOTES - VARIABLE—55.4%[4]
		Finance - Banking—33.4%
3,000,000	[2,3]	ASB Finance Ltd., (GTD by ASB Bank Ltd.), 1.486%, 8/17/2017	3,000,000
3,000,000	[2,3]	Alpine Securitization Ltd., (Credit Suisse AG LIQ), 1.428%, 10/16/2017	2,999,977
3,000,000		Bank of Montreal, 1.564%, 8/14/2017	3,002,385
2,500,000		Canadian Imperial Bank of Commerce, 1.664%, 8/14/2017	2,504,314
3,270,000		Miami-Dade County, FL IDA, Badia Spices, Inc. Project Series 2015, (Northern Trust Co., Chicago, IL LOC), 1.200%, 8/3/2017	3,270,000
3,000,000		Toronto Dominion Bank, 1.484%, 8/14/2017	3,000,000
3,000,000		Wells Fargo Bank, N.A., 1.684%, 8/14/2017	3,005,494
2,000,000		Westpac Banking Corp. Ltd., Sydney, 1.435%, 9/29/2017	2,001,423
		TOTAL	22,783,593
Annual Shareholder Report
2

Principal Amount			Value
		NOTES - VARIABLE—continued[4]
		Finance - Retail—4.4%
$3,000,000	[2,3]	Thunder Bay Funding, LLC, 1.516%, 8/15/2017	$3,000,000
		Finance - Securities—4.4%
3,000,000		Collateralized Commercial Paper Co. LLC, (J.P. Morgan Securities LLC SA), 1.644%,11/9/2017	3,003,005
		Government Agency—13.2%
9,000,000		MB N4P3, LLC, Series 2015-A Mission Bay Apartments Project, (FHLB of San Francisco LOC), 1.250%, 8/3/2017	9,000,000
		TOTAL NOTES - VARIABLE (IDENTIFIED COST $37,770,000)	37,786,598
		OTHER REPURCHASE AGREEMENTS—7.6%
		Finance - Banking—7.6%
2,600,000		Citigroup Global Markets, Inc., 1.66%, dated 7/31/2017, interest in a $75,000,000 collateralized loan agreement will repurchase securities provided as collateral for $75,003,458 on 8/1/2017, in which collateralized mortgage obligations with a market value of $76,503,528 have been received as collateral and held with BNY Mellon as tri-party agent.	2,600,000
2,600,000		HSBC Securities (USA), Inc., 1.36%, dated 7/31/2017, interest in a $330,000,000 collateralized loan agreement will repurchase securities provided as collateral for $330,012,467 on 8/1/2017, in which corporate bonds and medium-term notes with a market value of $336,601,349 have been received as collateral and held with JPMorgan Chase as tri-party agent.	2,600,000
		TOTAL OTHER REPURCHASE AGREEMENTS (IDENTIFIED COST $5,200,000)	5,200,000
		REPURCHASE AGREEMENT—7.3%
		Finance - Banking—7.3%
5,000,000		Interest in $1,750,000,000 joint repurchase agreement 1.06%, dated 7/31/2017 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $1,750,051,528 on 8/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 3/20/2065 and the market value of those underlying securities was $1,792,600,010.	5,000,000
		TOTAL INVESTMENTS—99.8% (IDENTIFIED COST $68,093,403)[5]	68,110,890
		OTHER ASSETS AND LIABILITIES - NET—0.2%[6]	158,388
		TOTAL NET ASSETS—100%	$68,269,278
Annual Shareholder Report
3

1	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2017, these restricted securities amounted to $23,531,437, which represented 34.5% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2017, these liquid restricted securities amounted to $23,531,437, which represented 34.5% of total net assets.
4	Denotes a variable rate security with current rate and next reset date shown.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2017.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2017, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
The following acronyms are used throughout this portfolio:
FHLB	—Federal Home Loan Bank
GTD	—Guaranteed
IDA	—Industrial Development Authority
LIQ	—Liquidity Agreement
LLC	—Limited Liability Corporation
LOC	—Letter of Credit
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
4

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2017	2016	2015	2014[1,2]	2013[1]
Net Asset Value, Beginning of Period	$1.0000	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0067	0.003	0.001	0.001	0.001
Net realized and unrealized gain on investments	0.0001	0.000[3]	0.000[3]	0.000[3]	0.000[3]
TOTAL FROM INVESTMENT OPERATIONS	0.0068	0.003	0.001	0.001	0.001
Less Distributions:
Distributions from net investment income	(0.0067)	(0.003)	(0.001)	(0.001)	(0.001)
Distributions from net realized gain on investments	(0.0000)[4]	(0.000)[3]	(0.000)[3]	(0.000)[3]	(0.000)[3]
TOTAL DISTRIBUTIONS	(0.0067)	(0.003)	(0.001)	(0.001)	(0.001)
Net Asset Value, End of Period	$1.0001	$1.00	$1.00	$1.00	$1.00
Total Return[5]	0.68%	0.33%	0.11%	0.05%	0.13%
Ratios to Average Net Assets:
Net expenses	0.15%	0.16%	0.15%	0.20%[6]	0.20%
Net investment income	0.43%	0.36%	0.11%	0.05%	0.14%
Expense waiver/reimbursement[7]	0.18%	0.14%	0.14%	0.11%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$59,661	$7,243,840	$4,055,957	$461,278	$695,138
1	Federated Prime Management Obligations Fund (the “Predecessor Fund”) was reorganized into Federated Institutional Money Market Management (the “Fund”) as of the close of business on July 18, 2014. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2	Beginning with the year ended July 31, 2014, the Fund was audited by Ernst & Young LLP. The previous year was audited by another independent registered public accounting firm.
3	Represents less than $0.001.
4	Represents less than $0.0001.
5	Based on net asset value.
6	Ratio may be higher than the Fund's current Fee Limit. Net expenses for the period include those of the Predecessor Fund prior to July 18, 2014.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
5

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2017	2016	2015	2014[1,2]	2013[1]
Net Asset Value, Beginning of Period	$1.0000	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0043	0.001	0.000[3]	0.000[3]	0.000[3]
Net realized and unrealized gain on investments	0.0000[4]	0.000[3]	0.000[3]	0.000[3]	0.000[3]
TOTAL FROM INVESTMENT OPERATIONS	0.0043	0.001	0.000[3]	0.000[3]	0.000[3]
Less Distributions:
Distributions from net investment income	(0.0042)	(0.001)	(0.000)[3]	(0.000)[3]	(0.000)[3]
Distributions from net realized gain on investments	(0.0000)[4]	(0.000)[3]	(0.000)[3]	(0.000)[3]	(0.000)[3]
TOTAL DISTRIBUTIONS	(0.0042)	(0.001)	(0.000)[3]	(0.000)[3]	(0.000)[3]
Net Asset Value, End of Period	$1.0001	$1.00	$1.00	$1.00	$1.00
Total Return[5]	0.43%	0.11%	0.01%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.40%	0.37%	0.25%	0.25%[6]	0.33%
Net investment income	0.18%	0.11%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[7]	0.16%	0.17%	0.30%	0.31%	0.23%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,017	$156,150	$143,823	$359,164	$863,455
1	The Predecessor Fund was reorganized into the Fund as of the close of business on July 18, 2014. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2	Beginning with the year ended July 31, 2014, the Fund was audited by Ernst & Young LLP. The previous year was audited by another independent registered public accounting firm.
3	Represents less than $0.001.
4	Represents less than $0.0001.
5	Based on net asset value.
6	Ratio may be higher than the Fund's current Fee Limit. Net expenses for the period include those of the Predecessor Fund prior to July 18, 2014.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
6

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2017	2016	2015	2014[1,2]	2013[1]
Net Asset Value, Beginning of Period	$1.0000	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0058	0.002	0.000[3]	0.000[3]	0.000[3]
Net realized and unrealized gain on investments	0.0000[4]	0.000[3]	0.000[3]	0.000[3]	0.000[3]
TOTAL FROM INVESTMENT OPERATIONS	0.0058	0.002	0.000[3]	0.000[3]	0.000[3]
Less Distributions:
Distributions from net investment income	(0.0057)	(0.002)	(0.000)[3]	(0.000)[3]	(0.000)[3]
Distributions from net realized gain on investments	(0.0000)[4]	(0.000)[3]	(0.000)[3]	(0.000)[3]	(0.000)[3]
TOTAL DISTRIBUTIONS	(0.0057)	(0.002)	(0.000)[3]	(0.000)[3]	(0.000)[3]
Net Asset Value, End of Period	$1.0001	$1.00	$1.00	$1.00	$1.00
Total Return[5]	0.58%	0.23%	0.02%	0.01%	0.04%
Ratios to Average Net Assets:
Net expenses	0.25%	0.26%	0.25%	0.25%[6]	0.29%
Net investment income	0.28%	0.18%	0.02%	0.01%	0.04%
Expense waiver/reimbursement[7]	0.21%	0.14%	0.15%	0.51%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$172	$8,350	$105,175	$34,502	$348,153
1	The Predecessor Fund was reorganized into the Fund as of the close of business on July 18, 2014. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations.
2	Beginning with the year ended July 31, 2014, the Fund was audited by Ernst & Young LLP. The previous year was audited by another independent registered public accounting firm.
3	Represents less than $0.001.
4	Represents less than $0.0001.
5	Based on net asset value.
6	Ratio may be higher than the Fund's current Fee Limit. Net expenses for the period include those of the Predecessor Fund prior to July 18, 2014.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
7

Financial Highlights–Eagle Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2017	2016	2015	2014[1]
Net Asset Value, Beginning of Period	$1.0000	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0044	0.001	0.000[2]	—
Net realized and unrealized gain on investments	0.0001	0.000[2]	0.000[2]	—
TOTAL FROM INVESTMENT OPERATIONS	0.0045	0.001	0.000[2]	—
Less Distributions:
Distributions from net investment income	(0.0044)	(0.001)	(0.000)[2]	—
Distributions from net realized gain on investments	(0.0000)[3]	(0.000)[2]	(0.000)[2]	—
TOTAL DISTRIBUTIONS	(0.0044)	(0.001)	(0.000)[2]	—
Net Asset Value, End of Period	$1.0001	$1.00	$1.00	$1.00
Total Return[4]	0.46%	0.12%	0.01%	0.00%
Ratios to Average Net Assets:
Net expenses	0.38%	0.37%	0.25%	0.23%[5]
Net investment income	0.43%	0.11%	0.01%	0.00%[5]
Expense waiver/reimbursement[6]	0.34%	0.17%	0.30%	0.51%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$7,418	$12,520	$15,889	$17,071
1	Reflects operations for the period from July 21, 2014 (deemed the date of initial investment pursuant to a reorganization that took place on July 18, 2014) to July 31, 2014.
2	Represents less than $0.001.
3	Represents less than $0.0001.
4	Based on net asset value.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
8

Statement of Assets and Liabilities
July 31, 2017
Assets:
Investment in repurchase agreements and other repurchase agreements	$10,200,000
Investment in securities	57,910,890
Total investment in securities, at value (identified cost $68,093,403)		$68,110,890
Cash		266,990
Income receivable		33,187
Receivable for shares sold		500
TOTAL ASSETS		68,411,567
Liabilities:
Income distribution payable	10,002
Payable to adviser (Note 5)	699
Payable for administrative fees (Note 5)	147
Payable for transfer agent fee	40,515
Payable for auditing fees	20,600
Payable for portfolio accounting fees	31,860
Payable for other service fees (Notes 2 and 5)	8,856
Payable for share registration costs	23,121
Accrued expenses (Note 5)	6,489
TOTAL LIABILITIES		142,289
Net assets for 68,262,149 shares outstanding		$68,269,278
Net Assets Consist of:
Paid-in capital		$68,223,542
Net unrealized appreciation of investments		17,487
Accumulated net realized gain on investments		28,220
Undistributed net investment income		29
TOTAL NET ASSETS		$68,269,278
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$59,661,462 ÷ 59,655,232 shares outstanding, no par value, unlimited shares authorized		$1.0001
Service Shares:
$1,017,276 ÷ 1,017,149 shares outstanding, no par value, unlimited shares authorized		$1.0001
Capital Shares:
$172,074 ÷ 172,058 shares outstanding, no par value, unlimited shares authorized		$1.0001
Eagle Shares:
$7,418,466 ÷ 7,417,710 shares outstanding, no par value, unlimited shares authorized		$1.0001
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
9

Statement of Operations
Year Ended July 31, 2017
Investment Income:
Interest			$6,862,330
Expenses:
Investment adviser fee (Note 5)		$2,341,933
Administrative fee (Note 5)		916,166
Custodian fees		82,184
Transfer agent fee		161,139
Directors'/Trustees' fees (Note 5)		25,493
Auditing fees		20,600
Legal fees		10,549
Portfolio accounting fees		164,060
Other service fees (Notes 2 and 5)		49,558
Share registration costs		86,569
Printing and postage		27,427
Miscellaneous (Note 5)		90,275
TOTAL EXPENSES		3,975,953
Waivers and Reimbursement:
Waiver of investment adviser fee (Note 5)	$(2,112,568)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(131)
TOTAL WAIVERS AND REIMBURSEMENT		(2,112,699)
Net expenses			1,863,254
Net investment income			4,999,076
Realized and Unrealized Gain on Investments:
Net realized gain on investments			37,487
Net change in unrealized appreciation/depreciation of investments			17,487
Change in net assets resulting from operations			$5,054,050
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
10

Statement of Changes in Net Assets
Year Ended July 31	2017	2016
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,999,076	$22,994,289
Net realized gain on investments	37,487	10,379
Net change in unrealized appreciation/depreciation of investments	17,487	—
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	5,054,050	23,004,668
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(4,943,539)	(22,681,342)
Service Shares	(19,778)	(169,692)
Capital Shares	(9,467)	(123,506)
Eagle Shares	(34,224)	(17,392)
Distributions from net realized gain on investments
Institutional Shares	(12,045)	(33,161)
Service Shares	(79)	(1,382)
Capital Shares	(108)	(795)
Eagle Shares	(109)	(124)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(5,019,349)	(23,027,394)
Share Transactions:
Proceeds from sale of shares	5,177,209,825	44,269,161,862
Net asset value of shares issued to shareholders in payment of distributions declared	3,022,147	10,255,008
Cost of shares redeemed	(12,532,856,834)	(41,179,379,193)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(7,352,624,862)	3,100,037,677
Change in net assets	(7,352,590,161)	3,100,014,951
Net Assets:
Beginning of period	7,420,859,439	4,320,844,488
End of period (including undistributed net investment income of $29 and $7,961, respectively)	$68,269,278	$7,420,859,439
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
11

Notes to Financial Statements
July 31, 2017
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 30 portfolios. The financial statements included herein are only those of Federated Institutional Money Market Management (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Institutional Shares, Service Shares, Capital Shares and Eagle Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
The Fund operates as an institutional money market fund. As an institutional money market fund, the Fund: (1) will not be limited to institutional investors, but will continue to be available to retail investors; (2) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (SEC) rules and guidance) to value its portfolio securities and transact at a floating net asset value (NAV) that uses four decimal-place precision ($1.0000); and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Trustees determine such liquidity fees or redemption gates are in the best interest of the Fund.
Effective March 31, 2016, the Fund's name was changed from Federated Money Market Management to Federated Institutional Money Market Management.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■	Fixed-income securities with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security. The Fund may only use this method to value a portfolio security when it can reasonably conclude, at each time it makes a valuation determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
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■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
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Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares, Service Shares, Capital Shares and Eagle Shares may bear other service fees unique to those classes. The detail of the total fund expense waivers and reimbursement of $2,112,699 is disclosed in this Note 2 and Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
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Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Service Shares, Capital Shares and Eagle Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2017, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Service Shares	$27,643	$(13)	$—
Capital Shares	3,377	—	—
Eagle Shares	18,538	(92)	(26)
TOTAL	$49,558	$(105)	$(26)
For the year ended July 31, 2017, the Fund's Institutional Shares did not incur other service fees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2017, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2017, tax years 2014 through 2017 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in
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transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended July 31	2017		2016
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	5,154,737,315	$5,154,782,316	43,827,637,924	$43,827,637,924
Shares issued to shareholders in payment of distributions declared	2,980,797	2,980,861	10,216,139	10,216,139
Shares redeemed	(12,341,892,006)	(12,341,975,611)	(40,649,950,167)	(40,649,950,167)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(7,184,173,894)	$(7,184,212,434)	3,187,903,896	$3,187,903,896

Year Ended July 31	2017		2016
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	19,847,107	$19,847,710	415,875,046	$415,875,046
Shares issued to shareholders in payment of distributions declared	194	193	5,315	5,315
Shares redeemed	(174,979,504)	(174,980,118)	(403,553,114)	(403,553,114)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(155,132,203)	$(155,132,215)	12,327,247	$12,327,247

Year Ended July 31	2017		2016
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	808,351	$808,351	15,772,765	$15,772,765
Shares issued to shareholders in payment of distributions declared	7,789	7,788	16,412	16,412
Shares redeemed	(8,994,321)	(8,994,321)	(112,613,482)	(112,613,482)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	(8,178,181)	$(8,178,182)	(96,824,305)	$(96,824,305)
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Year Ended July 31	2017		2016
Eagle Shares:	Shares	Amount	Shares	Amount
Shares sold	1,771,440	$1,771,448	9,876,127	$9,876,127
Shares issued to shareholders in payment of distributions declared	33,301	33,305	17,142	17,142
Shares redeemed	(6,906,719)	(6,906,784)	(13,262,430)	(13,262,430)
NET CHANGE RESULTING FROM EAGLE SHARE TRANSACTIONS	(5,101,978)	$(5,102,031)	(3,369,161)	$(3,369,161)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(7,352,586,256)	$(7,352,624,862)	3,100,037,677	$3,100,037,677
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2017 and 2016, was as follows:
	2017	2016
Ordinary income[1]	$5,019,349	$23,027,394
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
As of July 31, 2017, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income[2]	$28,249
Net unrealized appreciation	$17,487
2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
At July 31, 2017, the cost of investments for federal tax purposes was $68,093,403. The net unrealized appreciation of investments for federal tax purposes was $17,487. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $17,593 and net unrealized depreciation from investments for those securities having an excess of cost over value of $106.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2017, the Adviser voluntarily waived $2,112,568 of its fee.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2017, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Other Service Fees
For the year ended July 31, 2017, FSSC received $17,549 and reimbursed $105 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares, Service Shares, Capital Shares and Eagle Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.15%, 0.40%, 0.25% and 0.40% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2018; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended July 31, 2017, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $8,000,000 and $184,215,000, respectively.
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General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. CONCENTRATION OF RISK
A substantial part of the Fund's portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of July 31, 2017, the Fund had no outstanding loans. During the year ended July 31, 2017, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2017, there were no outstanding loans. During the year ended July 31, 2017, the program was not utilized.
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9. REGULATORY UPDATES
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management does not believe these amendments will have a material impact on the financial statements and accompanying notes.
10. Subsequent event
Effective September 1, 2017, the breakpoints of Administrative Fees paid to FAS described above will change to:
Administrative Services Fee Rate	Average Daily Net Assets of the Investment Complex
0.100 of 1%	on assets up to $50 billion
0.075 of 1%	on assets over $50 billion
11. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended July 31, 2017, 94.1% of dividends paid by the Fund are interest related dividends, as provided by the American Jobs Creation Act of 2004.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF trustees OF Money Market Obligations trust AND SHAREHOLDERS OF FEDERATED INSTITUTIONAL Money market management:
We have audited the accompanying statement of assets and liabilities of Federated Institutional Money Market Management (the “Fund”) (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of July 31, 2017, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the years ended July 31, 2017, July 31, 2016, July 31, 2015 and the year or period ended July 31, 2014. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended July 31, 2013 was audited by another independent registered public accounting firm whose report, dated September 23, 2013, expressed an unqualified opinion on those financial highlights.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2017, by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Institutional Money Market Management, a portfolio of Money Market Obligations Trust, at July 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the years ended July 31, 2017, July 31, 2016 and July 31, 2015 and the year or period ended July 31, 2014, in conformity with U.S. generally accepted account/ting principles.
Boston, Massachusetts
September 25, 2017
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2017 to July 31, 2017.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2017	Ending Account Value 7/31/2017	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,004.80	$0.75
Service Shares	$1,000	$1,003.60	$2.04
Capital Shares	$1,000	$1,004.30	$1.24
Eagle Shares	$1,000	$1,003.80	$1.79
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,024.10	$0.75
Service Shares	$1,000	$1,022.80	$2.06
Capital Shares	$1,000	$1,023.60	$1.25
Eagle Shares	$1,000	$1,023.00	$1.81
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.15%
Service Shares	0.40%
Capital Shares	0.25%
Eagle Shares	0.38%
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2016, the Trust comprised 30 portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 124 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
IN MEMORIAM–JOHN F. DONAHUE
(Former Chairman and President, and Emeritus Director/Trustee, of the Federated Funds, and Founder, Former Chairman, President and Chief Executive Officer, and Chairman Emeritus, of Federated Investors, Inc.)
With profound sadness, Federated announces the passing of John F. (“Jack”) Donahue, who founded, along with Richard B. Fisher, Federated in 1955 and served as a leader and member of the Boards of Directors/Trustees of the Federated Funds and the Board of Directors of Federated Investors, Inc. Mr. Donahue was a family man of deep faith with exemplary character and fealty, who served his religion, family, community, and the Federated Funds and Federated, as well as their shareholders, officers and employees, with distinction. His integrity, intelligence, and keen sense of fiduciary duty, coupled with his faith, family and background as a West Point graduate and Strategic Air Command B-29 pilot, served as a foundation for his strong business acumen and leadership. Among his many achievements, Mr. Donahue's steadfast and innovative leadership of the Federated Funds and Federated, as well as within the investment management industry, led to the birth of money market funds in the 1970s and their growth as an innovative, efficient and effective cash management vehicle throughout the 1980s, 1990s, 2000s and beyond. Federated expresses deep gratitude to Mr. Donahue for his inspiring leadership, distinguished service and contributions as a husband, father, founder, Board member and officer, colleague and friend. He will be greatly missed.
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Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee, Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Director or Trustee of certain of the funds in the Federated Fund Family; Chief Financial Officer, Treasurer, Vice President and Assistant Secretary, Federated Investors, Inc.; Chairman and Trustee, Federated Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment Management Company; Director, MDTA LLC; Director, Executive Vice President and Assistant Secretary, Federated Securities Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and Director and President, FII Holdings, Inc.
Previous Positions: Director, Federated Investors, Inc.; Assistant Secretary, Federated Investment Management Company, Federated Global Investment Management Company and Passport Research, LTD; Treasurer, Passport Research, LTD; Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.
*	Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, Current Chair of the Compensation Committee, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO, The Collins Group, Inc. (a private equity firm). Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.; Director, Member of the Audit Committee and Technology Committee of Equifax, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Dean of the Duquesne University School of Law; Adjunct Professor of Law, Duquesne University School of Law; formerly, Interim Dean of the Duquesne University School of Law; Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CONSOL Energy Inc.
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as: Associate General Secretary, Diocese of Pittsburgh; a member of the Superior Court of Pennsylvania; and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also currently holds the positions on either a public or not for profit Board of Directors as follows: Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Director, Saint Vincent College; Member, Pennsylvania State Board of Education (public); and Director and Chair, Cardinal Wuerl North Catholic High School, Inc. Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director, Catholic High Schools of the Diocese of Pittsburgh, Inc.; and Director, Pennsylvania Bar Institute.
Peter E. Madden Birth Date: March 16, 1942 Trustee Indefinite Term Began serving: August 1991	Principal Occupation: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; Retired.
Other Directorships Held: None.
Qualifications: Mr. Madden has served in several business management, mutual fund services and directorship positions throughout his career. Mr. Madden previously served as President, Chief Operating Officer and Director, State Street Bank and Trust Company (custodian bank) and State Street Corporation (financial services). He was Director, VISA USA and VISA International and Chairman and Director, Massachusetts Bankers Association. Mr. Madden served as Director, Depository Trust Corporation and Director, The Boston Stock Exchange. Mr. Madden also served as a Representative to the Commonwealth of Massachusetts General Court.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CONSOL Energy Inc.
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CONSOL Energy Inc.; and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
Annual Shareholder Report
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OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Annual Shareholder Report
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Officer since: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.

Annual Shareholder Report
30

Evaluation and Approval of Advisory Contract–May 2017
Federated Institutional Money Market Management (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term at its May 2017 meetings. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in its decision. Using these judicial decisions as a guide, the Board has indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the Fund and of comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds); and (6) the extent of care, conscientiousness and independence with which the Fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the Board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. Consistent with the judicial decisions and SEC disclosure requirements, the
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Board also considered management fees charged to institutional and other clients of Federated Investment Management Company (the “Adviser”) and its advisory affiliates for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds. The Board was assisted in its deliberations by independent legal counsel. In addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the May meetings, at which the Board's formal approval of the investment advisory contract occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on matters as the need arose. The Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning
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the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk
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associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of, and the compliance-related resources provided to, the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the Senior Officer's Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its peers.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
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The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity,) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the
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year, and in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels. It should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
While the Senior Officer noted certain items for follow-up reporting to the Board and further consideration by management, he stated that his observations and information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Trust's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Institutional Money Market Management
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919775
CUSIP 608919742
CUSIP 608919759
CUSIP 60934N211
28876 (9/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.
Annual Shareholder Report
July 31, 2017
Share Class	Ticker
Wealth	MOFXX

The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.
Federated Municipal Obligations Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2017, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	79.9%
Municipal Notes	16.7%
Commercial Paper	4.6%
Other Assets and Liabilities—Net[2]	(1.2)%
TOTAL	100.0%
At July 31, 2017, the Fund's effective maturity schedule3 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	74.8%
8-30 Days	5.4%
31-90 Days	10.7%
91-180 Days	5.1%
181 Days or more	5.2%
Other Assets and Liabilities—Net[2]	(1.2)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Annual Shareholder Report
1

Portfolio of Investments
July 31, 2017
Principal Amount		Value
	SHORT-TERM MUNICIPALS—101.2%[1]
	Alabama—6.7%
$2,450,000	Alabama HFA MFH, (2000 Series C: Parktowne Apartments) Weekly VRDNs (Park Towne Villas Ltd.)/(Branch Banking & Trust Co. LOC), 0.980%, 8/3/2017	$2,450,000
3,470,000	Alabama HFA MFH, (2007 Series C) Weekly VRDNs (Summit South Mall Apartments Ltd.)/(FNMA LOC), 0.980%, 8/3/2017	3,470,000
1,450,000	Autauga County, AL IDA, (Series 2008) Weekly VRDNs (Marshall Prattville, LLC)/(Wells Fargo Bank, N.A. LOC), 0.970%, 8/3/2017	1,450,000
4,070,000	Chambers County, AL IDA, (Series 2007) Weekly VRDNs (Daeki America, Inc.)/(Comerica Bank LOC), 1.000%, 8/3/2017	4,070,000
50,000,000	Columbia, AL IDB PCRB, (Series 1997) Daily VRDNs (Alabama Power Co.), 0.890%, 8/1/2017	50,000,000
15,000,000	Columbia, AL IDB PCRB, (Series 1997) Weekly VRDNs (Alabama Power Co.), 1.050%, 8/3/2017	15,000,000
3,450,000	Columbia, AL IDB PCRB, (Series C) Daily VRDNs (Alabama Power Co.), 0.860%, 8/1/2017	3,450,000
14,570,000	Millport, AL IDA, (Series 2007) Weekly VRDNs (Steel Dust Recycling, LLC)/(Comerica Bank LOC), 0.970%, 8/3/2017	14,570,000
10,000,000	Millport, AL IDA, (Series 2011) Weekly VRDNs (Steel Dust Recycling, LLC)/(Citibank NA, New York LOC), 0.970%, 8/3/2017	10,000,000
130,000	Tallassee, AL IDB, (Series 1998) Weekly VRDNs (Milstead Farm Group, Inc.)/(FHLB of Atlanta LOC), 1.210%, 8/3/2017	130,000
	TOTAL	104,590,000
	Arizona—0.9%
155,000	Casa Grande, AZ IDA, (Series 2002A) Weekly VRDNs (Price Cos., Inc.)/(Bank of America N.A. LOC), 1.060%, 8/3/2017	155,000
7,221,000	Flagstaff, AZ IDA, (Series 1999) Weekly VRDNs (Joy Cone Co.)/(Citizens Bank of Pennsylvania LOC), 0.970%, 8/3/2017	7,221,000
6,750,000	Pinal County, AZ IDA, (Series 2002) Weekly VRDNs (Milky Way Dairy LLC)/(Cooperatieve Rabobank UA LOC), 0.910%, 8/3/2017	6,750,000
	TOTAL	14,126,000
	California—10.2%
4,910,000	California Enterprise Development Authority, (Series 2015) Weekly VRDNs (J. Harris Industrial Water Treatment, Inc.)/(City National Bank LOC), 0.970%, 8/3/2017	4,910,000
5,000,000	California PCFA, (Series 2001A) Weekly VRDNs (Western Sky Dairy)/(Bank of America N.A. LOC), 0.970%, 8/3/2017	5,000,000
3,500,000	California PCFA, (Series 2002) Weekly VRDNs (Carlos Echeverria and Sons Dairy)/(CoBank, ACB LOC), 0.970%, 8/3/2017	3,500,000
2,940,000	California PCFA, (Series 2002) Weekly VRDNs (T & W Farms)/(Bank of America N.A. LOC), 0.970%, 8/3/2017	2,940,000
Annual Shareholder Report
2

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1]
		California—continued
$2,000,000		California PCFA, (Series 2003) Weekly VRDNs (C.A. and E.J. Vanderham Family Trust)/(CoBank, ACB LOC), 0.970%, 8/3/2017	$2,000,000
3,000,000		California PCFA, (Series 2003) Weekly VRDNs (P & D Dairy and Poso Creek Family Dairy, LLC)/(Bank of the West, San Francisco, CA LOC), 0.970%, 8/3/2017	3,000,000
2,230,000		California PCFA, (Series 2012A) Weekly VRDNs (Metropolitan Recycling LLC)/(Comerica Bank LOC), 0.990%, 8/2/2017	2,230,000
950,000		California PCFA, (Series 2014) Weekly VRDNs (Mill Valley Refuse Service, Inc.)/(Comerica Bank LOC), 0.990%, 8/2/2017	950,000
27,200,000		California PCFA, (Series 2014) Weekly VRDNs (Sierra Pacific Industries)/(Wells Fargo Bank, N.A. LOC), 0.940%, 8/2/2017	27,200,000
1,700,000		California Statewide Communities Development Authority IDRB, (Series 2001A: American Modular Systems, Inc.) Weekly VRDNs (Sarich Family Living Trust)/(Bank of the West, San Francisco, CA LOC), 1.120%, 8/3/2017	1,700,000
49,990,000	[2,3]	Golden State Tobacco Securitization Corp., CA, Tender Option Bond Trust Certificates (2015-XF1038) Weekly VRDNs (California State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.880%, 8/3/2017	49,990,000
2,960,000	[2,3]	Hayward, CA USD, Tender Option Bond Trust Receipts (2017-XF0545) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Bank of America N.A. LIQ), 0.870%, 8/3/2017	2,960,000
19,500,000	[2,3]	Nuveen California Dividend Advantage Municipal Fund, (NAC Series 2) Weekly VRDPs (Citibank NA, New York LIQ), 0.970%, 8/3/2017	19,500,000
19,000,000	[2,3]	Nuveen California Dividend Advantage Municipal Fund, (NAC Series 5) Weekly VRDPs (Citibank NA, New York LIQ), 0.970%, 8/3/2017	19,000,000
14,590,000		University of California (The Regents of), (2013 Series AL-4) Weekly VRDNs, 0.780%, 8/3/2017	14,590,000
		TOTAL	159,470,000
		Colorado—1.4%
7,445,000	[2,3]	Cherry Creek, CO School District No. 5, Solar Eclipse (Series 2017-003), 0.97% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 10/19/2017	7,445,000
3,300,000		Colorado Agricultural Development Authority, (Series 2006) Weekly VRDNs (Monte Vista Dairy, LLC)/(CoBank, ACB LOC), 0.970%, 8/3/2017	3,300,000
11,190,000	[2,3]	El Paso County, CO School District #20 Academy, Solar Eclipse (Series 2017-0006), 0.97% TOBs (U.S. Bank, N.A. LIQ), Mandatory Tender 10/26/2017	11,190,000
		TOTAL	21,935,000
Annual Shareholder Report
3

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1]
		Connecticut—2.8%
$2,900,000		Connecticut Development Authority, (Series 1993) Weekly VRDNs (Rand-Whitney Containerboard LP)/(Bank of Montreal LOC), 0.930%, 8/2/2017	$2,900,000
200,000		Connecticut State Health & Educational Facilities, (Series H) Weekly VRDNs (Lawrence & Memorial Hospital, Inc.)/(TD Bank, N.A. LOC), 0.810%, 8/2/2017	200,000
1,300,000		Connecticut State HEFA, (Series C) Weekly VRDNs (Westminster School)/(Bank of America N.A. LOC), 0.870%, 8/3/2017	1,300,000
300,000		Connecticut State HEFA, (Series E) Weekly VRDNs (Taft School)/(Wells Fargo Bank, N.A. LOC), 0.850%, 8/2/2017	300,000
11,500,000	[2,3]	Connecticut State, Golden Blue (Series 2017-014) VRENs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.000%, 8/3/2017	11,500,000
10,000,000		Enfield, CT, 2.00% BANs, 8/9/2017	10,002,277
11,745,000		Putnam, CT, (Lot B), 1.50% BANs, 12/13/2017	11,758,592
1,605,000		Shelton, CT Housing Authority, (Series 1998) Weekly VRDNs (Crosby Commons)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.870%, 8/3/2017	1,605,000
1,800,000		Stamford, CT Housing Authority, (Series 2016) Weekly VRDNs (Fairfield Apartments)/(FNMA LOC), 0.850%, 8/3/2017	1,800,000
3,000,000		Stratford, CT, 2.50% BANs, 1/3/2018	3,015,087
		TOTAL	44,380,956
		District of Columbia—0.3%
4,775,000	[2,3]	District of Columbia Water & Sewer Authority, Solar Eclipse (Series 2017-0015), 0.98% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 8/24/2017	4,775,000
		Florida—4.8%
10,000,000		Collier County, FL Health Facilities Authority, (Series 2003C-1), 0.92% CP (Cleveland Clinic), Mandatory Tender 8/3/2017	10,000,000
5,000,000		Jacksonville, FL PCR, (Series 1994), 1.00% CP (Florida Power & Light Co.), Mandatory Tender 8/15/2017	5,000,000
15,000,000		Jacksonville, FL PCR, Pollution Control Revenue Refunding Bonds (Series 1992), 1.00% CP (Florida Power & Light Co.), Mandatory Tender 8/15/2017	15,000,000
19,800,000		Lee County, FL IDA, (Series 2016A) Daily VRDNs (Florida Power & Light Co.), 0.880%, 8/1/2017	19,800,000
10,000,000	[2,3]	Miami-Dade County, FL Water & Sewer, Tender Option Bond Trust Receipts (2015-ZF0268) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Toronto Dominion Bank LIQ), 0.970%, 8/3/2017	10,000,000
6,000,000	[2,3]	Orlando, FL Contract Tourist Development, Tender Option Bond Trust Receipts (2015-XM0006) Weekly VRDNs (Orlando, FL)/(JPMorgan Chase Bank, N.A. LIQ), 0.920%, 8/3/2017	6,000,000
Annual Shareholder Report
4

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1]
		Florida—continued
$10,000,000		Sunshine State Governmental Finance Commission, FL, Callable Tax-Exempt Notes (Series H), 0.96% CP (Orlando, FL)/(JPMorgan Chase Bank, N.A. LIQ), Mandatory Tender 9/7/2017	$10,000,000
		TOTAL	75,800,000
		Georgia—2.4%
850,000		Atlanta, GA, Urban Residential Finance Authority, (Series 1995) Weekly VRDNs (West End Housing Development)/(FNMA LOC), 0.970%, 8/3/2017	850,000
5,500,000		Atlanta, GA, Urban Residential Finance Authority, (Series 2006) Weekly VRDNs (Columbia at Sylvan Hills Apartments)/(FNMA LOC), 0.980%, 8/3/2017	5,500,000
100,000		Cobb County, GA Housing Authority, (Series 2002) Weekly VRDNs (Walton Reserve Apartments)/(SunTrust Bank LOC), 0.900%, 8/2/2017	100,000
5,010,000		Columbus, GA Development Authority, (Series 2008) Weekly VRDNs (Avalon Apartments LP)/(FNMA LOC), 0.980%, 8/3/2017	5,010,000
8,600,000		Kennesaw, GA Development Authority, (Series 2004) Weekly VRDNs (Lakeside Vista Apartments)/(FNMA LOC), 0.980%, 8/3/2017	8,600,000
17,000,000		Main Street Gas, Inc., GA, (Series 2010 A2), 0.92% TOBs (Royal Bank of Canada LOC), Optional Tender 8/1/2017	17,000,000
		TOTAL	37,060,000
		Hawaii—0.3%
4,815,000		Hawaii State Department of Budget & Finance (Queen's Health Systems), (2015 Series C) VRENs, 1.270%, 8/3/2017	4,815,000
		Idaho—1.7%
27,335,000		Idaho Health Facilities Authority, (Series 2013ID), 0.95% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 9/1/2017	27,335,000
		Illinois—1.2%
6,000,000		Chicago, IL Midway Airport, (Series 2014C) Weekly VRDNs (Barclays Bank PLC LOC), 0.910%, 8/3/2017	6,000,000
1,000,000		Illinois Development Finance Authority IDB, (Series 2001) Weekly VRDNs (Apogee Enterprises, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.990%, 8/3/2017	1,000,000
1,460,000		Illinois Development Finance Authority IDB, (Series 2001) Weekly VRDNs (Val-Matic Valve & Manufacturing Corp.)/(Bank of America N.A. LOC), 1.050%, 8/3/2017	1,460,000
10,000,000	[2,3]	Illinois Housing Development Authority, Tender Option Bond Trust Certificates (2016-XG0093) Weekly VRDNs (GNMA COL)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 1.060%, 8/3/2017	10,000,000
335,000		Woodridge, DuPage, Will and Cook Counties, IL, (Series 2005) Weekly VRDNs (Home Run Inn Frozen Foods Corp.)/(JPMorgan Chase Bank, N.A. LOC), 1.020%, 8/3/2017	335,000
		TOTAL	18,795,000
Annual Shareholder Report
5

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1]
	Indiana—3.1%
$16,000,000	Bartholomew Consolidated School Corp., IN, 3.25% TANs, 12/29/2017	$16,090,393
6,640,000	Bloomington, IN EDRB, (Series 2008: Henderson Court Apartments) Weekly VRDNs (SY Henderson Court Investors, LP)/(FHLMC LOC), 0.980%, 8/3/2017	6,640,000
1,200,000	Indiana Development Finance Authority, D/B/A Center for Behavioral Health (Series 2002) Weekly VRDNs (South Central Community Mental Health Centers, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.970%, 8/3/2017	1,200,000
12,925,000	Indianapolis, IN MFH, (Series 2004A) Weekly VRDNs (Nora Commons LP)/(U.S. Bank, N.A. LOC), 1.010%, 8/3/2017	12,925,000
5,000,000	Jasper County, IN EDA, (Series 2010A) Weekly VRDNs (T & M LP)/(AgriBank FCB LOC), 0.970%, 8/3/2017	5,000,000
6,000,000	Logansport, IN, (Series 2006) Weekly VRDNs (Andersons Clymers Ethanol LLC)/(CoBank, ACB LOC), 0.960%, 8/3/2017	6,000,000
	TOTAL	47,855,393
	Iowa—0.7%
5,300,000	Iowa Finance Authority, (Series 2007) Weekly VRDNs (Five Star Holdings LLC)/(AgriBank FCB LOC), 0.970%, 8/3/2017	5,300,000
6,000,000	Iowa Finance Authority, (Series 2007) Weekly VRDNs (Roorda Dairy, LLC)/(AgriBank FCB LOC), 0.970%, 8/3/2017	6,000,000
	TOTAL	11,300,000
	Kentucky—0.2%
1,900,000	Georgetown, KY, (Series 2006) Weekly VRDNs (Georgetown College)/(Fifth Third Bank, Cincinnati LOC), 0.930%, 8/4/2017	1,900,000
2,030,000	Kentucky Housing Corp., (Series 2007) Weekly VRDNs (Arbors of Madisonville Apartments LP)/(U.S. Bank, N.A. LOC), 1.090%, 8/3/2017	2,030,000
	TOTAL	3,930,000
	Louisiana—3.9%
12,300,000	Ascension Parish, LA, (Series 1995) Weekly VRDNs (BASF Corp.), 1.030%, 8/2/2017	12,300,000
4,500,000	Ascension Parish, LA, (Series 1997) Weekly VRDNs (BASF Corp.), 1.030%, 8/2/2017	4,500,000
5,000,000	Calcasieu Parish, LA Public Trust Authority, (Series 1997) Weekly VRDNs (WPT Corp.)/(Bank of America N.A. LOC), 0.940%, 8/2/2017	5,000,000
4,630,000	Louisiana HFA, (Series 2007) Weekly VRDNs (Emerald Point Apartments Partners, Ltd.)/(FNMA LOC), 0.980%, 8/3/2017	4,630,000
1,600,000	Port of New Orleans, LA, (Series 2000) Weekly VRDNs (New Orleans Steamboat Co.)/(FHLB of Dallas LOC), 0.970%, 8/3/2017	1,600,000
7,000,000	St. James Parish, LA, (Series 2010A-1) Weekly VRDNs (Nucor Steel Louisiana LLC)/(GTD by Nucor Corp.), 0.940%, 8/2/2017	7,000,000
25,800,000	St. James Parish, LA, (Series 2010B-1) Weekly VRDNs (Nucor Steel Louisiana LLC)/(GTD by Nucor Corp.), 0.940%, 8/2/2017	25,800,000
	TOTAL	60,830,000
Annual Shareholder Report
6

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1]
		Maryland—0.5%
$1,145,000		Maryland State Economic Development Corp., (Series 2005A) Weekly VRDNs (Canusa Hershman Recycling)/(Wells Fargo Bank, N.A. LOC), 0.970%, 8/4/2017	$1,145,000
5,000,000	[2,3]	Maryland State Transportation Authority, Solar Eclipse, 0.97% TOBs (U.S. Bank, N.A. LIQ), Mandatory Tender 10/26/2017	5,000,000
1,500,000		Washington County, MD Economic Development Revenue Board, (Series 2006) Weekly VRDNs (Packaging Services of Maryland, Inc.)/(Wells Fargo Bank, N.A. LOC), 1.020%, 8/3/2017	1,500,000
		TOTAL	7,645,000
		Massachusetts—1.8%
2,612,500		Haverhill, MA, 1.75% BANs, 12/1/2017	2,618,106
10,000,000		Massachusetts Development Finance Agency, (Series 2004), 1.05% CP (Nantucket Electric Co.)/(GTD by Massachusetts Electric Co.), Mandatory Tender 8/24/2017	10,000,000
6,650,000		Massachusetts IFA, (Series 1992B), 1.00% CP (New England Power Co.), Mandatory Tender 9/5/2017	6,650,000
3,000,000		Massachusetts IFA, (Series 1992B), 1.05% CP (New England Power Co.), Mandatory Tender 8/21/2017	3,000,000
500,000	[2,3]	Massachusetts School Building Authority, Tender Option Bond Trust Certificates (2015-XF2203) Weekly VRDNs (Citibank NA, New York LIQ), 0.840%, 8/3/2017	500,000
2,100,000	[2,3]	Massachusetts School Building Authority, Tender Option Bond Trust Certificates (2016-XX1008) Weekly VRDNs (Barclays Bank PLC LIQ), 0.840%, 8/3/2017	2,100,000
2,700,000		Massachusetts State Development Finance Agency, (Series 2006) Weekly VRDNs (Governor Dummer Academy)/(TD Bank, N.A. LOC), 0.830%, 8/2/2017	2,700,000
300,000		Massachusetts State Development Finance Agency, (Series 2006) Weekly VRDNs (Marine Biological Laboratory)/(PNC Bank, N.A. LOC), 0.820%, 8/3/2017	300,000
700,000	[2,3]	Massachusetts State Health & Educational Facility, Tender Option Bond Trust Receipts (2016-XM0232) Weekly VRDNs (Massachusetts Institute of Technology)/(Bank of America N.A. LIQ), 0.870%, 8/3/2017	700,000
		TOTAL	28,568,106
		Michigan—6.0%
4,500,000		Grand Rapids, MI IDR, (Series 2007) Weekly VRDNs (Clipper Belt Lacer Co.)/(Bank of America N.A. LOC), 1.000%, 8/3/2017	4,500,000
85,115,000		Michigan State Housing Development Authority, (Series 2007E) Weekly VRDNs (Bank of Tokyo-Mitsubishi UFJ Ltd. LIQ), 0.960%, 8/2/2017	85,115,000
3,890,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Fresh Solution Farms)/(Fifth Third Bank, Cincinnati LOC), 0.950%, 8/4/2017	3,890,000
		TOTAL	93,505,000
Annual Shareholder Report
7

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1]
		Mississippi—0.9%
$5,975,000		Mississippi Home Corp., (Series 2004-6) Weekly VRDNs (Windsor Park Partners LP)/(FNMA LOC), 0.980%, 8/3/2017	$5,975,000
8,580,000		Mississippi Home Corp., (Series 2006-1) Weekly VRDNs (Terrace Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.980%, 8/3/2017	8,580,000
		TOTAL	14,555,000
		Missouri—0.2%
3,610,000	[2,3]	Kansas City, MO Water Revenue, Solar Eclipse (Series 2017-0016), 0.98% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 8/24/2017	3,610,000
		Montana—4.2%
65,655,000	[2,3]	Missoula, MT Water System, Golden Blue (Series 2017-011) VRENs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.000%, 8/3/2017	65,655,000
		Multi-State—8.0%
12,100,000	[2,3]	Nuveen Enhanced AMT-Free Quality Municipal Income Fund, (Series 4) Weekly VRDPs (Barclays Bank PLC LIQ), 0.930%, 8/3/2017	12,100,000
29,000,000	[2,3]	Nuveen Enhanced Quality Municipal Income Fund, (Series 1) Weekly VRDPs (Barclays Bank PLC LIQ), 1.020%, 8/3/2017	29,000,000
28,000,000	[2,3]	Nuveen Municipal Credit Income Fund, (Series 2) Weekly VRDPs (JPMorgan Chase Bank, N.A. LIQ), 1.050%, 8/3/2017	28,000,000
56,300,000	[2,3]	Nuveen Municipal Credit Income Fund, (Series 3) Weekly VRDPs (TD Bank, N.A. LIQ), 0.940%, 8/3/2017	56,300,000
		TOTAL	125,400,000
		Nevada—1.6%
2,000,000		Clark County, NV Industrial Development Revenue, (Series 2003A) Weekly VRDNs (Southwest Gas Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.950%, 8/2/2017	2,000,000
3,645,000	[2,3]	Clark County, NV, Solar Eclipse (Series 2017-0025), 0.97% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 9/21/2017	3,645,000
16,215,000		Nevada Housing Division, (Series 2007) Weekly VRDNs (Vista Creek Apartments, LLC)/(FHLB of San Francisco LOC), 0.950%, 8/3/2017	16,215,000
3,995,000	[2,3]	Nevada State Highway Revenue, Solar Eclipse (Series 2017-0018), 1.09% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 8/31/2017	3,995,000
		TOTAL	25,855,000
		New Hampshire—0.5%
3,000,000		New Hampshire Business Finance Authority, (Series 1990B), 1.01% CP (New England Power Co.), Mandatory Tender 9/21/2017	3,000,000
4,210,000		New Hampshire Business Finance Authority, (Series 2008) Daily VRDNs (Valley Regional Hospital)/(Citizens Bank, N.A., Providence LOC), 0.850%, 8/1/2017	4,210,000
		TOTAL	7,210,000
		New Jersey—4.9%
3,930,000		Clayton Borough, NJ, (Series A), 2.50% BANs, 12/11/2017	3,944,993
7,000,000		Freehold Borough, NJ, (Series 2016A), 2.50% BANs, 12/1/2017	7,030,054
Annual Shareholder Report
8

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1]
		New Jersey—continued
$11,440,000	[2,3]	Garden State Preservation Trust, NJ, Tender Option Bond Trust Receipts (2016-ZF0416) Weekly VRDNs (New Jersey State)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.020%, 8/3/2017	$11,440,000
2,235,765		Linwood, NJ, 2.25% BANs, 7/25/2018	2,254,126
4,126,318		Maple Shade Township, NJ, 2.25% BANs, 6/28/2018	4,157,675
1,600,000		Matawan Borough, NJ, 2.25% BANs, 6/8/2018	1,611,477
2,317,000		Milltown, NJ, 2.25% BANs, 12/20/2017	2,323,606
1,000,000		Monroe Township (Gloucester County), NJ, (Series A), 2.50% BANs, 12/6/2017	1,003,772
2,000,000		New Jersey Health Care Facilities Financing Authority, (Series 2008B) Weekly VRDNs (AHS Hospital Corp.)/(Bank of America N.A. LOC), 0.780%, 8/3/2017	2,000,000
16,250,000		New Jersey Housing & Mortgage Finance Agency, (Series 2005-O) Weekly VRDNs (Barclays Bank PLC LIQ), 1.000%, 8/2/2017	16,250,000
3,750,000	[2,3]	New Jersey State Economic Development Authority, Tender Option Bond Trust Certificates (2016-XF2393) Weekly VRDNs (New Jersey State)/(Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.870%, 8/3/2017	3,750,000
3,780,000		Somers Point, NJ, 2.50% BANs, 12/7/2017	3,795,033
10,000,000		Wall Township, NJ, 2.25% BANs, 6/29/2018	10,079,862
8,000,000		Wood-Ridge, NJ Board of Education, 2.00% BANs, 11/2/2017	8,018,641
		TOTAL	77,659,239
		New Mexico—0.2%
3,400,000		Albuquerque, NM IDRB, (Series 1999) Weekly VRDNs (El Encanto, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.970%, 8/3/2017	3,400,000
300,000		Los Lunas Village, NM, (Series 1998) Weekly VRDNs (Wall Colmonoy Corp.)/(Bank of America N.A. LOC), 1.090%, 8/2/2017	300,000
		TOTAL	3,700,000
		New York—6.2%
3,000,000		Broadalbin-Perth, NY CSD, 2.00% BANs, 6/20/2018	3,021,769
5,131,000		Frewsburg, NY CSD, 2.25% BANs, 6/27/2018	5,178,169
5,590,000		Hempstead (town), NY IDA MFH, (Series 2006) Weekly VRDNs (Hempstead Village Housing Associates LP)/(FNMA LOC), 0.980%, 8/3/2017	5,590,000
6,375,000		Kingston, NY, (2016 Series B), 2.00% BANs, 11/9/2017	6,392,291
18,000,000		Lancaster, NY CSD, 2.50% BANs, 6/14/2018	18,216,359
4,040,000		Mount Markham, NY CSD, 2.00% BANs, 6/28/2018	4,067,111
4,200,000		New Rochelle, NY IDA, (Series 2006: West End Phase I Facility) Weekly VRDNs (180 Union Avenue Owner LP)/(Citibank NA, New York LOC), 0.920%, 8/3/2017	4,200,000
Annual Shareholder Report
9

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1]
		New York—continued
$2,000,000		New York City, NY, (Subseries A-2) Daily VRDNs (Mizuho Bank Ltd. LOC), 0.790%, 8/1/2017	$2,000,000
24,880,000		New York State Energy Research & Development Authority, (1997 Series A) Weekly VRDNs (National Grid Generation LLC)/(Royal Bank of Scotland PLC, Edinburgh LOC), 1.030%, 8/2/2017	24,880,000
5,050,000		Newfield, NY CSD, 2.25% BANs, 6/28/2018	5,095,201
11,865,000		Norwood-Norfolk, NY CSD, 2.25% BANs, 6/29/2018	11,976,916
5,000,000		Owego-Apalachin, NY CSD, 2.00% RANs, 2/22/2018	5,012,240
1,605,000		Prattsburgh, NY CSD, 2.25% BANs, 6/28/2018	1,617,919
		TOTAL	97,247,975
		North Carolina—2.5%
2,350,000		Boone, NC Water and Sewer, 2.00% BANs, 11/1/2017	2,353,524
6,000,000		Boone, NC, 1.50% BANs, 11/1/2017	6,001,497
6,500,000		Boone, NC, 2.00% BANs, 11/1/2017	6,510,558
18,000,000		Hertford County, NC Industrial Facilities & PCFA, (Series 2000A) Weekly VRDNs (Nucor Corp.), 1.040%, 8/2/2017	18,000,000
6,250,000		Union County, NC Industrial Facilities & PCFA, (Series 2007) Weekly VRDNs (Darnel, Inc.)/(Branch Banking & Trust Co. LOC), 0.870%, 8/3/2017	6,250,000
		TOTAL	39,115,579
		North Dakota—1.6%
25,000,000		Grand Forks County, ND, (Series 2011) Weekly VRDNs (J. R. Simplot Co.)/(Cooperatieve Rabobank UA LOC), 1.000%, 8/2/2017	25,000,000
		Ohio—1.5%
4,250,000		Avon, OH Water System, 2.00% BANs, 2/1/2018	4,264,805
11,915,000	[2,3]	Middletown, OH, Golden Blue (Series 2017-003) Weekly VRDNs (Premier Health Partners Obligated Group)/(Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.970%, 8/3/2017	11,915,000
7,000,000	[2,3]	Ohio State Higher Educational Facility Commission (University Hospitals Health System, Inc.), Golden Blue (Series 2017-006) VRENs (University Hospitals Health System, Inc.)/(Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.000%, 8/3/2017	7,000,000
		TOTAL	23,179,805
		Oregon—1.3%
10,000,000		Port of Morrow, OR, (Series 2001A) Weekly VRDNs (Threemile Canyon Farms LLC)/(Cooperatieve Rabobank UA LOC), 0.970%, 8/3/2017	10,000,000
10,000,000		Port of Morrow, OR, (Series 2001C) Weekly VRDNs (Threemile Canyon Farms LLC)/(Cooperatieve Rabobank UA LOC), 0.970%, 8/3/2017	10,000,000
		TOTAL	20,000,000
Annual Shareholder Report
10

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1]
		Pennsylvania—0.6%
$8,900,000		Montgomery County, PA IDA, (Series 2000) Weekly VRDNs (Lonza, Inc.)/(Landesbank Hessen-Thuringen LOC), 0.960%, 8/3/2017	$8,900,000
		South Carolina—1.1%
10,500,000		Berkeley County, SC IDB Weekly VRDNs (Nucor Corp.), 1.000%, 8/2/2017	10,500,000
4,845,000	[2,3]	Berkeley County, SC School District, Solar Eclipse (Series 2017-0030), 0.98% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 8/17/2017	4,845,000
1,880,000		South Carolina Jobs-EDA, (Series 2007) Weekly VRDNs (ACI Industries LLC)/(Bank of America N.A. LOC), 1.020%, 8/3/2017	1,880,000
		TOTAL	17,225,000
		South Dakota—0.2%
3,000,000		South Dakota Value Added Finance Authority, (Series 2004) Weekly VRDNs (Prairie Gold Dairy LLC)/(CoBank, ACB LOC), 0.970%, 8/3/2017	3,000,000
		Tennessee—1.5%
19,300,000		Memphis-Shelby County, TN Industrial Development Board—PCRB, (Series 2007) Weekly VRDNs (Nucor Steel Memphis, Inc.)/(GTD by Nucor Corp.), 1.000%, 8/2/2017	19,300,000
4,225,000		Metropolitan Government Nashville & Davidson County, TN HEFA, (Series 2009) Weekly VRDNs (Meharry Medical College)/(Fifth Third Bank, Cincinnati LOC), 0.930%, 8/4/2017	4,225,000
		TOTAL	23,525,000
		Texas—12.6%
25,000,000		Brazos River, TX, HBR Nav District, (Series 1996) Weekly VRDNs (BASF Corp.), 1.030%, 8/2/2017	25,000,000
15,800,000		Brazos River, TX, HBR Nav District, (Series 1997) Weekly VRDNs (BASF Corp.), 1.030%, 8/2/2017	15,800,000
20,000,000		Calhoun, TX Port Authority, (Series 1998) Weekly VRDNs (BP PLC), 1.030%, 8/2/2017	20,000,000
10,275,000		Capital Area Housing Finance Corp., TX, (Series 2006) Weekly VRDNs (Northwest Residential LP)/(Citibank NA, New York LOC), 0.970%, 8/2/2017	10,275,000
2,950,000		Dalhart, TX Economic Development Corp., (Series 2005) Weekly VRDNs (Northside Farms LLC)/(AgriBank FCB LOC), 0.970%, 8/3/2017	2,950,000
2,100,000		Dallam County, TX Industrial Development Corp., (Series 2007) Weekly VRDNs (Consolidated Dairy Management LLC)/(Wells Fargo Bank, N.A. LOC), 0.970%, 8/3/2017	2,100,000
18,105,000	[2,3]	El Paso County, TX Hospital District, (Series 2017-XM0525) Weekly VRDNs (Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.070%, 8/3/2017	18,105,000
4,000,000		Jewett, TX Economic Development Corporation, (Series 2003) Weekly VRDNs (Nucor Corp.), 1.000%, 8/2/2017	4,000,000
Annual Shareholder Report
11

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1]
		Texas—continued
$68,025,000		Port of Corpus Christi Authority of Nueces County, TX, (Series 2002A) Weekly VRDNs (Flint Hills Resources LLC)/(GTD by Flint Hills Resources LLC), 0.940%, 8/2/2017	$68,025,000
12,500,000		Port of Corpus Christi Authority of Nueces County, TX, (Series 2003) Weekly VRDNs (Flint Hills Resources LLC)/(GTD by Flint Hills Resources LLC), 1.000%, 8/2/2017	12,500,000
4,200,000		Port of Corpus Christi Authority of Nueces County, TX, (Series 2007) Weekly VRDNs (Flint Hills Resources LLC)/(GTD by Flint Hills Resources LLC), 1.000%, 8/2/2017	4,200,000
15,000,000		Texas State Department of Housing & Community Affairs, (Series 2007) Weekly VRDNs (Onion Creek Housing Partners Ltd.)/(FNMA LOC), 0.980%, 8/3/2017	15,000,000
		TOTAL	197,955,000
		Utah—0.1%
880,000		Salt Lake County, UT Training Facilities, (Series 2000) Weekly VRDNs (Community Foundation For The Disabled, Inc.)/(Wells Fargo Bank Northwest, N.A. LOC), 0.970%, 8/3/2017	880,000
		Virginia—0.2%
3,100,000	[2,3]	Blackrock Virginia Municipal Bond Trust, (Series W-7) Weekly VRDPs (Citibank NA, New York LIQ), 0.950%, 8/3/2017	3,100,000
600,000		King George County IDA, VA, (Series 1996) Weekly VRDNs (Garnet of Virginia, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 1.000%, 8/3/2017	600,000
		TOTAL	3,700,000
		Washington—1.0%
2,125,000		Kitsap County, WA IDC, (Series 2006) Weekly VRDNs (Cara Land Co., LLC)/(Wells Fargo Bank, N.A. LOC), 1.020%, 8/3/2017	2,125,000
5,000,000	[2,3]	Seattle, WA Drain & Wastewater, Solar Eclipse, 0.97% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 9/28/2017	5,000,000
3,540,000		Washington State EDFA, (Series 2007J) Weekly VRDNs (Ocean Gold Seafoods, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.920%, 8/3/2017	3,540,000
2,555,000		Washington State EDFA, (Series 2008D: Skagit Valley Publishing) Weekly VRDNs (Wood Realty, LLC)/(U.S. Bank, N.A. LOC), 0.970%, 8/3/2017	2,555,000
2,000,000		Washington State Health Care Facilities Authority, (Series 2007C) Weekly VRDNs (Multicare Health System)/(Barclays Bank PLC LOC), 0.820%, 8/2/2017	2,000,000
		TOTAL	15,220,000
		West Virginia—0.6%
9,500,000		Grant County, WV County Commission, PCRB (Series 1994), 1.04% CP (Virginia Electric & Power Co.), Mandatory Tender 8/24/2017	9,500,000
		Wisconsin—0.8%
6,000,000		Combined Locks, WI IDRB, (Series 1997) Weekly VRDNs (Appleton Papers)/(Fifth Third Bank, Cincinnati LOC), 0.940%, 8/3/2017	6,000,000
Annual Shareholder Report
12

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1]
	Wisconsin—continued
$1,000,000	Wausau, WI IDA, (Series 2002) Weekly VRDNs (Apogee Enterprises, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.990%, 8/3/2017	$1,000,000
1,240,000	West Bend, WI IDA, (Series 2006) Weekly VRDNs (Jackson Concrete, Inc.)/(U.S. Bank, N.A. LOC), 1.080%, 8/3/2017	1,240,000
3,965,000	Wisconsin State Public Finance Authority, (Series 2016) Weekly VRDNs (Birchwood Properties LP)/(FHLB of Des Moines LOC), 1.040%, 8/3/2017	3,965,000
	TOTAL	12,205,000
	TOTAL MUNICIPAL INVESTMENTS—101.2% (AT AMORTIZED COST)[4]	1,587,013,053
	OTHER ASSETS AND LIABILITIES - NET—(1.2)%[5]	(18,370,196)
	TOTAL NET ASSETS—100%	$1,568,642,857
Securities that are subject to the federal alternative minimum tax (AMT) represent 61.1% of the portfolio as calculated based upon total market value (percentage is unaudited).
1	Current rate and next reset date shown for Variable Rate Demand Instruments.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2017, these liquid restricted securities amounted to $428,120,000, which represented 27.3% of total net assets.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2017, these restricted securities amounted to $428,120,000, which represented 27.3% of total net assets.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2017.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund's assets as of July 31, 2017, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
Annual Shareholder Report
13

The following acronyms are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
COL	—Collateralized
CP	—Commercial Paper
CSD	—Central School District
EDA	—Economic Development Authority
EDFA	—Economic Development Finance Authority
EDRB	—Economic Development Revenue Bond
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDC	—Industrial Development Corporation
IDR	—Industrial Development Revenue
IDRB(s)	—Industrial Development Revenue Bond(s)
IFA	—Industrial Finance Authority
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MFH	—Multi-Family Housing
PCFA	—Pollution Control Finance Authority
PCR	—Pollution Control Revenue
PCRB	—Pollution Control Revenue Bond
RANs	—Revenue Anticipation Notes
TANs	—Tax Anticipation Notes
TOBs	—Tender Option Bonds
USD	—Unified School District
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRENs	—Variable Rate Extendible Notes
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
14

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.001	0.000[1]	0.000[1]	0.001
Net realized gain on investments	0.001	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.002	0.001	0.000[1]	0.000[1]	0.001
Less Distributions:
Distributions from net investment income	(0.001)	(0.001)	(0.000)[1]	(0.000)[1]	(0.001)
Distributions from net realized gain on investments	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.002)	(0.001)	(0.000)[1]	(0.000)[1]	(0.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.72%	0.17%	0.01%	0.02%	0.05%
Ratios to Average Net Assets:
Net expenses	0.21%	0.17%[3]	0.14%	0.16%	0.21%
Net investment income	0.64%	0.11%	0.01%	0.01%	0.06%
Expense waiver/reimbursement[4]	0.11%	0.14%	0.16%	0.14%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$667,169	$1,003,993	$1,037,940	$1,242,908	$1,229,003
1	Represents less than $0.001.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended July 31, 2016, was 0.17% after taking into account this expense reduction.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
15

Statement of Assets and Liabilities
July 31, 2017
Assets:
Total investment in securities, at amortized cost and fair value		$1,587,013,053
Cash		1,648,202
Income receivable		2,976,219
Receivable for shares sold		1,747,144
TOTAL ASSETS		1,593,384,618
Liabilities:
Payable for investments purchased	$19,090,000
Payable for shares redeemed	4,964,102
Income distribution payable	226,360
Payable to adviser (Note 5)	3,737
Payable for administrative fees (Note 5)	3,392
Payable for distribution services fee (Note 5)	89,967
Payable for other service fees (Notes 2 and 5)	166,233
Accrued expenses (Note 5)	197,970
TOTAL LIABILITIES		24,741,761
Net assets for 1,567,881,220 shares outstanding		$1,568,642,857
Net Assets Consist of:
Paid-in capital		$1,567,860,909
Accumulated net realized gain on investments		778,122
Undistributed net investment income		3,826
TOTAL NET ASSETS		$1,568,642,857
Annual Shareholder Report
16

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Investment Shares:
$68,689,982 ÷ 68,656,692 shares outstanding, no par value, unlimited shares authorized	$1.00
Wealth Shares:
$667,168,831 ÷ 666,845,669 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$369,708,506 ÷ 369,528,649 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash II Shares:
$88,884,288 ÷ 88,841,209 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash Series Shares:
$118,974,656 ÷ 118,916,987 shares outstanding, no par value, unlimited shares authorized	$1.00
Capital Shares:
$255,216,494 ÷ 255,091,914 shares outstanding, no par value, unlimited shares authorized	$1.00
Trust Shares:
$100 ÷ 100 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
17

Statement of Operations
Year Ended July 31, 2017
Investment Income:
Interest			$13,909,307
Expenses:
Investment adviser fee (Note 5)		$3,240,126
Administrative fee (Note 5)		1,271,011
Custodian fees		57,827
Transfer agent fee (Note 2)		379,168
Directors'/Trustees' fees (Note 5)		14,557
Auditing fees		22,365
Legal fees		34,583
Portfolio accounting fees		235,678
Distribution services fee (Note 5)		1,489,634
Other service fees (Notes 2 and 5)		2,125,968
Share registration costs		200,350
Printing and postage		54,009
Miscellaneous (Note 5)		33,977
TOTAL EXPENSES		9,159,253
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 5)	$(1,748,992)
Waivers/reimbursements of other operating expenses (Notes 2 and 5)	(681,703)
TOTAL WAIVERS AND REIMBURSEMENTS		(2,430,695)
Net expenses			6,728,558
Net investment income			7,180,749
Net realized gain on investments			1,438,246
Change in net assets resulting from operations			$8,618,995
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
18

Statement of Changes in Net Assets
Year Ended July 31	2017	2016
Increase (Decrease) in Net Assets
Operations:
Net investment income	$7,180,749	$1,449,136
Net realized gain on investments	1,438,246	879,501
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	8,618,995	2,328,637
Distributions to Shareholders:
Distributions from net investment income
Investment Shares	(67,766)	(679)
Wealth Shares	(4,007,891)	(1,069,355)
Service Shares	(1,676,312)	(181,253)
Cash II Shares	(36,942)	(9,458)
Cash Series Shares	(17,163)	(19,042)
Capital Shares	(1,373,181)	(166,361)
Trust Shares	(0)[1]	(0)[1]
Distributions from net realized gain on investments
Investment Shares	(43,455)	(0)[1]
Wealth Shares	(310,551)	(509,517)
Service Shares	(268,524)	(342,270)
Cash II Shares	(59,645)	(12,804)
Cash Series Shares	(145,111)	(105,910)
Capital Shares	(148,661)	(235,021)
Trust Shares	(0)[1]	(0)[1]
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(8,155,202)	(2,651,670)
Share Transactions:
Proceeds from sale of shares	4,280,412,226	4,665,357,180
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Municipal Cash Series	—	117,641,559
Net asset value of shares issued to shareholders in payment of distributions declared	5,517,266	1,384,686
Cost of shares redeemed	(4,846,178,630)	(4,980,693,314)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(560,249,138)	(196,309,889)
Change in net assets	(559,785,345)	(196,632,922)
Net Assets:
Beginning of period	2,128,428,202	2,325,061,124
End of period (including undistributed net investment income of $3,826 and $2,332, respectively)	$1,568,642,857	$2,128,428,202
1	Represents less than $1.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
19

Notes to Financial Statements
July 31, 2017
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 30 diversified portfolios. The financial statements included herein are only those of Federated Municipal Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers seven classes of shares: Investment Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Investment Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares are presented separately. The investment objective of the Fund is to provide current income exempt from all federal regular income tax consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations and state and local taxes.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Trustees determine such liquidity fees or redemption gates are in the best interests of the Fund.
On December 11, 2015, the Fund acquired all of the net assets of Federated Municipal Cash Series (the “Acquired Fund”), an open-end investment company in a tax-free reorganization in exchange for shares of the Fund, pursuant to a plan of reorganization approved by the Acquired Fund's Board of Directors on May 14, 2015. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Fund's realized gains and losses with amounts distributable to shareholders for tax purposes.
For every one share of Acquired Fund exchanged, a shareholder received one share of the Fund's Cash II Shares.
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20

The Fund received net assets from Acquired Fund as the result of the tax-free reorganization as follows:
Cash II Shares of the Fund Issued	Acquired Fund Net Assets Received	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
117,641,559	$117,641,559	$2,501,325,401	$2,618,966,960
Assuming the acquisition had been completed on August 1, 2015, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the year ended July 31, 2016, are as follows:
Net investment income*	$1,455,776
Net realized gain on investments	$953,052
Net increase in net assets resulting from operations	$2,408,828
*	Net investment income reflects $6,640 of pro forma eliminated expenses.
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amount of earnings of the Acquired Fund that has been included in the Fund's Statement of Changes in Net Assets as of July 31, 2016.
Effective December 31, 2015, Institutional Shares were re-designated as Wealth Shares.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a Valuation Committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic
Annual Shareholder Report
21

reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Investment Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares may bear distribution services fees, other service fees and transfer agent fees unique to those classes. The detail of the total fund expense waivers and reimbursements of $2,430,695 is disclosed in various locations in this Note 2 and Note 5. For the year ended July 31, 2017, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Investment Shares	$66,315	$—
Wealth Shares	24,780	—
Service Shares	17,963	(162)
Cash II Shares	87,158	—
Cash Series Shares	173,081	—
Capital Shares	9,871	(4)
Trust Shares	0[1]	(0)[1]
TOTAL	$379,168	$(166)
1	Represents less than $1.

Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Annual Shareholder Report
22

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Investment Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2017, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Investment Shares	$159,172	$(5,161)	$(10,287)
Service Shares	$1,074,747	$—	$—
Cash II Shares	$228,036	$(5,024)	$(68,066)
Cash Series Shares	$421,210	$(31,685)	$(283,236)
Capital Shares	$242,803	$—	$—
Trust Shares	$0[1]	$(0)[1]	$(0)[1]
TOTAL	$2,125,968	$(41,870)	$(361,589)
1	Represents less than $1.

For the year ended July 31, 2017, the Fund's Wealth Shares did not incur other service fees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2017, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2017, tax years 2014 through 2017 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a
Annual Shareholder Report
23

security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended July 31	2017		2016
Investment Shares:	Shares	Amount	Shares	Amount
Shares sold	96,537,283	$96,537,283	69,828,940	$69,828,940
Shares issued to shareholders in payment of distributions declared	111,221	111,221	679	679
Shares redeemed	(84,303,177)	(84,303,177)	(13,518,354)	(13,518,354)
NET CHANGE RESULTING FROM INVESTMENT SHARE TRANSACTIONS	12,345,327	$12,345,327	56,311,265	$56,311,265

Year Ended July 31	2017		2016
Wealth Shares:	Shares	Amount	Shares	Amount
Shares sold	2,278,067,077	$2,278,067,077	2,468,485,114	$2,468,485,114
Shares issued to shareholders in payment of distributions declared	2,097,061	2,097,061	506,230	506,230
Shares redeemed	(2,617,171,233)	(2,617,171,233)	(2,502,795,208)	(2,502,795,208)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	(337,007,095)	$(337,007,095)	(33,803,864)	$(33,803,864)

Year Ended July 31	2017		2016
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	889,904,272	$889,904,272	1,126,592,313	$1,126,592,313
Shares issued to shareholders in payment of distributions declared	1,694,175	1,694,175	442,104	442,104
Shares redeemed	(1,106,881,411)	(1,106,881,411)	(1,268,262,586)	(1,268,262,586)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(215,282,964)	$(215,282,964)	(141,228,169)	$(141,228,169)
Annual Shareholder Report
24

Year Ended July 31	2017		2016
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	82,520,844	$82,520,844	93,331,626	$93,331,626
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Municipal Cash Series	—	—	117,641,559	117,641,559
Shares issued to shareholders in payment of distributions declared	96,023	96,023	22,039	22,039
Shares redeemed	(112,739,468)	(112,739,468)	(107,777,171)	(107,777,171)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	(30,122,601)	$(30,122,601)	103,218,053	$103,218,053

Year Ended July 31	2017		2016
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	391,070,412	$391,070,412	537,663,394	$537,663,394
Shares issued to shareholders in payment of distributions declared	161,750	161,750	124,951	124,951
Shares redeemed	(483,252,753)	(483,252,753)	(421,339,721)	(421,339,721)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(92,020,591)	$(92,020,591)	116,448,624	$116,448,624

Year Ended July 31	2017		2016
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	542,312,338	$542,312,338	369,455,793	$369,455,793
Shares issued to shareholders in payment of distributions declared	1,357,036	1,357,036	288,683	288,683
Shares redeemed	(441,830,588)	(441,830,588)	(667,000,274)	(667,000,274)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	101,838,786	$101,838,786	(297,255,798)	$(297,255,798)

Year Ended July 31	2017		2016
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	(—)	(—)	(—)	(—)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	—	$—	—	$—
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(560,249,138)	$(560,249,138)	(196,309,889)	$(196,309,889)
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4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2017 and 2016, was as follows:
	2017	2016
Tax-exempt income	$7,179,255	$1,446,148
Ordinary income[1]	$660,114	$412,048
Long-term capital gains	$315,833	$793,474
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of July 31, 2017, the components of distributable earnings on a tax-basis were as follows:
Undistributed tax-exempt income	$3,826
Undistributed ordinary income[2]	$536,954
Undistributed long-term capital gains	$241,168
2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the year ended July 31, 2017, the Adviser voluntarily waived $1,748,992 of its fee and voluntarily reimbursed $166 of transfer agent fees.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2017, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
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Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Investment Shares, Cash II Shares, Cash Series Shares and Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Investment Shares	0.25%
Cash II Shares	0.35%
Cash Series Shares	0.60%
Trust Shares	0.25%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2017, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Investment Shares	$159,469	$(19,136)
Cash II Shares	319,261	(5,302)
Cash Series Shares	1,010,904	(253,640)
Trust Shares	0[1]	(0)[1]
TOTAL	$1,489,634	$(278,078)
1	Represents less than $1.
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2017, FSC retained $316,555 of fees paid by the Fund.
Other Service Fees
For the year ended July 31, 2017, FSSC received $1,062 and reimbursed $41,870 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Investment Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Automated Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.78%, 0.21%, 0.46%, 0.91%, 1.02%, 0.31% and 0.56% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2018;
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or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended July 31, 2017, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $1,574,410,000 and $1,773,501,000, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2017, there were no outstanding loans. During the year ended July 31, 2017, the program was not utilized.
7. REGULATORY UPDATES
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management does not believe these amendments will have a material impact on the financial statements and accompanying notes.
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8. subsequent events
On July 31, 2017, the Trustees approved the re-designation of the Fund's Trust Shares to Automated Shares effective September 28, 2017. On September 27, 2017, Trust Shares will be closed to new accounts. New purchases by existing Trust Share shareholders will continue to be permitted through the close of business on September 27, 2017. When business opens on September 28, 2017, Trust Shares will be re-designated as Automated Shares and will be available to new accounts as well as new purchases by existing shareholders. In addition, effective as of September 28, 2017, the Fund's Adviser and certain of its affiliates have agreed to waive certain amounts of their respective fees and/or reimburse expenses for the Fund's Automated Shares as discussed in Note 5.
The Fee Limit for the Cash Series Shares as discussed in Note 5 will be effective September 1, 2017.
Effective September 1, 2017, the breakpoints of Administrative Fees paid to FAS described above will change to:
Administrative Services Fee Rate	Average Daily Net Assets of the Investment Complex
0.100 of 1%	on assets up to $50 billion
0.075 of 1%	on assets over $50 billion
9. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended July 31, 2017, the amount of long-term capital gains designated by the Fund was $315,833.
For the year ended July 31, 2017, 100% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF the MONEY MARKET OBLIGATIONS TRUST AND THE Wealth Class SHAREHOLDERS OF FEDERATED MUNICIPAL OBLIGATIONS FUND:
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Municipal Obligations Fund (the “Fund”), a portfolio of the Money Market Obligations Trust, as of July 31, 2017, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2017, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Municipal Obligations Fund as of July 31, 2017, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
September 25, 2017
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2017 to July 31, 2017.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2017	Ending Account Value 7/31/2017	Expenses Paid During Period[1]
Actual	$1,000	$1,003.70	$1.04
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,023.80	$1.08
1	Expenses are equal to the Fund's Wealth Shares annualized net expense ratio of 0.21%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2016, the Trust comprised 30 portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 124 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
IN MEMORIAM–JOHN F. DONAHUE
(Former Chairman and President, and Emeritus Director/Trustee, of the Federated Funds, and Founder, Former Chairman, President and Chief Executive Officer, and Chairman Emeritus, of Federated Investors, Inc.)
With profound sadness, Federated announces the passing of John F. (“Jack”) Donahue, who founded, along with Richard B. Fisher, Federated in 1955 and served as a leader and member of the Boards of Directors/Trustees of the Federated Funds and the Board of Directors of Federated Investors, Inc. Mr. Donahue was a family man of deep faith with exemplary character and fealty, who served his religion, family, community, and the Federated Funds and Federated, as well as their shareholders, officers and employees, with distinction. His integrity, intelligence, and keen sense of fiduciary duty, coupled with his faith, family and background as a West Point graduate and Strategic Air Command B-29 pilot, served as a foundation for his strong business acumen and leadership. Among his many achievements, Mr. Donahue's steadfast and innovative leadership of the Federated Funds and Federated, as well as within the investment management industry, led to the birth of money market funds in the 1970s and their growth as an innovative, efficient and effective cash management vehicle throughout the 1980s, 1990s, 2000s and beyond. Federated expresses deep gratitude to Mr. Donahue for his inspiring leadership, distinguished service and contributions as a husband, father, founder, Board member and officer, colleague and friend. He will be greatly missed.
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Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee, Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Director or Trustee of certain of the funds in the Federated Fund Family; Chief Financial Officer, Treasurer, Vice President and Assistant Secretary, Federated Investors, Inc.; Chairman and Trustee, Federated Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment Management Company; Director, MDTA LLC; Director, Executive Vice President and Assistant Secretary, Federated Securities Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and Director and President, FII Holdings, Inc.
Previous Positions: Director, Federated Investors, Inc.; Assistant Secretary, Federated Investment Management Company, Federated Global Investment Management Company and Passport Research, LTD; Treasurer, Passport Research, LTD; Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.
*	Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, Current Chair of the Compensation Committee, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO, The Collins Group, Inc. (a private equity firm). Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.; Director, Member of the Audit Committee and Technology Committee of Equifax, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Dean of the Duquesne University School of Law; Adjunct Professor of Law, Duquesne University School of Law; formerly, Interim Dean of the Duquesne University School of Law; Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CONSOL Energy Inc.
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as: Associate General Secretary, Diocese of Pittsburgh; a member of the Superior Court of Pennsylvania; and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also currently holds the positions on either a public or not for profit Board of Directors as follows: Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Director, Saint Vincent College; Member, Pennsylvania State Board of Education (public); and Director and Chair, Cardinal Wuerl North Catholic High School, Inc. Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director, Catholic High Schools of the Diocese of Pittsburgh, Inc.; and Director, Pennsylvania Bar Institute.
Peter E. Madden Birth Date: March 16, 1942 Trustee Indefinite Term Began serving: August 1991	Principal Occupation: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; Retired.
Other Directorships Held: None.
Qualifications: Mr. Madden has served in several business management, mutual fund services and directorship positions throughout his career. Mr. Madden previously served as President, Chief Operating Officer and Director, State Street Bank and Trust Company (custodian bank) and State Street Corporation (financial services). He was Director, VISA USA and VISA International and Chairman and Director, Massachusetts Bankers Association. Mr. Madden served as Director, Depository Trust Corporation and Director, The Boston Stock Exchange. Mr. Madden also served as a Representative to the Commonwealth of Massachusetts General Court.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CONSOL Energy Inc.
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CONSOL Energy Inc.; and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
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OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 Vice President Officer since: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 Chief Investment Officer Officer since: May 2004 Portfolio Manager since: November 1996	Principal Occupations: Mary Jo Ochson has been the Fund's Portfolio Manager since November 1996. Ms. Ochson was named Chief Investment Officer of Federated's tax-exempt fixed-income products in 2004 and Chief Investment Officer of Federated's Tax-Free Money Markets in 2010. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.

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Evaluation and Approval of Advisory Contract–May 2017
Federated Municipal Obligations Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term at its May 2017 meetings. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in its decision. Using these judicial decisions as a guide, the Board has indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the Fund and of comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds); and (6) the extent of care, conscientiousness and independence with which the Fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the Board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. Consistent with the judicial decisions and SEC disclosure requirements, the
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Board also considered management fees charged to institutional and other clients of Federated Investment Management Company (the “Adviser”) and its advisory affiliates for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds. The Board was assisted in its deliberations by independent legal counsel. In addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the May meetings, at which the Board's formal approval of the investment advisory contract occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on matters as the need arose. The Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning
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the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
For comparison, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
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Following such evaluation, and full deliberations, the Board concluded that the expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of, and the compliance-related resources provided to, the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Senior Officer's Evaluation. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its peers.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to
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the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity,) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels. It should not be viewed to determine the appropriateness of advisory fees because it
Annual Shareholder Report
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would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
While the Senior Officer noted certain items for follow-up reporting to the Board and further consideration by management, he stated that his observations and information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Municipal Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N658
33515 (9/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.
Annual Shareholder Report
July 31, 2017
Share Class	Ticker
Investment	MOIXX
Wealth	MOFXX
Service	MOSXX
Cash II	MODXX
Cash Series	MFSXX
Capital	MFCXX
Trust	MOTXX

The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.
Federated Municipal Obligations Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2017, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	79.9%
Municipal Notes	16.7%
Commercial Paper	4.6%
Other Assets and Liabilities—Net[2]	(1.2)%
TOTAL	100.0%
At July 31, 2017, the Fund's effective maturity schedule3 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	74.8%
8-30 Days	5.4%
31-90 Days	10.7%
91-180 Days	5.1%
181 Days or more	5.2%
Other Assets and Liabilities—Net[2]	(1.2)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Annual Shareholder Report
1

Portfolio of Investments
July 31, 2017
Principal Amount		Value
	SHORT-TERM MUNICIPALS—101.2%[1]
	Alabama—6.7%
$2,450,000	Alabama HFA MFH, (2000 Series C: Parktowne Apartments) Weekly VRDNs (Park Towne Villas Ltd.)/(Branch Banking & Trust Co. LOC), 0.980%, 8/3/2017	$2,450,000
3,470,000	Alabama HFA MFH, (2007 Series C) Weekly VRDNs (Summit South Mall Apartments Ltd.)/(FNMA LOC), 0.980%, 8/3/2017	3,470,000
1,450,000	Autauga County, AL IDA, (Series 2008) Weekly VRDNs (Marshall Prattville, LLC)/(Wells Fargo Bank, N.A. LOC), 0.970%, 8/3/2017	1,450,000
4,070,000	Chambers County, AL IDA, (Series 2007) Weekly VRDNs (Daeki America, Inc.)/(Comerica Bank LOC), 1.000%, 8/3/2017	4,070,000
50,000,000	Columbia, AL IDB PCRB, (Series 1997) Daily VRDNs (Alabama Power Co.), 0.890%, 8/1/2017	50,000,000
15,000,000	Columbia, AL IDB PCRB, (Series 1997) Weekly VRDNs (Alabama Power Co.), 1.050%, 8/3/2017	15,000,000
3,450,000	Columbia, AL IDB PCRB, (Series C) Daily VRDNs (Alabama Power Co.), 0.860%, 8/1/2017	3,450,000
14,570,000	Millport, AL IDA, (Series 2007) Weekly VRDNs (Steel Dust Recycling, LLC)/(Comerica Bank LOC), 0.970%, 8/3/2017	14,570,000
10,000,000	Millport, AL IDA, (Series 2011) Weekly VRDNs (Steel Dust Recycling, LLC)/(Citibank NA, New York LOC), 0.970%, 8/3/2017	10,000,000
130,000	Tallassee, AL IDB, (Series 1998) Weekly VRDNs (Milstead Farm Group, Inc.)/(FHLB of Atlanta LOC), 1.210%, 8/3/2017	130,000
	TOTAL	104,590,000
	Arizona—0.9%
155,000	Casa Grande, AZ IDA, (Series 2002A) Weekly VRDNs (Price Cos., Inc.)/(Bank of America N.A. LOC), 1.060%, 8/3/2017	155,000
7,221,000	Flagstaff, AZ IDA, (Series 1999) Weekly VRDNs (Joy Cone Co.)/(Citizens Bank of Pennsylvania LOC), 0.970%, 8/3/2017	7,221,000
6,750,000	Pinal County, AZ IDA, (Series 2002) Weekly VRDNs (Milky Way Dairy LLC)/(Cooperatieve Rabobank UA LOC), 0.910%, 8/3/2017	6,750,000
	TOTAL	14,126,000
	California—10.2%
4,910,000	California Enterprise Development Authority, (Series 2015) Weekly VRDNs (J. Harris Industrial Water Treatment, Inc.)/(City National Bank LOC), 0.970%, 8/3/2017	4,910,000
5,000,000	California PCFA, (Series 2001A) Weekly VRDNs (Western Sky Dairy)/(Bank of America N.A. LOC), 0.970%, 8/3/2017	5,000,000
3,500,000	California PCFA, (Series 2002) Weekly VRDNs (Carlos Echeverria and Sons Dairy)/(CoBank, ACB LOC), 0.970%, 8/3/2017	3,500,000
2,940,000	California PCFA, (Series 2002) Weekly VRDNs (T & W Farms)/(Bank of America N.A. LOC), 0.970%, 8/3/2017	2,940,000
Annual Shareholder Report
2

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1]
		California—continued
$2,000,000		California PCFA, (Series 2003) Weekly VRDNs (C.A. and E.J. Vanderham Family Trust)/(CoBank, ACB LOC), 0.970%, 8/3/2017	$2,000,000
3,000,000		California PCFA, (Series 2003) Weekly VRDNs (P & D Dairy and Poso Creek Family Dairy, LLC)/(Bank of the West, San Francisco, CA LOC), 0.970%, 8/3/2017	3,000,000
2,230,000		California PCFA, (Series 2012A) Weekly VRDNs (Metropolitan Recycling LLC)/(Comerica Bank LOC), 0.990%, 8/2/2017	2,230,000
950,000		California PCFA, (Series 2014) Weekly VRDNs (Mill Valley Refuse Service, Inc.)/(Comerica Bank LOC), 0.990%, 8/2/2017	950,000
27,200,000		California PCFA, (Series 2014) Weekly VRDNs (Sierra Pacific Industries)/(Wells Fargo Bank, N.A. LOC), 0.940%, 8/2/2017	27,200,000
1,700,000		California Statewide Communities Development Authority IDRB, (Series 2001A: American Modular Systems, Inc.) Weekly VRDNs (Sarich Family Living Trust)/(Bank of the West, San Francisco, CA LOC), 1.120%, 8/3/2017	1,700,000
49,990,000	[2,3]	Golden State Tobacco Securitization Corp., CA, Tender Option Bond Trust Certificates (2015-XF1038) Weekly VRDNs (California State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.880%, 8/3/2017	49,990,000
2,960,000	[2,3]	Hayward, CA USD, Tender Option Bond Trust Receipts (2017-XF0545) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Bank of America N.A. LIQ), 0.870%, 8/3/2017	2,960,000
19,500,000	[2,3]	Nuveen California Dividend Advantage Municipal Fund, (NAC Series 2) Weekly VRDPs (Citibank NA, New York LIQ), 0.970%, 8/3/2017	19,500,000
19,000,000	[2,3]	Nuveen California Dividend Advantage Municipal Fund, (NAC Series 5) Weekly VRDPs (Citibank NA, New York LIQ), 0.970%, 8/3/2017	19,000,000
14,590,000		University of California (The Regents of), (2013 Series AL-4) Weekly VRDNs, 0.780%, 8/3/2017	14,590,000
		TOTAL	159,470,000
		Colorado—1.4%
7,445,000	[2,3]	Cherry Creek, CO School District No. 5, Solar Eclipse (Series 2017-003), 0.97% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 10/19/2017	7,445,000
3,300,000		Colorado Agricultural Development Authority, (Series 2006) Weekly VRDNs (Monte Vista Dairy, LLC)/(CoBank, ACB LOC), 0.970%, 8/3/2017	3,300,000
11,190,000	[2,3]	El Paso County, CO School District #20 Academy, Solar Eclipse (Series 2017-0006), 0.97% TOBs (U.S. Bank, N.A. LIQ), Mandatory Tender 10/26/2017	11,190,000
		TOTAL	21,935,000
Annual Shareholder Report
3

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1]
		Connecticut—2.8%
$2,900,000		Connecticut Development Authority, (Series 1993) Weekly VRDNs (Rand-Whitney Containerboard LP)/(Bank of Montreal LOC), 0.930%, 8/2/2017	$2,900,000
200,000		Connecticut State Health & Educational Facilities, (Series H) Weekly VRDNs (Lawrence & Memorial Hospital, Inc.)/(TD Bank, N.A. LOC), 0.810%, 8/2/2017	200,000
1,300,000		Connecticut State HEFA, (Series C) Weekly VRDNs (Westminster School)/(Bank of America N.A. LOC), 0.870%, 8/3/2017	1,300,000
300,000		Connecticut State HEFA, (Series E) Weekly VRDNs (Taft School)/(Wells Fargo Bank, N.A. LOC), 0.850%, 8/2/2017	300,000
11,500,000	[2,3]	Connecticut State, Golden Blue (Series 2017-014) VRENs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.000%, 8/3/2017	11,500,000
10,000,000		Enfield, CT, 2.00% BANs, 8/9/2017	10,002,277
11,745,000		Putnam, CT, (Lot B), 1.50% BANs, 12/13/2017	11,758,592
1,605,000		Shelton, CT Housing Authority, (Series 1998) Weekly VRDNs (Crosby Commons)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.870%, 8/3/2017	1,605,000
1,800,000		Stamford, CT Housing Authority, (Series 2016) Weekly VRDNs (Fairfield Apartments)/(FNMA LOC), 0.850%, 8/3/2017	1,800,000
3,000,000		Stratford, CT, 2.50% BANs, 1/3/2018	3,015,087
		TOTAL	44,380,956
		District of Columbia—0.3%
4,775,000	[2,3]	District of Columbia Water & Sewer Authority, Solar Eclipse (Series 2017-0015), 0.98% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 8/24/2017	4,775,000
		Florida—4.8%
10,000,000		Collier County, FL Health Facilities Authority, (Series 2003C-1), 0.92% CP (Cleveland Clinic), Mandatory Tender 8/3/2017	10,000,000
5,000,000		Jacksonville, FL PCR, (Series 1994), 1.00% CP (Florida Power & Light Co.), Mandatory Tender 8/15/2017	5,000,000
15,000,000		Jacksonville, FL PCR, Pollution Control Revenue Refunding Bonds (Series 1992), 1.00% CP (Florida Power & Light Co.), Mandatory Tender 8/15/2017	15,000,000
19,800,000		Lee County, FL IDA, (Series 2016A) Daily VRDNs (Florida Power & Light Co.), 0.880%, 8/1/2017	19,800,000
10,000,000	[2,3]	Miami-Dade County, FL Water & Sewer, Tender Option Bond Trust Receipts (2015-ZF0268) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Toronto Dominion Bank LIQ), 0.970%, 8/3/2017	10,000,000
6,000,000	[2,3]	Orlando, FL Contract Tourist Development, Tender Option Bond Trust Receipts (2015-XM0006) Weekly VRDNs (Orlando, FL)/(JPMorgan Chase Bank, N.A. LIQ), 0.920%, 8/3/2017	6,000,000
Annual Shareholder Report
4

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1]
		Florida—continued
$10,000,000		Sunshine State Governmental Finance Commission, FL, Callable Tax-Exempt Notes (Series H), 0.96% CP (Orlando, FL)/(JPMorgan Chase Bank, N.A. LIQ), Mandatory Tender 9/7/2017	$10,000,000
		TOTAL	75,800,000
		Georgia—2.4%
850,000		Atlanta, GA, Urban Residential Finance Authority, (Series 1995) Weekly VRDNs (West End Housing Development)/(FNMA LOC), 0.970%, 8/3/2017	850,000
5,500,000		Atlanta, GA, Urban Residential Finance Authority, (Series 2006) Weekly VRDNs (Columbia at Sylvan Hills Apartments)/(FNMA LOC), 0.980%, 8/3/2017	5,500,000
100,000		Cobb County, GA Housing Authority, (Series 2002) Weekly VRDNs (Walton Reserve Apartments)/(SunTrust Bank LOC), 0.900%, 8/2/2017	100,000
5,010,000		Columbus, GA Development Authority, (Series 2008) Weekly VRDNs (Avalon Apartments LP)/(FNMA LOC), 0.980%, 8/3/2017	5,010,000
8,600,000		Kennesaw, GA Development Authority, (Series 2004) Weekly VRDNs (Lakeside Vista Apartments)/(FNMA LOC), 0.980%, 8/3/2017	8,600,000
17,000,000		Main Street Gas, Inc., GA, (Series 2010 A2), 0.92% TOBs (Royal Bank of Canada LOC), Optional Tender 8/1/2017	17,000,000
		TOTAL	37,060,000
		Hawaii—0.3%
4,815,000		Hawaii State Department of Budget & Finance (Queen's Health Systems), (2015 Series C) VRENs, 1.270%, 8/3/2017	4,815,000
		Idaho—1.7%
27,335,000		Idaho Health Facilities Authority, (Series 2013ID), 0.95% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 9/1/2017	27,335,000
		Illinois—1.2%
6,000,000		Chicago, IL Midway Airport, (Series 2014C) Weekly VRDNs (Barclays Bank PLC LOC), 0.910%, 8/3/2017	6,000,000
1,000,000		Illinois Development Finance Authority IDB, (Series 2001) Weekly VRDNs (Apogee Enterprises, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.990%, 8/3/2017	1,000,000
1,460,000		Illinois Development Finance Authority IDB, (Series 2001) Weekly VRDNs (Val-Matic Valve & Manufacturing Corp.)/(Bank of America N.A. LOC), 1.050%, 8/3/2017	1,460,000
10,000,000	[2,3]	Illinois Housing Development Authority, Tender Option Bond Trust Certificates (2016-XG0093) Weekly VRDNs (GNMA COL)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 1.060%, 8/3/2017	10,000,000
335,000		Woodridge, DuPage, Will and Cook Counties, IL, (Series 2005) Weekly VRDNs (Home Run Inn Frozen Foods Corp.)/(JPMorgan Chase Bank, N.A. LOC), 1.020%, 8/3/2017	335,000
		TOTAL	18,795,000
Annual Shareholder Report
5

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1]
	Indiana—3.1%
$16,000,000	Bartholomew Consolidated School Corp., IN, 3.25% TANs, 12/29/2017	$16,090,393
6,640,000	Bloomington, IN EDRB, (Series 2008: Henderson Court Apartments) Weekly VRDNs (SY Henderson Court Investors, LP)/(FHLMC LOC), 0.980%, 8/3/2017	6,640,000
1,200,000	Indiana Development Finance Authority, D/B/A Center for Behavioral Health (Series 2002) Weekly VRDNs (South Central Community Mental Health Centers, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.970%, 8/3/2017	1,200,000
12,925,000	Indianapolis, IN MFH, (Series 2004A) Weekly VRDNs (Nora Commons LP)/(U.S. Bank, N.A. LOC), 1.010%, 8/3/2017	12,925,000
5,000,000	Jasper County, IN EDA, (Series 2010A) Weekly VRDNs (T & M LP)/(AgriBank FCB LOC), 0.970%, 8/3/2017	5,000,000
6,000,000	Logansport, IN, (Series 2006) Weekly VRDNs (Andersons Clymers Ethanol LLC)/(CoBank, ACB LOC), 0.960%, 8/3/2017	6,000,000
	TOTAL	47,855,393
	Iowa—0.7%
5,300,000	Iowa Finance Authority, (Series 2007) Weekly VRDNs (Five Star Holdings LLC)/(AgriBank FCB LOC), 0.970%, 8/3/2017	5,300,000
6,000,000	Iowa Finance Authority, (Series 2007) Weekly VRDNs (Roorda Dairy, LLC)/(AgriBank FCB LOC), 0.970%, 8/3/2017	6,000,000
	TOTAL	11,300,000
	Kentucky—0.2%
1,900,000	Georgetown, KY, (Series 2006) Weekly VRDNs (Georgetown College)/(Fifth Third Bank, Cincinnati LOC), 0.930%, 8/4/2017	1,900,000
2,030,000	Kentucky Housing Corp., (Series 2007) Weekly VRDNs (Arbors of Madisonville Apartments LP)/(U.S. Bank, N.A. LOC), 1.090%, 8/3/2017	2,030,000
	TOTAL	3,930,000
	Louisiana—3.9%
12,300,000	Ascension Parish, LA, (Series 1995) Weekly VRDNs (BASF Corp.), 1.030%, 8/2/2017	12,300,000
4,500,000	Ascension Parish, LA, (Series 1997) Weekly VRDNs (BASF Corp.), 1.030%, 8/2/2017	4,500,000
5,000,000	Calcasieu Parish, LA Public Trust Authority, (Series 1997) Weekly VRDNs (WPT Corp.)/(Bank of America N.A. LOC), 0.940%, 8/2/2017	5,000,000
4,630,000	Louisiana HFA, (Series 2007) Weekly VRDNs (Emerald Point Apartments Partners, Ltd.)/(FNMA LOC), 0.980%, 8/3/2017	4,630,000
1,600,000	Port of New Orleans, LA, (Series 2000) Weekly VRDNs (New Orleans Steamboat Co.)/(FHLB of Dallas LOC), 0.970%, 8/3/2017	1,600,000
7,000,000	St. James Parish, LA, (Series 2010A-1) Weekly VRDNs (Nucor Steel Louisiana LLC)/(GTD by Nucor Corp.), 0.940%, 8/2/2017	7,000,000
25,800,000	St. James Parish, LA, (Series 2010B-1) Weekly VRDNs (Nucor Steel Louisiana LLC)/(GTD by Nucor Corp.), 0.940%, 8/2/2017	25,800,000
	TOTAL	60,830,000
Annual Shareholder Report
6

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1]
		Maryland—0.5%
$1,145,000		Maryland State Economic Development Corp., (Series 2005A) Weekly VRDNs (Canusa Hershman Recycling)/(Wells Fargo Bank, N.A. LOC), 0.970%, 8/4/2017	$1,145,000
5,000,000	[2,3]	Maryland State Transportation Authority, Solar Eclipse, 0.97% TOBs (U.S. Bank, N.A. LIQ), Mandatory Tender 10/26/2017	5,000,000
1,500,000		Washington County, MD Economic Development Revenue Board, (Series 2006) Weekly VRDNs (Packaging Services of Maryland, Inc.)/(Wells Fargo Bank, N.A. LOC), 1.020%, 8/3/2017	1,500,000
		TOTAL	7,645,000
		Massachusetts—1.8%
2,612,500		Haverhill, MA, 1.75% BANs, 12/1/2017	2,618,106
10,000,000		Massachusetts Development Finance Agency, (Series 2004), 1.05% CP (Nantucket Electric Co.)/(GTD by Massachusetts Electric Co.), Mandatory Tender 8/24/2017	10,000,000
6,650,000		Massachusetts IFA, (Series 1992B), 1.00% CP (New England Power Co.), Mandatory Tender 9/5/2017	6,650,000
3,000,000		Massachusetts IFA, (Series 1992B), 1.05% CP (New England Power Co.), Mandatory Tender 8/21/2017	3,000,000
500,000	[2,3]	Massachusetts School Building Authority, Tender Option Bond Trust Certificates (2015-XF2203) Weekly VRDNs (Citibank NA, New York LIQ), 0.840%, 8/3/2017	500,000
2,100,000	[2,3]	Massachusetts School Building Authority, Tender Option Bond Trust Certificates (2016-XX1008) Weekly VRDNs (Barclays Bank PLC LIQ), 0.840%, 8/3/2017	2,100,000
2,700,000		Massachusetts State Development Finance Agency, (Series 2006) Weekly VRDNs (Governor Dummer Academy)/(TD Bank, N.A. LOC), 0.830%, 8/2/2017	2,700,000
300,000		Massachusetts State Development Finance Agency, (Series 2006) Weekly VRDNs (Marine Biological Laboratory)/(PNC Bank, N.A. LOC), 0.820%, 8/3/2017	300,000
700,000	[2,3]	Massachusetts State Health & Educational Facility, Tender Option Bond Trust Receipts (2016-XM0232) Weekly VRDNs (Massachusetts Institute of Technology)/(Bank of America N.A. LIQ), 0.870%, 8/3/2017	700,000
		TOTAL	28,568,106
		Michigan—6.0%
4,500,000		Grand Rapids, MI IDR, (Series 2007) Weekly VRDNs (Clipper Belt Lacer Co.)/(Bank of America N.A. LOC), 1.000%, 8/3/2017	4,500,000
85,115,000		Michigan State Housing Development Authority, (Series 2007E) Weekly VRDNs (Bank of Tokyo-Mitsubishi UFJ Ltd. LIQ), 0.960%, 8/2/2017	85,115,000
3,890,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Fresh Solution Farms)/(Fifth Third Bank, Cincinnati LOC), 0.950%, 8/4/2017	3,890,000
		TOTAL	93,505,000
Annual Shareholder Report
7

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1]
		Mississippi—0.9%
$5,975,000		Mississippi Home Corp., (Series 2004-6) Weekly VRDNs (Windsor Park Partners LP)/(FNMA LOC), 0.980%, 8/3/2017	$5,975,000
8,580,000		Mississippi Home Corp., (Series 2006-1) Weekly VRDNs (Terrace Park Apartments)/(Wells Fargo Bank, N.A. LOC), 0.980%, 8/3/2017	8,580,000
		TOTAL	14,555,000
		Missouri—0.2%
3,610,000	[2,3]	Kansas City, MO Water Revenue, Solar Eclipse (Series 2017-0016), 0.98% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 8/24/2017	3,610,000
		Montana—4.2%
65,655,000	[2,3]	Missoula, MT Water System, Golden Blue (Series 2017-011) VRENs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.000%, 8/3/2017	65,655,000
		Multi-State—8.0%
12,100,000	[2,3]	Nuveen Enhanced AMT-Free Quality Municipal Income Fund, (Series 4) Weekly VRDPs (Barclays Bank PLC LIQ), 0.930%, 8/3/2017	12,100,000
29,000,000	[2,3]	Nuveen Enhanced Quality Municipal Income Fund, (Series 1) Weekly VRDPs (Barclays Bank PLC LIQ), 1.020%, 8/3/2017	29,000,000
28,000,000	[2,3]	Nuveen Municipal Credit Income Fund, (Series 2) Weekly VRDPs (JPMorgan Chase Bank, N.A. LIQ), 1.050%, 8/3/2017	28,000,000
56,300,000	[2,3]	Nuveen Municipal Credit Income Fund, (Series 3) Weekly VRDPs (TD Bank, N.A. LIQ), 0.940%, 8/3/2017	56,300,000
		TOTAL	125,400,000
		Nevada—1.6%
2,000,000		Clark County, NV Industrial Development Revenue, (Series 2003A) Weekly VRDNs (Southwest Gas Corp.)/(JPMorgan Chase Bank, N.A. LOC), 0.950%, 8/2/2017	2,000,000
3,645,000	[2,3]	Clark County, NV, Solar Eclipse (Series 2017-0025), 0.97% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 9/21/2017	3,645,000
16,215,000		Nevada Housing Division, (Series 2007) Weekly VRDNs (Vista Creek Apartments, LLC)/(FHLB of San Francisco LOC), 0.950%, 8/3/2017	16,215,000
3,995,000	[2,3]	Nevada State Highway Revenue, Solar Eclipse (Series 2017-0018), 1.09% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 8/31/2017	3,995,000
		TOTAL	25,855,000
		New Hampshire—0.5%
3,000,000		New Hampshire Business Finance Authority, (Series 1990B), 1.01% CP (New England Power Co.), Mandatory Tender 9/21/2017	3,000,000
4,210,000		New Hampshire Business Finance Authority, (Series 2008) Daily VRDNs (Valley Regional Hospital)/(Citizens Bank, N.A., Providence LOC), 0.850%, 8/1/2017	4,210,000
		TOTAL	7,210,000
		New Jersey—4.9%
3,930,000		Clayton Borough, NJ, (Series A), 2.50% BANs, 12/11/2017	3,944,993
7,000,000		Freehold Borough, NJ, (Series 2016A), 2.50% BANs, 12/1/2017	7,030,054
Annual Shareholder Report
8

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1]
		New Jersey—continued
$11,440,000	[2,3]	Garden State Preservation Trust, NJ, Tender Option Bond Trust Receipts (2016-ZF0416) Weekly VRDNs (New Jersey State)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.020%, 8/3/2017	$11,440,000
2,235,765		Linwood, NJ, 2.25% BANs, 7/25/2018	2,254,126
4,126,318		Maple Shade Township, NJ, 2.25% BANs, 6/28/2018	4,157,675
1,600,000		Matawan Borough, NJ, 2.25% BANs, 6/8/2018	1,611,477
2,317,000		Milltown, NJ, 2.25% BANs, 12/20/2017	2,323,606
1,000,000		Monroe Township (Gloucester County), NJ, (Series A), 2.50% BANs, 12/6/2017	1,003,772
2,000,000		New Jersey Health Care Facilities Financing Authority, (Series 2008B) Weekly VRDNs (AHS Hospital Corp.)/(Bank of America N.A. LOC), 0.780%, 8/3/2017	2,000,000
16,250,000		New Jersey Housing & Mortgage Finance Agency, (Series 2005-O) Weekly VRDNs (Barclays Bank PLC LIQ), 1.000%, 8/2/2017	16,250,000
3,750,000	[2,3]	New Jersey State Economic Development Authority, Tender Option Bond Trust Certificates (2016-XF2393) Weekly VRDNs (New Jersey State)/(Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.870%, 8/3/2017	3,750,000
3,780,000		Somers Point, NJ, 2.50% BANs, 12/7/2017	3,795,033
10,000,000		Wall Township, NJ, 2.25% BANs, 6/29/2018	10,079,862
8,000,000		Wood-Ridge, NJ Board of Education, 2.00% BANs, 11/2/2017	8,018,641
		TOTAL	77,659,239
		New Mexico—0.2%
3,400,000		Albuquerque, NM IDRB, (Series 1999) Weekly VRDNs (El Encanto, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.970%, 8/3/2017	3,400,000
300,000		Los Lunas Village, NM, (Series 1998) Weekly VRDNs (Wall Colmonoy Corp.)/(Bank of America N.A. LOC), 1.090%, 8/2/2017	300,000
		TOTAL	3,700,000
		New York—6.2%
3,000,000		Broadalbin-Perth, NY CSD, 2.00% BANs, 6/20/2018	3,021,769
5,131,000		Frewsburg, NY CSD, 2.25% BANs, 6/27/2018	5,178,169
5,590,000		Hempstead (town), NY IDA MFH, (Series 2006) Weekly VRDNs (Hempstead Village Housing Associates LP)/(FNMA LOC), 0.980%, 8/3/2017	5,590,000
6,375,000		Kingston, NY, (2016 Series B), 2.00% BANs, 11/9/2017	6,392,291
18,000,000		Lancaster, NY CSD, 2.50% BANs, 6/14/2018	18,216,359
4,040,000		Mount Markham, NY CSD, 2.00% BANs, 6/28/2018	4,067,111
4,200,000		New Rochelle, NY IDA, (Series 2006: West End Phase I Facility) Weekly VRDNs (180 Union Avenue Owner LP)/(Citibank NA, New York LOC), 0.920%, 8/3/2017	4,200,000
Annual Shareholder Report
9

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1]
		New York—continued
$2,000,000		New York City, NY, (Subseries A-2) Daily VRDNs (Mizuho Bank Ltd. LOC), 0.790%, 8/1/2017	$2,000,000
24,880,000		New York State Energy Research & Development Authority, (1997 Series A) Weekly VRDNs (National Grid Generation LLC)/(Royal Bank of Scotland PLC, Edinburgh LOC), 1.030%, 8/2/2017	24,880,000
5,050,000		Newfield, NY CSD, 2.25% BANs, 6/28/2018	5,095,201
11,865,000		Norwood-Norfolk, NY CSD, 2.25% BANs, 6/29/2018	11,976,916
5,000,000		Owego-Apalachin, NY CSD, 2.00% RANs, 2/22/2018	5,012,240
1,605,000		Prattsburgh, NY CSD, 2.25% BANs, 6/28/2018	1,617,919
		TOTAL	97,247,975
		North Carolina—2.5%
2,350,000		Boone, NC Water and Sewer, 2.00% BANs, 11/1/2017	2,353,524
6,000,000		Boone, NC, 1.50% BANs, 11/1/2017	6,001,497
6,500,000		Boone, NC, 2.00% BANs, 11/1/2017	6,510,558
18,000,000		Hertford County, NC Industrial Facilities & PCFA, (Series 2000A) Weekly VRDNs (Nucor Corp.), 1.040%, 8/2/2017	18,000,000
6,250,000		Union County, NC Industrial Facilities & PCFA, (Series 2007) Weekly VRDNs (Darnel, Inc.)/(Branch Banking & Trust Co. LOC), 0.870%, 8/3/2017	6,250,000
		TOTAL	39,115,579
		North Dakota—1.6%
25,000,000		Grand Forks County, ND, (Series 2011) Weekly VRDNs (J. R. Simplot Co.)/(Cooperatieve Rabobank UA LOC), 1.000%, 8/2/2017	25,000,000
		Ohio—1.5%
4,250,000		Avon, OH Water System, 2.00% BANs, 2/1/2018	4,264,805
11,915,000	[2,3]	Middletown, OH, Golden Blue (Series 2017-003) Weekly VRDNs (Premier Health Partners Obligated Group)/(Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.970%, 8/3/2017	11,915,000
7,000,000	[2,3]	Ohio State Higher Educational Facility Commission (University Hospitals Health System, Inc.), Golden Blue (Series 2017-006) VRENs (University Hospitals Health System, Inc.)/(Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.000%, 8/3/2017	7,000,000
		TOTAL	23,179,805
		Oregon—1.3%
10,000,000		Port of Morrow, OR, (Series 2001A) Weekly VRDNs (Threemile Canyon Farms LLC)/(Cooperatieve Rabobank UA LOC), 0.970%, 8/3/2017	10,000,000
10,000,000		Port of Morrow, OR, (Series 2001C) Weekly VRDNs (Threemile Canyon Farms LLC)/(Cooperatieve Rabobank UA LOC), 0.970%, 8/3/2017	10,000,000
		TOTAL	20,000,000
Annual Shareholder Report
10

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1]
		Pennsylvania—0.6%
$8,900,000		Montgomery County, PA IDA, (Series 2000) Weekly VRDNs (Lonza, Inc.)/(Landesbank Hessen-Thuringen LOC), 0.960%, 8/3/2017	$8,900,000
		South Carolina—1.1%
10,500,000		Berkeley County, SC IDB Weekly VRDNs (Nucor Corp.), 1.000%, 8/2/2017	10,500,000
4,845,000	[2,3]	Berkeley County, SC School District, Solar Eclipse (Series 2017-0030), 0.98% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 8/17/2017	4,845,000
1,880,000		South Carolina Jobs-EDA, (Series 2007) Weekly VRDNs (ACI Industries LLC)/(Bank of America N.A. LOC), 1.020%, 8/3/2017	1,880,000
		TOTAL	17,225,000
		South Dakota—0.2%
3,000,000		South Dakota Value Added Finance Authority, (Series 2004) Weekly VRDNs (Prairie Gold Dairy LLC)/(CoBank, ACB LOC), 0.970%, 8/3/2017	3,000,000
		Tennessee—1.5%
19,300,000		Memphis-Shelby County, TN Industrial Development Board—PCRB, (Series 2007) Weekly VRDNs (Nucor Steel Memphis, Inc.)/(GTD by Nucor Corp.), 1.000%, 8/2/2017	19,300,000
4,225,000		Metropolitan Government Nashville & Davidson County, TN HEFA, (Series 2009) Weekly VRDNs (Meharry Medical College)/(Fifth Third Bank, Cincinnati LOC), 0.930%, 8/4/2017	4,225,000
		TOTAL	23,525,000
		Texas—12.6%
25,000,000		Brazos River, TX, HBR Nav District, (Series 1996) Weekly VRDNs (BASF Corp.), 1.030%, 8/2/2017	25,000,000
15,800,000		Brazos River, TX, HBR Nav District, (Series 1997) Weekly VRDNs (BASF Corp.), 1.030%, 8/2/2017	15,800,000
20,000,000		Calhoun, TX Port Authority, (Series 1998) Weekly VRDNs (BP PLC), 1.030%, 8/2/2017	20,000,000
10,275,000		Capital Area Housing Finance Corp., TX, (Series 2006) Weekly VRDNs (Northwest Residential LP)/(Citibank NA, New York LOC), 0.970%, 8/2/2017	10,275,000
2,950,000		Dalhart, TX Economic Development Corp., (Series 2005) Weekly VRDNs (Northside Farms LLC)/(AgriBank FCB LOC), 0.970%, 8/3/2017	2,950,000
2,100,000		Dallam County, TX Industrial Development Corp., (Series 2007) Weekly VRDNs (Consolidated Dairy Management LLC)/(Wells Fargo Bank, N.A. LOC), 0.970%, 8/3/2017	2,100,000
18,105,000	[2,3]	El Paso County, TX Hospital District, (Series 2017-XM0525) Weekly VRDNs (Assured Guaranty Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 1.070%, 8/3/2017	18,105,000
4,000,000		Jewett, TX Economic Development Corporation, (Series 2003) Weekly VRDNs (Nucor Corp.), 1.000%, 8/2/2017	4,000,000
Annual Shareholder Report
11

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1]
		Texas—continued
$68,025,000		Port of Corpus Christi Authority of Nueces County, TX, (Series 2002A) Weekly VRDNs (Flint Hills Resources LLC)/(GTD by Flint Hills Resources LLC), 0.940%, 8/2/2017	$68,025,000
12,500,000		Port of Corpus Christi Authority of Nueces County, TX, (Series 2003) Weekly VRDNs (Flint Hills Resources LLC)/(GTD by Flint Hills Resources LLC), 1.000%, 8/2/2017	12,500,000
4,200,000		Port of Corpus Christi Authority of Nueces County, TX, (Series 2007) Weekly VRDNs (Flint Hills Resources LLC)/(GTD by Flint Hills Resources LLC), 1.000%, 8/2/2017	4,200,000
15,000,000		Texas State Department of Housing & Community Affairs, (Series 2007) Weekly VRDNs (Onion Creek Housing Partners Ltd.)/(FNMA LOC), 0.980%, 8/3/2017	15,000,000
		TOTAL	197,955,000
		Utah—0.1%
880,000		Salt Lake County, UT Training Facilities, (Series 2000) Weekly VRDNs (Community Foundation For The Disabled, Inc.)/(Wells Fargo Bank Northwest, N.A. LOC), 0.970%, 8/3/2017	880,000
		Virginia—0.2%
3,100,000	[2,3]	Blackrock Virginia Municipal Bond Trust, (Series W-7) Weekly VRDPs (Citibank NA, New York LIQ), 0.950%, 8/3/2017	3,100,000
600,000		King George County IDA, VA, (Series 1996) Weekly VRDNs (Garnet of Virginia, Inc.)/(JPMorgan Chase Bank, N.A. LOC), 1.000%, 8/3/2017	600,000
		TOTAL	3,700,000
		Washington—1.0%
2,125,000		Kitsap County, WA IDC, (Series 2006) Weekly VRDNs (Cara Land Co., LLC)/(Wells Fargo Bank, N.A. LOC), 1.020%, 8/3/2017	2,125,000
5,000,000	[2,3]	Seattle, WA Drain & Wastewater, Solar Eclipse, 0.97% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 9/28/2017	5,000,000
3,540,000		Washington State EDFA, (Series 2007J) Weekly VRDNs (Ocean Gold Seafoods, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.920%, 8/3/2017	3,540,000
2,555,000		Washington State EDFA, (Series 2008D: Skagit Valley Publishing) Weekly VRDNs (Wood Realty, LLC)/(U.S. Bank, N.A. LOC), 0.970%, 8/3/2017	2,555,000
2,000,000		Washington State Health Care Facilities Authority, (Series 2007C) Weekly VRDNs (Multicare Health System)/(Barclays Bank PLC LOC), 0.820%, 8/2/2017	2,000,000
		TOTAL	15,220,000
		West Virginia—0.6%
9,500,000		Grant County, WV County Commission, PCRB (Series 1994), 1.04% CP (Virginia Electric & Power Co.), Mandatory Tender 8/24/2017	9,500,000
		Wisconsin—0.8%
6,000,000		Combined Locks, WI IDRB, (Series 1997) Weekly VRDNs (Appleton Papers)/(Fifth Third Bank, Cincinnati LOC), 0.940%, 8/3/2017	6,000,000
Annual Shareholder Report
12

Principal Amount		Value
	SHORT-TERM MUNICIPALS—continued[1]
	Wisconsin—continued
$1,000,000	Wausau, WI IDA, (Series 2002) Weekly VRDNs (Apogee Enterprises, Inc.)/(Wells Fargo Bank, N.A. LOC), 0.990%, 8/3/2017	$1,000,000
1,240,000	West Bend, WI IDA, (Series 2006) Weekly VRDNs (Jackson Concrete, Inc.)/(U.S. Bank, N.A. LOC), 1.080%, 8/3/2017	1,240,000
3,965,000	Wisconsin State Public Finance Authority, (Series 2016) Weekly VRDNs (Birchwood Properties LP)/(FHLB of Des Moines LOC), 1.040%, 8/3/2017	3,965,000
	TOTAL	12,205,000
	TOTAL MUNICIPAL INVESTMENTS—101.2% (AT AMORTIZED COST)[4]	1,587,013,053
	OTHER ASSETS AND LIABILITIES - NET—(1.2)%[5]	(18,370,196)
	TOTAL NET ASSETS—100%	$1,568,642,857
Securities that are subject to the federal alternative minimum tax (AMT) represent 61.1% of the portfolio as calculated based upon total market value (percentage is unaudited).
1	Current rate and next reset date shown for Variable Rate Demand Instruments.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2017, these liquid restricted securities amounted to $428,120,000, which represented 27.3% of total net assets.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2017, these restricted securities amounted to $428,120,000, which represented 27.3% of total net assets.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2017.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund's assets as of July 31, 2017, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
Annual Shareholder Report
13

The following acronyms are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
COL	—Collateralized
CP	—Commercial Paper
CSD	—Central School District
EDA	—Economic Development Authority
EDFA	—Economic Development Finance Authority
EDRB	—Economic Development Revenue Bond
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GNMA	—Government National Mortgage Association
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDC	—Industrial Development Corporation
IDR	—Industrial Development Revenue
IDRB(s)	—Industrial Development Revenue Bond(s)
IFA	—Industrial Finance Authority
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MFH	—Multi-Family Housing
PCFA	—Pollution Control Finance Authority
PCR	—Pollution Control Revenue
PCRB	—Pollution Control Revenue Bond
RANs	—Revenue Anticipation Notes
TANs	—Tax Anticipation Notes
TOBs	—Tender Option Bonds
USD	—Unified School District
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRENs	—Variable Rate Extendible Notes
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
14

Financial Highlights–Investment Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,		Period Ended 7/31/2015[1]
	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.000[2]	0.000[2]
Net realized gain on investments	0.001	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.002	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.001)	(0.000)[2]	(0.000)[2]
Distributions from net realized gain on investments	(0.001)	(0.000)[2]	—
TOTAL DISTRIBUTIONS	(0.002)	(0.000)[2]	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00
Total Return[3]	0.17%	0.06%	0.00%[4]
Ratios to Average Net Assets:
Net expenses	0.76%	0.53%[5]	0.15%[6]
Net investment income	0.11%	0.01%	0.01%[6]
Expense waiver/reimbursement[7]	0.16%	0.38%	0.76%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$68,690	$56,319	$0[8]
1	Reflects operations for the period from June 2, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended July 31, 2016, was 0.53% after taking into account this expense reduction.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
8	Represents less than $1,000.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
15

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.001	0.000[1]	0.000[1]	0.001
Net realized gain on investments	0.001	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.002	0.001	0.000[1]	0.000[1]	0.001
Less Distributions:
Distributions from net investment income	(0.001)	(0.001)	(0.000)[1]	(0.000)[1]	(0.001)
Distributions from net realized gain on investments	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.002)	(0.001)	(0.000)[1]	(0.000)[1]	(0.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.72%	0.17%	0.01%	0.02%	0.05%
Ratios to Average Net Assets:
Net expenses	0.21%	0.17%[3]	0.14%	0.16%	0.21%
Net investment income	0.64%	0.11%	0.01%	0.01%	0.06%
Expense waiver/reimbursement[4]	0.11%	0.14%	0.16%	0.14%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$667,169	$1,003,993	$1,037,940	$1,242,908	$1,229,003
1	Represents less than $0.001.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended July 31, 2016, was 0.17% after taking into account this expense reduction.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
16

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.004	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.001	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.005	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.004)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.005)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.47%	0.08%	0.01%	0.02%	0.01%
Ratios to Average Net Assets:
Net expenses	0.46%	0.25%[3]	0.14%	0.16%	0.25%
Net investment income	0.39%	0.03%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[4]	0.11%	0.31%	0.40%	0.39%	0.30%
Supplemental Data:
Net assets, end of period (000 omitted)	$369,709	$584,893	$726,226	$747,980	$738,562
1	Represents less than $0.001.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended July 31, 2016, was 0.25% after taking into account this expense reduction.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
17

Financial Highlights–Cash II Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,		Period Ended 7/31/2015[1]
	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[2]	0.000[2]	0.000[2]
Net realized gain on investments	0.001	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.000)[2]	(0.000)[2]	(0.000)[2]
Distributions from net realized gain on investments	(0.001)	(0.000)[2]	—
TOTAL DISTRIBUTIONS	(0.001)	(0.000)[2]	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00
Total Return[3]	0.11%	0.06%	0.00%[4]
Ratios to Average Net Assets:
Net expenses	0.82%	0.33%[5]	0.15%[6]
Net investment income	0.04%	0.01%	0.01%[6]
Expense waiver/reimbursement[7]	0.19%	0.68%	0.86%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$88,884	$118,980	$15,750
1	Reflects operations for the period from June 2, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended July 31, 2016, was 0.33% after taking into account this expense reduction.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
18

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,		Period Ended 7/31/2015[1]
	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[2]	0.000[2]	0.000[2]
Net realized gain on investments	0.001	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.000) [2]	(0.000)[2]	(0.000)[2]
Distributions from net realized gain on investments	(0.001)	(0.000)[2]	—
TOTAL DISTRIBUTIONS	(0.001)	(0.000)[2]	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00
Total Return[3]	0.07%	0.06%	0.00%[4]
Ratios to Average Net Assets:
Net expenses	0.83%	0.30%[5]	0.15%[6]
Net investment income	0.01%	0.01%	0.01%[6]
Expense waiver/reimbursement[7]	0.45%	0.96%	1.11%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$118,975	$210,967	$94,515
1	Reflects operations for the period from June 2, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended July 31, 2016, was 0.30% after taking into account this expense reduction.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
19

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.006	0.001	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.001	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.007	0.001	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.006)	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.007)	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.62%	0.13%	0.01%	0.02%	0.01%
Ratios to Average Net Assets:
Net expenses	0.31%	0.18%[3]	0.14%	0.16%	0.25%
Net investment income	0.57%	0.05%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[4]	0.11%	0.23%	0.26%	0.24%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$255,216	$153,275	$450,631	$698,550	$726,987
1	Represents less than $0.001.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended July 31, 2016, was 0.18% after taking into account this expense reduction.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
20

Financial Highlights–Trust Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,		Period Ended 7/31/2015[2]
	2017[1]	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.002	0.000[3]	0.000[3]
Net realized gain on investments	0.001	0.000[3]	0.000[3]
TOTAL FROM INVESTMENT OPERATIONS	0.003	0.000[3]	0.000[3]
Less Distributions:
Distributions from net investment income	(0.002)	(0.000)[3]	(0.000)[3]
Distributions from net realized gain on investments	(0.001)	(0.000)[3]	—
TOTAL DISTRIBUTIONS	(0.003)	(0.000)[3]	(0.000)[3]
Net Asset Value, End of Period	$1.00	$1.00	$1.00
Total Return[4]	0.29%	0.06%	0.00%[5]
Ratios to Average Net Assets:
Net expenses	0.61%	0.28%[6]	0.15%[7]
Net investment income	0.23%	0.01%	0.01%[7]
Expense waiver/reimbursement[8]	0.11%	0.53%	0.66%[7]
Supplemental Data:
Net assets, end of period (000 omitted)	$0[9]	$0[9]	$0[9]
1	Certain ratios included above in Ratios to Average Net Assets and per share amounts may be inflated or deflated as compared to the fee structure for each respective share class as a result of daily systematic allocations being rounded to the nearest penny for fund level income, expense and realized/unrealized gain/loss amounts. Such differences are immaterial.
2	Reflects operations for the period from June 2, 2015 (date of initial investment) to July 31, 2015.
3	Represents less than $0.001.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Represents less than 0.01%.
6	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended July 31, 2016, was 0.28% after taking into account this expense reduction.
7	Computed on an annualized basis.
8	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
9	Represents less than $1,000.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
21

Statement of Assets and Liabilities
July 31, 2017
Assets:
Total investment in securities, at amortized cost and fair value		$1,587,013,053
Cash		1,648,202
Income receivable		2,976,219
Receivable for shares sold		1,747,144
TOTAL ASSETS		1,593,384,618
Liabilities:
Payable for investments purchased	$19,090,000
Payable for shares redeemed	4,964,102
Income distribution payable	226,360
Payable to adviser (Note 5)	3,737
Payable for administrative fees (Note 5)	3,392
Payable for distribution services fee (Note 5)	89,967
Payable for other service fees (Notes 2 and 5)	166,233
Accrued expenses (Note 5)	197,970
TOTAL LIABILITIES		24,741,761
Net assets for 1,567,881,220 shares outstanding		$1,568,642,857
Net Assets Consist of:
Paid-in capital		$1,567,860,909
Accumulated net realized gain on investments		778,122
Undistributed net investment income		3,826
TOTAL NET ASSETS		$1,568,642,857
Annual Shareholder Report
22

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Investment Shares:
$68,689,982 ÷ 68,656,692 shares outstanding, no par value, unlimited shares authorized	$1.00
Wealth Shares:
$667,168,831 ÷ 666,845,669 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$369,708,506 ÷ 369,528,649 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash II Shares:
$88,884,288 ÷ 88,841,209 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash Series Shares:
$118,974,656 ÷ 118,916,987 shares outstanding, no par value, unlimited shares authorized	$1.00
Capital Shares:
$255,216,494 ÷ 255,091,914 shares outstanding, no par value, unlimited shares authorized	$1.00
Trust Shares:
$100 ÷ 100 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
23

Statement of Operations
Year Ended July 31, 2017
Investment Income:
Interest			$13,909,307
Expenses:
Investment adviser fee (Note 5)		$3,240,126
Administrative fee (Note 5)		1,271,011
Custodian fees		57,827
Transfer agent fee (Note 2)		379,168
Directors'/Trustees' fees (Note 5)		14,557
Auditing fees		22,365
Legal fees		34,583
Portfolio accounting fees		235,678
Distribution services fee (Note 5)		1,489,634
Other service fees (Notes 2 and 5)		2,125,968
Share registration costs		200,350
Printing and postage		54,009
Miscellaneous (Note 5)		33,977
TOTAL EXPENSES		9,159,253
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 5)	$(1,748,992)
Waivers/reimbursements of other operating expenses (Notes 2 and 5)	(681,703)
TOTAL WAIVERS AND REIMBURSEMENTS		(2,430,695)
Net expenses			6,728,558
Net investment income			7,180,749
Net realized gain on investments			1,438,246
Change in net assets resulting from operations			$8,618,995
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
24

Statement of Changes in Net Assets
Year Ended July 31	2017	2016
Increase (Decrease) in Net Assets
Operations:
Net investment income	$7,180,749	$1,449,136
Net realized gain on investments	1,438,246	879,501
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	8,618,995	2,328,637
Distributions to Shareholders:
Distributions from net investment income
Investment Shares	(67,766)	(679)
Wealth Shares	(4,007,891)	(1,069,355)
Service Shares	(1,676,312)	(181,253)
Cash II Shares	(36,942)	(9,458)
Cash Series Shares	(17,163)	(19,042)
Capital Shares	(1,373,181)	(166,361)
Trust Shares	(0)[1]	(0)[1]
Distributions from net realized gain on investments
Investment Shares	(43,455)	(0)[1]
Wealth Shares	(310,551)	(509,517)
Service Shares	(268,524)	(342,270)
Cash II Shares	(59,645)	(12,804)
Cash Series Shares	(145,111)	(105,910)
Capital Shares	(148,661)	(235,021)
Trust Shares	(0)[1]	(0)[1]
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(8,155,202)	(2,651,670)
Share Transactions:
Proceeds from sale of shares	4,280,412,226	4,665,357,180
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Municipal Cash Series	—	117,641,559
Net asset value of shares issued to shareholders in payment of distributions declared	5,517,266	1,384,686
Cost of shares redeemed	(4,846,178,630)	(4,980,693,314)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(560,249,138)	(196,309,889)
Change in net assets	(559,785,345)	(196,632,922)
Net Assets:
Beginning of period	2,128,428,202	2,325,061,124
End of period (including undistributed net investment income of $3,826 and $2,332, respectively)	$1,568,642,857	$2,128,428,202
1	Represents less than $1.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
25

Notes to Financial Statements
July 31, 2017
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 30 portfolios. The financial statements included herein are only those of Federated Municipal Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers seven classes of shares: Investment Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from all federal regular income tax consistent with stability of principal. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations, and state and local taxes.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Trustees determine such liquidity fees or redemption gates are in the best interests of the Fund.
On December 11, 2015, the Fund acquired all of the net assets of Federated Municipal Cash Series (the “Acquired Fund”), an open-end investment company in a tax-free reorganization in exchange for shares of the Fund, pursuant to a plan of reorganization approved by the Acquired Fund's Board of Directors on May 14, 2015. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Fund's realized gains and losses with amounts distributable to shareholders for tax purposes.
For every one share of the Acquired Fund exchanged, a shareholder received one share of the Fund's Cash II Shares.
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26

The Fund received net assets from the Acquired Fund as the result of the tax-free reorganization as follow:
Cash II Shares of the Fund Issued	Acquired Fund Net Assets Received	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
117,641,559	$117,641,559	$2,501,325,401	$2,618,966,960
Assuming the acquisition had been completed on August 1, 2015, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the year ended July 31, 2016 are as follows:
Net investment income*	$1,455,776
Net realized gain on investments	$953,052
Net increase in net assets resulting from operations	$2,408,828
*	Net investment income reflects $6,640 of pro forma eliminated expenses.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that has been included in the Fund's Statement of Operations as of July 31, 2016.
Effective December 31, 2015, Institutional Shares were re-designated as Wealth Shares.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a Valuation Committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic
Annual Shareholder Report
27

reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Investment Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares may bear distribution services fees, other service fees and transfer agent fees unique to those classes. The detail of the total fund expense waivers and reimbursements of $2,430,695 is disclosed in various locations in this Note 2 and Note 5. For the year ended July 31, 2017, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Investment Shares	$66,315	$—
Wealth Shares	24,780	—
Service Shares	17,963	(162)
Cash II Shares	87,158	—
Cash Series Shares	173,081	—
Capital Shares	9,871	(4)
Trust Shares	0[1]	(0)[1]
TOTAL	$379,168	$(166)
1	Represents less than $1.

Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
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28

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Investment Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2017, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Investment Shares	$159,172	$(5,161)	$(10,287)
Service Shares	$1,074,747	$—	$—
Cash II Shares	$228,036	$(5,024)	$(68,066)
Cash Series Shares	$421,210	$(31,685)	$(283,236)
Capital Shares	$242,803	$—	$—
Trust Shares	$0[1]	$(0)[1]	$(0)[1]
TOTAL	$2,125,968	$(41,870)	$(361,589)
1	Represents less than $1.

For the year ended July 31, 2017, the Fund's Wealth Shares did not incur other service fees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2017, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2017, tax years 2014 through 2017 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a
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security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended July 31	2017		2016
Investment Shares:	Shares	Amount	Shares	Amount
Shares sold	96,537,283	$96,537,283	69,828,940	$69,828,940
Shares issued to shareholders in payment of distributions declared	111,221	111,221	679	679
Shares redeemed	(84,303,177)	(84,303,177)	(13,518,354)	(13,518,354)
NET CHANGE RESULTING FROM INVESTMENT SHARE TRANSACTIONS	12,345,327	$12,345,327	56,311,265	$56,311,265

Year Ended July 31	2017		2016
Wealth Shares:	Shares	Amount	Shares	Amount
Shares sold	2,278,067,077	$2,278,067,077	2,468,485,114	$2,468,485,114
Shares issued to shareholders in payment of distributions declared	2,097,061	2,097,061	506,230	506,230
Shares redeemed	(2,617,171,233)	(2,617,171,233)	(2,502,795,208)	(2,502,795,208)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	(337,007,095)	$(337,007,095)	(33,803,864)	$(33,803,864)

Year Ended July 31	2017		2016
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	889,904,272	$889,904,272	1,126,592,313	$1,126,592,313
Shares issued to shareholders in payment of distributions declared	1,694,175	1,694,175	442,104	442,104
Shares redeemed	(1,106,881,411)	(1,106,881,411)	(1,268,262,586)	(1,268,262,586)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(215,282,964)	$(215,282,964)	(141,228,169)	$(141,228,169)
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Year Ended July 31	2017		2016
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	82,520,844	$82,520,844	93,331,626	$93,331,626
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Municipal Cash Series	—	—	117,641,559	117,641,559
Shares issued to shareholders in payment of distributions declared	96,023	96,023	22,039	22,039
Shares redeemed	(112,739,468)	(112,739,468)	(107,777,171)	(107,777,171)
NET CHANGE RESULTING FROM CASH II SHARE TRANSACTIONS	(30,122,601)	$(30,122,601)	103,218,053	$103,218,053

Year Ended July 31	2017		2016
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	391,070,412	$391,070,412	537,663,394	$537,663,394
Shares issued to shareholders in payment of distributions declared	161,750	161,750	124,951	124,951
Shares redeemed	(483,252,753)	(483,252,753)	(421,339,721)	(421,339,721)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(92,020,591)	$(92,020,591)	116,448,624	$116,448,624

Year Ended July 31	2017		2016
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	542,312,338	$542,312,338	369,455,793	$369,455,793
Shares issued to shareholders in payment of distributions declared	1,357,036	1,357,036	288,683	288,683
Shares redeemed	(441,830,588)	(441,830,588)	(667,000,274)	(667,000,274)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	101,838,786	$101,838,786	(297,255,798)	$(297,255,798)

Year Ended July 31	2017		2016
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	(—)	(—)	(—)	(—)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	—	$—	—	$—
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(560,249,138)	$(560,249,138)	(196,309,889)	$(196,309,889)
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4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2017 and 2016, was as follows:
	2017	2016
Tax-exempt income	$7,179,255	$1,446,148
Ordinary income[1]	$660,114	$412,048
Long-term capital gains	$315,833	$793,474
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of July 31, 2017, the components of distributable earnings on a tax-basis were as follows:
Undistributed tax-exempt income	$3,826
Undistributed ordinary income[2]	$536,954
Undistributed long-term capital gains	$241,168
2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the year ended July 31, 2017, the Adviser voluntarily waived $1,748,992 of its fee and voluntarily reimbursed $166 of transfer agent fees.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2017, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
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Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Investment Shares, Cash II Shares, Cash Series Shares and Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Investment Shares	0.25%
Cash II Shares	0.35%
Cash Series Shares	0.60%
Trust Shares	0.25%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2017, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Investment Shares	$159,469	$(19,136)
Cash II Shares	319,261	(5,302)
Cash Series Shares	1,010,904	(253,640)
Trust Shares	0[1]	(0)[1]
TOTAL	$1,489,634	$(278,078)
1	Represents less than $1.
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2017, FSC retained $316,555 of fees paid by the Fund.
Other Service Fees
For the year ended July 31, 2017, FSSC received $1,062 and reimbursed $41,870 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Investment Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Automated Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.78%, 0.21%, 0.46%, 0.91%, 1.02%, 0.31% and 0.56% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2018;
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or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended July 31, 2017, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $1,574,410,000 and $1,773,501,000, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2017, there were no outstanding loans. During the year ended July 31, 2017, the program was not utilized.
7. REGULATORY UPDATES
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management does not believe these amendments will have a material impact on the financial statements and accompanying notes.
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8. subsequent events
On July 31, 2017, the Trustees approved the re-designation of the Fund's Trust Shares to Automated Shares effective September 28, 2017. On September 27, 2017, Trust Shares will be closed to new accounts. New purchases by existing Trust Share shareholders will continue to be permitted through the close of business on September 27, 2017. When business opens on September 28, 2017, Trust Shares will be re-designated as Automated Shares and will be available to new accounts as well as new purchases by existing shareholders. In addition, effective as of September 28, 2017, the Fund's Adviser and certain of its affiliates have agreed to waive certain amounts of their respective fees and/or reimburse expenses for the Fund's Automated Shares as discussed in Note 5.
The Fee Limit for the Cash Series Shares as discussed in Note 5 will be effective September 1, 2017.
Effective September 1, 2017, the breakpoints of Administrative Fees paid to FAS described above will change to:
Administrative Services Fee Rate	Average Daily Net Assets of the Investment Complex
0.100 of 1%	on assets up to $50 billion
0.075 of 1%	on assets over $50 billion
9. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended July 31, 2017, the amount of long-term capital gains designated by the Fund was $315,833.
For the year ended July 31, 2017, 100% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF the MONEY MARKET OBLIGATIONS TRUST AND THE SHAREHOLDERS OF FEDERATED MUNICIPAL OBLIGATIONS FUND:
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Municipal Obligations Fund (the “Fund”), a portfolio of the Money Market Obligations Trust, as of July 31, 2017, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2017 by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Municipal Obligations Fund as of July 31, 2017, and the results of its operations for the year then ended, the changes in its net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
September 25, 2017
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2017 to July 31, 2017.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2017	Ending Account Value 7/31/2017	Expenses Paid During Period[1]
Actual:
Investment Shares	$1,000	$1,000.80	$3.87
Wealth Shares	$1,000	$1,003.70	$1.04
Service Shares	$1,000	$1,002.40	$2.28
Cash II Shares	$1,000	$1,000.30	$4.51
Cash Series Shares	$1,000	$1,000.10	$5.21
Capital Shares	$1,000	$1,003.20	$1.54
Trust Shares	$1,000	$1,001.70	$3.03
Hypothetical (assuming a 5% return before expenses):
Investment Shares	$1,000	$1,020.90	$3.91
Wealth Shares	$1,000	$1,023.80	$1.05
Service Shares	$1,000	$1,022.50	$2.31
Cash II Shares	$1,000	$1,020.40	$4.56
Cash Series Shares	$1,000	$1,019.59	$5.26
Capital Shares	$1,000	$1,023.30	$1.56
Trust Shares	$1,000	$1,021.77	$3.06
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Investment Shares	0.78%
Wealth Shares	0.21%
Service Shares	0.46%
Cash II Shares	0.91%
Cash Series Shares	1.05%
Capital Shares	0.31%
Trust Shares	0.61%
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2016, the Trust comprised 30 portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 124 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
IN MEMORIAM–JOHN F. DONAHUE
(Former Chairman and President, and Emeritus Director/Trustee, of the Federated Funds, and Founder, Former Chairman, President and Chief Executive Officer, and Chairman Emeritus, of Federated Investors, Inc.)
With profound sadness, Federated announces the passing of John F. (“Jack”) Donahue, who founded, along with Richard B. Fisher, Federated in 1955 and served as a leader and member of the Boards of Directors/Trustees of the Federated Funds and the Board of Directors of Federated Investors, Inc. Mr. Donahue was a family man of deep faith with exemplary character and fealty, who served his religion, family, community, and the Federated Funds and Federated, as well as their shareholders, officers and employees, with distinction. His integrity, intelligence, and keen sense of fiduciary duty, coupled with his faith, family and background as a West Point graduate and Strategic Air Command B-29 pilot, served as a foundation for his strong business acumen and leadership. Among his many achievements, Mr. Donahue's steadfast and innovative leadership of the Federated Funds and Federated, as well as within the investment management industry, led to the birth of money market funds in the 1970s and their growth as an innovative, efficient and effective cash management vehicle throughout the 1980s, 1990s, 2000s and beyond. Federated expresses deep gratitude to Mr. Donahue for his inspiring leadership, distinguished service and contributions as a husband, father, founder, Board member and officer, colleague and friend. He will be greatly missed.
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Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee, Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Director or Trustee of certain of the funds in the Federated Fund Family; Chief Financial Officer, Treasurer, Vice President and Assistant Secretary, Federated Investors, Inc.; Chairman and Trustee, Federated Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment Management Company; Director, MDTA LLC; Director, Executive Vice President and Assistant Secretary, Federated Securities Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and Director and President, FII Holdings, Inc.
Previous Positions: Director, Federated Investors, Inc.; Assistant Secretary, Federated Investment Management Company, Federated Global Investment Management Company and Passport Research, LTD; Treasurer, Passport Research, LTD; Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.
*	Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, Current Chair of the Compensation Committee, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO, The Collins Group, Inc. (a private equity firm). Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.; Director, Member of the Audit Committee and Technology Committee of Equifax, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Dean of the Duquesne University School of Law; Adjunct Professor of Law, Duquesne University School of Law; formerly, Interim Dean of the Duquesne University School of Law; Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CONSOL Energy Inc.
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as: Associate General Secretary, Diocese of Pittsburgh; a member of the Superior Court of Pennsylvania; and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also currently holds the positions on either a public or not for profit Board of Directors as follows: Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Director, Saint Vincent College; Member, Pennsylvania State Board of Education (public); and Director and Chair, Cardinal Wuerl North Catholic High School, Inc. Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director, Catholic High Schools of the Diocese of Pittsburgh, Inc.; and Director, Pennsylvania Bar Institute.
Peter E. Madden Birth Date: March 16, 1942 Trustee Indefinite Term Began serving: August 1991	Principal Occupation: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; Retired.
Other Directorships Held: None.
Qualifications: Mr. Madden has served in several business management, mutual fund services and directorship positions throughout his career. Mr. Madden previously served as President, Chief Operating Officer and Director, State Street Bank and Trust Company (custodian bank) and State Street Corporation (financial services). He was Director, VISA USA and VISA International and Chairman and Director, Massachusetts Bankers Association. Mr. Madden served as Director, Depository Trust Corporation and Director, The Boston Stock Exchange. Mr. Madden also served as a Representative to the Commonwealth of Massachusetts General Court.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CONSOL Energy Inc.
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CONSOL Energy Inc.; and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
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OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: October 1998	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 Vice President Officer since: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 Chief Investment Officer Officer since: May 2004 Portfolio Manager since: November 1996	Principal Occupations: Mary Jo Ochson has been the Fund's Portfolio Manager since November 1996. Ms. Ochson was named Chief Investment Officer of Federated's tax-exempt fixed-income products in 2004 and Chief Investment Officer of Federated's Tax-Free Money Markets in 2010. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Funds Adviser since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.

Annual Shareholder Report
45

Evaluation and Approval of Advisory Contract–May 2017
Federated Municipal Obligations Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term at its May 2017 meetings. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in its decision. Using these judicial decisions as a guide, the Board has indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the Fund and of comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds); and (6) the extent of care, conscientiousness and independence with which the Fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the Board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. Consistent with the judicial decisions and SEC disclosure requirements, the
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Board also considered management fees charged to institutional and other clients of Federated Investment Management Company (the “Adviser”) and its advisory affiliates for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds. The Board was assisted in its deliberations by independent legal counsel. In addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the May meetings, at which the Board's formal approval of the investment advisory contract occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on matters as the need arose. The Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning
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the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
For comparison, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
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Following such evaluation, and full deliberations, the Board concluded that the expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of, and the compliance-related resources provided to, the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Senior Officer's Evaluation. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its peers.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to
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the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity,) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels. It should not be viewed to determine the appropriateness of advisory fees because it
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would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
While the Senior Officer noted certain items for follow-up reporting to the Board and further consideration by management, he stated that his observations and information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Municipal Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919635
CUSIP 60934N658
CUSIP 60934N641
CUSIP 608919668
CUSIP 608919650
CUSIP 60934N633
CUSIP 608919643
Q450516 (9/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.
Annual Shareholder Report
July 31, 2017
Share Class	Ticker
Wealth	PCOXX

The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.
Federated Prime Cash Obligations Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2017, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Commercial Paper and Notes	36.4%
Variable Rate Instruments	32.9%
Other Repurchase Agreements and Repurchase Agreements	14.6%
Bank Instruments	14.5%
U.S. Treasury Securities	1.7%
Other Assets and Liabilities—Net[2]	(0.1)%
TOTAL	100.0%
At July 31, 2017, the Fund's effective maturity schedule3 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	52.1%[4]
8 to 30 Days	14.0%
31 to 90 Days	17.7%
91 to 180 Days	6.9%
181 Days or more	9.4%
Other Assets and Liabilities—Net[2]	(0.1)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, Commercial Paper and Notes include commercial paper and corporate notes with interest rates that are fixed or that reset periodically.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
4	Overnight securities comprised 23.8% of the Fund's portfolio.
Annual Shareholder Report
1

Portfolio of Investments
July 31, 2017
Principal Amount			Value
		CERTIFICATES OF DEPOSIT—5.2%
		Finance - Banking—5.2%
$110,000,000		Bank of Montreal, 1.550%—1.600%, 12/18/2017 - 7/20/2018	$110,000,000
50,000,000		Canadian Imperial Bank of Commerce, 1.590%, 7/6/2018	50,000,000
10,000,000		Canadian Imperial Bank of Commerce, 1.590%, 7/9/2018	10,000,000
25,000,000		Mizuho Bank Ltd., 1.320%, 9/18/2017	24,956,090
55,000,000		Toronto Dominion Bank, 1.400%—1.600%, 10/17/2017 - 7/20/2018	55,000,000
60,000,000		Wells Fargo Bank, N.A., 1.300%, 10/20/2017 - 11/9/2017	60,000,000
		TOTAL CERTIFICATES OF DEPOSIT	309,956,090
		COMMERCIAL PAPER—36.2%[1]
		Aerospace/Auto—2.0%
42,000,000		Toyota Credit Canada, Inc., (Toyota Motor Corp. SA), 1.527%—1.548%, 4/6/2018 - 4/20/2018	41,546,986
75,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 1.507%, 4/3/2018	74,239,479
		TOTAL	115,786,465
		Finance - Banking—17.7%
204,500,000	[2,3]	Bank of Nova Scotia, Toronto, 1.415%—1.507%, 9/18/2017 - 4/13/2018	202,577,797
100,000,000		Banque et Caisse d'Epargne de L'Etat, 1.333%, 11/6/2017	99,643,274
35,000,000		Banque et Caisse d'Epargne de L'Etat, 1.360%, 12/6/2017	34,833,312
137,000,000	[2,3]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.327%—1.605%, 10/6/2017 - 7/19/2018	135,878,713
20,000,000	[2,3]	Canadian Imperial Bank of Commerce, 1.380%, 10/26/2017	19,934,736
122,875,000	[2,3]	DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 1.080%, 8/1/2017	122,875,000
30,000,000	[2,3]	Gotham Funding Corp., (Bank of Tokyo-Mitsubishi UFJ Ltd. LIQ), 1.152%, 8/8/2017	29,993,292
35,000,000		ING (U.S.) Funding LLC, 1.182%, 8/7/2017	34,993,117
80,000,000	[2,3]	LMA-Americas LLC, (Credit Agricole Corporate and Investment Bank LIQ), 1.080%—1.132%, 8/1/2017 - 8/4/2017	79,998,117
175,000,000	[2,3]	Matchpoint Finance PLC, (BNP Paribas SA LIQ), 1.173%—1.294%, 8/1/2017 - 9/14/2017	174,887,104
115,160,000	[2,3]	Societe Generale, Paris, 1.241%—1.252%, 8/31/2017	115,040,708
		TOTAL	1,050,655,170
		Finance - Retail—7.3%
99,000,000	[2,3]	Barton Capital S.A., 1.182%—1.273%, 8/8/2017 - 9/8/2017	98,936,863
87,000,000	[2,3]	CAFCO, LLC, 1.124%—1.144%, 8/14/2017 - 8/17/2017	86,964,176
50,000,000	[2,3]	CHARTA, LLC, 1.390%, 12/13/2017	49,743,167
37,000,000	[2,3]	CRC Funding, LLC, 1.153%—1.440%, 8/11/2017 - 1/9/2018	36,897,043
Annual Shareholder Report
2

Principal Amount			Value
		COMMERCIAL PAPER—continued[1]
		Finance - Retail—continued
$26,000,000	[2,3]	Old Line Funding, LLC, 1.315%, 10/30/2017	$25,914,850
135,000,000	[2,3]	Starbird Funding Corp., 1.163%—1.334%, 8/2/2017 - 10/4/2017	134,901,692
		TOTAL	433,357,791
		Finance - Securities—4.0%
56,000,000	[2,3]	Anglesea Funding LLC, 1.224%—1.420%, 8/1/2017 - 1/5/2018	55,935,174
78,500,000		Collateralized Commercial Paper Co. LLC, (J.P. Morgan Securities LLC SA), 1.355%—1.568%, 10/23/2017 - 4/20/2018	77,714,730
8,500,000	[2,3]	Collateralized Commercial Paper II Co. LLC, (J.P. Morgan Securities LLC SA), 1.558%—1.568%, 4/6/2018 - 4/13/2018	8,408,893
95,886,000	[2,3]	Ridgefield Funding Company, LLC Series B, (Societe Generale, Paris LIQ), 1.172%—1.200%, 8/1/2017 - 8/7/2017	95,876,083
		TOTAL	237,934,880
		Sovereign—5.2%
180,000,000	[2,3]	Caisse des Depots et Consignations (CDC), 1.113%—1.330%, 8/2/2017 - 11/7/2017	179,887,167
127,300,000	[2,3]	Kells Funding, LLC, (FMS Wertmanagement AoR LIQ), 1.134%—1.310%, 8/7/2017 - 11/2/2017	127,092,807
		TOTAL	306,979,974
		TOTAL COMMERCIAL PAPER	2,144,714,280
		CORPORATE NOTE—0.2%
		Finance - Banking—0.2%
10,000,000	[2,3,4]	Commonwealth Bank of Australia, 1.434%, 10/13/2017	10,001,733
		NOTES - VARIABLE—32.9%[4]
		Aerospace/Auto—2.4%
143,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 1.449%, 8/3/2017	143,000,000
		Finance - Banking—19.1%
50,000,000	[2,3]	ASB Finance Ltd., (GTD by ASB Bank Ltd.), 1.350%, 9/5/2017	50,000,000
5,000,000	[2,3]	Alpine Securitization Ltd., (Credit Suisse AG LIQ), 1.477%, 8/22/2017	5,000,000
25,000,000		Bank of America N.A., 1.524%, 8/14/2017	25,000,000
35,000,000		Bank of Montreal, 1.417%, 8/2/2017	35,000,000
50,000,000		Bank of Montreal, 1.502%, 9/1/2017	50,000,000
75,000,000		Bank of Montreal, 1.522%, 8/3/2017	75,000,000
20,000,000	[2,3]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.288%, 8/11/2017	20,000,000
100,000,000	[2,3]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.657%, 10/20/2017	100,000,000
30,000,000	[2,3]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.714%, 8/8/2017	30,000,000
60,000,000	[2,3]	Canadian Imperial Bank of Commerce, 1.434%, 8/29/2017	60,000,000
75,000,000		Canadian Imperial Bank of Commerce, 1.616%, 8/18/2017	75,000,000
Annual Shareholder Report
3

Principal Amount			Value
		NOTES - VARIABLE—continued[4]
		Finance - Banking—continued
$78,000,000		Canadian Imperial Bank of Commerce, 1.637%, 8/2/2017	$78,000,000
3,000,000		Canadian Imperial Bank of Commerce, 1.643%, 8/28/2017	3,000,000
7,815,000		Capital Markets Access Co. LC, West Broad Holdings, LLC Series 2007, (Wells Fargo Bank, N.A. LOC), 1.240%, 8/3/2017	7,815,000
4,300,000		Charlotte Christian School, (Series 1999), (Wells Fargo Bank, N.A. LOC), 1.280%, 8/2/2017	4,300,000
17,000,000	[2,3]	Commonwealth Bank of Australia, 1.433%, 10/23/2017	17,000,000
22,535,000		Corporate Finance Managers, Inc., Series B, (Wells Fargo Bank, N.A. LOC), 1.230%, 8/3/2017	22,535,000
8,200,000		Dynetics, Inc., (Series 2010-A), (Branch Banking & Trust Co. LOC), 1.240%, 8/3/2017	8,200,000
5,910,000		First Christian Church of Florissant, (Series 2008), (BMO Harris Bank, N.A. LOC), 1.200%, 8/3/2017	5,910,000
4,070,000		Gadsden, AL Airport Authority, (Series 2004), (Wells Fargo Bank, N.A. LOC), 1.220%, 8/3/2017	4,070,000
5,465,000		Guiding Light Church, (Series 2005), (Wells Fargo Bank, N.A. LOC), 1.220%, 8/3/2017	5,465,000
17,170,000		Hamilton Station Park and Ride, (Series 2005), (Wells Fargo Bank, N.A. LOC), 1.220%, 8/3/2017	17,170,000
320,000		Johnson City, TN Health & Education Facilities Board, Mountain State Health Alliance 2007B-1, (U.S. Bank, N.A. LOC), 1.200%, 8/2/2017	320,000
200,000		Kit Carson County, CO, Midwest Farms Project, (Wells Fargo Bank, N.A. LOC), 1.200%, 8/3/2017	200,000
25,000,000		Michigan State Finance Authority Revenue, (Series 2010-A), (Bank of America N.A. LOC), 1.200%, 8/3/2017	25,000,000
25,000,000		Michigan State Finance Authority Revenue, (Series 2010-B), (PNC Bank, N.A. LOC), 1.170%, 8/3/2017	25,000,000
3,000,000		Mike P. Sturdivant, Sr. Family Trust, Series 2016, (Wells Fargo Bank, N.A. LOC), 1.240%, 8/3/2017	3,000,000
1,440,000		Montgomery, AL IDB, (Wells Fargo Bank, N.A. LOC), 1.200%, 8/3/2017	1,440,000
19,670,000		Osprey Properties Limited Partnership, LLP & Nighthawk Properties, LLC, (Series 2008), (Wells Fargo Bank, N.A. LOC), 1.220%, 8/3/2017	19,670,000
3,735,000		PCP Investors, LLC, (Series 2003), (Wells Fargo Bank, N.A. LOC), 1.220%, 8/3/2017	3,735,000
29,435,000		Panel Rey S.A., (Series 2016), (Citibank NA, New York LOC), 1.240%, 8/3/2017	29,435,000
4,400,000		Partisan Property, Inc., (Series 2014), (Wells Fargo Bank, N.A. LOC), 1.210%, 8/2/2017	4,400,000
10,000,000		Royal Bank of Canada, 1.433%, 8/29/2017	10,000,000
15,000,000		SSAB AB (publ), Series 2015-A, (DNB Bank ASA LOC), 1.240%, 8/3/2017	15,000,000
Annual Shareholder Report
4

Principal Amount			Value
		NOTES - VARIABLE—continued[4]
		Finance - Banking—continued
$12,575,000		Saint Paul Minnesota Sales Tax Revenue, Revenue Bond—Rivercentre Arena PJ (Series 2009 A), (Wells Fargo Bank, N.A. LOC), 1.150%, 8/3/2017	$12,575,000
7,055,000		Spira Millenium LLC, Series 2001, (Bank of America N.A. LOC), 1.300%, 8/3/2017	7,055,000
6,535,000		St. Andrew United Methodist Church, (Series 2004), (Wells Fargo Bank, N.A. LOC), 1.220%, 8/3/2017	6,535,000
1,900,000		Sun Valley, Inc., (Wells Fargo Bank, N.A. LOC), 1.280%, 8/4/2017	1,900,000
8,740,000		Tack Capital Co., (Series 2001-A), (Wells Fargo Bank, N.A. LOC), 1.220%, 8/3/2017	8,740,000
85,000,000		Toronto Dominion Bank, 1.440%, 8/2/2017	85,000,000
100,000,000		Toronto Dominion Bank, 1.479%, 8/8/2017	100,000,000
10,000,000		Toronto Dominion Bank, 1.484%, 8/14/2017	10,000,000
41,500,000		Toronto Dominion Bank, 1.747%, 8/22/2017	41,500,000
7,100,000		Village Green Finance Co. LLC, (Series 1997), (Wells Fargo Bank, N.A. LOC), 1.220%, 8/2/2017	7,100,000
5,000,000		Wells Fargo Bank, N.A., 1.459%, 8/7/2017	5,000,000
10,000,000		Wells Fargo Bank, N.A., 1.521%, 8/18/2017	10,000,000
1,000,000		Wells Fargo Bank, N.A., 1.684%, 8/14/2017	1,000,000
		TOTAL	1,132,070,000
		Finance - Commercial—1.6%
75,000,000	[2,3]	Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 1.533%, 8/28/2017	75,000,000
6,000,000	[2,3]	M3 Realty, LLC, Series 2007, (General Electric Capital Corp. LOC), 1.290%, 8/3/2017	6,000,000
10,680,000	[2,3]	Mountain Creek Properties LLC, (General Electric Capital Corp. LOC), 1.250%, 8/3/2017	10,680,000
		TOTAL	91,680,000
		Finance - Retail—3.9%
15,000,000	[2,3]	Barton Capital S.A., 1.477%, 8/2/2017	15,000,000
50,000,000	[2,3]	Old Line Funding, LLC, 1.376%, 8/15/2017	50,000,000
45,000,000	[2,3]	Old Line Funding, LLC, 1.377%, 8/2/2017	45,000,000
27,000,000	[2,3]	Old Line Funding, LLC, 1.388%, 8/21/2017	26,998,477
35,000,000	[2,3]	Old Line Funding, LLC, 1.393%, 9/22/2017	35,000,000
60,000,000	[2,3]	Thunder Bay Funding, LLC, 1.584%, 8/4/2017	60,000,000
		TOTAL	231,998,477
		Finance - Securities—2.9%
20,000,000	[2,3]	Anglesea Funding LLC, 1.557%, 8/7/2017	20,000,000
35,000,000		Collateralized Commercial Paper Co. LLC, (J.P. Morgan Securities LLC SA), 1.407%, 8/2/2017	35,000,000
Annual Shareholder Report
5

Principal Amount			Value
		NOTES - VARIABLE—continued[4]
		Finance - Securities—continued
$50,000,000	[2,3]	Collateralized Commercial Paper Co. LLC, (J.P. Morgan Securities LLC SA), 1.453%, 8/24/2017	$50,000,000
11,000,000		Collateralized Commercial Paper Co. LLC, (J.P. Morgan Securities LLC SA), 1.576%, 8/11/2017	11,000,000
15,000,000		Collateralized Commercial Paper Co. LLC, (J.P. Morgan Securities LLC SA), 1.583%, 8/28/2017	15,000,000
40,000,000		Collateralized Commercial Paper Co. LLC, (J.P. Morgan Securities LLC SA), 1.677%, 8/3/2017	40,000,000
		TOTAL	171,000,000
		Government Agency—3.0%
6,700,000		Buffalo Peak Apts., LLC, Series 2015-A Buffalo Peaks Apartment Project, (FHLB of San Francisco LOC), 1.250%, 8/3/2017	6,700,000
2,150,000		CMR LLC, CMR LLC Project Series 2017, (FHLB of Indianapolis LOC), 1.240%, 8/3/2017	2,150,000
155,000		California Statewide Communities Development Authority, Valley Palms Apartments Project Taxable 2002 Series C-T, (FNMA LOC), 1.150%, 8/3/2017	155,000
15,000,000		Canyon Oaks LLC, Series 2017-A Canyon Oaks Apartments, (FHLB of San Francisco LOC), 1.250%, 8/2/2017	15,000,000
19,770,000		Capital Trust Agency, FL, (FNMA LOC), 1.250%, 8/3/2017	19,770,000
8,015,000		Dennis Wesley Company, Inc., The Dennis Wesley Company, Inc. Project, (FHLB of Indianapolis LOC), 1.240%, 8/3/2017	8,015,000
4,480,000		Flamingo Enterprises, Inc., (Series 2008), (FHLB of Atlanta LOC), 1.530%, 8/3/2017	4,480,000
5,000,000		HW Hellman Building, L.P., HW Hellman Building Apartments Project Series 2015-A, (FHLB of San Francisco LOC), 1.250%, 8/3/2017	5,000,000
4,000,000		HW Hellman Building, L.P., HW Hellman Building Apartments Project Series 2015-B, (FHLB of San Francisco LOC), 1.250%, 8/3/2017	4,000,000
730,000		Kentucky EDFA, Henderson County Health Care Corp., (FHLB of Cincinnati LOC), 1.430%, 8/3/2017	730,000
32,000,000		Landing at College Square, LLC, The Landing at College Square Apartments—Series 2015-A, (FHLB of San Francisco LOC), 1.250%, 8/3/2017	32,000,000
23,820,000		Oakmont of Whittier LLC, (Series 2014-A), (FHLB of San Francisco LOC), 1.250%, 8/3/2017	23,820,000
7,450,000		Pittsburg Fox Creek Associates L.P., (Series 2011-A), (FHLB of San Francisco LOC), 1.250%, 8/3/2017	7,450,000
30,595,000		Sunroad Centrum Apartments 23, L.P., Centrum Apartments Project (Series 2015-A), (FHLB of San Francisco LOC), 1.250%, 8/3/2017	30,595,000
9,000,000		Sunroad Centrum Apartments 5 LP, Centrum Apartments Project, (Series 2016-A), (FHLB of San Francisco LOC), 1.250%, 8/3/2017	9,000,000
6,000,000		Sunroad Centrum Apartments 5 LP, Centrum Apartments Project, (Series 2016-B), (FHLB of San Francisco LOC), 1.250%, 8/3/2017	6,000,000
Annual Shareholder Report
6

Principal Amount			Value
		NOTES - VARIABLE—continued[4]
		Government Agency—continued
$3,450,000		Wiz Kidz, LLC & Wiz Biz Holdings, LLC, (Series 2008), (FHLB of Atlanta LOC), 1.530%, 8/3/2017	$3,450,000
		TOTAL	178,315,000
		TOTAL NOTES - VARIABLE	1,948,063,477
		TIME DEPOSITS—9.3%
		Finance - Banking—9.3%
200,000,000		Credit Agricole Corporate and Investment Bank, 1.070%, 8/1/2017	200,000,000
100,000,000		DNB Bank ASA, 1.060%, 8/1/2017	100,000,000
250,000,000		Nordea Bank AB, 1.070%, 8/1/2017	250,000,000
		TOTAL TIME DEPOSITS	550,000,000
		U.S. TREASURY—1.7%
		U.S. Treasury Bill—1.7%
100,000,000	[5]	United States Treasury, 1.175%, 10/26/2017	99,719,306
		OTHER REPURCHASE AGREEMENTS—11.8%
		Finance - Banking—11.8%
20,000,000		BMO Capital Markets Corp., 1.260%, dated 7/31/2017, interest in a $40,000,000 collateralized loan agreement will repurchase securities provided as collateral for $40,001,400 on 8/1/2017, in which corporate bonds and medium term notes with a market value of $40,801,429 have been received as collateral and held with BNY Mellon as tri-party agent.	20,000,000
25,000,000		Citigroup Global Markets, Inc., 1.360%, dated 7/31/2017, interest in a $35,000,000 collateralized loan agreement will repurchase securities provided as collateral for $35,001,322 on 8/1/2017, in which American depository receipts and exchange-traded funds with a market value of $35,701,363 have been received as collateral and held with BNY Mellon as tri-party agent.	25,000,000
50,000,000		Citigroup Global Markets, Inc., 1.870%, dated 4/24/2017, interest in a $75,000,000 collateralized loan agreement will repurchase securities provided as collateral for $75,388,854 on 8/2/2017, in which certificates of deposit, U.S. Government Agency, U.S. Treasury securities and medium term notes with a market value of $76,623,721 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
35,000,000		HSBC Securities (USA), Inc., 1.260%, dated 7/31/2017, interest in a $40,000,000 collateralized loan agreement will repurchase securities provided as collateral for $40,001,400 on 8/1/2017, in which corporate bonds with a market value of $ 40,804,876 have been received as collateral and held with BNY Mellon as tri-party agent.	35,000,000
100,000,000		HSBC Securities (USA), Inc., 1.260%, dated 7/31/2017, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,003,500 on 8/1/2017, in which asset-backed securities with a market value of $102,002,759 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
Annual Shareholder Report
7

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$121,000,000	HSBC Securities (USA), Inc., 1.360%, dated 7/31/2017, interest in a $330,000,000 collateralized loan agreement will repurchase securities provided as collateral for $330,012,467 on 8/1/2017, in which corporate bonds and medium-term notes with a market value of $336,601,349 have been received as collateral and held with BNY Mellon as tri-party agent.	$121,000,000
11,000,000	MUFG Securities Americas, Inc., 1.360%, dated 7/31/2017, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,003,778 on 8/1/2017, in which corporate bonds, medium-term notes, convertible bonds, American depository receipts, unit trust and municipal bonds, with a market value of $102,003,933 have been received as collateral and held with BNY Mellon as tri-party agent.	11,000,000
180,000,000	MUFG Securities Americas, Inc., 1.380%, dated 7/19/2017, interest in a $200,000,000 collateralized loan agreement will repurchase securities provided as collateral for $200,107,333 on 8/2/2017, in which corporate bonds, medium-term notes, convertible bonds, American depository receipts, unit trust, exchange-traded funds and municipal bonds, with a market value of $204,101,661 have been received as collateral and held with BNY Mellon as tri-party agent.	180,000,000
110,000,000	Mizuho Securities USA, Inc. 2.260%, dated 3/28/2017, interest in a $160,000,000 collateralized loan agreement will repurchase securities provided as collateral for $160,120,533 on 8/2/2017, in which collateralized mortgage obligations with a market value of $163,312,699 have been received as collateral and held with JPMorgan Chase as tri-party agent.	110,000,000
50,000,000	Wells Fargo Securities LLC. 1.750%, dated 5/9/2017, interest in a $80,000,000 collateralized loan agreement will repurchase securities provided as collateral for $80,330,556 on 8/2/2017, in which collateralized mortgage obligations and corporate bonds with a market value of $81,933,200 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS	702,000,000
	REPURCHASE AGREEMENT—2.8%
	Finance - Banking—2.8%
165,000,000	Interest in $1,750,000,000 joint repurchase agreement 1.06%, dated 7/31/2017 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $1,750,051,528 on 8/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 3/20/2065 and the market value of those underlying securities was $1,792,600,010.	165,000,000
	TOTAL INVESTMENTS—100.1% (AT AMORTIZED COST)[6]	5,929,454,886
	OTHER ASSETS AND LIABILITIES - NET—(0.1)%[7]	(7,047,459)
	TOTAL NET ASSETS—100%	$5,922,407,427
Annual Shareholder Report
8

1	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2017, these restricted securities amounted to $2,467,423,592, which represented 41.7% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2017, these liquid restricted securities amounted to $2,467,423,592, which represented 41.7% of total net assets.
4	Denotes a variable rate security with current rate and next reset date shown.
5	Discount rate at time of purchase.
6	Also represents cost for federal tax purposes.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2017.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund's assets as of July 31, 2017, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronyms are used throughout this portfolio:
EDFA	—Economic Development Finance Authority
FHLB	—Federal Home Loan Bank
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
IDB	—Industrial Development Bond
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
9

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.008	0.003	0.000[1]	0.000[1]	0.001
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.008	0.003	0.000[1]	0.000[1]	0.001
Less Distributions:
Distributions from net investment income	(0.008)	(0.003)	(0.000)[1]	(0.000)[1]	(0.001)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.008)	(0.003)	(0.000)[1]	(0.000)[1]	(0.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.75%	0.27%	0.05%	0.03%	0.10%
Ratios to Average Net Assets:
Net expenses	0.20%	0.21%	0.20%	0.20%	0.20%
Net investment income	0.71%	0.26%	0.05%	0.03%	0.10%
Expense waiver/reimbursement[3]	0.13%	0.10%	0.08%	0.08%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,868,583	$6,447,093	$10,562,802	$10,709,538	$16,653,985
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
10

Statement of Assets and Liabilities
July 31, 2017
Assets:
Investment in repurchase agreements and other repurchase agreements	$867,000,000
Investment in securities	5,062,454,886
Total investment in securities, at amortized cost and fair value		$5,929,454,886
Cash		489,876
Income receivable		4,955,491
Receivable for shares sold		12,137,431
TOTAL ASSETS		5,947,037,684
Liabilities:
Payable for shares redeemed	$21,775,035
Income distribution payable	930,819
Payable to adviser (Note 5)	10,494
Payable for administrative fee (Note 5)	12,799
Payable for distribution services fee (Note 5)	395,412
Payable for other service fees (Notes 2 and 5)	667,552
Accrued expenses (Note 5)	838,146
TOTAL LIABILITIES		24,630,257
Net assets for 5,922,402,901 shares outstanding		$5,922,407,427
Net Assets Consist of:
Paid-in capital		$5,922,393,985
Accumulated net realized gain on investments		9,517
Undistributed net investment income		3,925
TOTAL NET ASSETS		$5,922,407,427
Annual Shareholder Report
11

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Automated Shares:
$346,013,083 ÷ 346,012,819 shares outstanding, no par value, unlimited shares authorized	$1.00
Class R Shares:
$51,058,505 ÷ 51,058,465 shares outstanding, no par value, unlimited shares authorized	$1.00
Wealth Shares:
$2,868,582,852 ÷ 2,868,580,663 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$1,215,338,212 ÷ 1,215,337,278 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash II Shares:
$1,196,267,824 ÷ 1,196,266,911 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash Series Shares:
$28,364,696 ÷ 28,364,675 shares outstanding, no par value, unlimited shares authorized	$1.00
Capital Shares:
$203,594,393 ÷ 203,594,238 shares outstanding, no par value, unlimited shares authorized	$1.00
Trust Shares:
$13,187,862 ÷ 13,187,852 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
12

Statement of Operations
Year Ended July 31, 2017
Investment Income:
Interest			$60,453,087
Expenses:
Investment adviser fee (Note 5)		$13,372,376
Administrative fee (Note 5)		5,243,600
Custodian fees		248,722
Transfer agent fee (Note 2)		4,345,956
Directors'/Trustees' fees (Note 5)		81,837
Auditing fees		22,365
Legal fees		10,903
Portfolio accounting fees		259,948
Distribution services fee (Note 5)		6,500,080
Other service fees (Notes 2 and 5)		9,216,194
Share registration costs		359,237
Printing and postage		382,041
Miscellaneous (Note 5)		175,662
TOTAL EXPENSES		40,218,921
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 5)	$(8,788,207)
Waivers/reimbursements of other operating expenses (Notes 2 and 5)	(2,870,019)
TOTAL WAIVERS AND REIMBURSEMENTS		(11,658,226)
Net expenses			28,560,695
Net investment income			31,892,392
Net realized gain on investments			35,928
Change in net assets resulting from operations			$31,928,320
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
13

Statement of Changes in Net Assets
Year Ended July 31	2017	2016
Increase (Decrease) in Net Assets
Operations:
Net investment income	$31,892,392	$33,630,389
Net realized gain on investments	35,928	27,934
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	31,928,320	33,658,323
Distributions to Shareholders:
Distributions from net investment income
Automated Shares	(1,924,874)	(536,194)
Class R Shares	(26,972)	(14,082)
Wealth Shares	(19,832,875)	(27,628,538)
Service Shares	(6,409,299)	(1,556,418)
Cash II Shares	(2,026,304)	(105,609)
Cash Series Shares	(39,311)	(36,963)
Capital Shares	(1,598,954)	(3,719,282)
Trust Shares	(52,139)	(6,934)
Distributions from net realized gain on investments
Automated Shares	(3,333)	(1,065)
Class R Shares	(942)	—
Wealth Shares	(15,632)	(95,590)
Service Shares	(7,720)	(17,277)
Cash II Shares	(7,151)	(1,883)
Cash Series Shares	(2,387)	(486)
Capital Shares	(2,404)	(19,348)
Trust Shares	(251)	(12)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(31,950,548)	(33,739,681)
Annual Shareholder Report
14

Statement of Changes in Net Assets–continued
Year Ended July 31	2017	2016
Share Transactions:
Proceeds from sale of shares	$15,495,395,612	$67,795,820,355
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Automated Cash Management Trust	—	1,162,877,938
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Prime Cash Series	—	1,311,258,109
Net asset value of shares issued to shareholders in payment of distributions declared	22,215,752	14,934,051
Cost of shares redeemed	(23,022,049,880)	(71,863,477,484)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(7,504,438,516)	(1,578,587,031)
Change in net assets	(7,504,460,744)	(1,578,668,389)
Net Assets:
Beginning of period	13,426,868,171	15,005,536,560
End of period (including undistributed net investment income of $3,925 and $22,261, respectively)	$5,922,407,427	$13,426,868,171
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
15

Notes to Financial Statements
July 31, 2017
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 30 portfolios. The financial statements included herein are only those of Federated Prime Cash Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers eight classes of shares: Automated Shares, Class R Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares. The Financial Highlights of the Automated Shares, Class R Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares are presented separately. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Trustees determine such liquidity fees or redemption gates are in the best interests of the Fund.
On December 11, 2015, the Fund acquired all of the net assets of Federated Automated Cash Management Trust and Federated Prime Cash Series (the “Acquired Funds”), each an open-end investment company in a tax-free reorganization in exchange for shares of the Fund, pursuant to a plan of reorganization approved by the Acquired Funds Board of Trustees/Directors on May 29, 2015. The purpose of the transaction was to combine three portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Funds was carried forward to align ongoing reporting of the Fund's realized gains and losses with amounts distributable to shareholders for tax purposes.
For every one share of Federated Automated Cash Management Trust Service Shares exchanged, a shareholder received one share of the Fund's Automated Shares.
For every one share of Automated Cash Management Trust Cash II Shares exchanged, a shareholder received one share of the Fund's Trust Shares.
For every one share of Automated Cash Management Trust Class R Shares exchanged, a shareholder received one share of the Fund's Class R Shares.
For every one share of Federated Prime Cash Series Shares exchanged, a shareholder received one share of the Fund's Cash II Shares.
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The Fund received net assets from the Acquired Funds as the result of the tax-free reorganization as follows:
Shares of the Fund Issued to Shareholders of Automated Cash Manage- ment Trust	Shares of the Fund Issued to Shareholders of Federated Prime Cash Series	Automated Cash Management Trust Net Assets Received	Federated Prime Cash Series Net Assets Received	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination[1]
1,162,867,080	1,311,258,123	$1,162,877,938	$1,311,258,109	$15,893,467,327	$18,367,603,374
1	Net Assets of the Fund Immediately After Combination includes the net assets received from both of the Acquired Funds which were reorganized into the Fund on December 11, 2015.

Assuming the acquisition had been completed on August 1, 2015, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the year ended July 31, 2016, were as follows:
Net investment income*	$33,784,550
Net realized gain on investments	$170,869
Net increase in net assets resulting from operations	$33,955,419
*	Net investment income includes $154,161 of pro forma eliminated expenses.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the earnings of the Acquired Funds that have been included in the Fund's Statement of Changes in Net Assets for the year ended July 31, 2016.
On June 30, 2017, the Fund's Advisor Share class became effective with the Securities and Exchange Commission (SEC), but is not yet offered for sale.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
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The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
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Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Automated Shares, Class R Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares may bear distribution services fees, other service fees and transfer agent fees unique to those classes. The detail of the total fund expense waivers and reimbursements of $11,658,226 is disclosed in various locations in this Note 2 and Note 5. For the year ended July 31, 2017, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Automated Shares	$485,520	$(1,941)
Class R Shares	335,416	(7,862)
Wealth Shares	963,521	(93)
Service Shares	488,394	—
Cash II Shares	1,692,163	(7,517)
Cash Series Shares	265,067	(6,973)
Capital Shares	104,523	(2)
Trust Shares	11,352	(154)
TOTAL	$4,345,956	$(24,542)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Automated Shares, Class R Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $96,615 of other service fees for the year ended July 31, 2017. Subject to the terms described in the Expense Limitation note, FSSC may
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voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2017, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Automated Shares	$1,294,259	$(1,351)	$(6,531)
Class R Shares	292,230	(13,385)	(193,005)
Service Shares	3,424,754	(850)	—
Cash II Shares	3,226,790	(26,330)	(1,058,221)
Cash Series Shares	541,706	(5,031)	(440,758)
Capital Shares	352,325	—	—
Trust Shares	84,130	(813)	(22,965)
TOTAL	$9,216,194	$(47,760)	$(1,721,480)
For the year ended July 31, 2017, the Fund's Wealth Shares did not incur other service fees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2017, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2017, tax years 2014 through 2017 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in
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transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended July 31	2017		2016
Automated Shares:	Shares	Amount	Shares	Amount
Shares sold	800,439,237	$800,439,237	1,414,397,209	$1,414,384,998
Shares issued in connection with the tax-free transfer of assets from Federated Automated Cash Management Trust	—	—	774,699,768	774,707,550
Shares issued to shareholders in payment of distributions declared	1,864,443	1,864,443	502,367	502,367
Shares redeemed	(1,556,512,891)	(1,556,512,891)	(1,211,099,715)	(1,211,099,715)
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	(754,209,211)	$(754,209,211)	978,499,629	$978,495,200

Year Ended July 31	2017		2016
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	59,023,688	$59,023,688	116,729,863	$116,728,004
Shares issued in connection with the tax-free transfer of assets from Federated Automated Cash Management Trust	—	—	220,182,634	220,184,401
Shares issued to shareholders in payment of distributions declared	27,334	27,334	14,004	14,004
Shares redeemed	(239,214,264)	(239,214,264)	(105,704,894)	(105,704,894)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	(180,163,242)	$(180,163,242)	231,221,607	$231,221,515
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Year Ended July 31	2017		2016
Wealth Shares:	Shares	Amount	Shares	Amount
Shares sold	8,790,671,857	$8,790,671,857	55,021,194,165	$55,021,203,969
Shares issued to shareholders in payment of distributions declared	11,352,426	11,352,426	12,532,222	12,532,222
Shares redeemed	(12,380,523,610)	(12,380,523,610)	(59,149,379,984)	(59,149,379,984)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	(3,578,499,327)	$(3,578,499,327)	(4,115,653,597)	$(4,115,643,793)

Year Ended July 31	2017		2016
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	2,735,899,479	$2,735,899,479	3,438,092,496	$3,438,096,993
Shares issued to shareholders in payment of distributions declared	5,964,035	5,964,035	1,108,224	1,108,224
Shares redeemed	(3,571,141,035)	(3,571,141,035)	(3,354,177,447)	(3,354,177,447)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(829,277,521)	$(829,277,521)	85,023,273	$85,027,770

Year Ended July 31	2017		2016
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	1,696,957,399	$1,696,957,399	1,442,588,394	$1,442,588,679
Shares issued in connection with the tax-free transfer of assets from Federated Prime Cash Series	—	—	1,311,258,122	1,311,258,109
Shares issued to shareholders in payment of distributions declared	2,016,826	2,016,826	106,818	106,818
Shares redeemed	(1,980,474,203)	(1,980,474,203)	(1,487,478,925)	(1,487,478,925)
NET CHANGE RESULTING FROM CLASS II SHARE TRANSACTIONS	(281,499,978)	$(281,499,978)	1,266,474,409	$1,266,474,681

Year Ended July 31	2017		2016
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	201,457,025	$201,457,025	809,066,697	$809,066,834
Shares issued to shareholders in payment of distributions declared	39,351	39,351	37,431	37,431
Shares redeemed	(645,241,018)	(645,241,018)	(346,729,090)	(346,729,090)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(443,744,642)	$(443,744,642)	462,375,038	$462,375,175
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Year Ended July 31	2017		2016
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	1,159,289,065	$1,159,289,065	5,348,194,162	$5,348,194,810
Shares issued to shareholders in payment of distributions declared	900,323	900,323	628,202	628,202
Shares redeemed	(2,526,716,120)	(2,526,716,120)	(5,917,817,289)	(5,917,817,289)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	(1,366,526,732)	$(1,366,526,732)	(568,994,925)	$(568,994,277)

Year Ended July 31	2017		2016
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	51,657,862	$51,657,862	205,557,371	$205,556,068
Shares issued in connection with the tax-free transfer of assets from Federated Automated Cash Management Trust	—	—	167,984,680	167,985,987
Shares issued to shareholders in payment of distributions declared	51,014	51,014	4,783	4,783
Shares redeemed	(122,226,739)	(122,226,739)	(291,090,140)	(291,090,140)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	(70,517,863)	$(70,517,863)	82,456,694	$82,456,698
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(7,504,438,516)	$(7,504,438,516)	(1,578,597,872)	$(1,578,587,031)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2017 and 2016, was as follows:
	2017	2016
Ordinary income[1]	$31,950,548	$33,739,681
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of July 31, 2017, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income[2]	$8,706
Undistributed long-term capital gains	$4,736
2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the year ended July 31, 2017, the Adviser voluntarily waived $8,788,207 of its fee and voluntarily reimbursed $24,542 of transfer agent fees.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee.
For the year ended July 31, 2017, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class R Shares, Cash II Shares, Cash Series Shares and Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class R Shares	0.50%
Cash II Shares	0.35%
Cash Series Shares	0.60%
Trust Shares	0.25%
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Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2017, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class R Shares	$598,349	$(238,912)
Cash II Shares	4,517,507	(333,232)
Cash Series Shares	1,300,094	(503,364)
Trust Shares	84,130	(729)
TOTAL	$6,500,080	$(1,076,237)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2017, FSC did not retain any of fees paid by the Fund.
Other Service Fees
For the year ended July 31, 2017, FSSC received $36,686 and reimbursed $47,760 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Automated Shares, Class R Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.55%, 1.15%, 0.20%, 0.45%, 0.90%, 1.05%, 0.30% and 0.70% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2018; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended July 31, 2017, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $335,250,000 and $12,730,000, respectively.
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General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. CONCENTRATION OF RISK
A substantial part of the Fund's portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of July 31, 2017, the Fund had no outstanding loans. During the year ended July 31, 2017, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2017, there were no outstanding loans. During the year ended July 31, 2017, the program was not utilized.
9. REGULATORY UPDATES
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management does not believe these amendments will have a material impact on the financial statements and accompanying notes.
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10. Subsequent events
As an efficient and cost-effective means of implementing its investment strategy and/or managing cash, the Fund will begin in the fourth quarter of 2017 to invest up to 25% of its net assets in an affiliated institutional prime money market fund with a “floating” NAV. To avoid charging duplicative fees, the Adviser will waive and/or reimburse the Investment Adviser Fee with respect to the amount of the Fund's net assets invested in such affiliated institutional prime money market fund. The Adviser will also waive and/or reimburse the Investment Adviser Fee and other expenses as discussed in Note 5.
Effective September 1, 2017, the breakpoints of Administrative Fees paid to FAS described above will change to:
Administrative Services Fee Rate	Average Daily Net Assets of the Investment Complex
0.100 of 1%	on assets up to $50 billion
0.075 of 1%	on assets over $50 billion
11. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended July 31, 2017, 90.51% of dividends paid by the Fund are interest related dividends, as provided by the American Jobs Creation Act of 2004.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF the MONEY MARKET OBLIGATIONS TRUST AND THE SHAREHOLDERS of federated prime cash obligations fund:
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Prime Cash Obligations Fund (the “Fund”), a portfolio of the Money Market Obligations Trust, as of July 31, 2017, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2017 by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Prime Cash Obligations Fund as of July 31, 2017, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
September 25, 2017
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2017 to July 31, 2017.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2017	Ending Account Value 7/31/2017	Expenses Paid During Period[1]
Actual	$1,000	$1,004.90	$0.99
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,023.80	$1.00
1	Expenses are equal to the Fund's Wealth Shares annualized net expense ratio of 0.20%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2016, the Trust comprised 30 portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 124 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
IN MEMORIAM–JOHN F. DONAHUE
(Former Chairman and President, and Emeritus Director/Trustee, of the Federated Funds, and Founder, Former Chairman, President and Chief Executive Officer, and Chairman Emeritus, of Federated Investors, Inc.)
With profound sadness, Federated announces the passing of John F. (“Jack”) Donahue, who founded, along with Richard B. Fisher, Federated in 1955 and served as a leader and member of the Boards of Directors/Trustees of the Federated Funds and the Board of Directors of Federated Investors, Inc. Mr. Donahue was a family man of deep faith with exemplary character and fealty, who served his religion, family, community, and the Federated Funds and Federated, as well as their shareholders, officers and employees, with distinction. His integrity, intelligence, and keen sense of fiduciary duty, coupled with his faith, family and background as a West Point graduate and Strategic Air Command B-29 pilot, served as a foundation for his strong business acumen and leadership. Among his many achievements, Mr. Donahue's steadfast and innovative leadership of the Federated Funds and Federated, as well as within the investment management industry, led to the birth of money market funds in the 1970s and their growth as an innovative, efficient and effective cash management vehicle throughout the 1980s, 1990s, 2000s and beyond. Federated expresses deep gratitude to Mr. Donahue for his inspiring leadership, distinguished service and contributions as a husband, father, founder, Board member and officer, colleague and friend. He will be greatly missed.
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Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee, Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Director or Trustee of certain of the funds in the Federated Fund Family; Chief Financial Officer, Treasurer, Vice President and Assistant Secretary, Federated Investors, Inc.; Chairman and Trustee, Federated Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment Management Company; Director, MDTA LLC; Director, Executive Vice President and Assistant Secretary, Federated Securities Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and Director and President, FII Holdings, Inc.
Previous Positions: Director, Federated Investors, Inc.; Assistant Secretary, Federated Investment Management Company, Federated Global Investment Management Company and Passport Research, LTD; Treasurer, Passport Research, LTD; Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.
*	Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, Current Chair of the Compensation Committee, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO, The Collins Group, Inc. (a private equity firm). Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.; Director, Member of the Audit Committee and Technology Committee of Equifax, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Dean of the Duquesne University School of Law; Adjunct Professor of Law, Duquesne University School of Law; formerly, Interim Dean of the Duquesne University School of Law; Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CONSOL Energy Inc.
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as: Associate General Secretary, Diocese of Pittsburgh; a member of the Superior Court of Pennsylvania; and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also currently holds the positions on either a public or not for profit Board of Directors as follows: Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Director, Saint Vincent College; Member, Pennsylvania State Board of Education (public); and Director and Chair, Cardinal Wuerl North Catholic High School, Inc. Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director, Catholic High Schools of the Diocese of Pittsburgh, Inc.; and Director, Pennsylvania Bar Institute.
Peter E. Madden Birth Date: March 16, 1942 Trustee Indefinite Term Began serving: August 1991	Principal Occupation: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; Retired.
Other Directorships Held: None.
Qualifications: Mr. Madden has served in several business management, mutual fund services and directorship positions throughout his career. Mr. Madden previously served as President, Chief Operating Officer and Director, State Street Bank and Trust Company (custodian bank) and State Street Corporation (financial services). He was Director, VISA USA and VISA International and Chairman and Director, Massachusetts Bankers Association. Mr. Madden served as Director, Depository Trust Corporation and Director, The Boston Stock Exchange. Mr. Madden also served as a Representative to the Commonwealth of Massachusetts General Court.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CONSOL Energy Inc.
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CONSOL Energy Inc.; and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
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OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: May 2004 Portfolio Manager since: November 1996	Principal Occupations: Deborah A. Cunningham has been the Fund's Portfolio Manager since November 1996. Ms. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.

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Evaluation and Approval of Advisory Contract–May 2017
Federated Prime Cash Obligations Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term at its May 2017 meetings. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in its decision. Using these judicial decisions as a guide, the Board has indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the Fund and of comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds); and (6) the extent of care, conscientiousness and independence with which the Fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the Board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. Consistent with the judicial decisions and SEC disclosure requirements, the
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Board also considered management fees charged to institutional and other clients of Federated Investment Management Company (the “Adviser”) and its advisory affiliates for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds. The Board was assisted in its deliberations by independent legal counsel. In addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the May meetings, at which the Board's formal approval of the investment advisory contract occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on matters as the need arose. The Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning
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the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
For comparison, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside
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products to be determinative in judging the appropriateness of mutual fund advisory fees. The Senior Officer noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, and full deliberations, the Board concluded that the expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of, and the compliance-related resources provided to, the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Senior Officer's Evaluation.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
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The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity,) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the
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year, and in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels. It should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
While the Senior Officer noted certain items for follow-up reporting to the Board and further consideration by management, he stated that his observations and information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Prime Cash Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N625
Q453566 (9/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.
Annual Shareholder Report
July 31, 2017
Share Class	Ticker
Automated	PTAXX
R	PTRXX
Wealth	PCOXX
Service	PRCXX
Cash II	PCDXX
Cash Series	PTSXX
Capital	PCCXX
Trust	PTTXX

The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.
Federated Prime Cash Obligations Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2017, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Commercial Paper and Notes	36.4%
Variable Rate Instruments	32.9%
Other Repurchase Agreements and Repurchase Agreements	14.6%
Bank Instruments	14.5%
U.S. Treasury Securities	1.7%
Other Assets and Liabilities—Net[2]	(0.1)%
TOTAL	100.0%
At July 31, 2017, the Fund's effective maturity schedule3 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	52.1%[4]
8 to 30 Days	14.0%
31 to 90 Days	17.7%
91 to 180 Days	6.9%
181 Days or more	9.4%
Other Assets and Liabilities—Net[2]	(0.1)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types. With respect to this table, Commercial Paper and Notes include commercial paper and corporate notes with interest rates that are fixed or that reset periodically.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
4	Overnight securities comprised 23.8% of the Fund's portfolio.
Annual Shareholder Report
1

Portfolio of Investments
July 31, 2017
Principal Amount			Value
		CERTIFICATES OF DEPOSIT—5.2%
		Finance - Banking—5.2%
$110,000,000		Bank of Montreal, 1.550%—1.600%, 12/18/2017 - 7/20/2018	$110,000,000
50,000,000		Canadian Imperial Bank of Commerce, 1.590%, 7/6/2018	50,000,000
10,000,000		Canadian Imperial Bank of Commerce, 1.590%, 7/9/2018	10,000,000
25,000,000		Mizuho Bank Ltd., 1.320%, 9/18/2017	24,956,090
55,000,000		Toronto Dominion Bank, 1.400%—1.600%, 10/17/2017 - 7/20/2018	55,000,000
60,000,000		Wells Fargo Bank, N.A., 1.300%, 10/20/2017 - 11/9/2017	60,000,000
		TOTAL CERTIFICATES OF DEPOSIT	309,956,090
		COMMERCIAL PAPER—36.2%[1]
		Aerospace/Auto—2.0%
42,000,000		Toyota Credit Canada, Inc., (Toyota Motor Corp. SA), 1.527%—1.548%, 4/6/2018 - 4/20/2018	41,546,986
75,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 1.507%, 4/3/2018	74,239,479
		TOTAL	115,786,465
		Finance - Banking—17.7%
204,500,000	[2,3]	Bank of Nova Scotia, Toronto, 1.415%—1.507%, 9/18/2017 - 4/13/2018	202,577,797
100,000,000		Banque et Caisse d'Epargne de L'Etat, 1.333%, 11/6/2017	99,643,274
35,000,000		Banque et Caisse d'Epargne de L'Etat, 1.360%, 12/6/2017	34,833,312
137,000,000	[2,3]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.327%—1.605%, 10/6/2017 - 7/19/2018	135,878,713
20,000,000	[2,3]	Canadian Imperial Bank of Commerce, 1.380%, 10/26/2017	19,934,736
122,875,000	[2,3]	DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 1.080%, 8/1/2017	122,875,000
30,000,000	[2,3]	Gotham Funding Corp., (Bank of Tokyo-Mitsubishi UFJ Ltd. LIQ), 1.152%, 8/8/2017	29,993,292
35,000,000		ING (U.S.) Funding LLC, 1.182%, 8/7/2017	34,993,117
80,000,000	[2,3]	LMA-Americas LLC, (Credit Agricole Corporate and Investment Bank LIQ), 1.080%—1.132%, 8/1/2017 - 8/4/2017	79,998,117
175,000,000	[2,3]	Matchpoint Finance PLC, (BNP Paribas SA LIQ), 1.173%—1.294%, 8/1/2017 - 9/14/2017	174,887,104
115,160,000	[2,3]	Societe Generale, Paris, 1.241%—1.252%, 8/31/2017	115,040,708
		TOTAL	1,050,655,170
		Finance - Retail—7.3%
99,000,000	[2,3]	Barton Capital S.A., 1.182%—1.273%, 8/8/2017 - 9/8/2017	98,936,863
87,000,000	[2,3]	CAFCO, LLC, 1.124%—1.144%, 8/14/2017 - 8/17/2017	86,964,176
50,000,000	[2,3]	CHARTA, LLC, 1.390%, 12/13/2017	49,743,167
37,000,000	[2,3]	CRC Funding, LLC, 1.153%—1.440%, 8/11/2017 - 1/9/2018	36,897,043
Annual Shareholder Report
2

Principal Amount			Value
		COMMERCIAL PAPER—continued[1]
		Finance - Retail—continued
$26,000,000	[2,3]	Old Line Funding, LLC, 1.315%, 10/30/2017	$25,914,850
135,000,000	[2,3]	Starbird Funding Corp., 1.163%—1.334%, 8/2/2017 - 10/4/2017	134,901,692
		TOTAL	433,357,791
		Finance - Securities—4.0%
56,000,000	[2,3]	Anglesea Funding LLC, 1.224%—1.420%, 8/1/2017 - 1/5/2018	55,935,174
78,500,000		Collateralized Commercial Paper Co. LLC, (J.P. Morgan Securities LLC SA), 1.355%—1.568%, 10/23/2017 - 4/20/2018	77,714,730
8,500,000	[2,3]	Collateralized Commercial Paper II Co. LLC, (J.P. Morgan Securities LLC SA), 1.558%—1.568%, 4/6/2018 - 4/13/2018	8,408,893
95,886,000	[2,3]	Ridgefield Funding Company, LLC Series B, (Societe Generale, Paris LIQ), 1.172%—1.200%, 8/1/2017 - 8/7/2017	95,876,083
		TOTAL	237,934,880
		Sovereign—5.2%
180,000,000	[2,3]	Caisse des Depots et Consignations (CDC), 1.113%—1.330%, 8/2/2017 - 11/7/2017	179,887,167
127,300,000	[2,3]	Kells Funding, LLC, (FMS Wertmanagement AoR LIQ), 1.134%—1.310%, 8/7/2017 - 11/2/2017	127,092,807
		TOTAL	306,979,974
		TOTAL COMMERCIAL PAPER	2,144,714,280
		CORPORATE NOTE—0.2%
		Finance - Banking—0.2%
10,000,000	[2,3,4]	Commonwealth Bank of Australia, 1.434%, 10/13/2017	10,001,733
		NOTES - VARIABLE—32.9%[4]
		Aerospace/Auto—2.4%
143,000,000		Toyota Motor Credit Corp., (Toyota Motor Corp. SA), 1.449%, 8/3/2017	143,000,000
		Finance - Banking—19.1%
50,000,000	[2,3]	ASB Finance Ltd., (GTD by ASB Bank Ltd.), 1.350%, 9/5/2017	50,000,000
5,000,000	[2,3]	Alpine Securitization Ltd., (Credit Suisse AG LIQ), 1.477%, 8/22/2017	5,000,000
25,000,000		Bank of America N.A., 1.524%, 8/14/2017	25,000,000
35,000,000		Bank of Montreal, 1.417%, 8/2/2017	35,000,000
50,000,000		Bank of Montreal, 1.502%, 9/1/2017	50,000,000
75,000,000		Bank of Montreal, 1.522%, 8/3/2017	75,000,000
20,000,000	[2,3]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.288%, 8/11/2017	20,000,000
100,000,000	[2,3]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.657%, 10/20/2017	100,000,000
30,000,000	[2,3]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.714%, 8/8/2017	30,000,000
60,000,000	[2,3]	Canadian Imperial Bank of Commerce, 1.434%, 8/29/2017	60,000,000
75,000,000		Canadian Imperial Bank of Commerce, 1.616%, 8/18/2017	75,000,000
Annual Shareholder Report
3

Principal Amount			Value
		NOTES - VARIABLE—continued[4]
		Finance - Banking—continued
$78,000,000		Canadian Imperial Bank of Commerce, 1.637%, 8/2/2017	$78,000,000
3,000,000		Canadian Imperial Bank of Commerce, 1.643%, 8/28/2017	3,000,000
7,815,000		Capital Markets Access Co. LC, West Broad Holdings, LLC Series 2007, (Wells Fargo Bank, N.A. LOC), 1.240%, 8/3/2017	7,815,000
4,300,000		Charlotte Christian School, (Series 1999), (Wells Fargo Bank, N.A. LOC), 1.280%, 8/2/2017	4,300,000
17,000,000	[2,3]	Commonwealth Bank of Australia, 1.433%, 10/23/2017	17,000,000
22,535,000		Corporate Finance Managers, Inc., Series B, (Wells Fargo Bank, N.A. LOC), 1.230%, 8/3/2017	22,535,000
8,200,000		Dynetics, Inc., (Series 2010-A), (Branch Banking & Trust Co. LOC), 1.240%, 8/3/2017	8,200,000
5,910,000		First Christian Church of Florissant, (Series 2008), (BMO Harris Bank, N.A. LOC), 1.200%, 8/3/2017	5,910,000
4,070,000		Gadsden, AL Airport Authority, (Series 2004), (Wells Fargo Bank, N.A. LOC), 1.220%, 8/3/2017	4,070,000
5,465,000		Guiding Light Church, (Series 2005), (Wells Fargo Bank, N.A. LOC), 1.220%, 8/3/2017	5,465,000
17,170,000		Hamilton Station Park and Ride, (Series 2005), (Wells Fargo Bank, N.A. LOC), 1.220%, 8/3/2017	17,170,000
320,000		Johnson City, TN Health & Education Facilities Board, Mountain State Health Alliance 2007B-1, (U.S. Bank, N.A. LOC), 1.200%, 8/2/2017	320,000
200,000		Kit Carson County, CO, Midwest Farms Project, (Wells Fargo Bank, N.A. LOC), 1.200%, 8/3/2017	200,000
25,000,000		Michigan State Finance Authority Revenue, (Series 2010-A), (Bank of America N.A. LOC), 1.200%, 8/3/2017	25,000,000
25,000,000		Michigan State Finance Authority Revenue, (Series 2010-B), (PNC Bank, N.A. LOC), 1.170%, 8/3/2017	25,000,000
3,000,000		Mike P. Sturdivant, Sr. Family Trust, Series 2016, (Wells Fargo Bank, N.A. LOC), 1.240%, 8/3/2017	3,000,000
1,440,000		Montgomery, AL IDB, (Wells Fargo Bank, N.A. LOC), 1.200%, 8/3/2017	1,440,000
19,670,000		Osprey Properties Limited Partnership, LLP & Nighthawk Properties, LLC, (Series 2008), (Wells Fargo Bank, N.A. LOC), 1.220%, 8/3/2017	19,670,000
3,735,000		PCP Investors, LLC, (Series 2003), (Wells Fargo Bank, N.A. LOC), 1.220%, 8/3/2017	3,735,000
29,435,000		Panel Rey S.A., (Series 2016), (Citibank NA, New York LOC), 1.240%, 8/3/2017	29,435,000
4,400,000		Partisan Property, Inc., (Series 2014), (Wells Fargo Bank, N.A. LOC), 1.210%, 8/2/2017	4,400,000
10,000,000		Royal Bank of Canada, 1.433%, 8/29/2017	10,000,000
15,000,000		SSAB AB (publ), Series 2015-A, (DNB Bank ASA LOC), 1.240%, 8/3/2017	15,000,000
Annual Shareholder Report
4

Principal Amount			Value
		NOTES - VARIABLE—continued[4]
		Finance - Banking—continued
$12,575,000		Saint Paul Minnesota Sales Tax Revenue, Revenue Bond—Rivercentre Arena PJ (Series 2009 A), (Wells Fargo Bank, N.A. LOC), 1.150%, 8/3/2017	$12,575,000
7,055,000		Spira Millenium LLC, Series 2001, (Bank of America N.A. LOC), 1.300%, 8/3/2017	7,055,000
6,535,000		St. Andrew United Methodist Church, (Series 2004), (Wells Fargo Bank, N.A. LOC), 1.220%, 8/3/2017	6,535,000
1,900,000		Sun Valley, Inc., (Wells Fargo Bank, N.A. LOC), 1.280%, 8/4/2017	1,900,000
8,740,000		Tack Capital Co., (Series 2001-A), (Wells Fargo Bank, N.A. LOC), 1.220%, 8/3/2017	8,740,000
85,000,000		Toronto Dominion Bank, 1.440%, 8/2/2017	85,000,000
100,000,000		Toronto Dominion Bank, 1.479%, 8/8/2017	100,000,000
10,000,000		Toronto Dominion Bank, 1.484%, 8/14/2017	10,000,000
41,500,000		Toronto Dominion Bank, 1.747%, 8/22/2017	41,500,000
7,100,000		Village Green Finance Co. LLC, (Series 1997), (Wells Fargo Bank, N.A. LOC), 1.220%, 8/2/2017	7,100,000
5,000,000		Wells Fargo Bank, N.A., 1.459%, 8/7/2017	5,000,000
10,000,000		Wells Fargo Bank, N.A., 1.521%, 8/18/2017	10,000,000
1,000,000		Wells Fargo Bank, N.A., 1.684%, 8/14/2017	1,000,000
		TOTAL	1,132,070,000
		Finance - Commercial—1.6%
75,000,000	[2,3]	Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 1.533%, 8/28/2017	75,000,000
6,000,000	[2,3]	M3 Realty, LLC, Series 2007, (General Electric Capital Corp. LOC), 1.290%, 8/3/2017	6,000,000
10,680,000	[2,3]	Mountain Creek Properties LLC, (General Electric Capital Corp. LOC), 1.250%, 8/3/2017	10,680,000
		TOTAL	91,680,000
		Finance - Retail—3.9%
15,000,000	[2,3]	Barton Capital S.A., 1.477%, 8/2/2017	15,000,000
50,000,000	[2,3]	Old Line Funding, LLC, 1.376%, 8/15/2017	50,000,000
45,000,000	[2,3]	Old Line Funding, LLC, 1.377%, 8/2/2017	45,000,000
27,000,000	[2,3]	Old Line Funding, LLC, 1.388%, 8/21/2017	26,998,477
35,000,000	[2,3]	Old Line Funding, LLC, 1.393%, 9/22/2017	35,000,000
60,000,000	[2,3]	Thunder Bay Funding, LLC, 1.584%, 8/4/2017	60,000,000
		TOTAL	231,998,477
		Finance - Securities—2.9%
20,000,000	[2,3]	Anglesea Funding LLC, 1.557%, 8/7/2017	20,000,000
35,000,000		Collateralized Commercial Paper Co. LLC, (J.P. Morgan Securities LLC SA), 1.407%, 8/2/2017	35,000,000
Annual Shareholder Report
5

Principal Amount			Value
		NOTES - VARIABLE—continued[4]
		Finance - Securities—continued
$50,000,000	[2,3]	Collateralized Commercial Paper Co. LLC, (J.P. Morgan Securities LLC SA), 1.453%, 8/24/2017	$50,000,000
11,000,000		Collateralized Commercial Paper Co. LLC, (J.P. Morgan Securities LLC SA), 1.576%, 8/11/2017	11,000,000
15,000,000		Collateralized Commercial Paper Co. LLC, (J.P. Morgan Securities LLC SA), 1.583%, 8/28/2017	15,000,000
40,000,000		Collateralized Commercial Paper Co. LLC, (J.P. Morgan Securities LLC SA), 1.677%, 8/3/2017	40,000,000
		TOTAL	171,000,000
		Government Agency—3.0%
6,700,000		Buffalo Peak Apts., LLC, Series 2015-A Buffalo Peaks Apartment Project, (FHLB of San Francisco LOC), 1.250%, 8/3/2017	6,700,000
2,150,000		CMR LLC, CMR LLC Project Series 2017, (FHLB of Indianapolis LOC), 1.240%, 8/3/2017	2,150,000
155,000		California Statewide Communities Development Authority, Valley Palms Apartments Project Taxable 2002 Series C-T, (FNMA LOC), 1.150%, 8/3/2017	155,000
15,000,000		Canyon Oaks LLC, Series 2017-A Canyon Oaks Apartments, (FHLB of San Francisco LOC), 1.250%, 8/2/2017	15,000,000
19,770,000		Capital Trust Agency, FL, (FNMA LOC), 1.250%, 8/3/2017	19,770,000
8,015,000		Dennis Wesley Company, Inc., The Dennis Wesley Company, Inc. Project, (FHLB of Indianapolis LOC), 1.240%, 8/3/2017	8,015,000
4,480,000		Flamingo Enterprises, Inc., (Series 2008), (FHLB of Atlanta LOC), 1.530%, 8/3/2017	4,480,000
5,000,000		HW Hellman Building, L.P., HW Hellman Building Apartments Project Series 2015-A, (FHLB of San Francisco LOC), 1.250%, 8/3/2017	5,000,000
4,000,000		HW Hellman Building, L.P., HW Hellman Building Apartments Project Series 2015-B, (FHLB of San Francisco LOC), 1.250%, 8/3/2017	4,000,000
730,000		Kentucky EDFA, Henderson County Health Care Corp., (FHLB of Cincinnati LOC), 1.430%, 8/3/2017	730,000
32,000,000		Landing at College Square, LLC, The Landing at College Square Apartments—Series 2015-A, (FHLB of San Francisco LOC), 1.250%, 8/3/2017	32,000,000
23,820,000		Oakmont of Whittier LLC, (Series 2014-A), (FHLB of San Francisco LOC), 1.250%, 8/3/2017	23,820,000
7,450,000		Pittsburg Fox Creek Associates L.P., (Series 2011-A), (FHLB of San Francisco LOC), 1.250%, 8/3/2017	7,450,000
30,595,000		Sunroad Centrum Apartments 23, L.P., Centrum Apartments Project (Series 2015-A), (FHLB of San Francisco LOC), 1.250%, 8/3/2017	30,595,000
9,000,000		Sunroad Centrum Apartments 5 LP, Centrum Apartments Project, (Series 2016-A), (FHLB of San Francisco LOC), 1.250%, 8/3/2017	9,000,000
6,000,000		Sunroad Centrum Apartments 5 LP, Centrum Apartments Project, (Series 2016-B), (FHLB of San Francisco LOC), 1.250%, 8/3/2017	6,000,000
Annual Shareholder Report
6

Principal Amount			Value
		NOTES - VARIABLE—continued[4]
		Government Agency—continued
$3,450,000		Wiz Kidz, LLC & Wiz Biz Holdings, LLC, (Series 2008), (FHLB of Atlanta LOC), 1.530%, 8/3/2017	$3,450,000
		TOTAL	178,315,000
		TOTAL NOTES - VARIABLE	1,948,063,477
		TIME DEPOSITS—9.3%
		Finance - Banking—9.3%
200,000,000		Credit Agricole Corporate and Investment Bank, 1.070%, 8/1/2017	200,000,000
100,000,000		DNB Bank ASA, 1.060%, 8/1/2017	100,000,000
250,000,000		Nordea Bank AB, 1.070%, 8/1/2017	250,000,000
		TOTAL TIME DEPOSITS	550,000,000
		U.S. TREASURY—1.7%
		U.S. Treasury Bill—1.7%
100,000,000	[5]	United States Treasury, 1.175%, 10/26/2017	99,719,306
		OTHER REPURCHASE AGREEMENTS—11.8%
		Finance - Banking—11.8%
20,000,000		BMO Capital Markets Corp., 1.260%, dated 7/31/2017, interest in a $40,000,000 collateralized loan agreement will repurchase securities provided as collateral for $40,001,400 on 8/1/2017, in which corporate bonds and medium term notes with a market value of $40,801,429 have been received as collateral and held with BNY Mellon as tri-party agent.	20,000,000
25,000,000		Citigroup Global Markets, Inc., 1.360%, dated 7/31/2017, interest in a $35,000,000 collateralized loan agreement will repurchase securities provided as collateral for $35,001,322 on 8/1/2017, in which American depository receipts and exchange-traded funds with a market value of $35,701,363 have been received as collateral and held with BNY Mellon as tri-party agent.	25,000,000
50,000,000		Citigroup Global Markets, Inc., 1.870%, dated 4/24/2017, interest in a $75,000,000 collateralized loan agreement will repurchase securities provided as collateral for $75,388,854 on 8/2/2017, in which certificates of deposit, U.S. Government Agency, U.S. Treasury securities and medium term notes with a market value of $76,623,721 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
35,000,000		HSBC Securities (USA), Inc., 1.260%, dated 7/31/2017, interest in a $40,000,000 collateralized loan agreement will repurchase securities provided as collateral for $40,001,400 on 8/1/2017, in which corporate bonds with a market value of $ 40,804,876 have been received as collateral and held with BNY Mellon as tri-party agent.	35,000,000
100,000,000		HSBC Securities (USA), Inc., 1.260%, dated 7/31/2017, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,003,500 on 8/1/2017, in which asset-backed securities with a market value of $102,002,759 have been received as collateral and held with BNY Mellon as tri-party agent.	100,000,000
Annual Shareholder Report
7

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$121,000,000	HSBC Securities (USA), Inc., 1.360%, dated 7/31/2017, interest in a $330,000,000 collateralized loan agreement will repurchase securities provided as collateral for $330,012,467 on 8/1/2017, in which corporate bonds and medium-term notes with a market value of $336,601,349 have been received as collateral and held with BNY Mellon as tri-party agent.	$121,000,000
11,000,000	MUFG Securities Americas, Inc., 1.360%, dated 7/31/2017, interest in a $100,000,000 collateralized loan agreement will repurchase securities provided as collateral for $100,003,778 on 8/1/2017, in which corporate bonds, medium-term notes, convertible bonds, American depository receipts, unit trust and municipal bonds, with a market value of $102,003,933 have been received as collateral and held with BNY Mellon as tri-party agent.	11,000,000
180,000,000	MUFG Securities Americas, Inc., 1.380%, dated 7/19/2017, interest in a $200,000,000 collateralized loan agreement will repurchase securities provided as collateral for $200,107,333 on 8/2/2017, in which corporate bonds, medium-term notes, convertible bonds, American depository receipts, unit trust, exchange-traded funds and municipal bonds, with a market value of $204,101,661 have been received as collateral and held with BNY Mellon as tri-party agent.	180,000,000
110,000,000	Mizuho Securities USA, Inc. 2.260%, dated 3/28/2017, interest in a $160,000,000 collateralized loan agreement will repurchase securities provided as collateral for $160,120,533 on 8/2/2017, in which collateralized mortgage obligations with a market value of $163,312,699 have been received as collateral and held with JPMorgan Chase as tri-party agent.	110,000,000
50,000,000	Wells Fargo Securities LLC. 1.750%, dated 5/9/2017, interest in a $80,000,000 collateralized loan agreement will repurchase securities provided as collateral for $80,330,556 on 8/2/2017, in which collateralized mortgage obligations and corporate bonds with a market value of $81,933,200 have been received as collateral and held with BNY Mellon as tri-party agent.	50,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS	702,000,000
	REPURCHASE AGREEMENT—2.8%
	Finance - Banking—2.8%
165,000,000	Interest in $1,750,000,000 joint repurchase agreement 1.06%, dated 7/31/2017 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $1,750,051,528 on 8/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 3/20/2065 and the market value of those underlying securities was $1,792,600,010.	165,000,000
	TOTAL INVESTMENTS—100.1% (AT AMORTIZED COST)[6]	5,929,454,886
	OTHER ASSETS AND LIABILITIES - NET—(0.1)%[7]	(7,047,459)
	TOTAL NET ASSETS—100%	$5,922,407,427
Annual Shareholder Report
8

1	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2017, these restricted securities amounted to $2,467,423,592, which represented 41.7% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2017, these liquid restricted securities amounted to $2,467,423,592, which represented 41.7% of total net assets.
4	Denotes a variable rate security with current rate and next reset date shown.
5	Discount rate at time of purchase.
6	Also represents cost for federal tax purposes.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2017.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund's assets as of July 31, 2017, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
The following acronyms are used throughout this portfolio:
EDFA	—Economic Development Finance Authority
FHLB	—Federal Home Loan Bank
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
IDB	—Industrial Development Bond
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
9

Financial Highlights–Automated Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,		Period Ended 7/31/2015[1]
	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.005	0.001	0.000[2]
Net realized gain on investments	0.000[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.005	0.001	0.000[2]
Less Distributions:
Distributions from net investment income	(0.005)	(0.001)	(0.000)[2]
Distributions from net realized gain on investments	(0.000)[2]	(0.000)[2]	—
TOTAL DISTRIBUTIONS	(0.005)	(0.001)	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00
Total Return[3]	0.45%	0.05%	0.00%[4]
Ratios to Average Net Assets:
Net expenses	0.51%	0.48%	0.30%[5]
Net investment income	0.37%	0.07%	0.02%[5]
Expense waiver/reimbursement[6]	0.13%	0.14%	0.35%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$346,013	$1,100,224	$121,723
1	Reflects operations for the period from June 2, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
10

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,		Period Ended 7/31/2015[1]
	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[2]	0.000[2]	0.000[2]
Net realized gain on investments	0.000[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.000)[2]	(0.000)[2]	—
Distributions from net realized gain on investments	(0.000)[2]	—	—
TOTAL DISTRIBUTIONS	(0.000)[2]	(0.000)[2]	—
Net Asset Value, End of Period	$1.00	$1.00	$1.00
Total Return[3]	0.04%	0.01%	0.00%[4]
Ratios to Average Net Assets:
Net expenses	0.82%	0.56%	0.31%[5]
Net investment income	0.02%	0.01%	0.02%[5]
Expense waiver/reimbursement[6]	0.51%	0.73%	0.99%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$51,059	$231,222	$0[7]
1	Reflects operations for the period from June 2, 2015 (date of initial public investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
7	Represents less than $1,000.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
11

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.008	0.003	0.000[1]	0.000[1]	0.001
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.008	0.003	0.000[1]	0.000[1]	0.001
Less Distributions:
Distributions from net investment income	(0.008)	(0.003)	(0.000)[1]	(0.000)[1]	(0.001)
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.008)	(0.003)	(0.000)[1]	(0.000)[1]	(0.001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.75%	0.27%	0.05%	0.03%	0.10%
Ratios to Average Net Assets:
Net expenses	0.20%	0.21%	0.20%	0.20%	0.20%
Net investment income	0.71%	0.26%	0.05%	0.03%	0.10%
Expense waiver/reimbursement[3]	0.13%	0.10%	0.08%	0.08%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,868,583	$6,447,093	$10,562,802	$10,709,538	$16,653,985
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
12

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.005	0.001	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.005	0.001	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.005)	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.005)	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.50%	0.08%	0.01%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.45%	0.40%	0.24%	0.22%	0.30%
Net investment income	0.47%	0.08%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[3]	0.13%	0.16%	0.30%	0.31%	0.24%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,215,338	$2,044,619	$1,959,603	$1,032,001	$1,058,246
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
13

Financial Highlights–Cash II Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,		Period Ended 7/31/2015[1]
	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.002	0.000[2]	0.000[2]
Net realized gain on investments	0.000[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.002	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.002)	(0.000)[2]	(0.000)[2]
Distributions from net realized gain on investments	(0.000)[2]	(0.000)[2]	—
TOTAL DISTRIBUTIONS	(0.002)[2]	(0.000)[2]	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00
Total Return[3]	0.16%	0.01%	0.00%[4]
Ratios to Average Net Assets:
Net expenses	0.79%	0.54%	0.30%[5]
Net investment income	0.16%	0.01%	0.02%[5]
Expense waiver/reimbursement[6]	0.24%	0.46%	0.70%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,196,268	$1,477,770	$211,294
1	Reflects operations for the period from June 2, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
14

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,		Period Ended 7/31/2015[1]
	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.000[2]	0.000[2]
Net realized gain on investments	0.000[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.001)	(0.000)[2]	(0.000)[2]
Distributions from net realized gain on investments	(0.000)[2]	(0.000)[2]	—
TOTAL DISTRIBUTIONS	(0.001)	(0.000)[2]	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00
Total Return[3]	0.08%	0.01%	0.00%[4]
Ratios to Average Net Assets:
Net expenses	0.70%	0.51%	0.30%[5]
Net investment income	0.02%	0.01%	0.02%[5]
Expense waiver/reimbursement[6]	0.57%	0.74%	0.95%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$28,365	$472,110	$9,734
1	Reflects operations for the period from June 2, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
15

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.007	0.002	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.007	0.002	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.007)	(0.002)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.007)	(0.002)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.65%	0.17%	0.01%	0.01%	0.02%
Ratios to Average Net Assets:
Net expenses	0.30%	0.30%	0.24%	0.22%	0.28%
Net investment income	0.45%	0.17%	0.01%	0.01%	0.02%
Expense waiver/reimbursement[3]	0.12%	0.10%	0.15%	0.17%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$203,594	$1,570,124	$2,139,131	$2,616,257	$2,883,158
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
16

Financial Highlights–Trust Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,		Period Ended 7/31/2015[1]
	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.003	0.000[2]	0.000[2]
Net realized gain on investments	0.000[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.003	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.003)	(0.000)[2]	—
Distributions from net realized gain on investments	(0.000)[2]	(0.000)[2]	—
TOTAL DISTRIBUTIONS	(0.003)	(0.000)[2]	—
Net Asset Value, End of Period	$1.00	$1.00	$1.00
Total Return[3]	0.29%	0.01%	0.00%[4]
Ratios to Average Net Assets:
Net expenses	0.63%	0.55%	0.30%[5]
Net investment income	0.15%	0.01%	0.02%[5]
Expense waiver/reimbursement[6]	0.20%	0.26%	0.50%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$13,188	$83,706	$1,249
1	Reflects operations for the period from June 2, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
17

Statement of Assets and Liabilities
July 31, 2017
Assets:
Investment in repurchase agreements and other repurchase agreements	$867,000,000
Investment in securities	5,062,454,886
Total investment in securities, at amortized cost and fair value		$5,929,454,886
Cash		489,876
Income receivable		4,955,491
Receivable for shares sold		12,137,431
TOTAL ASSETS		5,947,037,684
Liabilities:
Payable for shares redeemed	$21,775,035
Income distribution payable	930,819
Payable to adviser (Note 5)	10,494
Payable for administrative fee (Note 5)	12,799
Payable for distribution services fee (Note 5)	395,412
Payable for other service fees (Notes 2 and 5)	667,552
Accrued expenses (Note 5)	838,146
TOTAL LIABILITIES		24,630,257
Net assets for 5,922,402,901 shares outstanding		$5,922,407,427
Net Assets Consist of:
Paid-in capital		$5,922,393,985
Accumulated net realized gain on investments		9,517
Undistributed net investment income		3,925
TOTAL NET ASSETS		$5,922,407,427
Annual Shareholder Report
18

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Automated Shares:
$346,013,083 ÷ 346,012,819 shares outstanding, no par value, unlimited shares authorized	$1.00
Class R Shares:
$51,058,505 ÷ 51,058,465 shares outstanding, no par value, unlimited shares authorized	$1.00
Wealth Shares:
$2,868,582,852 ÷ 2,868,580,663 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$1,215,338,212 ÷ 1,215,337,278 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash II Shares:
$1,196,267,824 ÷ 1,196,266,911 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash Series Shares:
$28,364,696 ÷ 28,364,675 shares outstanding, no par value, unlimited shares authorized	$1.00
Capital Shares:
$203,594,393 ÷ 203,594,238 shares outstanding, no par value, unlimited shares authorized	$1.00
Trust Shares:
$13,187,862 ÷ 13,187,852 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
19

Statement of Operations
Year Ended July 31, 2017
Investment Income:
Interest			$60,453,087
Expenses:
Investment adviser fee (Note 5)		$13,372,376
Administrative fee (Note 5)		5,243,600
Custodian fees		248,722
Transfer agent fee (Note 2)		4,345,956
Directors'/Trustees' fees (Note 5)		81,837
Auditing fees		22,365
Legal fees		10,903
Portfolio accounting fees		259,948
Distribution services fee (Note 5)		6,500,080
Other service fees (Notes 2 and 5)		9,216,194
Share registration costs		359,237
Printing and postage		382,041
Miscellaneous (Note 5)		175,662
TOTAL EXPENSES		40,218,921
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 5)	$(8,788,207)
Waivers/reimbursements of other operating expenses (Notes 2 and 5)	(2,870,019)
TOTAL WAIVERS AND REIMBURSEMENTS		(11,658,226)
Net expenses			28,560,695
Net investment income			31,892,392
Net realized gain on investments			35,928
Change in net assets resulting from operations			$31,928,320
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
20

Statement of Changes in Net Assets
Year Ended July 31	2017	2016
Increase (Decrease) in Net Assets
Operations:
Net investment income	$31,892,392	$33,630,389
Net realized gain on investments	35,928	27,934
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	31,928,320	33,658,323
Distributions to Shareholders:
Distributions from net investment income
Automated Shares	(1,924,874)	(536,194)
Class R Shares	(26,972)	(14,082)
Wealth Shares	(19,832,875)	(27,628,538)
Service Shares	(6,409,299)	(1,556,418)
Cash II Shares	(2,026,304)	(105,609)
Cash Series Shares	(39,311)	(36,963)
Capital Shares	(1,598,954)	(3,719,282)
Trust Shares	(52,139)	(6,934)
Distributions from net realized gain on investments
Automated Shares	(3,333)	(1,065)
Class R Shares	(942)	—
Wealth Shares	(15,632)	(95,590)
Service Shares	(7,720)	(17,277)
Cash II Shares	(7,151)	(1,883)
Cash Series Shares	(2,387)	(486)
Capital Shares	(2,404)	(19,348)
Trust Shares	(251)	(12)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(31,950,548)	(33,739,681)
Annual Shareholder Report
21

Statement of Changes in Net Assets–continued
Year Ended July 31	2017	2016
Share Transactions:
Proceeds from sale of shares	$15,495,395,612	$67,795,820,355
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Automated Cash Management Trust	—	1,162,877,938
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Prime Cash Series	—	1,311,258,109
Net asset value of shares issued to shareholders in payment of distributions declared	22,215,752	14,934,051
Cost of shares redeemed	(23,022,049,880)	(71,863,477,484)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(7,504,438,516)	(1,578,587,031)
Change in net assets	(7,504,460,744)	(1,578,668,389)
Net Assets:
Beginning of period	13,426,868,171	15,005,536,560
End of period (including undistributed net investment income of $3,925 and $22,261, respectively)	$5,922,407,427	$13,426,868,171
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
22

Notes to Financial Statements
July 31, 2017
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 30 portfolios. The financial statements included herein are only those of Federated Prime Cash Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers eight classes of shares: Automated Shares, Class R Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Trustees determine such liquidity fees or redemption gates are in the best interests of the Fund.
On December 11, 2015, the Fund acquired all of the net assets of Federated Automated Cash Management Trust and Federated Prime Cash Series (the “Acquired Funds”), each an open-end investment company in a tax-free reorganization in exchange for shares of the Fund, pursuant to a plan of reorganization approved by the Acquired Funds Board of Trustees/Directors on May 29, 2015. The purpose of the transaction was to combine three portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Funds was carried forward to align ongoing reporting of the Fund's realized gains and losses with amounts distributable to shareholders for tax purposes.
For every one share of Federated Automated Cash Management Trust Service Shares exchanged, a shareholder received one share of the Fund's Automated Shares.
For every one share of Automated Cash Management Trust Cash II Shares exchanged, a shareholder received one share of the Fund's Trust Shares.
For every one share of Automated Cash Management Trust Class R Shares exchanged, a shareholder received one share of the Fund's Class R Shares.
For every one share of Federated Prime Cash Series Shares exchanged, a shareholder received one share of the Fund's Cash II Shares.
Annual Shareholder Report
23

The Fund received net assets from the Acquired Funds as the result of the tax-free reorganization as follows:
Shares of the Fund Issued to Shareholders of Automated Cash Manage- ment Trust	Shares of the Fund Issued to Shareholders of Federated Prime Cash Series	Automated Cash Management Trust Net Assets Received	Federated Prime Cash Series Net Assets Received	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination[1]
1,162,867,080	1,311,258,123	$1,162,877,938	$1,311,258,109	$15,893,467,327	$18,367,603,374
1	Net Assets of the Fund Immediately After Combination includes the net assets received from both of the Acquired Funds which were reorganized into the Fund on December 11, 2015.

Assuming the acquisition had been completed on August 1, 2015, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the year ended July 31, 2016, were as follows:
Net investment income*	$33,784,550
Net realized gain on investments	$170,869
Net increase in net assets resulting from operations	$33,955,419
*	Net investment income includes $154,161 of pro forma eliminated expenses.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the earnings of the Acquired Funds that have been included in the Fund's Statement of Changes in Net Assets for the year ended July 31, 2016.
On June 30, 2017, the Fund's Advisor Share class became effective with the Securities and Exchange Commission (SEC), but is not yet offered for sale.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Annual Shareholder Report
24

The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
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Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Automated Shares, Class R Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares may bear distribution services fees, other service fees and transfer agent fees unique to those classes. The detail of the total fund expense waivers and reimbursements of $11,658,226 is disclosed in various locations in this Note 2 and Note 5. For the year ended July 31, 2017, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Automated Shares	$485,520	$(1,941)
Class R Shares	335,416	(7,862)
Wealth Shares	963,521	(93)
Service Shares	488,394	—
Cash II Shares	1,692,163	(7,517)
Cash Series Shares	265,067	(6,973)
Capital Shares	104,523	(2)
Trust Shares	11,352	(154)
TOTAL	$4,345,956	$(24,542)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Automated Shares, Class R Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $96,615 of other service fees for the year ended July 31, 2017. Subject to the terms described in the Expense Limitation note, FSSC may
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voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2017, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Automated Shares	$1,294,259	$(1,351)	$(6,531)
Class R Shares	292,230	(13,385)	(193,005)
Service Shares	3,424,754	(850)	—
Cash II Shares	3,226,790	(26,330)	(1,058,221)
Cash Series Shares	541,706	(5,031)	(440,758)
Capital Shares	352,325	—	—
Trust Shares	84,130	(813)	(22,965)
TOTAL	$9,216,194	$(47,760)	$(1,721,480)
For the year ended July 31, 2017, the Fund's Wealth Shares did not incur other service fees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2017, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2017, tax years 2014 through 2017 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in
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transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended July 31	2017		2016
Automated Shares:	Shares	Amount	Shares	Amount
Shares sold	800,439,237	$800,439,237	1,414,397,209	$1,414,384,998
Shares issued in connection with the tax-free transfer of assets from Federated Automated Cash Management Trust	—	—	774,699,768	774,707,550
Shares issued to shareholders in payment of distributions declared	1,864,443	1,864,443	502,367	502,367
Shares redeemed	(1,556,512,891)	(1,556,512,891)	(1,211,099,715)	(1,211,099,715)
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	(754,209,211)	$(754,209,211)	978,499,629	$978,495,200

Year Ended July 31	2017		2016
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	59,023,688	$59,023,688	116,729,863	$116,728,004
Shares issued in connection with the tax-free transfer of assets from Federated Automated Cash Management Trust	—	—	220,182,634	220,184,401
Shares issued to shareholders in payment of distributions declared	27,334	27,334	14,004	14,004
Shares redeemed	(239,214,264)	(239,214,264)	(105,704,894)	(105,704,894)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	(180,163,242)	$(180,163,242)	231,221,607	$231,221,515
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Year Ended July 31	2017		2016
Wealth Shares:	Shares	Amount	Shares	Amount
Shares sold	8,790,671,857	$8,790,671,857	55,021,194,165	$55,021,203,969
Shares issued to shareholders in payment of distributions declared	11,352,426	11,352,426	12,532,222	12,532,222
Shares redeemed	(12,380,523,610)	(12,380,523,610)	(59,149,379,984)	(59,149,379,984)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	(3,578,499,327)	$(3,578,499,327)	(4,115,653,597)	$(4,115,643,793)

Year Ended July 31	2017		2016
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	2,735,899,479	$2,735,899,479	3,438,092,496	$3,438,096,993
Shares issued to shareholders in payment of distributions declared	5,964,035	5,964,035	1,108,224	1,108,224
Shares redeemed	(3,571,141,035)	(3,571,141,035)	(3,354,177,447)	(3,354,177,447)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(829,277,521)	$(829,277,521)	85,023,273	$85,027,770

Year Ended July 31	2017		2016
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	1,696,957,399	$1,696,957,399	1,442,588,394	$1,442,588,679
Shares issued in connection with the tax-free transfer of assets from Federated Prime Cash Series	—	—	1,311,258,122	1,311,258,109
Shares issued to shareholders in payment of distributions declared	2,016,826	2,016,826	106,818	106,818
Shares redeemed	(1,980,474,203)	(1,980,474,203)	(1,487,478,925)	(1,487,478,925)
NET CHANGE RESULTING FROM CLASS II SHARE TRANSACTIONS	(281,499,978)	$(281,499,978)	1,266,474,409	$1,266,474,681

Year Ended July 31	2017		2016
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	201,457,025	$201,457,025	809,066,697	$809,066,834
Shares issued to shareholders in payment of distributions declared	39,351	39,351	37,431	37,431
Shares redeemed	(645,241,018)	(645,241,018)	(346,729,090)	(346,729,090)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(443,744,642)	$(443,744,642)	462,375,038	$462,375,175
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Year Ended July 31	2017		2016
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	1,159,289,065	$1,159,289,065	5,348,194,162	$5,348,194,810
Shares issued to shareholders in payment of distributions declared	900,323	900,323	628,202	628,202
Shares redeemed	(2,526,716,120)	(2,526,716,120)	(5,917,817,289)	(5,917,817,289)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	(1,366,526,732)	$(1,366,526,732)	(568,994,925)	$(568,994,277)

Year Ended July 31	2017		2016
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	51,657,862	$51,657,862	205,557,371	$205,556,068
Shares issued in connection with the tax-free transfer of assets from Federated Automated Cash Management Trust	—	—	167,984,680	167,985,987
Shares issued to shareholders in payment of distributions declared	51,014	51,014	4,783	4,783
Shares redeemed	(122,226,739)	(122,226,739)	(291,090,140)	(291,090,140)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	(70,517,863)	$(70,517,863)	82,456,694	$82,456,698
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(7,504,438,516)	$(7,504,438,516)	(1,578,597,872)	$(1,578,587,031)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2017 and 2016, was as follows:
	2017	2016
Ordinary income[1]	$31,950,548	$33,739,681
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of July 31, 2017, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income[2]	$8,706
Undistributed long-term capital gains	$4,736
2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the year ended July 31, 2017, the Adviser voluntarily waived $8,788,207 of its fee and voluntarily reimbursed $24,542 of transfer agent fees.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee.
For the year ended July 31, 2017, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class R Shares, Cash II Shares, Cash Series Shares and Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class R Shares	0.50%
Cash II Shares	0.35%
Cash Series Shares	0.60%
Trust Shares	0.25%
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Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2017, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class R Shares	$598,349	$(238,912)
Cash II Shares	4,517,507	(333,232)
Cash Series Shares	1,300,094	(503,364)
Trust Shares	84,130	(729)
TOTAL	$6,500,080	$(1,076,237)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2017, FSC did not retain any of fees paid by the Fund.
Other Service Fees
For the year ended July 31, 2017, FSSC received $36,686 and reimbursed $47,760 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Automated Shares, Class R Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares, Capital Shares and Trust Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.55%, 1.15%, 0.20%, 0.45%, 0.90%, 1.05%, 0.30% and 0.70% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2018; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended July 31, 2017, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $335,250,000 and $12,730,000, respectively.
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General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. CONCENTRATION OF RISK
A substantial part of the Fund's portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of July 31, 2017, the Fund had no outstanding loans. During the year ended July 31, 2017, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2017, there were no outstanding loans. During the year ended July 31, 2017, the program was not utilized.
9. REGULATORY UPDATES
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management does not believe these amendments will have a material impact on the financial statements and accompanying notes.
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10. Subsequent events
As an efficient and cost-effective means of implementing its investment strategy and/or managing cash, the Fund will begin in the fourth quarter of 2017 to invest up to 25% of its net assets in an affiliated institutional prime money market fund with a “floating” NAV. To avoid charging duplicative fees, the Adviser will waive and/or reimburse the Investment Adviser Fee with respect to the amount of the Fund's net assets invested in such affiliated institutional prime money market fund. The Adviser will also waive and/or reimburse the Investment Adviser Fee and other expenses as discussed in Note 5.
Effective September 1, 2017, the breakpoints of Administrative Fees paid to FAS described above will change to:
Administrative Services Fee Rate	Average Daily Net Assets of the Investment Complex
0.100 of 1%	on assets up to $50 billion
0.075 of 1%	on assets over $50 billion
11. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended July 31, 2017, 90.51% of dividends paid by the Fund are interest related dividends, as provided by the American Jobs Creation Act of 2004.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF THE MONEY MARKET OBLIGATIONS TRUST AND THE SHAREHOLDERS OF FEDERATED PRIME CASH OBLIGATIONS FUND:
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Prime Cash Obligations Fund (the “Fund”), a portfolio of the Money Market Obligations Trust, as of July 31, 2017, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2017 by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Prime Cash Obligations Fund as of July 31, 2017, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
September 25, 2017
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2017 to July 31, 2017.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2017	Ending Account Value 7/31/2017	Expenses Paid During Period[1]
Actual:
Automated Shares	$1,000	$1,003.40	$2.48[2]
Class R Shares	$1,000	$1,000.30	$5.46
Wealth Shares	$1,000	$1,004.90	$0.99
Service Shares	$1,000	$1,003.70	$2.24
Cash II Shares	$1,000	$1,001.50	$4.47
Cash Series Shares	$1,000	$1,000.70	$5.16
Capital Shares	$1,000	$1,004.40	$1.49
Trust Shares	$1,000	$1,002.40	$3.48
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	Beginning Account Value 2/1/2017	Ending Account Value 7/31/2017	Expenses Paid During Period[1]
Hypothetical (assuming a 5% return before expenses):
Automated Shares	$1,000	$1,022.30	$2.51[2]
Class R Shares	$1,000	$1,019.30	$5.51
Wealth Shares	$1,000	$1,023.80	$1.00
Service Shares	$1,000	$1,022.60	$2.26
Cash II Shares	$1,000	$1,020.30	$4.51
Cash Series Shares	$1,000	$1,019.60	$5.21
Capital Shares	$1,000	$1,023.30	$1.51
Trust Shares	$1,000	$1,021.30	$3.51
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Automated Shares	0.50%
Class R Shares	1.10%
Wealth Shares	0.20%
Service Shares	0.45%
Cash II Shares	0.90%
Cash Series Shares	1.04%
Capital Shares	0.30%
Trust Shares	0.70%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Automated Shares current Fee Limit of 0.55% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $2.73 and $2.76, respectively.
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2016, the Trust comprised 30 portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 124 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
IN MEMORIAM–JOHN F. DONAHUE
(Former Chairman and President, and Emeritus Director/Trustee, of the Federated Funds, and Founder, Former Chairman, President and Chief Executive Officer, and Chairman Emeritus, of Federated Investors, Inc.)
With profound sadness, Federated announces the passing of John F. (“Jack”) Donahue, who founded, along with Richard B. Fisher, Federated in 1955 and served as a leader and member of the Boards of Directors/Trustees of the Federated Funds and the Board of Directors of Federated Investors, Inc. Mr. Donahue was a family man of deep faith with exemplary character and fealty, who served his religion, family, community, and the Federated Funds and Federated, as well as their shareholders, officers and employees, with distinction. His integrity, intelligence, and keen sense of fiduciary duty, coupled with his faith, family and background as a West Point graduate and Strategic Air Command B-29 pilot, served as a foundation for his strong business acumen and leadership. Among his many achievements, Mr. Donahue's steadfast and innovative leadership of the Federated Funds and Federated, as well as within the investment management industry, led to the birth of money market funds in the 1970s and their growth as an innovative, efficient and effective cash management vehicle throughout the 1980s, 1990s, 2000s and beyond. Federated expresses deep gratitude to Mr. Donahue for his inspiring leadership, distinguished service and contributions as a husband, father, founder, Board member and officer, colleague and friend. He will be greatly missed.
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Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee, Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Director or Trustee of certain of the funds in the Federated Fund Family; Chief Financial Officer, Treasurer, Vice President and Assistant Secretary, Federated Investors, Inc.; Chairman and Trustee, Federated Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment Management Company; Director, MDTA LLC; Director, Executive Vice President and Assistant Secretary, Federated Securities Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and Director and President, FII Holdings, Inc.
Previous Positions: Director, Federated Investors, Inc.; Assistant Secretary, Federated Investment Management Company, Federated Global Investment Management Company and Passport Research, LTD; Treasurer, Passport Research, LTD; Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.
*	Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, Current Chair of the Compensation Committee, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO, The Collins Group, Inc. (a private equity firm). Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.; Director, Member of the Audit Committee and Technology Committee of Equifax, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Dean of the Duquesne University School of Law; Adjunct Professor of Law, Duquesne University School of Law; formerly, Interim Dean of the Duquesne University School of Law; Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CONSOL Energy Inc.
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as: Associate General Secretary, Diocese of Pittsburgh; a member of the Superior Court of Pennsylvania; and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also currently holds the positions on either a public or not for profit Board of Directors as follows: Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Director, Saint Vincent College; Member, Pennsylvania State Board of Education (public); and Director and Chair, Cardinal Wuerl North Catholic High School, Inc. Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director, Catholic High Schools of the Diocese of Pittsburgh, Inc.; and Director, Pennsylvania Bar Institute.
Peter E. Madden Birth Date: March 16, 1942 Trustee Indefinite Term Began serving: August 1991	Principal Occupation: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; Retired.
Other Directorships Held: None.
Qualifications: Mr. Madden has served in several business management, mutual fund services and directorship positions throughout his career. Mr. Madden previously served as President, Chief Operating Officer and Director, State Street Bank and Trust Company (custodian bank) and State Street Corporation (financial services). He was Director, VISA USA and VISA International and Chairman and Director, Massachusetts Bankers Association. Mr. Madden served as Director, Depository Trust Corporation and Director, The Boston Stock Exchange. Mr. Madden also served as a Representative to the Commonwealth of Massachusetts General Court.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CONSOL Energy Inc.
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CONSOL Energy Inc.; and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
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OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: May 2004 Portfolio Manager since: November 1996	Principal Occupations: Deborah A. Cunningham has been the Fund's Portfolio Manager since November 1996. Ms. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.

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Evaluation and Approval of Advisory Contract–May 2017
Federated Prime Cash Obligations Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term at its May 2017 meetings. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in its decision. Using these judicial decisions as a guide, the Board has indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the Fund and of comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds); and (6) the extent of care, conscientiousness and independence with which the Fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the Board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. Consistent with the judicial decisions and SEC disclosure requirements, the
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Board also considered management fees charged to institutional and other clients of Federated Investment Management Company (the “Adviser”) and its advisory affiliates for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds. The Board was assisted in its deliberations by independent legal counsel. In addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the May meetings, at which the Board's formal approval of the investment advisory contract occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on matters as the need arose. The Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning
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the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
For comparison, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside
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products to be determinative in judging the appropriateness of mutual fund advisory fees. The Senior Officer noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, and full deliberations, the Board concluded that the expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of, and the compliance-related resources provided to, the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Senior Officer's Evaluation.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
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The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity,) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the
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year, and in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels. It should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
While the Senior Officer noted certain items for follow-up reporting to the Board and further consideration by management, he stated that his observations and information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Prime Cash Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919627
CUSIP 608919577
CUSIP 60934N625
CUSIP 60934N617
CUSIP 608919593
CUSIP 608919585
CUSIP 60934N591
CUSIP 608919619
Q450519 (9/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.
Annual Shareholder Report
July 31, 2017
Share Class	Ticker
Automated	PBAXX
Institutional	POIXX
Service	PRSXX
Capital	POPXX
Trust	POLXX

The Fund operates as a “Floating Net Asset Value” Money Market Fund. The Share Price will fluctuate. It is possible to lose money by investing in the Fund.
Federated Institutional Prime Obligations Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2017, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Instruments	46.1%
Commercial Paper	35.5%
Other Repurchase Agreements and Repurchase Agreements	18.3%
Other Assets and Liabilities—Net[2,3]	0.1%
TOTAL	100.0%
At July 31, 2017, the Fund's effective maturity4 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	44.5%[5]
8-30 Days	32.9%
31-90 Days	7.1%
91-180 Days	9.0%
181 Days or more	6.4%
Other Assets and Liabilities—Net[2,3]	0.1%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Represents less than 0.1%.
4	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
5	Overnight securities comprised 16.0% of the Fund's portfolio.
Annual Shareholder Report
1

Portfolio of Investments
July 31, 2017
Principal Amount			Value
		CERTIFICATES OF DEPOSIT—16.1%
		Finance - Banking—16.1%
$9,000,000		BMO Harris Bank, N.A., 1.170%, 8/15/2017	$9,000,000
25,000,000		Bank of Nova Scotia, Toronto, 1.470% - 1.500%, 3/29/2018 - 4/6/2018	25,002,405
20,000,000		Canadian Imperial Bank of Commerce, 1.480%, 2/14/2018	20,007,684
20,000,000		Citibank NA, New York, 1.400%, 12/26/2017	20,001,645
36,400,000		Sumitomo Mitsui Banking Corp., 1.180%, 8/4/2017	36,400,000
25,000,000		Toronto Dominion Bank, 1.300% - 1.600%, 11/15/2017 - 7/20/2018	25,003,372
		TOTAL CERTIFICATES OF DEPOSIT (IDENTIFIED COST $135,400,000)	135,415,106
		COMMERCIAL PAPER—19.4%[1]
		Finance - Banking—4.6%
20,000,000		BNP Paribas SA, 1.163%, 8/14/2017	19,991,622
1,000,000	[2,3]	DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 1.164%, 8/14/2017	999,581
12,600,000	[2,3]	Gotham Funding Corp., (Bank of Tokyo-Mitsubishi UFJ Ltd. LIQ), 1.253% - 1.263%, 8/18/2017 - 8/29/2017	12,588,666
5,000,000	[2,3]	LMA-Americas LLC, (Credit Agricole Corporate and Investment Bank LIQ), 1.132%, 8/4/2017	4,999,529
		TOTAL	38,579,398
		Finance - Retail—10.4%
10,000,000	[2,3]	CAFCO, LLC, 1.134%, 8/14/2017	9,995,919
20,000,000	[2,3]	CHARTA, LLC, 1.143% - 1.441%, 8/11/2017 - 1/18/2018	19,927,246
31,000,000	[2,3]	CRC Funding, LLC, 1.153% - 1.390%, 8/11/2017 - 12/13/2017	30,915,388
5,000,000	[2,3]	Old Line Funding, LLC, 1.451%, 1/22/2018	4,965,413
22,000,000	[2,3]	Starbird Funding Corp., 1.163% - 1.334%, 8/2/2017 - 10/4/2017	21,973,683
		TOTAL	87,777,649
		Finance - Securities—3.8%
28,000,000	[2,3]	Anglesea Funding LLC, 1.349% - 1.420%, 10/10/2017 - 1/5/2018	27,894,775
4,000,000	[2,3]	Collateralized Commercial Paper II Co. LLC, (J.P. Morgan Securities LLC SA), 1.558%, 4/9/2018	3,955,760
		TOTAL	31,850,535
		Sovereign—0.6%
5,000,000	[2,3]	Kells Funding, LLC, (FMS Wertmanagement AoR LIQ), 1.155%, 9/9/2017	4,994,250
		TOTAL COMMERCIAL PAPER (IDENTIFIED COST $163,205,603)	163,201,832
Annual Shareholder Report
2

Principal Amount			Value
		NOTES - VARIABLE—46.1%[4]
		Finance - Banking—23.0%
$10,000,000	[2,3]	Alpine Securitization Ltd., (Credit Suisse AG LIQ), 1.477%, 8/22/2017	$9,998,898
5,000,000		Bank of America N.A., 1.516%, 8/16/2017	5,000,000
25,000,000		Bank of America N.A., 1.524%, 8/14/2017	25,000,000
4,000,000		Bank of Montreal, 1.417%, 8/2/2017	4,000,991
30,000,000		Bank of Montreal, 1.564%, 8/14/2017	30,023,847
10,000,000	[2,3]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.288%, 8/11/2017	10,000,652
7,000,000	[2,3]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.666%, 8/15/2017	7,011,024
20,000,000		Canadian Imperial Bank of Commerce, 1.664%, 8/14/2017	20,034,512
1,250,000		Church at Brook Hills, (Wells Fargo Bank, N.A. LOC), 1.280%, 8/4/2017	1,250,000
95,000		Corporate Finance Managers, Inc., Series B, (Wells Fargo Bank, N.A. LOC), 1.230%, 8/3/2017	95,000
20,000,000	[2,3]	DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 1.404%, 8/14/2017	19,999,674
6,400,000		Dynetics, Inc., Series 2010-A, (Branch Banking & Trust Co. LOC), 1.240%, 8/3/2017	6,400,000
3,000,000		Griffin-Spalding County, GA Development Authority, Norcom, Inc. Project 2013A, (Bank of America N.A. LOC), 1.240%, 8/3/2017	3,000,000
315,000		Johnson City, TN Health & Education Facilities Board, Mountain State Health Alliance 2007B-1, (U.S. Bank, N.A. LOC), 1.200%, 8/2/2017	315,000
270,000		Kings Creek Country Club, Inc., (Series 1997), (Wells Fargo Bank, N.A. LOC), 1.280%, 8/2/2017	270,000
200,000		L.H. Kroh, Inc., (Series 1998), (Wells Fargo Bank, N.A. LOC), 1.280%, 8/2/2017	200,000
400,000		Los Angeles County Fair Association, (Wells Fargo Bank, N.A. LOC), 1.230%, 8/2/2017	400,000
3,350,000		Miami-Dade County, FL IDA, Badia Spices, Inc. Project Series 2015, (Northern Trust Co., Chicago, IL LOC), 1.200%, 8/3/2017	3,350,000
10,000,000		Royal Bank of Canada, 1.433%, 8/29/2017	10,001,812
5,000,000		Salem Green, LLP, Salem Green Apartments Project, Series 2010, (Wells Fargo Bank, N.A. LOC), 1.230%, 8/3/2017	5,000,000
855,000		St. Andrew United Methodist Church, Series 2004, (Wells Fargo Bank, N.A. LOC), 1.220%, 8/3/2017	855,000
5,000,000		Toronto Dominion Bank, 1.484%, 8/14/2017	5,000,000
19,000,000		Wells Fargo Bank, N.A., 1.684%, 8/14/2017	19,034,796
6,835,000		Yeshivas Novominsk, Series 2008, (TD Bank, N.A. LOC), 1.210%, 8/3/2017	6,835,000
		TOTAL	193,076,206
		Finance - Commercial—0.4%
3,000,000	[2,3]	Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 1.527%, 8/22/2017	3,000,000
Annual Shareholder Report
3

Principal Amount			Value
		NOTES - VARIABLE—continued[4]
		Finance - Retail—4.2%
$20,000,000	[2,3]	Old Line Funding, LLC, 1.388%, 8/21/2017	$20,004,879
5,000,000	[2,3]	Thunder Bay Funding, LLC, 1.516%, 8/15/2017	5,000,000
10,000,000	[2,3]	Thunder Bay Funding, LLC, 1.584%, 8/4/2017	10,010,135
		TOTAL	35,015,014
		Finance - Securities—5.3%
15,000,000		Anglesea Funding LLC, 1.467%, 8/2/2017	14,999,634
10,000,000		Collateralized Commercial Paper Co. LLC, (JPMorgan Securities LLC SA), 1.428%, 9/11/2017	10,005,792
20,000,000		Collateralized Commercial Paper Co. LLC, (J.P. Morgan Securities LLC SA), 1.644%, 8/9/2017	20,020,038
		TOTAL	45,025,464
		Government Agency—13.2%
6,450,000		Aquarium Parking Deck, LLC, Series 2005, (FHLB of Atlanta LOC), 1.180%, 8/2/2017	6,450,000
11,800,000		Buffalo Peak Apts., LLC, Series 2015-A Buffalo Peaks Apartment Project, (FHLB of San Francisco LOC), 1.250%, 8/3/2017	11,800,000
20,340,000		COG Leasing Co. LLP, Series 2007, (FHLB of Des Moines LOC), 1.250%, 8/3/2017	20,340,000
16,000,000		HW Hellman Building, L.P., HW Hellman Building Apartments Project Series 2015-B, (FHLB of San Francisco LOC), 1.250%, 8/3/2017	16,000,000
17,300,000		MB N4P3, LLC, Series 2015-A Mission Bay Apartments Project, (FHLB of San Francisco LOC), 1.250%, 8/3/2017	17,300,000
6,200,000		Mohr Green Associates L.P., 2012-A, (FHLB of San Francisco LOC), 1.250%, 8/3/2017	6,200,000
19,640,000		OSL Santa Rosa Fountaingrove LLC, (FHLB of San Francisco LOC), 1.250%, 8/3/2017	19,640,000
7,500,000		Premier Mushrooms, Inc., Series 2012, (CoBank, ACB LOC), 1.240%, 8/3/2017	7,500,000
6,005,000		Public Finance Authority, Series 2015-A Ram Eufaula Hospitality, LLC, (FHLB of Atlanta LOC), 1.200%, 8/3/2017	6,005,000
		TOTAL	111,235,000
		TOTAL NOTES—VARIABLE (IDENTIFIED COST $387,203,547)	387,351,684
		OTHER REPURCHASE AGREEMENTS—10.6%
		Finance - Banking—10.6%
18,000,000		BNP Paribas S.A. 1.46%, dated 7/31/2017, interest in a $50,000,000 collateralized loan agreement will repurchase securities provided as collateral for $50,002,028 on 8/1/2017, in which asset-backed securities, collateralized mortgage obligations and medium-term notes with a market value of $51,002,069 have been received as collateral and held with BNY Mellon as tri-party agent.	18,000,000
Annual Shareholder Report
4

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$10,000,000	Citigroup Global Markets, Inc., 1.36%, dated 7/31/2017, interest in a $35,000,000 collateralized loan agreement will repurchase securities provided as collateral for $35,001,322 on 8/1/2017, in which american depositary receipts and exchange-traded funds with a market value of $35,701,363 have been received as collateral and held with BNY Mellon as tri-party agent.	$10,000,000
5,100,000	Citigroup Global Markets, Inc., 1.66%, dated 7/31/2017, interest in a $75,000,000 collateralized loan agreement will repurchase securities provided as collateral for $75,003,458 on 8/1/2017, in which collateralized mortgage obligations with a market value of $76,503,528 have been received as collateral and held with BNY Mellon as tri-party agent.	5,100,000
36,000,000	HSBC Securities (USA), Inc., 1.36%, dated 7/31/2017, interest in a $330,000,000 collateralized loan agreement will repurchase securities provided as collateral for $330,012,467 on 8/1/2017, in which corporate bonds and medium-term notes with a market value of $336,601,349 have been received as collateral and held with JPMorgan Chase as tri-party agent.	36,000,000
20,000,000	MUFG Securities Americas, Inc., 1.38%, dated 7/19/2017, interest in a $200,000,000 collateralized loan agreement will repurchase securities provided as collateral for $200,107,333 on 8/2/2017, in which asset-backed securities, common stocks, convertible bonds, corporate bonds, exchange-traded funds, medium-term notes, municipal bonds, mutual funds and unit investment trust with a market value of $204,101,661 have been received as collateral and held with BNY Mellon as tri-party agent.	20,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS (AT COST)	89,100,000
	REPURCHASE AGREEMENT—7.7%
	Finance - Banking—7.7%
65,000,000	Interest in $1,750,000,000 joint repurchase agreement 1.06%, dated 7/31/2017 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $1,750,051,528 on 8/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 3/20/2065 and the market value of those underlying securities was $1,792,600,010. (AT COST)	65,000,000
	TOTAL INVESTMENTS—99.9% (IDENTIFIED COST $839,909,150)[5]	840,068,622
	OTHER ASSETS AND LIABILITIES - NET—0.1%[6]	873,566
	TOTAL NET ASSETS—100%	$840,942,188
1	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2017, these restricted securities amounted to $228,235,472, which represented 27.1% of total net assets.
Annual Shareholder Report
5

3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2017, these liquid restricted securities amounted to $228,235,472, which represented 27.1% of total net assets.
4	Denotes a variable rate security with current rate and next reset date shown.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2017.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2017, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
The following acronyms are used throughout this portfolio:
FHLB	—Federal Home Loan Bank
GTD	—Guaranteed
IDA	—Industrial Development Authority
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
6

Financial Highlights–Automated Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,			Period Ended 7/31/2014[1]
	2017	2016	2015
Net Asset Value, Beginning of Period	$1.0000	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0001	0.000[2]	(0.000)[2]	(0.000)[2]
Net realized gain on investments	0.0039	0.001	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.0040	0.001	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.0030)	(0.000)[2]	(0.000)[2]	(0.000)[2]
Distributions from paid in surplus	(0.0010)	(0.001)	—	—
TOTAL DISTRIBUTIONS	(0.0040)	(0.001)	(0.000)[2]	(0.000)[2]
Net Asset Value, End of Period	$1.0000	$1.00	$1.00	$1.00
Total Return[3]	0.30%	0.02%	0.01%	0.00%[4]
Ratios to Average Net Assets:
Net expenses	0.52%	0.44%	0.24%	0.23%[5]
Net investment income (loss)	0.01%	0.02%	0.01%	(0.00)%[4,5]
Expense waiver/reimbursement[6]	0.12%	0.20%	0.40%	0.42%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$0[7]	$823,514	$984,469	$24,189
1	Reflects operations for the period from June 12, 2014 (date of initial investment) to July 31, 2014.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
7	Represents less than $1,000.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
7

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.0000	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0063	0.003	0.000[1]	0.000[1]	0.001
Net realized gain on investments	0.0011	0.001	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.0074	0.004	0.000[1]	0.000[1]	0.001
Less Distributions:
Distributions from net investment income	(0.0063)	(0.003)	(0.000)[1]	(0.000)[1]	(0.001)
Distributions from paid in surplus	(0.0008)	(0.001)	—	—	—
TOTAL DISTRIBUTIONS	(0.0071)	(0.004)	(0.000)[1]	(0.000)[1]	(0.001)
Net Asset Value, End of Period	$1.0003	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.66%	0.26%	0.04%	0.20%	0.10%
Ratios to Average Net Assets:
Net expenses	0.20%	0.21%	0.20%	0.20%	0.20%
Net investment income	0.40%	0.26%	0.04%	0.02%	0.10%
Expense waiver/reimbursement[3]	0.10%	0.08%	0.08%	0.08%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$787,309	$21,921,916	$30,806,315	$26,947,649	$36,127,647
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
8

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.0000	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0040	0.001	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.0012	0.001	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.0052	0.002	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.0040)	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from paid in surplus	(0.0009)	(0.001)	—	—	—
TOTAL DISTRIBUTIONS	(0.0049)	(0.002)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.0003	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.43%	0.07%	0.01%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.45%	0.39%	0.24%	0.22%	0.29%
Net investment income	0.13%	0.07%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[3]	0.10%	0.15%	0.30%	0.31%	0.24%
Supplemental Data:
Net assets, end of period (000 omitted)	$37,873	$1,841,641	$2,881,460	$3,336,274	$3,059,336
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
9

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.0000	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0058	0.002	0.000[2]	0.000[2]	0.001[1]
Net realized gain (loss) on investments	0.0010	0.001	0.000[2]	0.000[2]	(0.000)[2]
TOTAL FROM INVESTMENT OPERATIONS	0.0068	0.003	0.000[2]	0.000[2]	0.001
Less Distributions:
Distributions from net investment income	(0.0058)	(0.002)	(0.000)[2]	(0.000)[2]	(0.001)
Distributions from paid in surplus	(0.0008)	(0.001)	—	—	—
TOTAL DISTRIBUTIONS	(0.0066)	(0.003)	(0.000)[2]	(0.000)[2]	(0.001)
Net Asset Value, End of Period	$1.0002	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.60%	0.21%	0.01%	0.01%	0.06%
Ratios to Average Net Assets:
Net expenses	0.25%	0.26%	0.23%	0.22%	0.25%
Net investment income	0.34%	0.22%	0.01%	0.01%	0.05%
Expense waiver/reimbursement[4]	0.10%	0.08%	0.10%	0.12%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$14,549	$526,605	$637,721	$816,589	$1,234,586
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.001.
3	Based on net asset value.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
10

Financial Highlights–Trust Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.0000	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0018	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.0015	0.001	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.0033	0.001	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.0021)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from paid in surplus	(0.0009)	(0.001)	—	—	—
TOTAL DISTRIBUTIONS	(0.0030)	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.0003	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.24%	0.01%	0.01%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.53%	0.45%	0.23%	0.22%	0.29%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[3]	0.26%	0.33%	0.55%	0.57%	0.49%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,211	$367,093	$499,638	$1,417,891	$2,761,275
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
11

Statement of Assets and Liabilities
July 31, 2017
Assets:
Investment in other repurchase agreements and repurchase agreements	$154,100,000
Investment in securities	685,968,622
Total investment in securities, at value (identified cost $839,909,150)		$840,068,622
Cash		895,876
Income receivable		659,861
Receivable for shares sold		300
TOTAL ASSETS		841,624,659
Liabilities:
Income distribution payable	481,335
Payable to adviser (Note 5)	2,476
Payable for administrative fees (Note 5)	1,815
Payable for custodian fees	13,693
Payable for transfer agent fee	67,271
Payable for portfolio accounting fees	51,710
Payable for distribution services fee (Note 5)	257
Payable for share registration costs	40,144
Accrued expenses (Note 5)	23,770
TOTAL LIABILITIES		682,471
Net assets for 840,699,620 shares outstanding		$840,942,188
Net Assets Consist of:
Paid-in capital		$840,780,998
Net unrealized appreciation of investments		159,472
Accumulated net realized loss on investments		(2,928)
Undistributed net investment income		4,646
TOTAL NET ASSETS		$840,942,188
Annual Shareholder Report
12

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Automated Shares:
$100 ÷ 100 shares outstanding, no par value, unlimited shares authorized	$1.0000
Institutional Shares:
$787,309,084 ÷ 787,080,267 shares outstanding, no par value, unlimited shares authorized	$1.0003
Service Shares:
$37,872,574 ÷ 37,861,993 shares outstanding, no par value, unlimited shares authorized	$1.0003
Capital Shares:
$14,549,137 ÷ 14,546,313 shares outstanding, no par value, unlimited shares authorized	$1.0002
Trust Shares:
$1,211,293 ÷ 1,210,947 shares outstanding, no par value, unlimited shares authorized	$1.0003
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
13

Statement of Operations
Year Ended July 31, 2017
Investment Income:
Interest			$25,093,748
Expenses:
Investment adviser fee (Note 5)		$8,385,920
Administrative fee (Note 5)		3,281,097
Custodian fees		175,929
Transfer agent fee (Note 2)		367,776
Directors'/Trustees' fees (Note 5)		118,504
Auditing fees		23,430
Legal fees		10,549
Portfolio accounting fees		214,161
Distribution services fee (Note 5)		131,067
Other service fees (Notes 2 and 5)		1,319,177
Share registration costs		126,832
Printing and postage		56,485
Miscellaneous (Note 5)		267,700
TOTAL EXPENSES		14,478,627
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 5)	$(4,285,247)
Waivers/reimbursements of other operating expenses (Notes 2 and 5)	(154,906)
TOTAL WAIVERS AND REIMBURSEMENTS		(4,440,153)
Net expenses			10,038,474
Net investment income			15,055,274
Net realized gain on investments			68,497
Net change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currency			159,472
Change in net assets resulting from operations			$15,283,243
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
Year Ended July 31,	2017	2016
Increase (Decrease) in Net Assets
Operations:
Net investment income	$15,055,274	$79,503,514
Net realized gain on investments	68,497	127,762
Net change in unrealized appreciation/depreciation of investments	159,472	—
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	15,283,243	79,631,276
Distributions to Shareholders:
Distributions from net investment income
Automated Shares	(15,247)	(179,876)
Institutional Shares	(14,356,935)	(76,120,599)
Service Shares	(438,493)	(1,717,497)
Capital Shares	(255,767)	(1,415,122)
Trust Shares	(8,026)	(46,914)
Distribution from paid in surplus
Automated Shares	(134,614)	(338,303)
Institutional Shares	(2,891,295)	(11,451,388)
Service Shares	(293,506)	(932,173)
Capital Shares	(58,289)	(706,696)
Trust Shares	(48,022)	(165,223)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(18,500,194)	(93,073,791)
Share Transactions:
Proceeds from sale of shares	25,280,837,576	233,133,501,055
Net asset value of shares issued to shareholders in payment of distributions declared	7,016,180	40,877,578
Cost of shares redeemed	(49,924,464,163)	(243,489,769,252)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(24,636,610,407)	(10,315,390,619)
Change in net assets	(24,639,827,358)	(10,328,833,134)
Net Assets:
Beginning of period	25,480,769,546	35,809,602,680
End of period (including undistributed net investment income of $4,646 and $23,840, respectively)	$840,942,188	$25,480,769,546
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
July 31, 2017
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 30 portfolios. The financial statements included herein are only those of Federated Institutional Prime Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Automated Shares, Institutional Shares, Service Shares, Capital Shares and Trust Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
The Fund operates as an institutional money market fund. As an institutional money market fund, the Fund: (1) will not be limited to institutional investors, but will continue to be available to retail investors; (2) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (SEC) rules and guidance) to value its portfolio securities and transact at a floating net asset value (NAV) that uses four decimal-place precision ($1.0000); and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Trustees determine such liquidity fees or redemption gates are in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■	Fixed-income securities with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security. The Fund may only use this method to value a portfolio security when it can reasonably conclude, at each time it makes a valuation determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
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■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
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Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
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Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Automated Shares, Institutional Shares, Service Shares, Capital Shares and Trust Shares may bear distribution services fees, other service fees and transfer agent fees unique to those classes. The detail of the total fund expense waivers and reimbursements of $4,440,153 is disclosed in various locations in this Note 2 and Note 5. For the year ended July 31, 2017, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Automated Shares	$132,499	$—
Institutional Shares	216,466	(21,113)
Service Shares	14,078	—
Capital Shares	3,728	—
Trust Shares	1,005	—
TOTAL	$367,776	$(21,113)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
The Fund had a paid in capital amount that, as a result of a prior acquisition of another money market fund, was in excess of the number of shares outstanding. To reduce this difference, the Fund began distributing the excess paid in capital to shareholders on October 1, 2015. These returns of capital distributions were declared daily and distributed monthly and continued until such time as the excess paid in capital amount was depleted. The Fund's excess capital position and return of capital distributions ceased during October 2016. These distributions are taxable income to the shareholders and are not considered a return of capital for federal tax purposes.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Automated Shares, Institutional Shares, Service Shares, Capital Shares and Trust Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms
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described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2017, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Automated Shares	$326,617	$—	$(42,665)
Service Shares	$825,649	$—	$(966)
Capital Shares	$37,337	$(340)	$—
Trust Shares	$129,574	$(556)	$(89,232)
TOTAL	$1,319,177	$(896)	$(132,863)
For the year ended July 31, 2017, the Fund's Institutional Shares did not incur other service fees; however, they may begin to incur this fee upon approval of the Trustees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2017, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2017, tax years 2014 through 2017 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
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Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 7/31/2017		Year Ended 7/31/2016
Automated Shares:	Shares	Amount	Shares	Amount
Shares sold	72,816,168	$72,816,168	584,318,788	$584,998,724
Shares issued to shareholders in payment of distributions declared	149,857	149,857	553,589	553,589
Shares redeemed	(896,368,786)	(896,368,786)	(746,194,694)	(746,194,694)
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	(823,402,761)	$(823,402,761)	(161,322,317)	$(160,642,381)

	Year Ended 7/31/2017		Year Ended 7/31/2016
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	22,704,540,167	$22,705,067,578	207,224,469,797	$207,222,773,665
Shares issued to shareholders in payment of distributions declared	6,379,527	6,379,934	38,591,560	38,591,560
Shares redeemed	(43,842,787,949)	(43,843,301,456)	(216,134,257,091)	(216,134,257,091)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(21,131,868,255)	$(21,131,853,944)	(8,871,195,734)	$(8,872,891,866)

	Year Ended 7/31/2017		Year Ended 7/31/2016
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,705,459,930	$1,705,486,299	10,204,233,551	$10,204,025,100
Shares issued to shareholders in payment of distributions declared	273,328	273,369	603,836	603,836
Shares redeemed	(3,509,263,320)	(3,509,292,969)	(11,243,641,187)	(11,243,641,187)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(1,803,530,062)	$(1,803,533,301)	(1,038,803,800)	$(1,039,012,251)
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	Year Ended 7/31/2017		Year Ended 7/31/2016
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	569,526,588	$569,534,428	13,714,685,153	$13,715,565,840
Shares issued to shareholders in payment of distributions declared	205,881	205,893	1,088,936	1,088,936
Shares redeemed	(1,081,719,528)	(1,081,728,460)	(13,827,119,924)	(13,827,119,924)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	(511,987,059)	$(511,988,139)	(111,345,835)	$(110,465,148)

	Year Ended 7/31/2017		Year Ended 7/31/2016
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	227,932,977	$227,933,103	1,405,793,766	$1,406,137,726
Shares issued to shareholders in payment of distributions declared	7,127	7,127	39,657	39,657
Shares redeemed	(593,772,326)	(593,772,492)	(1,538,556,356)	(1,538,556,356)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	(365,832,222)	$(365,832,262)	(132,722,933)	$(132,378,973)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(24,636,620,359)	$(24,636,610,407)	(10,315,390,619)	$(10,315,390,619)
4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for expiration of capital loss carryforward.
For the year ended July 31, 2017, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Paid-In Capital	Accumulated Net Realized Gain (Loss)
$(9,518,978)	$9,518,978
Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2017 and 2016, was as follows:
	2017	2016
Ordinary income	$18,500,194	$93,073,791
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As of July 31, 2017, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$4,646
Net unrealized appreciation	$159,472
Capital loss carry forwards and deferrals	$(2,928)
At July 31, 2017, the cost of investments for federal tax purposes was $839,909,150. The net unrealized appreciation of investments for federal tax purposes was $159,472. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $165,498 and net unrealized depreciation from investments for those securities having an excess of cost over value of $6,026.
At July 31, 2017, the Fund had a capital loss carryforward of $2,928 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2018	$2,928	NA	$2,928
The Fund used capital loss carryforwards of $68,497 to offset capital gains realized during the year ended July 31, 2017. Capital loss carryforwards of $9,518,978 expired during the year ended July 31, 2017.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the year ended July 31, 2017, the Adviser voluntarily waived $4,285,247 of its fee and voluntarily reimbursed $21,113 of transfer agent fees.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2017, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2017, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Trust Shares	$131,067	$(34)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2017, FSC retained $1,739 of fees paid by the Fund.
Other Service Fees
For the year ended July 31, 2017, FSSC received $3,849 and reimbursed $896 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Automated Shares, Institutional Shares, Service Shares, Capital Shares and Trust
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Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.55%, 0.20%, 0.45%, 0.25%, and 0.70% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2018; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended July 31, 2017, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $71,655,000 and $777,950,000, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. CONCENTRATION OF RISK
A substantial part of the Fund's portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of July 31, 2017, the Fund had no outstanding loans. During the year ended July 31, 2017, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2017, there were no outstanding loans. During the year ended July 31, 2017, the program was not utilized.
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9. REGULATORY UPDATES
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management does not believe these amendments will have a material impact on the financial statements and accompanying notes.
10. Subsequent event
Effective September 1, 2017, the breakpoints of Administrative Fees paid to FAS described above will change to:
Administrative Services Fee Rate	Average Daily Net Assets of the Investment Complex
0.100 of 1%	on assets up to $50 billion
0.075 of 1%	on assets over $50 billion
11. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended July 31, 2017, 100.00% of dividends paid by the Fund are interest-related dividends, as provided by the American Jobs Creation Act of 2004.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF the MONEY MARKET OBLIGATIONS TRUST AND THE SHAREHOLDERS of federated institutional prime obligations fund:
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Institutional Prime Obligations Fund (the “Fund”), a portfolio of the Money Market Obligations Trust, as of July 31, 2017, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2017 by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Institutional Prime Obligations Fund as of July 31, 2017, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
September 25, 2017
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2017 to July 31, 2017.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2017	Ending Account Value 7/31/2017	Expenses Paid During Period[1]
Actual:
Automated Shares	$1,000	$1,002.80	$2.74
Institutional Shares	$1,000	$1,004.70	$0.99
Service Shares	$1,000	$1,003.60	$2.14
Capital Shares	$1,000	$1,004.50	$1.29
Trust Shares	$1,000	$1,002.30	$3.48
Hypothetical (assuming a 5% return before expenses):
Automated Shares	$1,000	$1,022.10	$2.77
Institutional Shares	$1,000	$1,023.80	$1.00
Service Shares	$1,000	$1,022.70	$2.16
Capital Shares	$1,000	$1,023.50	$1.30
Trust Shares	$1,000	$1,021.30	$3.51
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Automated Shares	0.55%
Institutional Shares	0.20%
Service Shares	0.43%
Capital Shares	0.26%
Trust Shares	0.70%
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2016, the Trust comprised 30 portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 124 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
IN MEMORIAM–JOHN F. DONAHUE
(Former Chairman and President, and Emeritus Director/Trustee, of the Federated Funds, and Founder, Former Chairman, President and Chief Executive Officer, and Chairman Emeritus, of Federated Investors, Inc.)
With profound sadness, Federated announces the passing of John F. (“Jack”) Donahue, who founded, along with Richard B. Fisher, Federated in 1955 and served as a leader and member of the Boards of Directors/Trustees of the Federated Funds and the Board of Directors of Federated Investors, Inc. Mr. Donahue was a family man of deep faith with exemplary character and fealty, who served his religion, family, community, and the Federated Funds and Federated, as well as their shareholders, officers and employees, with distinction. His integrity, intelligence, and keen sense of fiduciary duty, coupled with his faith, family and background as a West Point graduate and Strategic Air Command B-29 pilot, served as a foundation for his strong business acumen and leadership. Among his many achievements, Mr. Donahue's steadfast and innovative leadership of the Federated Funds and Federated, as well as within the investment management industry, led to the birth of money market funds in the 1970s and their growth as an innovative, efficient and effective cash management vehicle throughout the 1980s, 1990s, 2000s and beyond. Federated expresses deep gratitude to Mr. Donahue for his inspiring leadership, distinguished service and contributions as a husband, father, founder, Board member and officer, colleague and friend. He will be greatly missed.
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Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee, Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Director or Trustee of certain of the funds in the Federated Fund Family; Chief Financial Officer, Treasurer, Vice President and Assistant Secretary, Federated Investors, Inc.; Chairman and Trustee, Federated Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment Management Company; Director, MDTA LLC; Director, Executive Vice President and Assistant Secretary, Federated Securities Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and Director and President, FII Holdings, Inc.
Previous Positions: Director, Federated Investors, Inc.; Assistant Secretary, Federated Investment Management Company, Federated Global Investment Management Company and Passport Research, LTD; Treasurer, Passport Research, LTD; Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.
*	Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, Current Chair of the Compensation Committee, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO, The Collins Group, Inc. (a private equity firm). Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.; Director, Member of the Audit Committee and Technology Committee of Equifax, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Dean of the Duquesne University School of Law; Adjunct Professor of Law, Duquesne University School of Law; formerly, Interim Dean of the Duquesne University School of Law; Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CONSOL Energy Inc.
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as: Associate General Secretary, Diocese of Pittsburgh; a member of the Superior Court of Pennsylvania; and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also currently holds the positions on either a public or not for profit Board of Directors as follows: Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Director, Saint Vincent College; Member, Pennsylvania State Board of Education (public); and Director and Chair, Cardinal Wuerl North Catholic High School, Inc. Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director, Catholic High Schools of the Diocese of Pittsburgh, Inc.; and Director, Pennsylvania Bar Institute.
Peter E. Madden Birth Date: March 16, 1942 Trustee Indefinite Term Began serving: August 1991	Principal Occupation: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; Retired.
Other Directorships Held: None.
Qualifications: Mr. Madden has served in several business management, mutual fund services and directorship positions throughout his career. Mr. Madden previously served as President, Chief Operating Officer and Director, State Street Bank and Trust Company (custodian bank) and State Street Corporation (financial services). He was Director, VISA USA and VISA International and Chairman and Director, Massachusetts Bankers Association. Mr. Madden served as Director, Depository Trust Corporation and Director, The Boston Stock Exchange. Mr. Madden also served as a Representative to the Commonwealth of Massachusetts General Court.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CONSOL Energy Inc.
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CONSOL Energy Inc.; and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
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OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 Vice President Officer since: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Officer since: May 2004 Portfolio Manager since: July 1991	Principal Occupations: Deborah A. Cunningham has been the Fund's Portfolio Manager since July 1991. Ms. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.

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Evaluation and Approval of Advisory Contract–May 2017
Federated Institutional Prime Obligations Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term at its May 2017 meetings. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in its decision. Using these judicial decisions as a guide, the Board has indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the Fund and of comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds); and (6) the extent of care, conscientiousness and independence with which the Fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the Board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. Consistent with the judicial decisions and SEC disclosure requirements, the
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Board also considered management fees charged to institutional and other clients of Federated Investment Management Company (the “Adviser”) and its advisory affiliates for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds. The Board was assisted in its deliberations by independent legal counsel. In addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the May meetings, at which the Board's formal approval of the investment advisory contract occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on matters as the need arose. The Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning
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the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside
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products to be determinative in judging the appropriateness of mutual fund advisory fees. The Senior Officer noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, and full deliberations, the Board concluded that the expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of, and the compliance-related resources provided to, the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the Senior Officer's Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its peers.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
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The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity,) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the
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year, and in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels. It should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
While the Senior Officer noted certain items for follow-up reporting to the Board and further consideration by management, he stated that his observations and information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Annual Shareholder Report
42

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Annual Shareholder Report
43

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Institutional Prime Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919734
CUSIP 60934N203
CUSIP 60934N708
CUSIP 608919767
CUSIP 60934N146
Q450523 (9/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.
Annual Shareholder Report
July 31, 2017
Share Class	Ticker
Institutional	PVOXX
Service	PVSXX
Capital	PVCXX

The Fund operates as a “Floating Net Asset Value” Money Market Fund. The Share Price will fluctuate. It is possible to lose money by investing in the Fund.
Federated Institutional Prime Value Obligations Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2017, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Other Repurchase Agreements and Repurchase Agreements	32.9%
Commercial Paper	31.5%
Variable Rate Instruments	28.4%
Bank Instruments	4.7%
U.S. Treasury	2.2%
Asset-Backed Security	0.3%
Other Assets and Liabilities—Net[2,3]	0.0%
TOTAL	100.0%
At July 31, 2017, the Fund's effective maturity4 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	53.8%[5]
8 to 30 Days	14.7%
31 to 90 Days	16.0%
91 to 180 Days	7.5%
181 Days or more	8.0%
Other Assets and Liabilities—Net[2,3]	0.0%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for more complete information regarding these security types.
2	Represents less than 0.1%.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
4	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
5	Overnight securities comprised 37.5% of the Fund's portfolio.
Annual Shareholder Report
1

Portfolio of Investments
July 31, 2017
Principal Amount			Value
		ASSET-BACKED SECURITY—0.3%
		Finance - Automotive—0.3%
$14,932,481	[1,2]	Enterprise Fleet Financing LLC 2017-2, Class A1, 1.500%, 7/20/2018 (IDENTIFIED COST $14,932,481)	$14,932,755
		CERTIFICATES OF DEPOSIT—4.7%
		Finance - Banking—4.7%
60,000,000		Bank of Montreal, 1.520% - 1.550%, 12/18/2017 - 12/21/2017	60,042,184
20,000,000		Bank of Nova Scotia, Toronto, 1.500%, 4/6/2018	20,003,200
40,000,000		Canadian Imperial Bank of Commerce, 1.590%, 7/9/2018	40,014,782
50,000,000		Mizuho Bank Ltd., 1.320%, 9/18/2017	49,912,180
20,000,000		Toronto Dominion Bank, 1.600%, 7/20/2018	20,013,687
25,000,000		Wells Fargo Bank, N.A., 1.300%, 11/9/2017	25,002,380
		TOTAL CERTIFICATES OF DEPOSIT (IDENTIFIED COST $214,912,180)	214,988,413
		COMMERCIAL PAPER—31.5%[3]
		Aerospace/Auto—1.5%
50,000,000		Toyota Credit Canada, Inc., (Toyota Motor Corp. SA), 1.272% - 1.527%, 8/4/2017 - 4/6/2018	49,791,148
18,000,000		Toyota Motor Finance (Netherlands) B.V., (Toyota Motor Corp. SA), 1.309%, 11/13/2017	17,937,263
		TOTAL	67,728,411
		Finance - Banking—16.4%
20,000,000		BNP Paribas SA, 1.163%, 8/14/2017	19,991,622
160,000,000	[1,2]	Bank of Nova Scotia, Toronto, 1.415% - 1.507%, 9/18/2017 - 4/13/2018	158,512,901
105,000,000		Banque et Caisse d'Epargne de L'Etat, 1.360% - 1.390%, 12/6/2017 - 12/11/2017	104,519,168
76,500,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.327% - 1.605%, 11/3/2017 - 7/19/2018	75,455,133
30,000,000	[1,2]	Canadian Imperial Bank of Commerce, 1.380%, 10/26/2017	29,912,565
22,400,000	[1,2]	DNB Bank ASA, 1.160%, 8/4/2017	22,397,835
100,000,000	[1,2]	DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 1.080%, 8/1/2017	100,000,000
35,000,000	[1,2]	Gotham Funding Corp., (Bank of Tokyo-Mitsubishi UFJ Ltd. LIQ), 1.152%, 8/8/2017	34,992,174
35,000,000		ING (U.S.) Funding LLC, 1.182%, 8/7/2017	34,993,117
20,000,000	[1,2]	LMA-Americas LLC, (Credit Agricole Corporate and Investment Bank LIQ), 1.200%, 8/7/2017	19,996,000
9,000,000		Malayan Banking Berhad, New York, (Wells Fargo Bank, N.A. LOC), 1.461%, 10/31/2017 - 12/12/2017	8,963,461
Annual Shareholder Report
2

Principal Amount			Value
		COMMERCIAL PAPER—continued[3]
		Finance - Banking—continued
$98,000,000	[1,2]	Matchpoint Finance PLC, (BNP Paribas SA LIQ), 1.224% - 1.294%, 9/1/2017 - 9/13/2017	$97,892,779
50,000,000	[1,2]	NRW.Bank, 1.103%, 8/4/2017	49,995,416
		TOTAL	757,622,171
		Finance - Retail—6.0%
45,000,000	[1,2]	Barton Capital S.A., 1.182% - 1.202%, 8/8/2017	44,989,558
20,000,000	[1,2]	CAFCO, LLC, 1.257%, 9/12/2017	19,970,833
25,000,000	[1,2]	CHARTA, LLC, 1.369% - 1.440%, 12/7/2017 - 1/8/2018	24,845,491
99,000,000	[1,2]	CRC Funding, LLC, 1.153% - 1.440%, 8/10/2017 - 1/9/2018	98,668,211
90,000,000	[1,2]	Starbird Funding Corp., 1.173% - 1.234%, 8/3/2017 - 9/5/2017	89,948,917
		TOTAL	278,423,010
		Finance - Securities—3.1%
21,000,000	[1,2]	Anglesea Funding LLC, 1.288%, 8/1/2017	21,000,000
3,000,000		Collateralized Commercial Paper Co. LLC, (J.P. Morgan Securities LLC SA), 1.355%, 10/23/2017	2,990,886
67,900,000	[1,2]	Collateralized Commercial Paper II Co. LLC, (J.P. Morgan Securities LLC SA), 1.558% - 1.568%, 4/6/2018 - 4/13/2018	67,145,146
50,000,000	[1,2]	Ridgefield Funding Company, LLC Series B, (Societe Generale, Paris LIQ), 1.172%, 8/1/2017	50,000,000
		TOTAL	141,136,032
		Sovereign—4.5%
95,000,000	[1,2]	Caisse des Depots et Consignations (CDC), 1.113% - 1.314%, 8/2/2017 - 10/23/2017	94,861,119
111,050,000	[1,2]	Kells Funding, LLC, (FMS Wertmanagement AoR LIQ), 1.123% - 1.310%, 8/6/2017 - 11/2/2017	110,962,557
		TOTAL	205,823,676
		TOTAL COMMERCIAL PAPER (IDENTIFIED COST $1,450,697,981)	1,450,733,300
		NOTES - VARIABLE—28.4%[4]
		Finance - Banking—21.4%
50,000,000	[1,2]	ASB Finance Ltd., (GTD by ASB Bank Ltd.), 1.350%, 9/5/2017	50,016,487
35,000,000	[1,2]	Alpine Securitization Ltd., (Credit Suisse AG LIQ), 1.428%, 8/21/2017	34,999,738
25,000,000		Bank of America N.A., 1.516%, 8/16/2017	25,000,000
75,000,000		Bank of America N.A., 1.607%, 8/1/2017	75,000,000
50,000,000		Bank of Montreal, 1.356%, 8/23/2017	50,032,520
25,000,000		Bank of Montreal, 1.502%, 9/1/2017	25,021,930
20,000,000		Bank of Montreal, 1.504%, 8/8/2017	20,018,998
49,000,000		Bank of Montreal, 1.522%, 8/3/2017	49,047,951
25,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.288%, 8/11/2017	25,001,629
Annual Shareholder Report
3

Principal Amount			Value
		NOTES - VARIABLE—continued[4]
		Finance - Banking—continued
$15,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.358%, 8/31/2017	$15,002,879
50,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.657%, 10/20/2017	50,044,031
15,000,000	[1,2]	Bedford Row Funding Corp., (GTD by Royal Bank of Canada), 1.746%, 8/18/2017	15,026,404
49,000,000		Canadian Imperial Bank of Commerce, 1.474%, 8/14/2017	49,030,812
50,000,000		Canadian Imperial Bank of Commerce, 1.616%, 8/18/2017	50,000,000
45,000,000		Canadian Imperial Bank of Commerce, 1.643%, 8/29/2017	45,040,039
7,645,000		Centra State Medical Arts Building LLC, (TD Bank, N.A. LOC), 1.200%, 8/3/2017	7,645,000
25,000,000		Chase Bank USA, N.A., 1.727%, 8/7/2017	25,042,895
20,000,000	[1,2]	Commonwealth Bank of Australia, 1.434%, 10/13/2017	20,014,320
20,000,000	[1,2]	Commonwealth Bank of Australia, 1.435%, 9/29/2017	20,014,964
5,000,000	[1,2]	Commonwealth Bank of Australia, 1.456%, 8/16/2017	5,004,410
16,700,000		Greene County Development Authority, Reynolds Lodge, LLC Series 2000B, (U.S. Bank, N.A. LOC), 1.200%, 8/2/2017	16,700,000
7,000,000		Griffin-Spalding County, GA Development Authority, Norcom, Inc. Project, (Bank of America N.A. LOC), 1.240%, 8/3/2017	7,000,000
2,775,000		Miami-Dade County, FL IDA, Badia Spices, Inc. Project Series 2015, (Northern Trust Co., Chicago, IL LOC), 1.200%, 8/3/2017	2,775,000
19,635,000		Michigan State Finance Authority Revenue, Series 2010-A, (Bank of America N.A. LOC), 1.200%, 8/3/2017	19,635,000
9,780,000		Mike P. Sturdivant, Sr. Family Trust, Series 2016, (Wells Fargo Bank, N.A. LOC), 1.240%, 8/3/2017	9,780,000
20,000,000	[1,2]	National Australia Bank Ltd., Melbourne, 1.443%, 10/9/2017	20,011,279
6,155,000		Public Building Corp. Springfield, MO, Jordan Valley Ice Park, Series 2003, (U.S. Bank, N.A. LOC), 1.330%, 8/3/2017	6,155,000
20,000,000		SSAB AB (publ), (Nordea Bank AB LOC), 1.240%, 8/3/2017	20,000,000
15,000,000		SSAB AB (publ), Series 2014-B, (Credit Agricole Corporate and Investment Bank LOC), 1.240%, 8/3/2017	15,000,000
13,965,000		Salem Green, LLP, Salem Green Apartments Project, Series 2010, (Wells Fargo Bank, N.A. LOC), 1.230%, 8/3/2017	13,965,000
25,000,000		Toronto Dominion Bank, 1.479%, 8/8/2017	25,021,580
50,000,000		Toronto Dominion Bank, 1.484%, 8/14/2017	50,000,000
40,000,000		Wells Fargo Bank, N.A., 1.366%, 8/11/2017	40,009,484
15,000,000		Wells Fargo Bank, N.A., 1.521%, 8/18/2017	15,014,698
20,000,000		Wells Fargo Bank, N.A., 1.627%, 8/24/2017	20,000,000
50,000,000		Westpac Banking Corp. Ltd., Sydney, 1.435%, 9/29/2017	50,035,565
		TOTAL	987,107,613
Annual Shareholder Report
4

Principal Amount			Value
		NOTES - VARIABLE—continued[4]
		Finance - Commercial—0.9%
$40,000,000	[1,2]	Crown Point Capital Co., LLC, (Credit Suisse AG LIQ), 1.533%, 8/29/2017	$39,999,995
		Finance - Retail—1.2%
10,000,000	[1,2]	Barton Capital S.A., 1.477%, 8/2/2017	9,999,849
25,000,000	[1]	Old Line Funding, LLC, 1.423%, 8/7/2017	25,000,000
20,000,000	[1]	Old Line Funding, LLC, 1.424%, 8/9/2017	20,009,257
		TOTAL	55,009,106
		Finance - Securities—3.7%
15,000,000		Anglesea Funding LLC, 1.467%, 8/2/2017	14,999,634
41,000,000	[1,2]	Anglesea Funding LLC, 1.553%, 8/7/2017	41,000,141
45,000,000	[1,2]	Anglesea Funding LLC, 1.557%, 8/1/2017	44,982,246
15,000,000		Collateralized Commercial Paper Co. LLC, (J.P. Morgan Securities LLC SA), 1.407%, 8/2/2017	14,998,344
30,000,000		Collateralized Commercial Paper Co. LLC, (J.P. Morgan Securities LLC SA), 1.467%, 9/22/2017	30,017,866
25,000,000		Collateralized Commercial Paper Co. LLC, (J.P. Morgan Securities LLC SA), 1.677%, 8/3/2017	25,026,164
		TOTAL	171,024,395
		Government Agency—1.2%
1,000,000		Hallmark 75 Ontario LLC, Hallmark Apartment Homes Series 2016-A, (FHLB of San Francisco LOC), 1.250%, 8/3/2017	1,000,000
6,075,000		Herman & Kittle Capital, LLC, Canterbury House Apartments-Lebanon Project Series 2005, (FHLB of Cincinnati LOC), 1.240%, 8/3/2017	6,075,000
32,000,000		HW Hellman Building, L.P., HW Hellman Building Apartments Project Series 2015-A, (FHLB of San Francisco LOC), 1.250%, 8/3/2017	32,000,000
14,200,000		Studio Sixty LLC, Thirdrail Studios Project Series 2015-A, (FHLB of San Francisco LOC), 1.250%, 8/3/2017	14,200,000
		TOTAL	53,275,000
		TOTAL NOTES - VARIABLE (IDENTIFIED COST $1,305,932,691)	1,306,416,109
		U.S. TREASURY—2.2%
100,000,000	[5]	United States Treasury Bills, 1.175%, 10/26/2017 (IDENTIFIED COST $99,719,306)	99,743,188
		OTHER REPURCHASE AGREEMENTS—10.9%
		Finance - Banking—10.9%
19,600,000		BMO Capital Markets Corp., 1.26%, dated 7/31/2017, interest in a $40,000,000 collateralized loan agreement, will repurchase securities provided as collateral for $40,001,400 on 8/1/2017, in which corporate bonds and medium term notes with a market value of $40,801,429 have been received as collateral and held with BNY Mellon as tri-party agent.	19,600,000
Annual Shareholder Report
5

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$20,700,000	BNP Paribas SA, 1.46%, dated 7/31/2017, interest in a $50,000,000 collateralized loan agreement, will repurchase securities provided as collateral for $50,002,028 on 8/1/2017, in which asset-backed securities, collateralized mortgage obligations and corporate bonds with a market value of $51,002,069 have been received as collateral and held with BNY Mellon as tri-party agent.	$20,700,000
66,900,000	Citigroup Global Markets, Inc., 1.66%, dated 7/31/2017, interest in a $75,000,000 collateralized loan agreement, will repurchase securities provided as collateral for $75,003,458 on 8/1/2017, in which collateralized mortgage obligations with a market value of $76,503,528 have been received as collateral and held with BNY Mellon as tri-party agent.	66,900,000
25,000,000	Citigroup Global Markets, Inc., 1.87%, dated 4/24/2017, interest in a $75,000,000 collateralized loan agreement, will repurchase securities provided as collateral for $75,388,854 on 8/2/2017, in which certificates of deposit, U.S. Government Agency, U.S. Treasury securities and medium term notes with a market value of $76,623,721 have been received as collateral and held with BNY Mellon as tri-party agent.	25,000,000
25,000,000	Citigroup Global Markets, Inc., 1.92%, dated 4/24/2017, interest in a $25,000,000 collateralized loan agreement, will repurchase securities provided as collateral for $25,133,090 on 8/2/2017, in which collateralized mortgage obligations with a market value of $25,542,245 have been received as collateral and held with BNY Mellon as tri-party agent.	25,000,000
4,600,000	HSBC Securities (USA), Inc., 1.26%, dated 7/31/2017, interest in a $40,000,000 collateralized loan agreement, will repurchase securities provided as collateral for $40,001,400 on 8/1/2017, in which corporate bonds and medium-term notes with a market value of $40,804,876 have been received as collateral and held with JPMorgan Chase as tri-party agent.	4,600,000
170,400,000	HSBC Securities (USA), Inc., 1.36%, dated 7/31/2017, interest in a $330,000,000 collateralized loan agreement, will repurchase securities provided as collateral for $330,012,467 on 8/1/2017, in which corporate bonds and medium-term notes with a market value of $336,601,349 have been received as collateral and held with JPMorgan Chase as tri-party agent.	170,400,000
89,000,000	Mitsubishi UFJ Securities (USA), Inc., 1.36%, dated 7/31/2017, interest in a $100,000,000 collateralized loan agreement, will repurchase securities provided as collateral for $100,003,778 on 8/1/2017, in which American depository receipts, corporate bonds, convertible bonds, medium-term notes, municipal bonds and unit trust with a market value of $102,003,933 have been received as collateral and held with BNY Mellon as tri-party agent.	89,000,000
Annual Shareholder Report
6

Principal Amount		Value
	OTHER REPURCHASE AGREEMENTS—continued
	Finance - Banking—continued
$50,000,000	Mizuho Securities USA LLC, 2.26%, dated 7/21/2017, interest in a $160,000,000 collateralized loan agreement, will repurchase securities provided as collateral for $160,120,533 on 8/2/2017, in which collateralized mortgage obligations with a market value of $163,312,699 have been received as collateral and held with BNY Mellon as tri-party agent.	$50,000,000
30,000,000	Wells Fargo Securities LLC, 1.75%, dated 5/9/2017, interest in a $80,000,000 collateralized loan agreement, will repurchase securities provided as collateral for $80,330,556 on 8/2/2017, in which collateralized mortgage obligations, corporate bond with a market value of $81,933,200 have been received as collateral and held with BNY Mellon as tri-party agent.	30,000,000
	TOTAL OTHER REPURCHASE AGREEMENTS (AT COST)	501,200,000
	REPURCHASE AGREEMENTS—22.0%
	Finance - Banking—19.9%
316,000,000	Interest in $1,750,000,000 joint repurchase agreement 1.06%, dated 7/31/2017 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $1,750,051,528 on 8/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency and U.S. Treasury securities with various maturities to 3/20/2065 and the market value of those underlying securities was $1,792,600,010.	316,000,000
600,000,000	Interest in $4,880,000,000 joint repurchase agreement 1.06%, dated 7/31/2017 under which Wells Fargo Securities LLC will repurchase securities provided as collateral for $4,880,143,689 on 8/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/25/2047 and the market value of those underlying securities was $4,985,028,668.	600,000,000
	TOTAL	916,000,000
	Government Agency—2.1%
100,000,000	Repurchase agreement 1.00%, dated 7/31/2017 under which Federal Reserve Bank of New York will repurchase securities provided as collateral for $100,002,778 on 8/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2041 and the market value of those underlying securities was $100,002,894.	100,000,000
	TOTAL REPURCHASE AGREEMENTS (AT COST)	1,016,000,000
	TOTAL INVESTMENTS—100.0% (IDENTIFIED COST $4,603,394,639)[6]	4,604,013,765
	OTHER ASSETS AND LIABILITIES - NET—0.0%[7]	431,200
	TOTAL NET ASSETS—100%	$4,604,444,965
Annual Shareholder Report
7

1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2017, these restricted securities amounted to $1,662,607,019, which represented 36.1% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2017, these liquid restricted securities amounted to $1,617,597,762, which represented 35.1% of total net assets.
3	Discount rate at time of purchase for discount issues, or the coupon for interest-bearing issues.
4	Denotes a variable rate security with current rate and next reset date shown.
5	Discount rate at time of purchase.
6	Also represents cost for federal tax purposes.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2017.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2017, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
The following acronyms are used throughout this portfolio:
FHLB	—Federal Home Loan Bank
GTD	—Guaranteed
IDA	—Industrial Development Authority
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
8

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.0000	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0075	0.003	0.001	0.001	0.001
Net realized and unrealized gain on investments	0.0002	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.0077	0.003	0.001	0.001	0.001
Less Distributions:
Distributions from net investment income	(0.0075)	(0.003)	(0.001)	(0.001)	(0.001)
Distributions from net realized gain on investments	(0.0000)[2]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.0075)	(0.003)	(0.001)	(0.001)	(0.001)
Net Asset Value, End of Period	$1.0002	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.78%	0.31%	0.08%	0.07%	0.13%
Ratios to Average Net Assets:
Net expenses	0.20%	0.21%	0.20%	0.20%	0.20%
Net investment income	0.77%	0.31%	0.08%	0.07%	0.14%
Expense waiver/reimbursement[4]	0.09%	0.09%	0.09%	0.08%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,454,446	$4,639,018	$5,914,296	$5,213,209	$4,925,798
1	Represents less than $0.001.
2	Represents less than $0.0001.
3	Based on net asset value.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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9

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.0000	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0050	0.001	0.000[1]	0.000[1]	0.000[1]
Net realized and unrealized gain on investments	0.0002	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.0052	0.001	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.0050)	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.0000)[2]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.0050)	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.0002	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.53%	0.10%	0.01%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.45%	0.41%	0.27%	0.26%	0.33%
Net investment income	0.34%	0.09%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[4]	0.09%	0.13%	0.27%	0.28%	0.21%
Supplemental Data:
Net assets, end of period (000 omitted)	$129,412	$1,229,801	$1,413,002	$1,962,506	$1,719,825
1	Represents less than $0.001.
2	Represents less than $0.0001.
3	Based on net asset value.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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10

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.0000	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.0064	0.002	0.000[1]	0.000[1]	0.000[1]
Net realized and unrealized gain on investments	0.0003	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.0067	0.002	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.0065)	(0.002)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.0000)[2]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.0065)	(0.002)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.0002	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.68%	0.21%	0.01%	0.01%	0.04%
Ratios to Average Net Assets:
Net expenses	0.30%	0.31%	0.27%	0.26%	0.29%
Net investment income	0.34%	0.21%	0.01%	0.01%	0.04%
Expense waiver/reimbursement[4]	0.10%	0.09%	0.11%	0.13%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$20,587	$627,753	$592,710	$730,710	$497,885
1	Represents less than $0.001.
2	Represents less than $0.0001.
3	Based on net asset value.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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11

Statement of Assets and Liabilities
July 31, 2017
Assets:
Investment in other repurchase agreements and repurchase agreements	$1,517,200,000
Investment in securities	3,086,813,765
Total investment in securities, at value (identified cost $4,603,394,639)		$4,604,013,765
Cash		365,649
Income receivable		2,870,034
Receivable for shares sold		511,283
TOTAL ASSETS		4,607,760,731
Liabilities:
Payable for shares redeemed	$127,192
Income distribution payable	3,004,287
Payable to adviser (Note 5)	14,431
Payable for administrative fee (Note 5)	9,936
Payable for other service fees (Notes 2 and 5)	32,009
Accrued expenses (Note 5)	127,911
TOTAL LIABILITIES		3,315,766
Net assets for 4,603,382,461 shares outstanding		$4,604,444,965
Net Assets Consist of:
Paid-in capital		$4,603,798,765
Net unrealized appreciation of investments		619,126
Accumulated net realized gain on investments		20,695
Undistributed net investment income		6,379
TOTAL NET ASSETS		$4,604,444,965
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$4,454,446,014 ÷ 4,453,413,654 shares outstanding, no par value, unlimited shares authorized		$1.0002
Service Shares:
$129,411,602 ÷ 129,385,802 shares outstanding, no par value, unlimited shares authorized		$1.0002
Capital Shares:
$20,587,349 ÷ 20,583,005 shares outstanding, no par value, unlimited shares authorized		$1.0002
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Year Ended July 31, 2017
Investment Income:
Interest			$38,367,725
Expenses:
Investment adviser fee (Note 5)		$8,072,728
Administrative fee (Note 5)		3,167,161
Custodian fees		140,862
Transfer agent fee		111,831
Directors'/Trustees' fees (Note 5)		41,425
Auditing fees		23,429
Legal fees		10,547
Portfolio accounting fees		228,328
Other service fees (Notes 2 and 5)		1,020,486
Share registration costs		111,442
Printing and postage		29,260
Miscellaneous (Note 5)		50,822
TOTAL EXPENSES		13,008,321
Waiver and Reimbursement:
Waiver of investment adviser fee (Note 5)	$(3,717,325)
Reimbursement of other operating expenses (Notes 2 and 5)	(15)
TOTAL WAIVER AND REIMBURSEMENT		(3,717,340)
Net expenses			9,290,981
Net investment income			29,076,744
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			24,356
Net change in unrealized appreciation of investments			619,126
Change in net assets resulting from operations			$29,720,226
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
Year Ended July 31	2017	2016
Increase (Decrease) in Net Assets
Operations:
Net investment income	$29,076,744	$20,730,670
Net realized gain on investments	24,356	144,827
Net change in unrealized appreciation/depreciation of investments	619,126	—
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	29,720,226	20,875,497
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(27,378,914)	(18,135,927)
Service Shares	(1,185,296)	(1,206,851)
Capital Shares	(510,930)	(1,377,754)
Distributions from net realized gain on investments
Institutional Shares	(99,429)	(41,412)
Service Shares	(19,486)	(9,872)
Capital Shares	(11,691)	(4,188)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(29,205,746)	(20,776,004)
Share Transactions:
Proceeds from sale of shares	30,609,310,240	87,346,151,395
Net asset value of shares issued to shareholders in payment of distributions declared	8,501,700	8,981,199
Cost of shares redeemed	(32,510,452,792)	(88,778,668,442)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(1,892,640,852)	(1,423,535,848)
Change in net assets	(1,892,126,372)	(1,423,436,355)
Net Assets:
Beginning of period	6,496,571,337	7,920,007,692
End of period (including undistributed net investment income of $6,379 and $4,775, respectively)	$4,604,444,965	$6,496,571,337
See Notes which are an integral part of the Financial Statements
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14

Notes to Financial Statements
July 31, 2017
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 30 portfolios. The financial statements included herein are only those of Federated Institutional Prime Value Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Service Shares and Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.
The Fund operates as an institutional money market fund. As an institutional money market fund, the Fund: (1) will not be limited to institutional investors, but will continue to be available to retail investors; (2) will utilize current market-based prices (except as otherwise generally permitted to value individual portfolio securities with remaining maturities of 60 days or less at amortized cost in accordance with Securities and Exchange Commission (SEC) rules and guidance) to value its portfolio securities and transact at a floating net asset value (NAV) that uses four decimal-place precision ($1.0000); and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Trustees determine such liquidity fees or redemption gates are in the best interest of the Fund.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its NAV, each Fund generally values investments as follows:
■	Fixed-income securities with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security. The Fund may only use this method to value a portfolio security when it can reasonably conclude, at each time it makes a valuation determination, that the amortized cost price of the portfolio security is approximately the same as the fair value of the security as determined without the use of amortized cost valuation.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents,
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fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase
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agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares, Service Shares and Capital Shares may bear other service fees unique to those classes. The detail of the total fund expense waiver and reimbursement of $3,717,340 is disclosed in various locations in this Note 2 and Note 5. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
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Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Service Shares and Capital Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended July 31, 2017, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed
Service Shares	$870,447	$(15)
Capital Shares	150,039	—
TOTAL	$1,020,486	$(15)
For the year ended July 31, 2017, the Fund's Institutional Shares did not incur other service fees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2017, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2017, tax years 2014 through 2017 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
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Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at July 31, 2017, is as follows:
Security	Acquisition Date	Cost	Market Value
Old Line Funding, LLC, 1.423%, 8/7/2017	3/06/2017	$25,000,000	$ 25,000,000
Old Line Funding, LLC, 1.424%, 8/9/2017	4/12/2017	$20,000,000	$ 20,009,257
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended July 31	2017		2016
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	28,259,811,884	$28,263,068,862	75,906,484,134	$75,906,484,134
Shares issued to shareholders in payment of distributions declared	7,376,952	7,378,467	7,351,042	7,351,042
Shares redeemed	(28,452,698,711)	(28,455,515,007)	(77,189,183,610)	(77,189,183,610)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(185,509,875)	$(185,067,678)	(1,275,348,434)	$(1,275,348,434)

Year Ended July 31	2017		2016
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	2,078,457,451	$2,078,603,258	8,219,240,216	$8,219,240,216
Shares issued to shareholders in payment of distributions declared	825,069	825,228	706,569	706,569
Shares redeemed	(3,179,672,538)	(3,179,843,815)	(8,403,166,731)	(8,403,166,731)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(1,100,390,018)	$(1,100,415,329)	(183,219,946)	$(183,219,946)
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Year Ended July 31	2017		2016
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	267,634,168	$267,638,120	3,220,427,045	$3,220,427,045
Shares issued to shareholders in payment of distributions declared	297,974	298,005	923,588	923,588
Shares redeemed	(875,089,405)	(875,093,970)	(3,186,318,101)	(3,186,318,101)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	(607,157,263)	$(607,157,845)	35,032,532	$35,032,532
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(1,893,057,156)	$(1,892,640,852)	(1,423,535,848)	$(1,423,535,848)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2017 and 2016, was as follows:
	2017	2016
Ordinary Income[1]	$29,205,746	$20,776,004
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
As of July 31, 2017, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income[2]	$27,074
Net unrealized appreciation	$619,126
2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
At July 31, 2017, the cost of investments for federal tax purposes was $4,603,394,639. The net unrealized appreciation of investments for federal tax purposes was $619,126. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $676,119 and net unrealized depreciation from investments for those securities having an excess of cost over value of $56,993.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2017, the Adviser voluntarily waived $3,717,325 of its fee.
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Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2017, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Other Service Fees
For the year ended July 31, 2017, FSSC received $526 and reimbursed $15 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares, Service Shares and Capital Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20%, 0.45% and 0.30% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) August 1, 2018; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Affiliated Shares of Beneficial Interest
As of July 31, 2017, a majority of the shares of beneficial interest outstanding are owned by other affiliated investment companies or other affiliates of the Adviser.
Interfund Transactions
During the year ended July 31, 2017, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $364,179,000 and $157,524,000, respectively.
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General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. CONCENTRATION OF RISK
A substantial part of the Fund's portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of July 31, 2017, the Fund had no outstanding loans. During the year ended July 31, 2017, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2017, there were no outstanding loans. During the year ended July 31, 2017, the program was not utilized.
9. REGULATORY UPDATES
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management does not believe these amendments will have a material impact on the financial statements and accompanying notes.
10. Subsequent events
Effective August 2, 2017, the Fund began to invest all or substantially all of its net assets in the Institutional Shares of the Federated Institutional Prime Obligations Fund (“Underlying Fund”), an affiliated institutional money market fund with substantially similar investment objectives and strategies as the Fund. To avoid charging duplicative fees, the Adviser will waive and/or reimburse the Investment Adviser Fee with respect to the amount of the Fund's net assets invested in the Underlying Fund. The Adviser will also waive and/or reimburse the Investment Adviser Fee and other expenses as discussed in Note 5.
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Effective September 1, 2017, the breakpoints of Administrative Fees paid to FAS described above will change to:
Administrative Services Fee Rate	Average Daily Net Assets of the Investment Complex
0.100 of 1%	on assets up to $50 billion
0.075 of 1%	on assets over $50 billion
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES the MONEY MARKET OBLIGATIONS TRUST AND THE SHAREHOLDERS OF FEDERATED Institutional PRIME VALUE OBLIGATIONS FUND:
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Institutional Prime Value Obligations Fund (the “Fund”), a portfolio of the Money Market Obligations Trust, as of July 31, 2017, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2017 by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Institutional Prime Value Obligations Fund as of July 31, 2017, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
September 25, 2017
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2017 to July 31, 2017.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2017	Ending Account Value 7/31/2017	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,005.00	$0.99
Service Shares	$1,000	$1,003.80	$2.24
Capital Shares	$1,000	$1,004.50	$1.49
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,023.80	$1.00
Service Shares	$1,000	$1,022.60	$2.26
Capital Shares	$1,000	$1,023.30	$1.51
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.20%
Service Shares	0.45%
Capital Shares	0.30%
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2016, the Trust comprised 30 portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 124 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
IN MEMORIAM–JOHN F. DONAHUE
(Former Chairman and President, and Emeritus Director/Trustee, of the Federated Funds, and Founder, Former Chairman, President and Chief Executive Officer, and Chairman Emeritus, of Federated Investors, Inc.)
With profound sadness, Federated announces the passing of John F. (“Jack”) Donahue, who founded, along with Richard B. Fisher, Federated in 1955 and served as a leader and member of the Boards of Directors/Trustees of the Federated Funds and the Board of Directors of Federated Investors, Inc. Mr. Donahue was a family man of deep faith with exemplary character and fealty, who served his religion, family, community, and the Federated Funds and Federated, as well as their shareholders, officers and employees, with distinction. His integrity, intelligence, and keen sense of fiduciary duty, coupled with his faith, family and background as a West Point graduate and Strategic Air Command B-29 pilot, served as a foundation for his strong business acumen and leadership. Among his many achievements, Mr. Donahue's steadfast and innovative leadership of the Federated Funds and Federated, as well as within the investment management industry, led to the birth of money market funds in the 1970s and their growth as an innovative, efficient and effective cash management vehicle throughout the 1980s, 1990s, 2000s and beyond. Federated expresses deep gratitude to Mr. Donahue for his inspiring leadership, distinguished service and contributions as a husband, father, founder, Board member and officer, colleague and friend. He will be greatly missed.
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Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee, Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Director or Trustee of certain of the funds in the Federated Fund Family; Chief Financial Officer, Treasurer, Vice President and Assistant Secretary, Federated Investors, Inc.; Chairman and Trustee, Federated Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment Management Company; Director, MDTA LLC; Director, Executive Vice President and Assistant Secretary, Federated Securities Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and Director and President, FII Holdings, Inc.
Previous Positions: Director, Federated Investors, Inc.; Assistant Secretary, Federated Investment Management Company, Federated Global Investment Management Company and Passport Research, LTD; Treasurer, Passport Research, LTD; Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.
*	Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, Current Chair of the Compensation Committee, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO, The Collins Group, Inc. (a private equity firm). Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.; Director, Member of the Audit Committee and Technology Committee of Equifax, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Dean of the Duquesne University School of Law; Adjunct Professor of Law, Duquesne University School of Law; formerly, Interim Dean of the Duquesne University School of Law; Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CONSOL Energy Inc.
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as: Associate General Secretary, Diocese of Pittsburgh; a member of the Superior Court of Pennsylvania; and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also currently holds the positions on either a public or not for profit Board of Directors as follows: Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Director, Saint Vincent College; Member, Pennsylvania State Board of Education (public); and Director and Chair, Cardinal Wuerl North Catholic High School, Inc. Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director, Catholic High Schools of the Diocese of Pittsburgh, Inc.; and Director, Pennsylvania Bar Institute.
Peter E. Madden Birth Date: March 16, 1942 Trustee Indefinite Term Began serving: August 1991	Principal Occupation: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; Retired.
Other Directorships Held: None.
Qualifications: Mr. Madden has served in several business management, mutual fund services and directorship positions throughout his career. Mr. Madden previously served as President, Chief Operating Officer and Director, State Street Bank and Trust Company (custodian bank) and State Street Corporation (financial services). He was Director, VISA USA and VISA International and Chairman and Director, Massachusetts Bankers Association. Mr. Madden served as Director, Depository Trust Corporation and Director, The Boston Stock Exchange. Mr. Madden also served as a Representative to the Commonwealth of Massachusetts General Court.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: October 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CONSOL Energy Inc.
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CONSOL Energy Inc.; and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
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OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: May 2004 Portfolio Manager since: November 1996	Principal Occupations: Deborah A. Cunningham has been the Fund's Portfolio Manager since November 1996. Ms. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.

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Evaluation and Approval of Advisory Contract–May 2017
Federated Institutional Prime Value Obligations Fund (the “Fund”)
(formerly, Federated Prime Value Obligations Fund)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term at its May 2017 meetings. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in its decision. Using these judicial decisions as a guide, the Board has indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the Fund and of comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds); and (6) the extent of care, conscientiousness and independence with which the Fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the Board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's
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investment advisory contract generally align with the factors listed above. Consistent with the judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to institutional and other clients of Federated Investment Management Company (the “Adviser”) and its advisory affiliates for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds. The Board was assisted in its deliberations by independent legal counsel. In addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the May meetings, at which the Board's formal approval of the investment advisory contract occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on matters as the need arose. The Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives,
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policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk
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associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of, and the compliance-related resources provided to, the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the Senior Officer's Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its peers.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
Annual Shareholder Report
37

The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity,) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the
Annual Shareholder Report
38

year, and in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels. It should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
While the Senior Officer noted certain items for follow-up reporting to the Board and further consideration by management, he stated that his observations and information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Annual Shareholder Report
39

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Annual Shareholder Report
40

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Institutional Prime Value Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N583
CUSIP 60934N575
CUSIP 60934N567
Q450527 (9/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.
Annual Shareholder Report
July 31, 2017
Share Class	Ticker
Wealth	TBIXX

The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.
Federated Tax-Free Obligations Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2017, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	71.0%
Municipal Notes	16.1%
Commercial Paper	14.5%
Other Assets and Liabilities—Net[2]	(1.6)%
TOTAL	100.0%
At July 31, 2017, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	70.9%
8-30 Days	10.5%
31-90 Days	13.9%
91-180 Days	0.9%
181 Days or more	5.4%
Other Assets and Liabilities—Net[2]	(1.6)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Annual Shareholder Report
1

Portfolio of Investments
July 31, 2017
Principal Amount			Value
		SHORT-TERM MUNICIPALS—101.6%[1]
		Alabama—4.9%
$20,000,000		Columbia, AL IDB PCRB, (Series 2014-A) Daily VRDNs (Alabama Power Co.), 0.840%, 8/1/2017	$20,000,000
40,000,000		Columbia, AL IDB PCRB, (Series 2014-B) Daily VRDNs (Alabama Power Co.), 0.840%, 8/1/2017	40,000,000
4,500,000		Columbia, AL IDB PCRB, (Series C) Daily VRDNs (Alabama Power Co.), 0.860%, 8/1/2017	4,500,000
32,710,000		Mobile, AL IDB, (First Series 2009: Barry Plant) Daily VRDNs (Alabama Power Co.), 0.840%, 8/1/2017	32,710,000
24,810,000		West Jefferson, AL IDB PCRB, (Series 1998) Weekly VRDNs (Alabama Power Co.), 0.960%, 8/3/2017	24,810,000
		TOTAL	122,020,000
		Arizona—0.6%
2,500,000	[2,3]	Arizona School Facilities Board, Tender Option Bond Trust Receipts (2016-ZM0321) Weekly VRDNs (Assured Guaranty Corp. INS)/(Bank of America N.A. LIQ), 0.980%, 8/3/2017	2,500,000
11,225,000	[2,3]	Mesa, AZ Utility System, Solar Eclipse (2017-0026) Weekly VRDNs (U.S. Bank, N.A. LIQ), 0.870%, 8/3/2017	11,225,000
		TOTAL	13,725,000
		California—6.8%
52,000,000	[2,3]	California Health Facilities Financing Authority, Golden Blue (Series 2017-004) Weekly VRDNs (Dignity Health (Catholic Healthcare West))/(Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.900%, 8/3/2017	52,000,000
11,400,000		California Statewide Communities Development Authority, (Series 2004E), 0.96% CP (Kaiser Permanente), Mandatory Tender 10/18/2017	11,400,000
27,000,000		California Statewide Communities Development Authority, (Series 2004K), 0.93% CP (Kaiser Permanente), Mandatory Tender 10/12/2017	27,000,000
27,500,000		California Statewide Communities Development Authority, (Series 2008C), 0.91% CP (Kaiser Permanente), Mandatory Tender 8/10/2017	27,500,000
1,700,000		California Statewide Communities Development Authority, (Series 2009 C-1) Weekly VRDNs (Kaiser Permanente), 0.800%, 8/2/2017	1,700,000
10,000,000		California Statewide Communities Development Authority, (Series 2009B-4), 0.95% CP (Kaiser Permanente), Mandatory Tender 10/12/2017	10,000,000
Annual Shareholder Report
2

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1]
		California—continued
$40,000,000	[2,3]	Golden State Tobacco Securitization Corp., CA, Tender Option Bond Trust Certificates (2015-XF1038) Weekly VRDNs (California State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.880%, 8/3/2017	$40,000,000
		TOTAL	169,600,000
		Colorado—0.7%
9,985,000	[2,3]	Cherry Creek, CO School District No. 5, Solar Eclipse (Series 2017-003), 0.97% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 10/19/2017	9,985,000
6,720,000	[2]	Denver, CO City and County Board of Water Commissioners, Solar Eclipse (Series 2017-0032), 0.97% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 8/24/2017	6,720,000
		TOTAL	16,705,000
		Connecticut—2.6%
3,435,000		Connecticut State Health & Educational Facilities, (Series A) Weekly VRDNs (CIL Community Resources Inc.)/(HSBC Bank USA, N.A. LOC), 0.850%, 8/3/2017	3,435,000
355,000		Connecticut State HFA, (Series 2010) Weekly VRDNs (CIL Realty)/(HSBC Bank USA, N.A. LOC), 0.850%, 8/3/2017	355,000
30,000,000	[2,3]	Connecticut State, Golden Blue (Series 2017-014) VRENs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.000%, 8/3/2017	30,000,000
13,000,000		Enfield, CT, 2.00% BANs, 8/9/2017	13,002,960
10,400,000		Groton City, CT, 2.00% BANs, 10/4/2017	10,416,221
8,000,000		Windham, CT, 1.25% BANs, 10/12/2017	8,005,155
		TOTAL	65,214,336
		District of Columbia—1.2%
5,000,000	[2,3]	District of Columbia Water & Sewer Authority, Solar Eclipse (Series 2017-0015), 0.98% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 8/24/2017	5,000,000
4,020,000	[2,3]	District of Columbia, Solar Eclipse (Series 2017-0035), 0.97% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 8/31/2017	4,020,000
20,000,000		Metropolitan Washington, DC Airports Authority, (Series One), 0.90% CP (JPMorgan Chase Bank, N.A. LOC), Mandatory Tender 8/28/2017	20,000,000
		TOTAL	29,020,000
		Florida—9.9%
2,100,000		Alachua County, FL HFA, (Series 2008) Weekly VRDNs (Santa Fe Apartments II, Ltd.)/(FNMA LOC), 0.870%, 8/3/2017	2,100,000
3,000,000	[2,3]	Clearwater, FL Water and Sewer Authority, Solar Eclipse (Series 2017-0014), 0.97% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 8/31/2017	3,000,000
1,000,000		Coconut Creek, FL, (Series 2007) Weekly VRDNs (Junior Achievement of South Florida, Inc.)/(TD Bank, N.A. LOC), 0.870%, 8/3/2017	1,000,000
Annual Shareholder Report
3

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1]
		Florida—continued
$30,000,000		Collier County, FL Health Facilities Authority, (Series 2003C-1), 0.92% CP (Cleveland Clinic), Mandatory Tender 8/3/2017	$30,000,000
9,000,000		Dade County, FL IDA, (Series 1993) Daily VRDNs (Florida Power & Light Co.), 0.770%, 8/1/2017	9,000,000
5,000,000	[2,3]	Florida State Board of Education Public Education, Solar Eclipse Weekly VRDNs (Florida State)/(U.S. Bank, N.A. LIQ), 0.870%, 8/3/2017	5,000,000
7,530,000	[2,3]	Florida State Turnpike Authority, Solar Eclipse (Series 2017-0002) Weekly VRDNs (U.S. Bank, N.A. LIQ), 0.870%, 8/3/2017	7,530,000
8,000,000	[2,3]	Florida State, Solar Eclipse Weekly VRDNs (U.S. Bank, N.A. LIQ), 0.870%, 8/3/2017	8,000,000
1,100,000		JEA, FL Electric System, (Series Three 2008B-3) Weekly VRDNs (Royal Bank of Canada LIQ), 0.830%, 8/2/2017	1,100,000
8,460,000		Jacksonville, FL PCR, (Series 1994), 1.00% CP (Florida Power & Light Co.), Mandatory Tender 8/15/2017	8,460,000
35,600,000		Martin County, FL PCRB, (Series 2000) Daily VRDNs (Florida Power & Light Co.), 0.770%, 8/1/2017	35,600,000
13,995,000	[2,3]	Miami-Dade County, FL Water & Sewer, Tender Option Bond Trust Receipts (2015-ZF0268) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Toronto Dominion Bank LIQ), 0.970%, 8/3/2017	13,995,000
3,000,000	[2,3]	Miami-Dade County, FL, RBC (Series E-70), 1.02% TOBs (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC) 8/1/2017	3,000,000
1,150,000		North Broward Florida Hospital District, (Series 2007) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 0.820%, 8/3/2017	1,150,000
1,000,000	[2,3]	Orange County, FL School Board, Tender Option Bond Trust Certificates (2015-XF2013) Weekly VRDNs (Assured Guaranty Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.950%, 8/3/2017	1,000,000
20,000,000	[2,3]	Orlando & Orange County Expressway Authority, FL, RBC Muni Trust (Series E-62), 1.02% TOBs (Central Florida Expressway Authority)/(Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), Optional Tender 8/1/2017	20,000,000
11,480,000	[2,3]	Orlando, FL Contract Tourist Development, Tender Option Bond Trust Receipts (2015-XM0006) Weekly VRDNs (Orlando, FL)/(JPMorgan Chase Bank, N.A. LIQ), 0.920%, 8/3/2017	11,480,000
5,000,000	[2,3]	Palm Beach County, FL School Board, Eagles (Series 2017-0001) Weekly VRDNs (Citibank NA, New York LIQ), 0.860%, 8/3/2017	5,000,000
16,500,000		Polk County, FL IDA (Baycare Health System), (Series 2014A-2) VRENs, 1.120%, 8/3/2017	16,500,000
9,500,000		St. Lucie County, FL PCRB, (Series 2000) Daily VRDNs (Florida Power & Light Co.), 0.790%, 8/1/2017	9,500,000
14,000,000		Sunshine State Governmental Finance Commission, FL, Callable Tax-Exempt Notes (Series H), 0.96% CP (Orlando, FL)/(JPMorgan Chase Bank, N.A. LIQ), Mandatory Tender 9/7/2017	14,000,000
Annual Shareholder Report
4

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1]
		Florida—continued
$41,515,000		UCF Health Facilities Corp., FL, Capital Improvement Revenue Bonds (Series 2007) Weekly VRDNs (UCF Health Sciences Campus at Lake Nona)/(Fifth Third Bank, Cincinnati LOC), 0.930%, 8/4/2017	$41,515,000
		TOTAL	247,930,000
		Georgia—2.2%
55,010,000		Main Street Gas, Inc., GA, (Series 2010 A1), 0.92% TOBs (Royal Bank of Canada LOC), Optional Tender 8/1/2017	55,010,000
		Hawaii—0.7%
9,285,000		Hawaii State Department of Budget & Finance (Queen's Health Systems), (2015 Series B) VRENs, 1.270%, 8/3/2017	9,285,000
8,660,000	[2,3]	Hawaii State, Solar Eclipse (3a-7) Weekly VRDNs (U.S. Bank, N.A. LIQ), 0.870%, 8/3/2017	8,660,000
		TOTAL	17,945,000
		Illinois—0.1%
600,000		Chicago, IL MFH Revenue, (Series 2012) Weekly VRDNs (Churchview Manor Senior Apartments)/(BMO Harris Bank, N.A. LOC), 1.020%, 8/3/2017	600,000
2,000,000		Illinois Finance Authority, (Series 2009C) Weekly VRDNs (OSF Health Care Systems)/(Wells Fargo Bank, N.A. LOC), 0.820%, 8/2/2017	2,000,000
		TOTAL	2,600,000
		Indiana—0.4%
4,035,000		Jasper County, IN EDA, (Series 2010B) Weekly VRDNs (T & M LP)/(AgriBank FCB LOC), 0.970%, 8/3/2017	4,035,000
6,500,000		Jasper County, IN EDA, (Series 2010C) Weekly VRDNs (T & M LP)/(AgriBank FCB LOC), 0.970%, 8/3/2017	6,500,000
		TOTAL	10,535,000
		Louisiana—2.4%
50,000,000		Ascension Parish, LA IDB, (Series 2009) Weekly VRDNs (BASF Corp.)/(GTD by BASF SE), 0.930%, 8/2/2017	50,000,000
1,140,000		Louisiana Local Government Environmental Facilities CDA, (Series 2004) Weekly VRDNs (The Academy of the Sacred Heart of New Orleans)/(FHLB of Dallas LOC), 0.880%, 8/2/2017	1,140,000
9,500,000		Louisiana Public Facilities Authority, (Series 2006) Daily VRDNs (Air Products & Chemicals, Inc.), 0.740%, 8/1/2017	9,500,000
		TOTAL	60,640,000
		Maryland—2.5%
1,935,000		Howard County, MD Revenue Bonds, (Series 1995) Weekly VRDNs (Bluffs at Clarys Forest Apartments)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.870%, 8/1/2017	1,935,000
13,750,000		Maryland Community Development Administration—Residential Revenue, (Series 2007M) Weekly VRDNs (TD Bank, N.A. LIQ), 0.790%, 8/3/2017	13,750,000
Annual Shareholder Report
5

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1]
		Maryland—continued
$5,000,000	[2,3]	Maryland State Transportation Authority, Solar Eclipse, 0.97% TOBs (U.S. Bank, N.A. LIQ), Mandatory Tender 10/26/2017	$5,000,000
1,029,000		Montgomery County, MD Housing Opportunities Commission, (Series 1998 Issue I) Weekly VRDNs (Byron House, Inc. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.920%, 8/1/2017	1,029,000
20,000,000		Montgomery County, MD, (2010 Series B), 0.95% CP, Mandatory Tender 9/18/2017	20,000,000
15,000,000		Montgomery County, MD, (Series 2013MD), 0.95% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 9/1/2017	15,000,000
6,695,000	[2,3]	University System of Maryland, Solar Eclipse (Series 2017-0023), 0.97% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 9/14/2017	6,695,000
		TOTAL	63,409,000
		Massachusetts—2.0%
6,800,000	[2,3]	Commonwealth of Massachusetts, Clipper Tax-Exempt Certificates Trust (Series 2009-69), 1.02% TOBs (State Street Bank and Trust Co. LIQ) 9/7/2017	6,800,000
12,525,000		Massachusetts Bay Transportation Authority General Transportation System, (Series B), 0.90% CP (Sumitomo Mitsui Banking Corp. LIQ), Mandatory Tender 8/10/2017	12,525,000
7,000,000		Massachusetts Bay Transportation Authority General Transportation System, (Series B), 0.90% CP (Sumitomo Mitsui Banking Corp. LIQ), Mandatory Tender 8/17/2017	7,000,000
10,300,000	[2,3]	Massachusetts Bay Transportation Authority Sales Tax Revenue, Clipper Tax-Exempt Certificates Trust (Series 2009-47) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.860%, 8/3/2017	10,300,000
4,075,000		Massachusetts Development Finance Agency, (Series 2013) Weekly VRDNs (CIL Realty of Massachusetts)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.860%, 8/3/2017	4,075,000
2,500,000	[2,3]	Massachusetts School Building Authority, Eagles (Series 2014-0003) Weekly VRDNs (Citibank NA, New York LIQ), 0.850%, 8/3/2017	2,500,000
3,900,000	[2,3]	Massachusetts School Building Authority, Solar Eclipse (Series 2017-0013) Weekly VRDNs (U.S. Bank, N.A. LIQ), 0.870%, 8/3/2017	3,900,000
100,000		Massachusetts State Development Finance Agency, (Series 2006) Weekly VRDNs (Governor Dummer Academy)/(TD Bank, N.A. LOC), 0.830%, 8/2/2017	100,000
3,860,000		Massachusetts State Development Finance Agency, (Series 2006) Weekly VRDNs (Marine Biological Laboratory)/(PNC Bank, N.A. LOC), 0.820%, 8/3/2017	3,860,000
		TOTAL	51,060,000
Annual Shareholder Report
6

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1]
		Michigan—7.1%
$17,200,000		Detroit, MI Sewage Disposal System, Eagles (2017-0009) Weekly VRDNs (Great Lakes Water Authority Sewage Disposal System)/(Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.860%, 8/3/2017	$17,200,000
9,500,000		Detroit, MI Sewage Disposal System, Eagles (Series 2017-0010-CLA) Weekly VRDNs (Great Lakes Water Authority Sewage Disposal System)/(Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.860%, 8/3/2017	9,500,000
63,300,000	[2,3]	Eastern Michigan University Board of Regents, Golden Blue (2017-012) Weekly VRDNs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.890%, 8/3/2017	63,300,000
1,380,000		Grand Valley State University Board of Trustees, MI, (Series 2008-B) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.800%, 8/3/2017	1,380,000
1,600,000		Green Lake Township, MI Daily VRDNs (Interlochen Center)/(BMO Harris Bank, N.A. LOC), 0.720%, 8/1/2017	1,600,000
1,350,000		Michigan Job Development Authority, (Series 1985) Weekly VRDNs (Andersons, Inc. (The))/(U.S. Bank, N.A. LOC), 0.930%, 8/2/2017	1,350,000
15,000,000		Michigan State Finance Authority Revenue, (Series 2013MI-1), 0.95% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 9/1/2017	15,000,000
385,000		Michigan State Finance Authority Revenue, Healthcare Equipment Loan (Series D) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.890%, 8/3/2017	385,000
3,130,000		Michigan State Strategic Fund, (Series 2003) Weekly VRDNs (Catholic Social Services of Lansing/St. Vincent Home, Inc.)/(Comerica Bank LOC), 0.920%, 8/3/2017	3,130,000
1,165,000		Michigan State Strategic Fund, (Series 2005) Weekly VRDNs (Detroit Public Television)/(Comerica Bank LOC), 0.940%, 8/3/2017	1,165,000
1,000,000		Michigan Strategic Fund, (Series 2007) Daily VRDNs (Air Products & Chemicals, Inc.), 0.740%, 8/1/2017	1,000,000
910,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Washtenaw Christian Academy)/(Fifth Third Bank, Cincinnati LOC), 0.930%, 8/4/2017	910,000
350,000		Michigan Strategic Fund, (Series 2010) Weekly VRDNs (CS Facilities LLC)/(MUFG Union Bank, N.A. LOC), 0.830%, 8/3/2017	350,000
400,000		Michigan Strategic Fund, (Series 2010) Weekly VRDNs (Kroger Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.900%, 8/3/2017	400,000
955,000		St. Joseph, MI Hospital Finance Authority, (Series 2002) Weekly VRDNs (Lakeland Hospitals at Niles & St. Joseph Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.920%, 8/3/2017	955,000
26,600,000		St. Joseph, MI Hospital Finance Authority, (Series 2003) Weekly VRDNs (Lakeland Hospitals at Niles & St. Joseph Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.920%, 8/3/2017	26,600,000
Annual Shareholder Report
7

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1]
		Michigan—continued
$34,235,000		St. Joseph, MI Hospital Finance Authority, (Series 2006) Weekly VRDNs (Lakeland Hospitals at Niles & St. Joseph Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.920%, 8/3/2017	$34,235,000
		TOTAL	178,460,000
		Minnesota—0.9%
825,000		Andover, MN, (Series 2003) Weekly VRDNs (Presbyterian Homes of Andover, Inc.)/(FNMA LOC), 0.830%, 8/3/2017	825,000
1,170,000		Eagan, MN, (Series 2003) Weekly VRDNs (Aspenwoods of Eagan Apartments))/(FNMA LOC), 0.920%, 8/3/2017	1,170,000
6,375,000		East Grand Forks, MN Solid Waste Disposal, (Series 2009) Weekly VRDNs (American Crystal Sugar Co.)/(CoBank, ACB LOC), 0.840%, 8/3/2017	6,375,000
3,450,000	[2,3]	Minneapolis, MN Health Care System, (Series E-90) Weekly VRDNs (Fairview Health Services)/(Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.850%, 8/3/2017	3,450,000
760,000		Minneapolis, MN Weekly VRDNs (Symphony Place)/(FHLMC LOC), 0.840%, 8/3/2017	760,000
200,000		Minneapolis/St. Paul, MN Housing & Redevelopment Authority, (Series A) Daily VRDNs (Children's Health Care)/(Assured Guaranty Municipal Corp. INS)/(U.S. Bank, N.A. LIQ), 0.750%, 8/1/2017	200,000
2,100,000		Minnesota State HFA Weekly VRDNs (Royal Bank of Canada LIQ), 0.830%, 8/3/2017	2,100,000
175,000		Rochester, MN Health Care Facility Authority, (Series B) Weekly VRDNs (Mayo Clinic)/(Northern Trust Co., Chicago, IL LIQ), 0.790%, 8/2/2017	175,000
5,970,000	[2,3]	St. Cloud, MN ISD No. 742, Solar Eclipse (Series 2017-0009), 1.09% TOBs (U.S. Bank, N.A. LIQ) 8/24/2017	5,970,000
2,642,000		St. Louis Park, MN, (Series 2004) Weekly VRDNs (Parkshore Senior Campus, LLC)/(FHLMC LOC), 0.900%, 8/3/2017	2,642,000
		TOTAL	23,667,000
		Missouri—0.7%
1,830,000		Buchanan County, MO Solid Waste Disposal, (Series 2009A) Weekly VRDNs (Lifeline Foods LLC)/(Commerce Bank, N.A., Kansas City LOC), 0.880%, 8/3/2017	1,830,000
10,000,000		Buchanan County, MO Solid Waste Disposal, (Series 2009B) Weekly VRDNs (Lifeline Foods LLC)/(Commerce Bank, N.A., Kansas City LOC), 0.880%, 8/3/2017	10,000,000
4,995,000	[2,3]	Kansas City, MO Water Revenue, Solar Eclipse (Series 2017-0016), 0.98% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 8/24/2017	4,995,000
		TOTAL	16,825,000
Annual Shareholder Report
8

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1]
		Montana—0.3%
$7,000,000		Montana State Board Of Investments, Municipal Finance Consolidation Act Bonds (Series 2010), 1.20% TOBs, Mandatory Tender 3/1/2018	$7,000,000
		Multi-State—9.4%
121,400,000	[2,3]	Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund, (Series 2) Weekly VRDPs (JPMorgan Chase Bank, N.A. LIQ), 0.910%, 8/3/2017	121,400,000
45,000,000	[2,3]	Nuveen Enhanced AMT-Free Quality Municipal Income Fund, (Series 3) Weekly VRDPs (TD Bank, N.A. LIQ), 0.900%, 8/3/2017	45,000,000
69,000,000	[2,3]	Nuveen Enhanced AMT-Free Quality Municipal Income Fund, (Series 4) Weekly VRDPs (Barclays Bank PLC LIQ), 0.930%, 8/3/2017	69,000,000
		TOTAL	235,400,000
		Nevada—1.0%
5,000,000	[2,3]	Clark County, NV, Solar Eclipse (Series 2017-0025), 0.97% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 9/21/2017	5,000,000
12,500,000		Las Vegas Valley, NV Water District (Southern Nevada Water Authority), (Series 2004A), 0.93% CP (Sumitomo Mitsui Banking Corp. LOC), Mandatory Tender 9/12/2017	12,500,000
7,990,000	[2,3]	Nevada State Highway Revenue, Solar Eclipse (Series 2017-0018), 1.09% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 8/31/2017	7,990,000
		TOTAL	25,490,000
		New Jersey—2.5%
5,470,030		Absecon, NJ, 2.00% BANs, 8/2/2018	5,507,828
1,905,000		Burlington County, NJ Bridge Commission, (Series 2005A) Weekly VRDNs (Lutheran Home at Moorestown)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 0.780%, 8/3/2017	1,905,000
3,600,000	[2,3]	Essex County, NJ, Clipper Tax-Exempt Certificates Trust (Series 2009-49) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.870%, 8/3/2017	3,600,000
6,182,545		Glassboro Borough, NJ, 2.50% BANs, 1/10/2018	6,209,565
2,665,000		Kenilworth, NJ, 2.00% BANs, 12/8/2017	2,671,035
5,813,606		Manalapan Township, NJ, 2.25% BANs, 1/30/2018	5,846,234
8,370,000	[2,3]	New Jersey Housing & Mortgage Finance Agency, Tender Option Bond Trust Receipts (2016-ZF0346) Weekly VRDNs (Bank of America N.A. LIQ), 0.870%, 8/3/2017	8,370,000
11,360,000	[2,3]	New Jersey State Transportation Trust Fund Authority, Stage Trust (Series 2011-28C), 1.12% TOBs (New Jersey State)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 8/31/2017	11,360,000
7,324,176		Roselle, NJ, 2.50% BANs, 3/1/2018	7,374,128
4,462,395		Southampton Township, NJ, (2017 Series A), 2.50% BANs, 7/17/2018	4,510,924
3,000,000		Stafford Township, NJ Board of Education, 1.50% BANs, 9/29/2017	3,002,296
Annual Shareholder Report
9

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1]
		New Jersey—continued
$2,945,000		Winslow Township, NJ, (Series A), 2.50% BANs, 12/27/2017	$2,957,597
		TOTAL	63,314,607
		New York—11.7%
2,205,000		Albany, NY IDA, (Series 2004) Weekly VRDNs (Renaissance Corporation of Albany)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.870%, 8/3/2017	2,205,000
3,452,000		Baldwinsville, NY CSD, 2.25% BANs, 6/29/2018	3,481,439
16,050,000	[2,3]	Battery Park, NY City Authority, PUTTERs (Series 5012) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 0.800%, 8/1/2017	16,050,000
19,150,000		Candor, NY CSD, 2.25% BANs, 6/28/2018	19,338,770
13,800,000		Eden, NY CSD, 2.00% BANs, 6/8/2018	13,899,946
6,000,000		Geneva, NY City School District, 2.25% RANs, 6/26/2018	6,056,083
15,907,492		Lancaster, NY CSD, 2.50% BANs, 6/14/2018	16,098,699
21,190,000	[2,3]	MTA Transportation Revenue, Eagles (Series 2017-0004) Weekly VRDNs (Citibank NA, New York LIQ), 0.870%, 8/3/2017	21,190,000
3,500,000		Metropolitan Transportation Authority, NY, (Series 2015E-4) Weekly VRDNs (MTA Transportation Revenue)/(Bank of the West, San Francisco, CA LOC), 0.860%, 8/3/2017	3,500,000
34,770,000	[2,3]	Metropolitan Transportation Authority, NY, Tender Option Bond Trust Receipts (2016-ZF0500) Weekly VRDNs (MTA Transportation Revenue)/(Toronto Dominion Bank LIQ), 0.870%, 8/3/2017	34,770,000
6,000,000		New York City, NY Municipal Water Finance Authority, (Series 2001F-1) Daily VRDNs (Mizuho Bank Ltd. LIQ), 0.790%, 8/1/2017	6,000,000
24,935,000		New York City, NY Municipal Water Finance Authority, (Series 2014AA-8) Daily VRDNs (Mizuho Bank Ltd. LIQ), 0.790%, 8/1/2017	24,935,000
15,700,000		New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2009 Series BB-1) Daily VRDNs (Landesbank Hessen-Thuringen LIQ), 0.780%, 8/1/2017	15,700,000
2,700,000	[2,3]	New York City, NY Municipal Water Finance Authority, Tender Option Bond Trust Receipts (2016-ZF0265) Weekly VRDNs (Toronto Dominion Bank LIQ), 0.850%, 8/3/2017	2,700,000
8,750,000		New York City, NY Transitional Finance Authority, Fiscal 2014 (Subseries D-3) Daily VRDNs (Mizuho Bank Ltd. LIQ), 0.790%, 8/1/2017	8,750,000
6,055,000		New York City, NY, (Fiscal 2008 Subseries J-6) Daily VRDNs (Landesbank Hessen-Thuringen LOC), 0.800%, 8/1/2017	6,055,000
40,100,000		New York City, NY, (Fiscal 2012 Series G-3) Weekly VRDNs (Citibank NA, New York LOC), 0.780%, 8/3/2017	40,100,000
5,930,000		New York City, NY, (Subseries A-2) Daily VRDNs (Mizuho Bank Ltd. LOC), 0.790%, 8/1/2017	5,930,000
Annual Shareholder Report
10

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1]
		New York—continued
$15,700,000		New York City, NY, Fiscal 2013 (Subseries A-3) Daily VRDNs (Mizuho Bank Ltd. LOC), 0.790%, 8/1/2017	$15,700,000
6,000,000	[2,3]	New York State Dormitory Authority, Tender Option Bond Trust Receipts (2016-XF0529) Weekly VRDNs (New York State)/(Toronto Dominion Bank LIQ), 0.850%, 8/3/2017	6,000,000
7,500,000		New York State HFA, (Series 2009A: 505 West 37th Street Housing) Daily VRDNs (Midtown West B LLC)/(Landesbank Hessen-Thuringen LOC), 0.770%, 8/1/2017	7,500,000
9,200,000		Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2002F) Daily VRDNs (Landesbank Hessen-Thuringen LOC), 0.780%, 8/1/2017	9,200,000
6,422,000		Weedsport, NY CSD, 2.25% BANs, 7/13/2018	6,475,963
		TOTAL	291,635,900
		North Carolina—1.3%
7,175,000	[2,3]	Charlotte-Mecklenburg Hospital Authority, NC, Stage Trust (Series 2011-72C), 1.12% TOBs (Carolinas HealthCare System)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 8/31/2017	7,175,000
600,000	[2,3]	Charlotte-Mecklenburg Hospital Authority, NC, Tender Option Bond Trust Certificates (2016-XF2222) Weekly VRDNs (Carolinas HealthCare System)/(Citibank NA, New York LIQ), 0.850%, 8/3/2017	600,000
9,250,000	[2,3]	Forsyth County, NC, Solar Eclipse (Series 2017-0020) Weekly VRDNs (U.S. Bank, N.A. LIQ), 0.870%, 8/3/2017	9,250,000
650,000		New Hanover County, NC, (Series 2008A) Weekly VRDNs (New Hanover Regional Medical Center)/(PNC Bank, N.A. LOC), 0.840%, 8/2/2017	650,000
250,000		New Hanover County, NC, (Series 2008B) Weekly VRDNs (New Hanover Regional Medical Center)/(PNC Bank, N.A. LOC), 0.820%, 8/2/2017	250,000
750,000		North Carolina Capital Facilities Finance Agency, (Series 2005) Weekly VRDNs (Salem Academy and College)/(Branch Banking & Trust Co. LOC), 0.830%, 8/3/2017	750,000
11,015,000	[2,3]	North Carolina State Capital Improvement, Stage Trust (Series 2011-136C), 1.02% TOBs (North Carolina State)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 10/5/2017	11,015,000
1,000,000	[2,3]	North Carolina State, Tender Option Bond Trust Certificates (2015-XF2113) Weekly VRDNs (Citibank NA, New York LIQ), 0.850%, 8/3/2017	1,000,000
2,000,000		Person County, NC Industrial Facilities & PCFA, (Series 2010) Weekly VRDNs (Certainteed Gypsum, Inc.)/(Credit Industriel et Commercial LOC), 0.850%, 8/3/2017	2,000,000
		TOTAL	32,690,000
		North Dakota—0.4%
9,124,000		Grand Forks County, ND, (Series 2010) Weekly VRDNs (J.R. Simplot Co.)/(Cooperatieve Rabobank UA LOC), 0.910%, 8/2/2017	9,124,000
Annual Shareholder Report
11

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1]
		Ohio—1.7%
$7,000,000		Franklin County, OH Mortgage Revenue, (Series 2013OH), 0.95% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 9/1/2017	$7,000,000
15,885,000	[2,3]	Middletown, OH, Golden Blue (Series 2017-003) Weekly VRDNs (Premier Health Partners Obligated Group)/(Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.970%, 8/3/2017	15,885,000
10,000,000	[2,3]	Ohio State Higher Educational Facility Commission (University Hospitals Health System, Inc.), Golden Blue (Series 2017-006) VRENs (University Hospitals Health System, Inc.)/(Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.000%, 8/3/2017	10,000,000
8,300,000		Ohio State Higher Educational Facility Commission, (Series 2008 B-6), 0.93% CP (Cleveland Clinic), Mandatory Tender 9/21/2017	8,300,000
		TOTAL	41,185,000
		Oklahoma—0.6%
14,400,000		Oklahoma Development Finance Authority (INTEGRIS Obligated Group), (Series 2015 B) VRENs, 1.170%, 8/3/2017	14,400,000
		Pennsylvania—7.7%
2,000,000	[2,3]	Allegheny County, PA HDA, PUTTERs (Series 2017-5015) Daily VRDNs (UPMC Health System)/(JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 0.800%, 8/1/2017	2,000,000
2,165,000	[2,3]	Allegheny County, PA Sanitation Authority, Tender Option Bond Trust Certificates (2016-XM0278) Weekly VRDNs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.870%, 8/3/2017	2,165,000
3,500,000		Butler County, PA General Authority, (Series 2007) Weekly VRDNs (Hampton Township School District, PA)/(Assured Guaranty Municipal Corp. INS)/(Bank of New York Mellon LIQ), 0.830%, 8/3/2017	3,500,000
6,750,000		Butler County, PA General Authority, (Series 2011) Weekly VRDNs (Iroquois School District)/(Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.860%, 8/3/2017	6,750,000
1,000,000		Chester County, PA Intermediate Unit, (Series 2003) Weekly VRDNs (PNC Bank, N.A. LOC), 0.840%, 8/3/2017	1,000,000
500,000		Delaware County, PA Authority, (Series 2008) Weekly VRDNs (Eastern University)/(TD Bank, N.A. LOC), 0.820%, 8/3/2017	500,000
14,840,000		Emmaus, PA General Authority, (Series 1996) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 0.870%, 8/2/2017	14,840,000
300,000		Erie County, PA Hospital Authority, (Series 2010B) Weekly VRDNs (St. Vincent Health System)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.870%, 8/3/2017	300,000
7,080,000	[2,3]	Franklin County, PA IDA, Stage Trust (Series 2010-01C), 1.12% TOBs (Chambersburg Hospital)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 8/17/2017	7,080,000
4,795,000	[2,3]	Geisinger Authority, PA Health System, Stage Trust (Series 2011-69C), 1.12% TOBs (Geisinger Health System)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 8/17/2017	4,795,000
Annual Shareholder Report
12

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1]
		Pennsylvania—continued
$1,555,000		Haverford Twp, PA School District, (Series 2009) Weekly VRDNs (TD Bank, N.A. LOC), 0.840%, 8/3/2017	$1,555,000
900,000		Lower Merion, PA School District, (Series B of 2009) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.800%, 8/3/2017	900,000
2,400,000		Pennsylvania HFA, (Series 2008-O) Weekly VRDNs (Foxwood Manor Apartments)/(GTD by FHLMC), 0.870%, 8/3/2017	2,400,000
99,630,000		Pittsburgh & Allegheny County, PA Sports & Exhibition Authority, (Series A of 2007) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.890%, 8/3/2017	99,630,000
35,025,000		Pittsburgh, PA Water & Sewer Authority, First Lien (Series D-2) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.860%, 8/3/2017	35,025,000
9,500,000	[2,3]	State Public School Building Authority, PA, Tender Option Bond Trust Certificates (2016-XG0085) Weekly VRDNs (Philadelphia, PA School District)/(Assured Guaranty Municipal Corp. INS)/(Credit Suisse AG LIQ), 0.940%, 8/3/2017	9,500,000
		TOTAL	191,940,000
		South Carolina—0.4%
10,000,000		Lexington, SC Waterworks & Sewer System, 2.50% BANs, 12/1/2017	10,047,931
		Tennessee—0.7%
16,880,000	[2,3]	Metropolitan Government Nashville & Davidson County, TN, Solar Eclipse (Series 2017-0011) Weekly VRDNs (U.S. Bank, N.A. LIQ), 0.870%, 8/3/2017	16,880,000
		Texas—8.6%
8,575,000	[2,3]	Austin, TX Electric Utility System, Solar Eclipse (Series 2017-0008), 0.98% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 8/17/2017	8,575,000
700,000		Bexar County, TX Housing Finance Corp., (Series 2005A) Weekly VRDNs (Summit Hills Apartments)/(FHLMC LOC), 0.910%, 8/3/2017	700,000
5,000,000		Garland, TX, Electric Utility System (Series 2014), 0.91% CP (Wells Fargo Bank, N.A. LOC), Mandatory Tender 8/14/2017	5,000,000
45,000,000		Harris County, TX Cultural Education Facilities Finance Corp., (Series 2009 C-2), 0.93% CP (Methodist Hospital, Harris County, TX), Mandatory Tender 8/9/2017	45,000,000
40,000,000		Harris County, TX Cultural Education Facilities Finance Corp., (Subseries 2009C-1), 0.93% CP (Methodist Hospital, Harris County, TX), Mandatory Tender 8/23/2017	40,000,000
4,440,000	[2,3]	North Texas Tollway Authority, Tender Option Bond Trust Certificates (2015-XF2037) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.970%, 8/3/2017	4,440,000
25,000,000		Port of Port Arthur Navigation District of Jefferson County, TX, (Series 2010) Weekly VRDNs (TOTAL Petrochemicals USA, Inc.)/(GTD by Total S.A.), 0.880%, 8/2/2017	25,000,000
21,000,000		Port of Port Arthur Navigation District of Jefferson County, TX, Exempt Facilities Revenue Bonds (Series 2009) Weekly VRDNs (TOTAL Petrochemicals USA, Inc.)/(GTD by Total S.A.), 0.880%, 8/2/2017	21,000,000
Annual Shareholder Report
13

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1]
		Texas—continued
$9,460,000		San Antonio, TX Electric & Gas System, (2012 Series A), 0.93% CP, Mandatory Tender 8/1/2017	$9,460,000
25,000,000		San Antonio, TX Electric & Gas System, (2012 Series B), 0.94% CP (State Street Bank and Trust Co. and Wells Fargo Bank, N.A. LIQs), Mandatory Tender 10/11/2017	25,000,000
30,000,000		San Antonio, TX Electric & Gas System, (2012 Series B), 0.99% CP (State Street Bank and Trust Co. and Wells Fargo Bank, N.A. LIQs), Mandatory Tender 9/13/2017	30,000,000
		TOTAL	214,175,000
		Utah—4.9%
122,321,000	[2,3]	Riverton, UT Hospital Revenue Authority, Stage Trust (Series 2012-33C) Weekly VRDNs (IHC Health Services, Inc.)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), 0.870%, 8/3/2017	122,321,000
		Virginia—3.6%
6,085,000		Fauquier County, VA IDA, (Series 2008) Weekly VRDNs (Wakefield School, Inc.)/(PNC Bank, N.A. LOC), 0.830%, 8/3/2017	6,085,000
650,000		Loudoun County, VA IDA, (Series 2003E) Weekly VRDNs (Howard Hughes Medical Institute), 0.880%, 8/2/2017	650,000
3,500,000		Newport News, VA IDA, (Series 2004) Weekly VRDNs (CNU Warwick LLC)/(Bank of America N.A. LOC), 0.890%, 8/3/2017	3,500,000
78,295,000	[2,3]	Suffolk, VA EDA, Eagles (Series 2017-0005) Weekly VRDNs (Sentara Health Systems Obligation Group)/(Citibank NA, New York LIQ), 0.860%, 8/3/2017	78,295,000
500,000	[2,3]	Virginia Small Business Financing Authority, Tender Option Bond Trust Receipts (2016-ZF0360) Weekly VRDNs (Sentara Health Systems Obligation Group)/(JPMorgan Chase Bank, N.A. LIQ), 0.840%, 8/3/2017	500,000
		TOTAL	89,030,000
		Washington—0.9%
7,855,000	[2,3]	Seattle, WA Drain & Wastewater, Solar Eclipse, 0.97% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 9/28/2017	7,855,000
4,000,000	[2,3]	Seattle, WA, Solar Eclipse Weekly VRDNs (U.S. Bank, N.A. LIQ), 0.870%, 8/3/2017	4,000,000
4,005,000		Washington State EDFA, (Series 2006K) Weekly VRDNs (Heirborne Investments LLC)/(MUFG Union Bank, N.A. LOC), 0.930%, 8/2/2017	4,005,000
1,500,000		Washington State EDFA, (Series 2009) Weekly VRDNs (CleanScapes, Inc.)/(Bank of America N.A. LOC), 1.000%, 8/2/2017	1,500,000
6,305,000		Washington State Health Care Facilities Authority, (Series 2007C) Weekly VRDNs (Multicare Health System)/(Barclays Bank PLC LOC), 0.820%, 8/2/2017	6,305,000
		TOTAL	23,665,000
Annual Shareholder Report
14

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1]
		Wisconsin—0.2%
$5,000,000	[2,3]	Milwaukee County, WI Metropolitan Sewer District, Solar Eclipse 2017-0036, 0.97% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 9/7/2017	$5,000,000
		TOTAL INVESTMENTS—101.6% (AT AMORTIZED COST)[4]	2,537,663,774
		OTHER ASSETS AND LIABILITIES - NET—(1.6)%[5]	(39,203,138)
		TOTAL NET ASSETS—100%	$2,498,460,636
At July 31, 2017, the Fund held no securities that are subject to the federal alternative minimum tax (AMT) (unaudited).
1	Current rate and next reset date shown for Variable Rate Demand Instruments.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2017, these restricted securities amounted to $1,041,786,000, which represented 41.7% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2017, these liquid restricted securities amounted to $1,035,066,000, which represented 41.4% of total net assets.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2017.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund's assets as of July 31, 2017, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
Annual Shareholder Report
15

The following acronyms are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
CDA	—Community Development Authority
CP	—Commercial Paper
CSD	—Central School District
EDA	—Economic Development Authority
EDFA	—Economic Development Finance Authority
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
HDA	—Hospital Development Authority
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
INS	—Insured
ISD	—Independent School District
LIQ	—Liquidity Agreement
LLC	—Limited Liability Corporation
LOC	—Letter of Credit
LP	—Limited Partnership
MFH	—Multi-Family Housing
PCFA	—Pollution Control Finance Authority
PCRB	—Pollution Control Revenue Bond
PUTTERs	—Puttable Tax-Exempt Receipts
RANs	—Revenue Anticipation Notes
TOBs	—Tender Option Bonds
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRENs	—Variable Rate Extendible Notes
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
16

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.006	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.002	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.008	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.006)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.002)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.008)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.77%	0.11%	0.02%	0.01%	0.02%
Ratios to Average Net Assets:
Net expenses	0.21%	0.13%[3]	0.08%[3]	0.10%[3]	0.18%[3]
Net investment income	0.57%	0.08%	0.01%	0.01%	0.02%
Expense waiver/reimbursement[4]	0.09%	0.17%	0.21%	0.19%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,270,120	$4,088,135	$5,295,667	$5,272,724	$5,906,897
1	Represents less than $0.001.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios were 0.13%, 0.08%, 0.10% and 0.18% for the years ended July 31, 2016, 2015, 2014 and 2013, respectively, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
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Statement of Assets and Liabilities
July 31, 2017
Assets:
Total investment in securities, at amortized cost and fair value		$2,537,663,774
Cash		994,778
Income receivable		4,006,749
Receivable for shares sold		3,319,201
TOTAL ASSETS		2,545,984,502
Liabilities:
Payable for investments purchased	$45,607,828
Payable for shares redeemed	1,248,823
Income distribution payable	545,353
Payable to adviser (Note 5)	7,799
Payable for administrative fee (Note 5)	5,388
Payable for other service fees (Notes 2 and 5)	3,579
Accrued expenses (Note 5)	105,096
TOTAL LIABILITIES		47,523,866
Net assets for 2,498,057,969 shares outstanding		$2,498,460,636
Net Assets Consist of:
Paid-in capital		$2,498,038,486
Accumulated net realized gain on investments		422,820
Distributions in excess of net investment income		(670)
TOTAL NET ASSETS		$2,498,460,636
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Wealth Shares:
$2,270,120,250 ÷ 2,269,754,424 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$228,340,386 ÷ 228,303,545 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Year Ended July 31, 2017
Investment Income:
Interest		$18,517,090
Expenses:
Investment adviser fee (Note 5)	$4,728,471
Administrative fee (Note 5)	1,854,898
Custodian fees	92,513
Transfer agent fee	24,375
Directors'/Trustees' fees (Note 5)	28,461
Auditing fees	22,364
Legal fees	45,015
Portfolio accounting fees	202,344
Other service fees (Notes 2 and 5)	709,717
Share registration costs	93,706
Printing and postage	28,269
Miscellaneous (Note 5)	73,079
TOTAL EXPENSES	7,903,212
Waiver of investment adviser fee (Note 5)	(2,112,754)
Net expenses		5,790,458
Net investment income		12,726,632
Net realized gain on investments		3,853,047
Change in net assets resulting from operations		$16,579,679
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
Year Ended July 31	2017	2016
Increase (Decrease) in Net Assets
Operations:
Net investment income	$12,726,632	$4,473,524
Net realized gain on investments	3,853,047	486,951
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	16,579,679	4,960,475
Distributions to Shareholders:
Distributions from net investment income
Wealth Shares	(11,861,618)	(4,354,762)
Service Shares	(865,777)	(119,090)
Distributions from net realized gain on investments
Wealth Shares	(3,281,396)	(983,372)
Service Shares	(635,725)	(189,379)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(16,644,516)	(5,646,603)
Share Transactions:
Proceeds from sale of shares	6,157,263,471	18,913,421,293
Net asset value of shares issued to shareholders in payment of distributions declared	6,863,622	825,185
Cost of shares redeemed	(8,338,625,903)	(20,715,529,098)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(2,174,498,810)	(1,801,282,620)
Change in net assets	(2,174,563,647)	(1,801,968,748)
Net Assets:
Beginning of period	4,673,024,283	6,474,993,031
End of period (including undistributed (distributions in excess of) net investment income of $(670) and $93, respectively)	$2,498,460,636	$4,673,024,283
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
July 31, 2017
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 30 portfolios. The financial statements included herein are only those of Federated Tax-Free Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Wealth Shares and Service Shares. The financial highlights of the Service Shares are presented separately. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide dividend income exempt from federal regular income tax consistent with stability of principal. Interest income from the Fund's investments normally will not be subject to the AMT for individuals and corporations, and may be subject to state and local taxes.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Trustees determine such liquidity fees or redemption gates are in the best interests of the Fund.
Effective December 31, 2015, the Fund's Institutional Shares were re-designated as Wealth Shares.
On June 30, 2017, the Fund's Advisor Share class became effective with the Securities and Exchange Commission (SEC), but is not yet offered for sale.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
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The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Wealth Shares and Service Shares may bear other service fees unique to those classes. The detail of the total fund expense waiver of $2,112,754 is disclosed in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Wealth Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended July 31, 2017, other service fees for the Fund were as follows:
Other Service Fees Incurred
Service Shares	$709,717
For the year ended July 31, 2017, the Fund's Wealth Shares did not incur other service fees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2017, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest
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22

and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2017, tax years 2014 through 2017 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at July 31, 2017, is as follows:
Security	Acquisition Date	Cost	Market Value
Denver, CO City and County Board of Water Commissioners, Solar Eclipse (Series 2017-0032), 0.94% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 8/24/2017	5/23/2017	$6,720,000	$6,720,000
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended July 31	2017		2016
Wealth Shares:	Shares	Amount	Shares	Amount
Shares sold	5,437,905,704	$5,437,905,704	16,339,974,079	$16,339,974,079
Shares issued to shareholders in payment of distributions declared	6,148,127	6,148,127	703,277	703,277
Shares redeemed	(7,262,025,338)	(7,262,025,338)	(17,547,670,430)	(17,547,670,430)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	(1,817,971,507)	$(1,817,971,507)	(1,206,993,074)	$(1,206,993,074)

Year Ended July 31	2017		2016
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	719,357,767	$719,357,767	2,573,447,214	$2,573,447,214
Shares issued to shareholders in payment of distributions declared	715,495	715,495	121,908	121,908
Shares redeemed	(1,076,600,565)	(1,076,600,565)	(3,167,858,668)	(3,167,858,668)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(356,527,303)	$(356,527,303)	(594,289,546)	$(594,289,546)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(2,174,498,810)	$(2,174,498,810)	(1,801,282,620)	$(1,801,282,620)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2017 and 2016, was as follows:
	2017	2016
Tax-exempt income	$12,726,830	$4,461,933
Ordinary income[1]	$1,588,216	$313,825
Long-term capital gains	$2,329,470	$870,845
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of July 31, 2017, the components of distributable earnings on a tax-basis were as follows:
Distributions Payable	$(670)
Undistributed ordinary income[2]	$291,906
Undistributed long-term capital gains	$130,914
2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2017, the Adviser voluntarily waived $2,112,754 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2017, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Other Service Fees
For the year ended July 31, 2017, FSSC received $4,923 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Wealth Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.21% and 0.46% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2018; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
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Interfund Transactions
During the year ended July 31, 2017, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $2,918,500,000 and $2,189,739,000, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2017, there were no outstanding loans. During the year ended July 31, 2017, the program was not utilized.
7. REGULATORY UPDATES
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management does not believe these amendments will have a material impact on the financial statements and accompanying notes.
8. Subsequent event
Effective September 1, 2017, the breakpoints of Administrative Fees paid to FAS described above will change to:
Administrative Services Fee Rate	Average Daily Net Assets of the Investment Complex
0.100 of 1%	on assets up to $50 billion
0.075 of 1%	on assets over $50 billion
9. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended July 31, 2017, the amount of long-term capital gains designated by the Fund was $2,329,470.
For the year ended July 31, 2017, 99.9% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF the MONEY MARKET OBLIGATIONS TRUST AND THE wealth Class SHAREHOLDERS of federated tax-free obligations fund:
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Tax-Free Obligations Fund (the “Fund”), a portfolio of the Money Market Obligations Trust, as of July 31, 2017, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2017 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Tax-Free Obligations Fund as of July 31, 2017, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
September 25, 2017
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2017 to July 31, 2017.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2017	Ending Account Value 7/31/2017	Expenses Paid During Period[1]
Actual	$1,000	$1,004.50	$1.06
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.15	$1.07
1	Expenses are equal to the Fund's Wealth Shares annualized net expense ratio of 0.21%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2016, the Trust comprised 30 portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 124 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
IN MEMORIAM–JOHN F. DONAHUE
(Former Chairman and President, and Emeritus Director/Trustee, of the Federated Funds, and Founder, Former Chairman, President and Chief Executive Officer, and Chairman Emeritus, of Federated Investors, Inc.)
With profound sadness, Federated announces the passing of John F. (“Jack”) Donahue, who founded, along with Richard B. Fisher, Federated in 1955 and served as a leader and member of the Boards of Directors/Trustees of the Federated Funds and the Board of Directors of Federated Investors, Inc. Mr. Donahue was a family man of deep faith with exemplary character and fealty, who served his religion, family, community, and the Federated Funds and Federated, as well as their shareholders, officers and employees, with distinction. His integrity, intelligence, and keen sense of fiduciary duty, coupled with his faith, family and background as a West Point graduate and Strategic Air Command B-29 pilot, served as a foundation for his strong business acumen and leadership. Among his many achievements, Mr. Donahue's steadfast and innovative leadership of the Federated Funds and Federated, as well as within the investment management industry, led to the birth of money market funds in the 1970s and their growth as an innovative, efficient and effective cash management vehicle throughout the 1980s, 1990s, 2000s and beyond. Federated expresses deep gratitude to Mr. Donahue for his inspiring leadership, distinguished service and contributions as a husband, father, founder, Board member and officer, colleague and friend. He will be greatly missed.
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Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee, Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Director or Trustee of certain of the funds in the Federated Fund Family; Chief Financial Officer, Treasurer, Vice President and Assistant Secretary, Federated Investors, Inc.; Chairman and Trustee, Federated Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment Management Company; Director, MDTA LLC; Director, Executive Vice President and Assistant Secretary, Federated Securities Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and Director and President, FII Holdings, Inc.
Previous Positions: Director, Federated Investors, Inc.; Assistant Secretary, Federated Investment Management Company, Federated Global Investment Management Company and Passport Research, LTD; Treasurer, Passport Research, LTD; Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.
*	Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, Current Chair of the Compensation Committee, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO, The Collins Group, Inc. (a private equity firm). Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.; Director, Member of the Audit Committee and Technology Committee of Equifax, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Dean of the Duquesne University School of Law; Adjunct Professor of Law, Duquesne University School of Law; formerly, Interim Dean of the Duquesne University School of Law; Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CONSOL Energy Inc.
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as: Associate General Secretary, Diocese of Pittsburgh; a member of the Superior Court of Pennsylvania; and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also currently holds the positions on either a public or not for profit Board of Directors as follows: Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Director, Saint Vincent College; Member, Pennsylvania State Board of Education (public); and Director and Chair, Cardinal Wuerl North Catholic High School, Inc. Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director, Catholic High Schools of the Diocese of Pittsburgh, Inc.; and Director, Pennsylvania Bar Institute.
Peter E. Madden Birth Date: March 16, 1942 Trustee Indefinite Term Began serving: August 1991	Principal Occupation: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; Retired.
Other Directorships Held: None.
Qualifications: Mr. Madden has served in several business management, mutual fund services and directorship positions throughout his career. Mr. Madden previously served as President, Chief Operating Officer and Director, State Street Bank and Trust Company (custodian bank) and State Street Corporation (financial services). He was Director, VISA USA and VISA International and Chairman and Director, Massachusetts Bankers Association. Mr. Madden served as Director, Depository Trust Corporation and Director, The Boston Stock Exchange. Mr. Madden also served as a Representative to the Commonwealth of Massachusetts General Court.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CONSOL Energy Inc.
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CONSOL Energy Inc.; and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
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33

OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Officer since: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Officer since: May 2004 Portfolio Manager since: December 1989	Principal Occupations: Mary Jo Ochson has been the Fund's Portfolio Manager since December 1989. Ms. Ochson was named Chief Investment Officer of Federated's tax-exempt fixed-income products in 2004 and Chief Investment Officer of Federated's Tax-Free Money Markets in 2010. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.

Annual Shareholder Report
35

Evaluation and Approval of Advisory Contract–May 2017
Federated Tax-Free Obligations Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term at its May 2017 meetings. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in its decision. Using these judicial decisions as a guide, the Board has indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the Fund and of comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds); and (6) the extent of care, conscientiousness and independence with which the Fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the Board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. Consistent with the judicial decisions and SEC disclosure requirements, the
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Board also considered management fees charged to institutional and other clients of Federated Investment Management Company (the “Adviser”) and its advisory affiliates for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds. The Board was assisted in its deliberations by independent legal counsel. In addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the May meetings, at which the Board's formal approval of the investment advisory contract occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on matters as the need arose. The Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning
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37

the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
For comparison, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
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Following such evaluation, and full deliberations, the Board concluded that the expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of, and the compliance-related resources provided to, the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Senior Officer's Evaluation. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its peers.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to
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the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity,) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels. It should not be viewed to determine the appropriateness of advisory fees because it
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would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
While the Senior Officer noted certain items for follow-up reporting to the Board and further consideration by management, he stated that his observations and information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Tax-Free Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N401
39006 (9/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.
Annual Shareholder Report
July 31, 2017
Share Class	Ticker
Wealth	TBIXX
Service	TBSXX

The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.
Federated Tax-Free Obligations Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2017, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	71.0%
Municipal Notes	16.1%
Commercial Paper	14.5%
Other Assets and Liabilities—Net[2]	(1.6)%
TOTAL	100.0%
At July 31, 2017, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	70.9%
8-30 Days	10.5%
31-90 Days	13.9%
91-180 Days	0.9%
181 Days or more	5.4%
Other Assets and Liabilities—Net[2]	(1.6)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Annual Shareholder Report
1

Portfolio of Investments
July 31, 2017
Principal Amount			Value
		SHORT-TERM MUNICIPALS—101.6%[1]
		Alabama—4.9%
$20,000,000		Columbia, AL IDB PCRB, (Series 2014-A) Daily VRDNs (Alabama Power Co.), 0.840%, 8/1/2017	$20,000,000
40,000,000		Columbia, AL IDB PCRB, (Series 2014-B) Daily VRDNs (Alabama Power Co.), 0.840%, 8/1/2017	40,000,000
4,500,000		Columbia, AL IDB PCRB, (Series C) Daily VRDNs (Alabama Power Co.), 0.860%, 8/1/2017	4,500,000
32,710,000		Mobile, AL IDB, (First Series 2009: Barry Plant) Daily VRDNs (Alabama Power Co.), 0.840%, 8/1/2017	32,710,000
24,810,000		West Jefferson, AL IDB PCRB, (Series 1998) Weekly VRDNs (Alabama Power Co.), 0.960%, 8/3/2017	24,810,000
		TOTAL	122,020,000
		Arizona—0.6%
2,500,000	[2,3]	Arizona School Facilities Board, Tender Option Bond Trust Receipts (2016-ZM0321) Weekly VRDNs (Assured Guaranty Corp. INS)/(Bank of America N.A. LIQ), 0.980%, 8/3/2017	2,500,000
11,225,000	[2,3]	Mesa, AZ Utility System, Solar Eclipse (2017-0026) Weekly VRDNs (U.S. Bank, N.A. LIQ), 0.870%, 8/3/2017	11,225,000
		TOTAL	13,725,000
		California—6.8%
52,000,000	[2,3]	California Health Facilities Financing Authority, Golden Blue (Series 2017-004) Weekly VRDNs (Dignity Health (Catholic Healthcare West))/(Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.900%, 8/3/2017	52,000,000
11,400,000		California Statewide Communities Development Authority, (Series 2004E), 0.96% CP (Kaiser Permanente), Mandatory Tender 10/18/2017	11,400,000
27,000,000		California Statewide Communities Development Authority, (Series 2004K), 0.93% CP (Kaiser Permanente), Mandatory Tender 10/12/2017	27,000,000
27,500,000		California Statewide Communities Development Authority, (Series 2008C), 0.91% CP (Kaiser Permanente), Mandatory Tender 8/10/2017	27,500,000
1,700,000		California Statewide Communities Development Authority, (Series 2009 C-1) Weekly VRDNs (Kaiser Permanente), 0.800%, 8/2/2017	1,700,000
10,000,000		California Statewide Communities Development Authority, (Series 2009B-4), 0.95% CP (Kaiser Permanente), Mandatory Tender 10/12/2017	10,000,000
Annual Shareholder Report
2

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1]
		California—continued
$40,000,000	[2,3]	Golden State Tobacco Securitization Corp., CA, Tender Option Bond Trust Certificates (2015-XF1038) Weekly VRDNs (California State)/(GTD by Deutsche Bank AG)/(Deutsche Bank AG LIQ), 0.880%, 8/3/2017	$40,000,000
		TOTAL	169,600,000
		Colorado—0.7%
9,985,000	[2,3]	Cherry Creek, CO School District No. 5, Solar Eclipse (Series 2017-003), 0.97% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 10/19/2017	9,985,000
6,720,000	[2]	Denver, CO City and County Board of Water Commissioners, Solar Eclipse (Series 2017-0032), 0.97% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 8/24/2017	6,720,000
		TOTAL	16,705,000
		Connecticut—2.6%
3,435,000		Connecticut State Health & Educational Facilities, (Series A) Weekly VRDNs (CIL Community Resources Inc.)/(HSBC Bank USA, N.A. LOC), 0.850%, 8/3/2017	3,435,000
355,000		Connecticut State HFA, (Series 2010) Weekly VRDNs (CIL Realty)/(HSBC Bank USA, N.A. LOC), 0.850%, 8/3/2017	355,000
30,000,000	[2,3]	Connecticut State, Golden Blue (Series 2017-014) VRENs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.000%, 8/3/2017	30,000,000
13,000,000		Enfield, CT, 2.00% BANs, 8/9/2017	13,002,960
10,400,000		Groton City, CT, 2.00% BANs, 10/4/2017	10,416,221
8,000,000		Windham, CT, 1.25% BANs, 10/12/2017	8,005,155
		TOTAL	65,214,336
		District of Columbia—1.2%
5,000,000	[2,3]	District of Columbia Water & Sewer Authority, Solar Eclipse (Series 2017-0015), 0.98% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 8/24/2017	5,000,000
4,020,000	[2,3]	District of Columbia, Solar Eclipse (Series 2017-0035), 0.97% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 8/31/2017	4,020,000
20,000,000		Metropolitan Washington, DC Airports Authority, (Series One), 0.90% CP (JPMorgan Chase Bank, N.A. LOC), Mandatory Tender 8/28/2017	20,000,000
		TOTAL	29,020,000
		Florida—9.9%
2,100,000		Alachua County, FL HFA, (Series 2008) Weekly VRDNs (Santa Fe Apartments II, Ltd.)/(FNMA LOC), 0.870%, 8/3/2017	2,100,000
3,000,000	[2,3]	Clearwater, FL Water and Sewer Authority, Solar Eclipse (Series 2017-0014), 0.97% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 8/31/2017	3,000,000
1,000,000		Coconut Creek, FL, (Series 2007) Weekly VRDNs (Junior Achievement of South Florida, Inc.)/(TD Bank, N.A. LOC), 0.870%, 8/3/2017	1,000,000
Annual Shareholder Report
3

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1]
		Florida—continued
$30,000,000		Collier County, FL Health Facilities Authority, (Series 2003C-1), 0.92% CP (Cleveland Clinic), Mandatory Tender 8/3/2017	$30,000,000
9,000,000		Dade County, FL IDA, (Series 1993) Daily VRDNs (Florida Power & Light Co.), 0.770%, 8/1/2017	9,000,000
5,000,000	[2,3]	Florida State Board of Education Public Education, Solar Eclipse Weekly VRDNs (Florida State)/(U.S. Bank, N.A. LIQ), 0.870%, 8/3/2017	5,000,000
7,530,000	[2,3]	Florida State Turnpike Authority, Solar Eclipse (Series 2017-0002) Weekly VRDNs (U.S. Bank, N.A. LIQ), 0.870%, 8/3/2017	7,530,000
8,000,000	[2,3]	Florida State, Solar Eclipse Weekly VRDNs (U.S. Bank, N.A. LIQ), 0.870%, 8/3/2017	8,000,000
1,100,000		JEA, FL Electric System, (Series Three 2008B-3) Weekly VRDNs (Royal Bank of Canada LIQ), 0.830%, 8/2/2017	1,100,000
8,460,000		Jacksonville, FL PCR, (Series 1994), 1.00% CP (Florida Power & Light Co.), Mandatory Tender 8/15/2017	8,460,000
35,600,000		Martin County, FL PCRB, (Series 2000) Daily VRDNs (Florida Power & Light Co.), 0.770%, 8/1/2017	35,600,000
13,995,000	[2,3]	Miami-Dade County, FL Water & Sewer, Tender Option Bond Trust Receipts (2015-ZF0268) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Toronto Dominion Bank LIQ), 0.970%, 8/3/2017	13,995,000
3,000,000	[2,3]	Miami-Dade County, FL, RBC (Series E-70), 1.02% TOBs (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC) 8/1/2017	3,000,000
1,150,000		North Broward Florida Hospital District, (Series 2007) Weekly VRDNs (Wells Fargo Bank, N.A. LOC), 0.820%, 8/3/2017	1,150,000
1,000,000	[2,3]	Orange County, FL School Board, Tender Option Bond Trust Certificates (2015-XF2013) Weekly VRDNs (Assured Guaranty Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.950%, 8/3/2017	1,000,000
20,000,000	[2,3]	Orlando & Orange County Expressway Authority, FL, RBC Muni Trust (Series E-62), 1.02% TOBs (Central Florida Expressway Authority)/(Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), Optional Tender 8/1/2017	20,000,000
11,480,000	[2,3]	Orlando, FL Contract Tourist Development, Tender Option Bond Trust Receipts (2015-XM0006) Weekly VRDNs (Orlando, FL)/(JPMorgan Chase Bank, N.A. LIQ), 0.920%, 8/3/2017	11,480,000
5,000,000	[2,3]	Palm Beach County, FL School Board, Eagles (Series 2017-0001) Weekly VRDNs (Citibank NA, New York LIQ), 0.860%, 8/3/2017	5,000,000
16,500,000		Polk County, FL IDA (Baycare Health System), (Series 2014A-2) VRENs, 1.120%, 8/3/2017	16,500,000
9,500,000		St. Lucie County, FL PCRB, (Series 2000) Daily VRDNs (Florida Power & Light Co.), 0.790%, 8/1/2017	9,500,000
14,000,000		Sunshine State Governmental Finance Commission, FL, Callable Tax-Exempt Notes (Series H), 0.96% CP (Orlando, FL)/(JPMorgan Chase Bank, N.A. LIQ), Mandatory Tender 9/7/2017	14,000,000
Annual Shareholder Report
4

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1]
		Florida—continued
$41,515,000		UCF Health Facilities Corp., FL, Capital Improvement Revenue Bonds (Series 2007) Weekly VRDNs (UCF Health Sciences Campus at Lake Nona)/(Fifth Third Bank, Cincinnati LOC), 0.930%, 8/4/2017	$41,515,000
		TOTAL	247,930,000
		Georgia—2.2%
55,010,000		Main Street Gas, Inc., GA, (Series 2010 A1), 0.92% TOBs (Royal Bank of Canada LOC), Optional Tender 8/1/2017	55,010,000
		Hawaii—0.7%
9,285,000		Hawaii State Department of Budget & Finance (Queen's Health Systems), (2015 Series B) VRENs, 1.270%, 8/3/2017	9,285,000
8,660,000	[2,3]	Hawaii State, Solar Eclipse (3a-7) Weekly VRDNs (U.S. Bank, N.A. LIQ), 0.870%, 8/3/2017	8,660,000
		TOTAL	17,945,000
		Illinois—0.1%
600,000		Chicago, IL MFH Revenue, (Series 2012) Weekly VRDNs (Churchview Manor Senior Apartments)/(BMO Harris Bank, N.A. LOC), 1.020%, 8/3/2017	600,000
2,000,000		Illinois Finance Authority, (Series 2009C) Weekly VRDNs (OSF Health Care Systems)/(Wells Fargo Bank, N.A. LOC), 0.820%, 8/2/2017	2,000,000
		TOTAL	2,600,000
		Indiana—0.4%
4,035,000		Jasper County, IN EDA, (Series 2010B) Weekly VRDNs (T & M LP)/(AgriBank FCB LOC), 0.970%, 8/3/2017	4,035,000
6,500,000		Jasper County, IN EDA, (Series 2010C) Weekly VRDNs (T & M LP)/(AgriBank FCB LOC), 0.970%, 8/3/2017	6,500,000
		TOTAL	10,535,000
		Louisiana—2.4%
50,000,000		Ascension Parish, LA IDB, (Series 2009) Weekly VRDNs (BASF Corp.)/(GTD by BASF SE), 0.930%, 8/2/2017	50,000,000
1,140,000		Louisiana Local Government Environmental Facilities CDA, (Series 2004) Weekly VRDNs (The Academy of the Sacred Heart of New Orleans)/(FHLB of Dallas LOC), 0.880%, 8/2/2017	1,140,000
9,500,000		Louisiana Public Facilities Authority, (Series 2006) Daily VRDNs (Air Products & Chemicals, Inc.), 0.740%, 8/1/2017	9,500,000
		TOTAL	60,640,000
		Maryland—2.5%
1,935,000		Howard County, MD Revenue Bonds, (Series 1995) Weekly VRDNs (Bluffs at Clarys Forest Apartments)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.870%, 8/1/2017	1,935,000
13,750,000		Maryland Community Development Administration—Residential Revenue, (Series 2007M) Weekly VRDNs (TD Bank, N.A. LIQ), 0.790%, 8/3/2017	13,750,000
Annual Shareholder Report
5

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1]
		Maryland—continued
$5,000,000	[2,3]	Maryland State Transportation Authority, Solar Eclipse, 0.97% TOBs (U.S. Bank, N.A. LIQ), Mandatory Tender 10/26/2017	$5,000,000
1,029,000		Montgomery County, MD Housing Opportunities Commission, (Series 1998 Issue I) Weekly VRDNs (Byron House, Inc. Facility)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.920%, 8/1/2017	1,029,000
20,000,000		Montgomery County, MD, (2010 Series B), 0.95% CP, Mandatory Tender 9/18/2017	20,000,000
15,000,000		Montgomery County, MD, (Series 2013MD), 0.95% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 9/1/2017	15,000,000
6,695,000	[2,3]	University System of Maryland, Solar Eclipse (Series 2017-0023), 0.97% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 9/14/2017	6,695,000
		TOTAL	63,409,000
		Massachusetts—2.0%
6,800,000	[2,3]	Commonwealth of Massachusetts, Clipper Tax-Exempt Certificates Trust (Series 2009-69), 1.02% TOBs (State Street Bank and Trust Co. LIQ) 9/7/2017	6,800,000
12,525,000		Massachusetts Bay Transportation Authority General Transportation System, (Series B), 0.90% CP (Sumitomo Mitsui Banking Corp. LIQ), Mandatory Tender 8/10/2017	12,525,000
7,000,000		Massachusetts Bay Transportation Authority General Transportation System, (Series B), 0.90% CP (Sumitomo Mitsui Banking Corp. LIQ), Mandatory Tender 8/17/2017	7,000,000
10,300,000	[2,3]	Massachusetts Bay Transportation Authority Sales Tax Revenue, Clipper Tax-Exempt Certificates Trust (Series 2009-47) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.860%, 8/3/2017	10,300,000
4,075,000		Massachusetts Development Finance Agency, (Series 2013) Weekly VRDNs (CIL Realty of Massachusetts)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.860%, 8/3/2017	4,075,000
2,500,000	[2,3]	Massachusetts School Building Authority, Eagles (Series 2014-0003) Weekly VRDNs (Citibank NA, New York LIQ), 0.850%, 8/3/2017	2,500,000
3,900,000	[2,3]	Massachusetts School Building Authority, Solar Eclipse (Series 2017-0013) Weekly VRDNs (U.S. Bank, N.A. LIQ), 0.870%, 8/3/2017	3,900,000
100,000		Massachusetts State Development Finance Agency, (Series 2006) Weekly VRDNs (Governor Dummer Academy)/(TD Bank, N.A. LOC), 0.830%, 8/2/2017	100,000
3,860,000		Massachusetts State Development Finance Agency, (Series 2006) Weekly VRDNs (Marine Biological Laboratory)/(PNC Bank, N.A. LOC), 0.820%, 8/3/2017	3,860,000
		TOTAL	51,060,000
Annual Shareholder Report
6

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1]
		Michigan—7.1%
$17,200,000		Detroit, MI Sewage Disposal System, Eagles (2017-0009) Weekly VRDNs (Great Lakes Water Authority Sewage Disposal System)/(Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.860%, 8/3/2017	$17,200,000
9,500,000		Detroit, MI Sewage Disposal System, Eagles (Series 2017-0010-CLA) Weekly VRDNs (Great Lakes Water Authority Sewage Disposal System)/(Berkshire Hathaway Assurance Corp. INS)/(Citibank NA, New York LIQ), 0.860%, 8/3/2017	9,500,000
63,300,000	[2,3]	Eastern Michigan University Board of Regents, Golden Blue (2017-012) Weekly VRDNs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.890%, 8/3/2017	63,300,000
1,380,000		Grand Valley State University Board of Trustees, MI, (Series 2008-B) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.800%, 8/3/2017	1,380,000
1,600,000		Green Lake Township, MI Daily VRDNs (Interlochen Center)/(BMO Harris Bank, N.A. LOC), 0.720%, 8/1/2017	1,600,000
1,350,000		Michigan Job Development Authority, (Series 1985) Weekly VRDNs (Andersons, Inc. (The))/(U.S. Bank, N.A. LOC), 0.930%, 8/2/2017	1,350,000
15,000,000		Michigan State Finance Authority Revenue, (Series 2013MI-1), 0.95% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 9/1/2017	15,000,000
385,000		Michigan State Finance Authority Revenue, Healthcare Equipment Loan (Series D) Weekly VRDNs (JPMorgan Chase Bank, N.A. LOC), 0.890%, 8/3/2017	385,000
3,130,000		Michigan State Strategic Fund, (Series 2003) Weekly VRDNs (Catholic Social Services of Lansing/St. Vincent Home, Inc.)/(Comerica Bank LOC), 0.920%, 8/3/2017	3,130,000
1,165,000		Michigan State Strategic Fund, (Series 2005) Weekly VRDNs (Detroit Public Television)/(Comerica Bank LOC), 0.940%, 8/3/2017	1,165,000
1,000,000		Michigan Strategic Fund, (Series 2007) Daily VRDNs (Air Products & Chemicals, Inc.), 0.740%, 8/1/2017	1,000,000
910,000		Michigan Strategic Fund, (Series 2008) Weekly VRDNs (Washtenaw Christian Academy)/(Fifth Third Bank, Cincinnati LOC), 0.930%, 8/4/2017	910,000
350,000		Michigan Strategic Fund, (Series 2010) Weekly VRDNs (CS Facilities LLC)/(MUFG Union Bank, N.A. LOC), 0.830%, 8/3/2017	350,000
400,000		Michigan Strategic Fund, (Series 2010) Weekly VRDNs (Kroger Co.)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.900%, 8/3/2017	400,000
955,000		St. Joseph, MI Hospital Finance Authority, (Series 2002) Weekly VRDNs (Lakeland Hospitals at Niles & St. Joseph Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.920%, 8/3/2017	955,000
26,600,000		St. Joseph, MI Hospital Finance Authority, (Series 2003) Weekly VRDNs (Lakeland Hospitals at Niles & St. Joseph Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.920%, 8/3/2017	26,600,000
Annual Shareholder Report
7

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1]
		Michigan—continued
$34,235,000		St. Joseph, MI Hospital Finance Authority, (Series 2006) Weekly VRDNs (Lakeland Hospitals at Niles & St. Joseph Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.920%, 8/3/2017	$34,235,000
		TOTAL	178,460,000
		Minnesota—0.9%
825,000		Andover, MN, (Series 2003) Weekly VRDNs (Presbyterian Homes of Andover, Inc.)/(FNMA LOC), 0.830%, 8/3/2017	825,000
1,170,000		Eagan, MN, (Series 2003) Weekly VRDNs (Aspenwoods of Eagan Apartments))/(FNMA LOC), 0.920%, 8/3/2017	1,170,000
6,375,000		East Grand Forks, MN Solid Waste Disposal, (Series 2009) Weekly VRDNs (American Crystal Sugar Co.)/(CoBank, ACB LOC), 0.840%, 8/3/2017	6,375,000
3,450,000	[2,3]	Minneapolis, MN Health Care System, (Series E-90) Weekly VRDNs (Fairview Health Services)/(Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.850%, 8/3/2017	3,450,000
760,000		Minneapolis, MN Weekly VRDNs (Symphony Place)/(FHLMC LOC), 0.840%, 8/3/2017	760,000
200,000		Minneapolis/St. Paul, MN Housing & Redevelopment Authority, (Series A) Daily VRDNs (Children's Health Care)/(Assured Guaranty Municipal Corp. INS)/(U.S. Bank, N.A. LIQ), 0.750%, 8/1/2017	200,000
2,100,000		Minnesota State HFA Weekly VRDNs (Royal Bank of Canada LIQ), 0.830%, 8/3/2017	2,100,000
175,000		Rochester, MN Health Care Facility Authority, (Series B) Weekly VRDNs (Mayo Clinic)/(Northern Trust Co., Chicago, IL LIQ), 0.790%, 8/2/2017	175,000
5,970,000	[2,3]	St. Cloud, MN ISD No. 742, Solar Eclipse (Series 2017-0009), 1.09% TOBs (U.S. Bank, N.A. LIQ) 8/24/2017	5,970,000
2,642,000		St. Louis Park, MN, (Series 2004) Weekly VRDNs (Parkshore Senior Campus, LLC)/(FHLMC LOC), 0.900%, 8/3/2017	2,642,000
		TOTAL	23,667,000
		Missouri—0.7%
1,830,000		Buchanan County, MO Solid Waste Disposal, (Series 2009A) Weekly VRDNs (Lifeline Foods LLC)/(Commerce Bank, N.A., Kansas City LOC), 0.880%, 8/3/2017	1,830,000
10,000,000		Buchanan County, MO Solid Waste Disposal, (Series 2009B) Weekly VRDNs (Lifeline Foods LLC)/(Commerce Bank, N.A., Kansas City LOC), 0.880%, 8/3/2017	10,000,000
4,995,000	[2,3]	Kansas City, MO Water Revenue, Solar Eclipse (Series 2017-0016), 0.98% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 8/24/2017	4,995,000
		TOTAL	16,825,000
Annual Shareholder Report
8

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1]
		Montana—0.3%
$7,000,000		Montana State Board Of Investments, Municipal Finance Consolidation Act Bonds (Series 2010), 1.20% TOBs, Mandatory Tender 3/1/2018	$7,000,000
		Multi-State—9.4%
121,400,000	[2,3]	Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund, (Series 2) Weekly VRDPs (JPMorgan Chase Bank, N.A. LIQ), 0.910%, 8/3/2017	121,400,000
45,000,000	[2,3]	Nuveen Enhanced AMT-Free Quality Municipal Income Fund, (Series 3) Weekly VRDPs (TD Bank, N.A. LIQ), 0.900%, 8/3/2017	45,000,000
69,000,000	[2,3]	Nuveen Enhanced AMT-Free Quality Municipal Income Fund, (Series 4) Weekly VRDPs (Barclays Bank PLC LIQ), 0.930%, 8/3/2017	69,000,000
		TOTAL	235,400,000
		Nevada—1.0%
5,000,000	[2,3]	Clark County, NV, Solar Eclipse (Series 2017-0025), 0.97% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 9/21/2017	5,000,000
12,500,000		Las Vegas Valley, NV Water District (Southern Nevada Water Authority), (Series 2004A), 0.93% CP (Sumitomo Mitsui Banking Corp. LOC), Mandatory Tender 9/12/2017	12,500,000
7,990,000	[2,3]	Nevada State Highway Revenue, Solar Eclipse (Series 2017-0018), 1.09% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 8/31/2017	7,990,000
		TOTAL	25,490,000
		New Jersey—2.5%
5,470,030		Absecon, NJ, 2.00% BANs, 8/2/2018	5,507,828
1,905,000		Burlington County, NJ Bridge Commission, (Series 2005A) Weekly VRDNs (Lutheran Home at Moorestown)/(Commerce Bank N.A., Cherry Hill, NJ LOC), 0.780%, 8/3/2017	1,905,000
3,600,000	[2,3]	Essex County, NJ, Clipper Tax-Exempt Certificates Trust (Series 2009-49) Weekly VRDNs (State Street Bank and Trust Co. LIQ), 0.870%, 8/3/2017	3,600,000
6,182,545		Glassboro Borough, NJ, 2.50% BANs, 1/10/2018	6,209,565
2,665,000		Kenilworth, NJ, 2.00% BANs, 12/8/2017	2,671,035
5,813,606		Manalapan Township, NJ, 2.25% BANs, 1/30/2018	5,846,234
8,370,000	[2,3]	New Jersey Housing & Mortgage Finance Agency, Tender Option Bond Trust Receipts (2016-ZF0346) Weekly VRDNs (Bank of America N.A. LIQ), 0.870%, 8/3/2017	8,370,000
11,360,000	[2,3]	New Jersey State Transportation Trust Fund Authority, Stage Trust (Series 2011-28C), 1.12% TOBs (New Jersey State)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 8/31/2017	11,360,000
7,324,176		Roselle, NJ, 2.50% BANs, 3/1/2018	7,374,128
4,462,395		Southampton Township, NJ, (2017 Series A), 2.50% BANs, 7/17/2018	4,510,924
3,000,000		Stafford Township, NJ Board of Education, 1.50% BANs, 9/29/2017	3,002,296
Annual Shareholder Report
9

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1]
		New Jersey—continued
$2,945,000		Winslow Township, NJ, (Series A), 2.50% BANs, 12/27/2017	$2,957,597
		TOTAL	63,314,607
		New York—11.7%
2,205,000		Albany, NY IDA, (Series 2004) Weekly VRDNs (Renaissance Corporation of Albany)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.870%, 8/3/2017	2,205,000
3,452,000		Baldwinsville, NY CSD, 2.25% BANs, 6/29/2018	3,481,439
16,050,000	[2,3]	Battery Park, NY City Authority, PUTTERs (Series 5012) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 0.800%, 8/1/2017	16,050,000
19,150,000		Candor, NY CSD, 2.25% BANs, 6/28/2018	19,338,770
13,800,000		Eden, NY CSD, 2.00% BANs, 6/8/2018	13,899,946
6,000,000		Geneva, NY City School District, 2.25% RANs, 6/26/2018	6,056,083
15,907,492		Lancaster, NY CSD, 2.50% BANs, 6/14/2018	16,098,699
21,190,000	[2,3]	MTA Transportation Revenue, Eagles (Series 2017-0004) Weekly VRDNs (Citibank NA, New York LIQ), 0.870%, 8/3/2017	21,190,000
3,500,000		Metropolitan Transportation Authority, NY, (Series 2015E-4) Weekly VRDNs (MTA Transportation Revenue)/(Bank of the West, San Francisco, CA LOC), 0.860%, 8/3/2017	3,500,000
34,770,000	[2,3]	Metropolitan Transportation Authority, NY, Tender Option Bond Trust Receipts (2016-ZF0500) Weekly VRDNs (MTA Transportation Revenue)/(Toronto Dominion Bank LIQ), 0.870%, 8/3/2017	34,770,000
6,000,000		New York City, NY Municipal Water Finance Authority, (Series 2001F-1) Daily VRDNs (Mizuho Bank Ltd. LIQ), 0.790%, 8/1/2017	6,000,000
24,935,000		New York City, NY Municipal Water Finance Authority, (Series 2014AA-8) Daily VRDNs (Mizuho Bank Ltd. LIQ), 0.790%, 8/1/2017	24,935,000
15,700,000		New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2009 Series BB-1) Daily VRDNs (Landesbank Hessen-Thuringen LIQ), 0.780%, 8/1/2017	15,700,000
2,700,000	[2,3]	New York City, NY Municipal Water Finance Authority, Tender Option Bond Trust Receipts (2016-ZF0265) Weekly VRDNs (Toronto Dominion Bank LIQ), 0.850%, 8/3/2017	2,700,000
8,750,000		New York City, NY Transitional Finance Authority, Fiscal 2014 (Subseries D-3) Daily VRDNs (Mizuho Bank Ltd. LIQ), 0.790%, 8/1/2017	8,750,000
6,055,000		New York City, NY, (Fiscal 2008 Subseries J-6) Daily VRDNs (Landesbank Hessen-Thuringen LOC), 0.800%, 8/1/2017	6,055,000
40,100,000		New York City, NY, (Fiscal 2012 Series G-3) Weekly VRDNs (Citibank NA, New York LOC), 0.780%, 8/3/2017	40,100,000
5,930,000		New York City, NY, (Subseries A-2) Daily VRDNs (Mizuho Bank Ltd. LOC), 0.790%, 8/1/2017	5,930,000
Annual Shareholder Report
10

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1]
		New York—continued
$15,700,000		New York City, NY, Fiscal 2013 (Subseries A-3) Daily VRDNs (Mizuho Bank Ltd. LOC), 0.790%, 8/1/2017	$15,700,000
6,000,000	[2,3]	New York State Dormitory Authority, Tender Option Bond Trust Receipts (2016-XF0529) Weekly VRDNs (New York State)/(Toronto Dominion Bank LIQ), 0.850%, 8/3/2017	6,000,000
7,500,000		New York State HFA, (Series 2009A: 505 West 37th Street Housing) Daily VRDNs (Midtown West B LLC)/(Landesbank Hessen-Thuringen LOC), 0.770%, 8/1/2017	7,500,000
9,200,000		Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2002F) Daily VRDNs (Landesbank Hessen-Thuringen LOC), 0.780%, 8/1/2017	9,200,000
6,422,000		Weedsport, NY CSD, 2.25% BANs, 7/13/2018	6,475,963
		TOTAL	291,635,900
		North Carolina—1.3%
7,175,000	[2,3]	Charlotte-Mecklenburg Hospital Authority, NC, Stage Trust (Series 2011-72C), 1.12% TOBs (Carolinas HealthCare System)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 8/31/2017	7,175,000
600,000	[2,3]	Charlotte-Mecklenburg Hospital Authority, NC, Tender Option Bond Trust Certificates (2016-XF2222) Weekly VRDNs (Carolinas HealthCare System)/(Citibank NA, New York LIQ), 0.850%, 8/3/2017	600,000
9,250,000	[2,3]	Forsyth County, NC, Solar Eclipse (Series 2017-0020) Weekly VRDNs (U.S. Bank, N.A. LIQ), 0.870%, 8/3/2017	9,250,000
650,000		New Hanover County, NC, (Series 2008A) Weekly VRDNs (New Hanover Regional Medical Center)/(PNC Bank, N.A. LOC), 0.840%, 8/2/2017	650,000
250,000		New Hanover County, NC, (Series 2008B) Weekly VRDNs (New Hanover Regional Medical Center)/(PNC Bank, N.A. LOC), 0.820%, 8/2/2017	250,000
750,000		North Carolina Capital Facilities Finance Agency, (Series 2005) Weekly VRDNs (Salem Academy and College)/(Branch Banking & Trust Co. LOC), 0.830%, 8/3/2017	750,000
11,015,000	[2,3]	North Carolina State Capital Improvement, Stage Trust (Series 2011-136C), 1.02% TOBs (North Carolina State)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 10/5/2017	11,015,000
1,000,000	[2,3]	North Carolina State, Tender Option Bond Trust Certificates (2015-XF2113) Weekly VRDNs (Citibank NA, New York LIQ), 0.850%, 8/3/2017	1,000,000
2,000,000		Person County, NC Industrial Facilities & PCFA, (Series 2010) Weekly VRDNs (Certainteed Gypsum, Inc.)/(Credit Industriel et Commercial LOC), 0.850%, 8/3/2017	2,000,000
		TOTAL	32,690,000
		North Dakota—0.4%
9,124,000		Grand Forks County, ND, (Series 2010) Weekly VRDNs (J.R. Simplot Co.)/(Cooperatieve Rabobank UA LOC), 0.910%, 8/2/2017	9,124,000
Annual Shareholder Report
11

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1]
		Ohio—1.7%
$7,000,000		Franklin County, OH Mortgage Revenue, (Series 2013OH), 0.95% TOBs (Trinity Healthcare Credit Group), Mandatory Tender 9/1/2017	$7,000,000
15,885,000	[2,3]	Middletown, OH, Golden Blue (Series 2017-003) Weekly VRDNs (Premier Health Partners Obligated Group)/(Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.970%, 8/3/2017	15,885,000
10,000,000	[2,3]	Ohio State Higher Educational Facility Commission (University Hospitals Health System, Inc.), Golden Blue (Series 2017-006) VRENs (University Hospitals Health System, Inc.)/(Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 1.000%, 8/3/2017	10,000,000
8,300,000		Ohio State Higher Educational Facility Commission, (Series 2008 B-6), 0.93% CP (Cleveland Clinic), Mandatory Tender 9/21/2017	8,300,000
		TOTAL	41,185,000
		Oklahoma—0.6%
14,400,000		Oklahoma Development Finance Authority (INTEGRIS Obligated Group), (Series 2015 B) VRENs, 1.170%, 8/3/2017	14,400,000
		Pennsylvania—7.7%
2,000,000	[2,3]	Allegheny County, PA HDA, PUTTERs (Series 2017-5015) Daily VRDNs (UPMC Health System)/(JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 0.800%, 8/1/2017	2,000,000
2,165,000	[2,3]	Allegheny County, PA Sanitation Authority, Tender Option Bond Trust Certificates (2016-XM0278) Weekly VRDNs (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.870%, 8/3/2017	2,165,000
3,500,000		Butler County, PA General Authority, (Series 2007) Weekly VRDNs (Hampton Township School District, PA)/(Assured Guaranty Municipal Corp. INS)/(Bank of New York Mellon LIQ), 0.830%, 8/3/2017	3,500,000
6,750,000		Butler County, PA General Authority, (Series 2011) Weekly VRDNs (Iroquois School District)/(Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.860%, 8/3/2017	6,750,000
1,000,000		Chester County, PA Intermediate Unit, (Series 2003) Weekly VRDNs (PNC Bank, N.A. LOC), 0.840%, 8/3/2017	1,000,000
500,000		Delaware County, PA Authority, (Series 2008) Weekly VRDNs (Eastern University)/(TD Bank, N.A. LOC), 0.820%, 8/3/2017	500,000
14,840,000		Emmaus, PA General Authority, (Series 1996) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Wells Fargo Bank, N.A. LIQ), 0.870%, 8/2/2017	14,840,000
300,000		Erie County, PA Hospital Authority, (Series 2010B) Weekly VRDNs (St. Vincent Health System)/(Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.870%, 8/3/2017	300,000
7,080,000	[2,3]	Franklin County, PA IDA, Stage Trust (Series 2010-01C), 1.12% TOBs (Chambersburg Hospital)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 8/17/2017	7,080,000
4,795,000	[2,3]	Geisinger Authority, PA Health System, Stage Trust (Series 2011-69C), 1.12% TOBs (Geisinger Health System)/(Wells Fargo Bank, N.A. LIQ), Optional Tender 8/17/2017	4,795,000
Annual Shareholder Report
12

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1]
		Pennsylvania—continued
$1,555,000		Haverford Twp, PA School District, (Series 2009) Weekly VRDNs (TD Bank, N.A. LOC), 0.840%, 8/3/2017	$1,555,000
900,000		Lower Merion, PA School District, (Series B of 2009) Weekly VRDNs (U.S. Bank, N.A. LOC), 0.800%, 8/3/2017	900,000
2,400,000		Pennsylvania HFA, (Series 2008-O) Weekly VRDNs (Foxwood Manor Apartments)/(GTD by FHLMC), 0.870%, 8/3/2017	2,400,000
99,630,000		Pittsburgh & Allegheny County, PA Sports & Exhibition Authority, (Series A of 2007) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.890%, 8/3/2017	99,630,000
35,025,000		Pittsburgh, PA Water & Sewer Authority, First Lien (Series D-2) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.860%, 8/3/2017	35,025,000
9,500,000	[2,3]	State Public School Building Authority, PA, Tender Option Bond Trust Certificates (2016-XG0085) Weekly VRDNs (Philadelphia, PA School District)/(Assured Guaranty Municipal Corp. INS)/(Credit Suisse AG LIQ), 0.940%, 8/3/2017	9,500,000
		TOTAL	191,940,000
		South Carolina—0.4%
10,000,000		Lexington, SC Waterworks & Sewer System, 2.50% BANs, 12/1/2017	10,047,931
		Tennessee—0.7%
16,880,000	[2,3]	Metropolitan Government Nashville & Davidson County, TN, Solar Eclipse (Series 2017-0011) Weekly VRDNs (U.S. Bank, N.A. LIQ), 0.870%, 8/3/2017	16,880,000
		Texas—8.6%
8,575,000	[2,3]	Austin, TX Electric Utility System, Solar Eclipse (Series 2017-0008), 0.98% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 8/17/2017	8,575,000
700,000		Bexar County, TX Housing Finance Corp., (Series 2005A) Weekly VRDNs (Summit Hills Apartments)/(FHLMC LOC), 0.910%, 8/3/2017	700,000
5,000,000		Garland, TX, Electric Utility System (Series 2014), 0.91% CP (Wells Fargo Bank, N.A. LOC), Mandatory Tender 8/14/2017	5,000,000
45,000,000		Harris County, TX Cultural Education Facilities Finance Corp., (Series 2009 C-2), 0.93% CP (Methodist Hospital, Harris County, TX), Mandatory Tender 8/9/2017	45,000,000
40,000,000		Harris County, TX Cultural Education Facilities Finance Corp., (Subseries 2009C-1), 0.93% CP (Methodist Hospital, Harris County, TX), Mandatory Tender 8/23/2017	40,000,000
4,440,000	[2,3]	North Texas Tollway Authority, Tender Option Bond Trust Certificates (2015-XF2037) Weekly VRDNs (Berkshire Hathaway Assurance Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.970%, 8/3/2017	4,440,000
25,000,000		Port of Port Arthur Navigation District of Jefferson County, TX, (Series 2010) Weekly VRDNs (TOTAL Petrochemicals USA, Inc.)/(GTD by Total S.A.), 0.880%, 8/2/2017	25,000,000
21,000,000		Port of Port Arthur Navigation District of Jefferson County, TX, Exempt Facilities Revenue Bonds (Series 2009) Weekly VRDNs (TOTAL Petrochemicals USA, Inc.)/(GTD by Total S.A.), 0.880%, 8/2/2017	21,000,000
Annual Shareholder Report
13

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1]
		Texas—continued
$9,460,000		San Antonio, TX Electric & Gas System, (2012 Series A), 0.93% CP, Mandatory Tender 8/1/2017	$9,460,000
25,000,000		San Antonio, TX Electric & Gas System, (2012 Series B), 0.94% CP (State Street Bank and Trust Co. and Wells Fargo Bank, N.A. LIQs), Mandatory Tender 10/11/2017	25,000,000
30,000,000		San Antonio, TX Electric & Gas System, (2012 Series B), 0.99% CP (State Street Bank and Trust Co. and Wells Fargo Bank, N.A. LIQs), Mandatory Tender 9/13/2017	30,000,000
		TOTAL	214,175,000
		Utah—4.9%
122,321,000	[2,3]	Riverton, UT Hospital Revenue Authority, Stage Trust (Series 2012-33C) Weekly VRDNs (IHC Health Services, Inc.)/(GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), 0.870%, 8/3/2017	122,321,000
		Virginia—3.6%
6,085,000		Fauquier County, VA IDA, (Series 2008) Weekly VRDNs (Wakefield School, Inc.)/(PNC Bank, N.A. LOC), 0.830%, 8/3/2017	6,085,000
650,000		Loudoun County, VA IDA, (Series 2003E) Weekly VRDNs (Howard Hughes Medical Institute), 0.880%, 8/2/2017	650,000
3,500,000		Newport News, VA IDA, (Series 2004) Weekly VRDNs (CNU Warwick LLC)/(Bank of America N.A. LOC), 0.890%, 8/3/2017	3,500,000
78,295,000	[2,3]	Suffolk, VA EDA, Eagles (Series 2017-0005) Weekly VRDNs (Sentara Health Systems Obligation Group)/(Citibank NA, New York LIQ), 0.860%, 8/3/2017	78,295,000
500,000	[2,3]	Virginia Small Business Financing Authority, Tender Option Bond Trust Receipts (2016-ZF0360) Weekly VRDNs (Sentara Health Systems Obligation Group)/(JPMorgan Chase Bank, N.A. LIQ), 0.840%, 8/3/2017	500,000
		TOTAL	89,030,000
		Washington—0.9%
7,855,000	[2,3]	Seattle, WA Drain & Wastewater, Solar Eclipse, 0.97% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 9/28/2017	7,855,000
4,000,000	[2,3]	Seattle, WA, Solar Eclipse Weekly VRDNs (U.S. Bank, N.A. LIQ), 0.870%, 8/3/2017	4,000,000
4,005,000		Washington State EDFA, (Series 2006K) Weekly VRDNs (Heirborne Investments LLC)/(MUFG Union Bank, N.A. LOC), 0.930%, 8/2/2017	4,005,000
1,500,000		Washington State EDFA, (Series 2009) Weekly VRDNs (CleanScapes, Inc.)/(Bank of America N.A. LOC), 1.000%, 8/2/2017	1,500,000
6,305,000		Washington State Health Care Facilities Authority, (Series 2007C) Weekly VRDNs (Multicare Health System)/(Barclays Bank PLC LOC), 0.820%, 8/2/2017	6,305,000
		TOTAL	23,665,000
Annual Shareholder Report
14

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[1]
		Wisconsin—0.2%
$5,000,000	[2,3]	Milwaukee County, WI Metropolitan Sewer District, Solar Eclipse 2017-0036, 0.97% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 9/7/2017	$5,000,000
		TOTAL INVESTMENTS—101.6% (AT AMORTIZED COST)[4]	2,537,663,774
		OTHER ASSETS AND LIABILITIES - NET—(1.6)%[5]	(39,203,138)
		TOTAL NET ASSETS—100%	$2,498,460,636
At July 31, 2017, the Fund held no securities that are subject to the federal alternative minimum tax (AMT) (unaudited).
1	Current rate and next reset date shown for Variable Rate Demand Instruments.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2017, these restricted securities amounted to $1,041,786,000, which represented 41.7% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At July 31, 2017, these liquid restricted securities amounted to $1,035,066,000, which represented 41.4% of total net assets.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2017.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund's assets as of July 31, 2017, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
Annual Shareholder Report
15

The following acronyms are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
CDA	—Community Development Authority
CP	—Commercial Paper
CSD	—Central School District
EDA	—Economic Development Authority
EDFA	—Economic Development Finance Authority
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
HDA	—Hospital Development Authority
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
INS	—Insured
ISD	—Independent School District
LIQ	—Liquidity Agreement
LLC	—Limited Liability Corporation
LOC	—Letter of Credit
LP	—Limited Partnership
MFH	—Multi-Family Housing
PCFA	—Pollution Control Finance Authority
PCRB	—Pollution Control Revenue Bond
PUTTERs	—Puttable Tax-Exempt Receipts
RANs	—Revenue Anticipation Notes
TOBs	—Tender Option Bonds
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRENs	—Variable Rate Extendible Notes
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
16

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.006	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.002	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.008	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.006)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.002)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.008)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.77%	0.11%	0.02%	0.01%	0.02%
Ratios to Average Net Assets:
Net expenses	0.21%	0.13%[3]	0.08%[3]	0.10%[3]	0.18%[3]
Net investment income	0.57%	0.08%	0.01%	0.01%	0.02%
Expense waiver/reimbursement[4]	0.09%	0.17%	0.21%	0.19%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,270,120	$4,088,135	$5,295,667	$5,272,724	$5,906,897
1	Represents less than $0.001.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios were 0.13%, 0.08%, 0.10% and 0.18% for the years ended July 31, 2016, 2015, 2014 and 2013, respectively, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
17

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.003	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.002	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.005	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.003)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.002)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.005)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.52%	0.03%	0.02%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.46%	0.20%[3]	0.08%[3]	0.10%[3]	0.18%[3]
Net investment income	0.31%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[4]	0.09%	0.34%	0.46%	0.44%	0.36%
Supplemental Data:
Net assets, end of period (000 omitted)	$228,340	$584,889	$1,179,326	$1,241,451	$1,339,613
1	Represents less than $0.001.
2	Based on net asset value.
3	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios were 0.20%, 0.08%, 0.10% and 0.18% for the years ended July 31, 2016, 2015, 2014 and 2013, respectively, after taking into account these expense reductions.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
18

Statement of Assets and Liabilities
July 31, 2017
Assets:
Total investment in securities, at amortized cost and fair value		$2,537,663,774
Cash		994,778
Income receivable		4,006,749
Receivable for shares sold		3,319,201
TOTAL ASSETS		2,545,984,502
Liabilities:
Payable for investments purchased	$45,607,828
Payable for shares redeemed	1,248,823
Income distribution payable	545,353
Payable to adviser (Note 5)	7,799
Payable for administrative fee (Note 5)	5,388
Payable for other service fees (Notes 2 and 5)	3,579
Accrued expenses (Note 5)	105,096
TOTAL LIABILITIES		47,523,866
Net assets for 2,498,057,969 shares outstanding		$2,498,460,636
Net Assets Consist of:
Paid-in capital		$2,498,038,486
Accumulated net realized gain on investments		422,820
Distributions in excess of net investment income		(670)
TOTAL NET ASSETS		$2,498,460,636
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Wealth Shares:
$2,270,120,250 ÷ 2,269,754,424 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$228,340,386 ÷ 228,303,545 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
19

Statement of Operations
Year Ended July 31, 2017
Investment Income:
Interest		$18,517,090
Expenses:
Investment adviser fee (Note 5)	$4,728,471
Administrative fee (Note 5)	1,854,898
Custodian fees	92,513
Transfer agent fee	24,375
Directors'/Trustees' fees (Note 5)	28,461
Auditing fees	22,364
Legal fees	45,015
Portfolio accounting fees	202,344
Other service fees (Notes 2 and 5)	709,717
Share registration costs	93,706
Printing and postage	28,269
Miscellaneous (Note 5)	73,079
TOTAL EXPENSES	7,903,212
Waiver of investment adviser fee (Note 5)	(2,112,754)
Net expenses		5,790,458
Net investment income		12,726,632
Net realized gain on investments		3,853,047
Change in net assets resulting from operations		$16,579,679
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
20

Statement of Changes in Net Assets
Year Ended July 31	2017	2016
Increase (Decrease) in Net Assets
Operations:
Net investment income	$12,726,632	$4,473,524
Net realized gain on investments	3,853,047	486,951
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	16,579,679	4,960,475
Distributions to Shareholders:
Distributions from net investment income
Wealth Shares	(11,861,618)	(4,354,762)
Service Shares	(865,777)	(119,090)
Distributions from net realized gain on investments
Wealth Shares	(3,281,396)	(983,372)
Service Shares	(635,725)	(189,379)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(16,644,516)	(5,646,603)
Share Transactions:
Proceeds from sale of shares	6,157,263,471	18,913,421,293
Net asset value of shares issued to shareholders in payment of distributions declared	6,863,622	825,185
Cost of shares redeemed	(8,338,625,903)	(20,715,529,098)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(2,174,498,810)	(1,801,282,620)
Change in net assets	(2,174,563,647)	(1,801,968,748)
Net Assets:
Beginning of period	4,673,024,283	6,474,993,031
End of period (including undistributed (distributions in excess of) net investment income of $(670) and $93, respectively)	$2,498,460,636	$4,673,024,283
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
21

Notes to Financial Statements
July 31, 2017
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 30 portfolios. The financial statements included herein are only those of Federated Tax-Free Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Wealth Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide dividend income exempt from federal regular income tax consistent with stability of principal. Interest income from the Fund's investments normally will not be subject to the AMT for individuals and corporations, and may be subject to state and local taxes.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund's weekly liquid assets were to fall below a designated threshold, if the Fund's Trustees determine such liquidity fees or redemption gates are in the best interests of the Fund.
Effective December 31, 2015, the Fund's Institutional Shares were re-designated as Wealth Shares.
On June 30, 2017, the Fund's Advisor Share class became effective with the Securities and Exchange Commission (SEC), but is not yet offered for sale.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
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The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Wealth Shares and Service Shares may bear other service fees unique to those classes. The detail of the total fund expense waiver of $2,112,754 is disclosed in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Wealth Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended July 31, 2017, other service fees for the Fund were as follows:
Other Service Fees Incurred
Service Shares	$709,717
For the year ended July 31, 2017, the Fund's Wealth Shares did not incur other service fees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2017, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest
Annual Shareholder Report
23

and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2017, tax years 2014 through 2017 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at July 31, 2017, is as follows:
Security	Acquisition Date	Cost	Market Value
Denver, CO City and County Board of Water Commissioners, Solar Eclipse (Series 2017-0032), 0.94% TOBs (U.S. Bank, N.A. LIQ), Optional Tender 8/24/2017	5/23/2017	$6,720,000	$6,720,000
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended July 31	2017		2016
Wealth Shares:	Shares	Amount	Shares	Amount
Shares sold	5,437,905,704	$5,437,905,704	16,339,974,079	$16,339,974,079
Shares issued to shareholders in payment of distributions declared	6,148,127	6,148,127	703,277	703,277
Shares redeemed	(7,262,025,338)	(7,262,025,338)	(17,547,670,430)	(17,547,670,430)
NET CHANGE RESULTING FROM WEALTH SHARE TRANSACTIONS	(1,817,971,507)	$(1,817,971,507)	(1,206,993,074)	$(1,206,993,074)

Year Ended July 31	2017		2016
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	719,357,767	$719,357,767	2,573,447,214	$2,573,447,214
Shares issued to shareholders in payment of distributions declared	715,495	715,495	121,908	121,908
Shares redeemed	(1,076,600,565)	(1,076,600,565)	(3,167,858,668)	(3,167,858,668)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(356,527,303)	$(356,527,303)	(594,289,546)	$(594,289,546)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(2,174,498,810)	$(2,174,498,810)	(1,801,282,620)	$(1,801,282,620)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2017 and 2016, was as follows:
	2017	2016
Tax-exempt income	$12,726,830	$4,461,933
Ordinary income[1]	$1,588,216	$313,825
Long-term capital gains	$2,329,470	$870,845
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of July 31, 2017, the components of distributable earnings on a tax-basis were as follows:
Distributions Payable	$(670)
Undistributed ordinary income[2]	$291,906
Undistributed long-term capital gains	$130,914
2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2017, the Adviser voluntarily waived $2,112,754 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2017, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Other Service Fees
For the year ended July 31, 2017, FSSC received $4,923 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Wealth Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.21% and 0.46% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2018; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
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Interfund Transactions
During the year ended July 31, 2017, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $2,918,500,000 and $2,189,739,000, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2017, there were no outstanding loans. During the year ended July 31, 2017, the program was not utilized.
7. REGULATORY UPDATES
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management does not believe these amendments will have a material impact on the financial statements and accompanying notes.
8. Subsequent event
Effective September 1, 2017, the breakpoints of Administrative Fees paid to FAS described above will change to:
Administrative Services Fee Rate	Average Daily Net Assets of the Investment Complex
0.100 of 1%	on assets up to $50 billion
0.075 of 1%	on assets over $50 billion
9. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended July 31, 2017, the amount of long-term capital gains designated by the Fund was $2,329,470.
For the year ended July 31, 2017, 99.9% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF the MONEY MARKET OBLIGATIONS TRUST AND THE SHAREHOLDERS of federated tax-free obligations fund:
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Tax-Free Obligations Fund (the “Fund”), a portfolio of the Money Market Obligations Trust, as of July 31, 2017, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2017 by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Tax-Free Obligations Fund as of July 31, 2017, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
September 25, 2017
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2017 to July 31, 2017.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2017	Ending Account Value 7/31/2017	Expenses Paid During Period[1]
Actual:
Wealth Shares	$1,000	$1,003.30	$1.04
Service Shares	$1,000	$1,002.00	$2.28
Hypothetical (assuming a 5% return before expenses):
Wealth Shares	$1,000	$1,023.80	$1.05
Service Shares	$1,000	$1,022.50	$2.31
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Wealth Shares	0.21%
Service Shares	0.46%
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2016, the Trust comprised 30 portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 124 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
IN MEMORIAM–JOHN F. DONAHUE
(Former Chairman and President, and Emeritus Director/Trustee, of the Federated Funds, and Founder, Former Chairman, President and Chief Executive Officer, and Chairman Emeritus, of Federated Investors, Inc.)
With profound sadness, Federated announces the passing of John F. (“Jack”) Donahue, who founded, along with Richard B. Fisher, Federated in 1955 and served as a leader and member of the Boards of Directors/Trustees of the Federated Funds and the Board of Directors of Federated Investors, Inc. Mr. Donahue was a family man of deep faith with exemplary character and fealty, who served his religion, family, community, and the Federated Funds and Federated, as well as their shareholders, officers and employees, with distinction. His integrity, intelligence, and keen sense of fiduciary duty, coupled with his faith, family and background as a West Point graduate and Strategic Air Command B-29 pilot, served as a foundation for his strong business acumen and leadership. Among his many achievements, Mr. Donahue's steadfast and innovative leadership of the Federated Funds and Federated, as well as within the investment management industry, led to the birth of money market funds in the 1970s and their growth as an innovative, efficient and effective cash management vehicle throughout the 1980s, 1990s, 2000s and beyond. Federated expresses deep gratitude to Mr. Donahue for his inspiring leadership, distinguished service and contributions as a husband, father, founder, Board member and officer, colleague and friend. He will be greatly missed.
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Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee, Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Director or Trustee of certain of the funds in the Federated Fund Family; Chief Financial Officer, Treasurer, Vice President and Assistant Secretary, Federated Investors, Inc.; Chairman and Trustee, Federated Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment Management Company; Director, MDTA LLC; Director, Executive Vice President and Assistant Secretary, Federated Securities Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and Director and President, FII Holdings, Inc.
Previous Positions: Director, Federated Investors, Inc.; Assistant Secretary, Federated Investment Management Company, Federated Global Investment Management Company and Passport Research, LTD; Treasurer, Passport Research, LTD; Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.
*	Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, Current Chair of the Compensation Committee, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO, The Collins Group, Inc. (a private equity firm). Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.; Director, Member of the Audit Committee and Technology Committee of Equifax, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Dean of the Duquesne University School of Law; Adjunct Professor of Law, Duquesne University School of Law; formerly, Interim Dean of the Duquesne University School of Law; Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CONSOL Energy Inc.
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as: Associate General Secretary, Diocese of Pittsburgh; a member of the Superior Court of Pennsylvania; and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also currently holds the positions on either a public or not for profit Board of Directors as follows: Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Director, Saint Vincent College; Member, Pennsylvania State Board of Education (public); and Director and Chair, Cardinal Wuerl North Catholic High School, Inc. Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director, Catholic High Schools of the Diocese of Pittsburgh, Inc.; and Director, Pennsylvania Bar Institute.
Peter E. Madden Birth Date: March 16, 1942 Trustee Indefinite Term Began serving: August 1991	Principal Occupation: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; Retired.
Other Directorships Held: None.
Qualifications: Mr. Madden has served in several business management, mutual fund services and directorship positions throughout his career. Mr. Madden previously served as President, Chief Operating Officer and Director, State Street Bank and Trust Company (custodian bank) and State Street Corporation (financial services). He was Director, VISA USA and VISA International and Chairman and Director, Massachusetts Bankers Association. Mr. Madden served as Director, Depository Trust Corporation and Director, The Boston Stock Exchange. Mr. Madden also served as a Representative to the Commonwealth of Massachusetts General Court.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CONSOL Energy Inc.
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CONSOL Energy Inc.; and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
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OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Officer since: May 2004 Portfolio Manager since: December 1989	Principal Occupations: Mary Jo Ochson has been the Fund's Portfolio Manager since December 1989. Ms. Ochson was named Chief Investment Officer of Federated's tax-exempt fixed-income products in 2004 and Chief Investment Officer of Federated's Tax-Free Money Markets in 2010. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.

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Evaluation and Approval of Advisory Contract–May 2017
Federated Tax-Free Obligations Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term at its May 2017 meetings. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in its decision. Using these judicial decisions as a guide, the Board has indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the Fund and of comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds); and (6) the extent of care, conscientiousness and independence with which the Fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the Board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. Consistent with the judicial decisions and SEC disclosure requirements, the
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Board also considered management fees charged to institutional and other clients of Federated Investment Management Company (the “Adviser”) and its advisory affiliates for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds. The Board was assisted in its deliberations by independent legal counsel. In addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the May meetings, at which the Board's formal approval of the investment advisory contract occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on matters as the need arose. The Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning
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the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
For comparison, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
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Following such evaluation, and full deliberations, the Board concluded that the expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of, and the compliance-related resources provided to, the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Senior Officer's Evaluation. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its peers.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to
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the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity,) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels. It should not be viewed to determine the appropriateness of advisory fees because it
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would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
While the Senior Officer noted certain items for follow-up reporting to the Board and further consideration by management, he stated that his observations and information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Notes
[PAGE INTENTIONALLY LEFT BLANK]

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund's liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Tax-Free Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N401
CUSIP 60934N880
Q450528 (9/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.
Annual Shareholder Report
July 31, 2017
Share Class	Ticker
Automated	TOAXX
Institutional	TOIXX
Service	TOSXX
Capital	TOCXX
Trust	TOTXX

Federated Treasury Obligations Fund

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2017, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Repurchase Agreements	61.5%
U.S. Treasury Securities	40.9%
Other Assets and Liabilities—Net[2]	(2.4)%
TOTAL	100.0%
At July 31, 2017, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	80.4%
8-30 Days	3.4%
31-90 Days	1.8%
91-180 Days	11.6%
181 Days or more	5.2%
Other Assets and Liabilities—Net[2]	(2.4)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Annual Shareholder Report
1

Portfolio of Investments
July 31, 2017
Principal Amount		Value
	REPURCHASE AGREEMENTS—61.5%
$475,000,000	Interest in $500,000,000 joint repurchase agreement 1.14%, dated 3/2/2017 under which BNP Paribas S.A. will repurchase securities provided as collateral for $501,066,667 on 12/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2047 and the market value of those underlying securities was $510,016,210.	$475,000,000
450,000,000	Interest in $475,000,000 joint repurchase agreement 1.03%, dated 6/8/2017 under which BNP Paribas S.A. will repurchase securities provided as collateral for $475,815,417 on 8/7/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2045 and the market value of those underlying securities was $485,248,627.	450,000,000
1,000,000,000	Interest in $2,050,000,000 joint repurchase agreement 1.04%, dated 7/31/2017 under which BNP Paribas S.A. will repurchase securities provided as collateral for $2,050,059,222 on 8/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2046 and the market value of those underlying securities was $2,091,060,453.	1,000,000,000
465,000,000	Interest in $490,000,000 joint repurchase agreement 1.08%, dated 7/28/2017 under which BNP Paribas S.A. will repurchase securities provided as collateral for $491,337,700 on 10/27/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2045 and the market value of those underlying securities was $499,859,998.	465,000,000
350,000,000	Interest in $375,000,000 joint repurchase agreement 1.12%, dated 7/7/2017 under which BNP Paribas S.A. will repurchase securities provided as collateral for $376,528,333 on 11/15/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2047 and the market value of those underlying securities was $382,797,517.	350,000,000
100,000,000	Repurchase agreement 1.03%, dated 7/31/2017 under which Bank of Montreal will repurchase securities provided as collateral for $100,002,861 on 8/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 1/15/2026 and the market value of those underlying securities was $102,003,005.	100,000,000
Annual Shareholder Report
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Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$100,000,000	Interest in $250,000,000 joint repurchase agreement 1.04%, dated 7/17/2017 under which Bank of Montreal will repurchase securities provided as collateral for $250,455,000 on 9/18/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2043 and the market value of those underlying securities was $255,110,562.	$100,000,000
100,000,000	Interest in $250,000,000 joint repurchase agreement 1.05%, dated 7/19/2017 under which Bank of Montreal will repurchase securities provided as collateral for $250,627,083 on 10/13/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2043 and the market value of those underlying securities was $255,096,722.	100,000,000
1,000,000,000	Interest in $1,500,000,000 joint repurchase agreement 1.03%, dated 7/31/2017 under which Bank of Nova Scotia will repurchase securities provided as collateral for $1,500,042,917 on 8/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2045 and the market value of those underlying securities was $1,530,043,805.	1,000,000,000
50,000,000	Repurchase agreement 1.03%, dated 7/31/2017 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $50,001,431 on 8/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities maturing on 4/30/2024 and the market value of those underlying securities was $51,001,519.	50,000,000
550,000,000	Repurchase agreement 1.03%, dated 7/31/2017 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $550,015,736 on 8/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2043 and the market value of those underlying securities was $561,016,115.	550,000,000
750,000,000	Repurchase agreement 1.03%, dated 7/31/2017 under which CIBC World Markets Corp. will repurchase securities provided as collateral for $750,021,458 on 8/1/2017. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2043 and the market value of those underlying securities was $765,064,444.	750,000,000
250,000,000	Repurchase agreement 1.04%, dated 7/31/2017 under which Citibank, N.A. will repurchase securities provided as collateral for $250,007,222 on 8/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2047 and the market value of those underlying securities was $255,007,407.	250,000,000
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Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$475,000,000	Interest in $500,000,000 joint repurchase agreement 1.03%, dated 7/27/2017 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $500,100,139 on 8/3/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2022 and the market value of those underlying securities was $510,072,990.	$475,000,000
450,000,000	Repurchase agreement 1.04%, dated 7/31/2017 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $450,013,000 on 8/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2027 and the market value of those underlying securities was $459,013,268.	450,000,000
250,000,000	Interest in $1,500,000,000 joint repurchase agreement 1.04%, dated 7/26/2017 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $1,500,303,333 on 8/2/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2047 and the market value of those underlying securities was $1,530,265,263.	250,000,000
475,000,000	Interest in $500,000,000 joint repurchase agreement 1.04%, dated 7/28/2017 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $500,101,111 on 8/4/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2045 and the market value of those underlying securities was $510,058,988.	475,000,000
500,000,000	Interest in $1,500,000,000 joint repurchase agreement 1.04%, dated 7/31/2017 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $1,500,043,333 on 8/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2042 and the market value of those underlying securities was $1,530,044,204.	500,000,000
225,000,000	Repurchase agreement 1.03%, dated 7/31/2017 under which Credit Suisse Securities (USA) LLC will repurchase securities provided as collateral for $225,006,438 on 8/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2027 and the market value of those underlying securities was $229,503,944.	225,000,000
1,000,000,000	Interest in $2,550,000,000 joint repurchase agreement 1.03%, dated 7/31/2017 under which Credit Suisse Securities (USA) LLC will repurchase securities provided as collateral for $2,550,072,958 on 8/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2046 and the market value of those underlying securities was $2,601,004,670.	1,000,000,000
Annual Shareholder Report
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Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$200,000,000	Repurchase agreement 1.07%, dated 7/31/2017 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $200,005,944 on 8/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2042 and the market value of those underlying securities was $204,006,068.	$200,000,000
2,000,000,000	Repurchase agreement 1.00%, dated 7/31/2017 under which Federal Reserve Bank of New York will repurchase securities provided as collateral for $2,000,055,556 on 8/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2043 and the market value of those underlying securities was $2,000,055,595.	2,000,000,000
250,000,000	Interest in $1,000,000,000 joint repurchase agreement 1.03%, dated 7/26/2017 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $1,001,001,389 on 8/30/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2047 and the market value of those underlying securities was $1,020,175,136.	250,000,000
200,000,000	Repurchase agreement 1.03%, dated 7/28/2017 under which HSBC Securities (USA), Inc. will repurchase securities provided as collateral for $200,040,056 on 8/4/2017. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities maturing on 4/15/2019 and the market value of those underlying securities was $204,019,190.	200,000,000
750,000,000	Repurchase agreement 1.02%, dated 7/31/2017 under which ING Financial Markets LLC will repurchase securities provided as collateral for $750,021,250 on 8/1/2017. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2047 and the market value of those underlying securities was $763,240,844.	750,000,000
1,500,000,000	Interest in $3,500,000,000 joint repurchase agreement 1.03%, dated 7/31/2017 under which ING Financial Markets LLC will repurchase securities provided as collateral for $3,500,100,139 on 8/1/2017. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2045 and the market value of those underlying securities was $3,555,845,040.	1,500,000,000
105,814,000	Repurchase agreement 1.04%, dated 7/31/2017 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $105,817,057 on 8/1/2017. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities maturing on 4/15/2019 and the market value of those underlying securities was $107,933,239.	105,814,000
Annual Shareholder Report
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Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$500,000,000	Repurchase agreement 1.04%, dated 7/31/2017 under which Merrill Lynch, Pierce, Fenner and Smith will repurchase securities provided as collateral for $500,014,444 on 8/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 3/31/2024 and the market value of those underlying securities was $510,014,749.	$500,000,000
550,000,000	Repurchase agreement 1.04%, dated 7/31/2017 under which Mizuho Securities USA, Inc. will repurchase securities provided as collateral for $550,015,889 on 8/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2046 and the market value of those underlying securities was $561,016,296.	550,000,000
500,000,000	Repurchase agreement 1.04%, dated 7/31/2017 under which Natixis Financial Products LLC will repurchase securities provided as collateral for $500,014,444 on 8/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2046 and the market value of those underlying securities was $510,014,810.	500,000,000
530,147,000	Repurchase agreement 1.07%, dated 7/31/2017 under which Prudential Insurance Co. of America will repurchase securities provided as collateral for $530,162,757 on 8/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2045 and the market value of those underlying securities was $539,816,765.	530,147,000
166,371,000	Repurchase agreement 1.07%, dated 7/31/2017 under which Prudential Legacy Insurance Co. of NJ will repurchase securities provided as collateral for $166,375,945 on 8/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2026 and the market value of those underlying securities was $169,445,690.	166,371,000
250,000,000	Interest in $500,000,000 joint repurchase agreement 1.03%, dated 7/21/2017 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $500,443,472 on 8/21/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2046 and the market value of those underlying securities was $510,160,521.	250,000,000
475,000,000	Interest in $500,000,000 joint repurchase agreement 1.05%, dated 7/5/2017 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $500,437,500 on 8/4/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2046 and the market value of those underlying securities was $510,401,662.	475,000,000
Annual Shareholder Report
6

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$750,000,000	Repurchase agreement 1.04%, dated 7/31/2017 under which RBS Securities, Inc. will repurchase securities provided as collateral for $750,021,667 on 8/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2041 and the market value of those underlying securities was $765,003,270.	$750,000,000
150,000,000	Interest in $200,000,000 joint repurchase agreement 1.03%, dated 7/26/2017 under which Societe Generale, New York will repurchase securities provided as collateral for $200,040,056 on 8/2/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2047 and the market value of those underlying securities was $204,035,049.	150,000,000
475,000,000	Interest in $500,000,000 joint repurchase agreement 1.04%, dated 7/17/2017 under which Societe Generale, New York will repurchase securities provided as collateral for $500,447,778 on 8/17/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 1/15/2025 and the market value of those underlying securities was $510,221,004.	475,000,000
200,000,000	Repurchase agreement 1.06%, dated 5/4/2017 under which Societe Generale, New York will repurchase securities provided as collateral for $200,041,222 on 8/10/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2042 and the market value of those underlying securities was $204,006,045.	200,000,000
100,000,000	Interest in $300,000,000 joint repurchase agreement 1.08%, dated 7/3/2017 under which Societe Generale, New York will repurchase securities provided as collateral for $300,576,000 on 9/5/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2043 and the market value of those underlying securities was $306,266,276.	100,000,000
1,223,000,000	Interest in $3,000,000,000 joint repurchase agreement 1.04%, dated 7/31/2017 under which Sumitomo Mitsui Banking Corp., will repurchase securities provided as collateral for $3,000,086,667 on 8/1/2017. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2026 and the market value of those underlying securities was $3,060,001,890.	1,223,000,000
275,000,000	Interest in $300,000,000 joint repurchase agreement 1.03%, dated 7/26/2017 under which TD Securities (USA), LLC will repurchase securities provided as collateral for $300,060,083 on 8/2/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2046 and the market value of those underlying securities was $306,052,583.	275,000,000
Annual Shareholder Report
7

Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$500,000,000		Repurchase agreement 1.04%, dated 7/31/2017 under which TD Securities (USA), LLC will repurchase securities provided as collateral for $500,014,444 on 8/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2038 and the market value of those underlying securities was $510,014,790.	$500,000,000
		TOTAL REPURCHASE AGREEMENTS	20,665,332,000
		U.S. TREASURIES—40.9%
95,000,000	[1]	United States Treasury Bills, 0.698%, 10/19/2017	94,854,591
170,000,000	[1]	United States Treasury Bills, 0.725%, 8/31/2017	169,897,292
1,100,000,000	[1]	United States Treasury Bills, 1.020%, 8/15/2017	1,099,563,667
6,345,990,000	[2]	United States Treasury Floating Rate Notes, 1.130% - 1.456%, 8/1/2017	6,346,463,379
2,124,200,000		United States Treasury Notes, 0.625% - 2.250%, 11/30/2017	2,130,804,628
150,000,000		United States Treasury Notes, 0.625%, 8/31/2017	149,995,217
185,000,000		United States Treasury Notes, 0.625%, 9/30/2017	184,962,081
1,345,000,000		United States Treasury Notes, 0.750% - 2.750%, 12/31/2017	1,349,900,365
283,000,000		United States Treasury Notes, 0.750%, 4/30/2018	281,997,708
620,500,000		United States Treasury Notes, 0.875% - 2.625%, 1/31/2018	624,874,778
424,800,000		United States Treasury Notes, 0.875% - 4.250%, 11/15/2017	427,182,552
50,000,000		United States Treasury Notes, 0.875%, 8/15/2017	50,003,634
330,500,000		United States Treasury Notes, 2.375%, 5/31/2018	333,508,589
289,000,000		United States Treasury Notes, 3.500%, 2/15/2018	293,009,379
200,000,000		United States Treasury Notes, 3.875%, 5/15/2018	204,093,334
		TOTAL U.S. TREASURIES	13,741,111,194
		TOTAL INVESTMENTS—102.4% (AT AMORTIZED COST)[3]	34,406,443,194
		OTHER ASSETS AND LIABILITIES - NET—(2.4)%[4]	(791,687,414)
		TOTAL NET ASSETS—100%	$33,614,755,780
1	Discount rate at time of purchase.
2	Floating rate notes with current rate and next reset date shown.
3	Also represents cost for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2017.
Annual Shareholder Report
8

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund's assets as of July 31, 2017, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
9

Financial Highlights–Automated Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,			Period Ended 7/31/2014[1]
	2017	2016	2015
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.002	0.000[2]	0.000[2]	0.000[2]
Net realized gain on investments	0.000[2]	0.000[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.002	0.000[2]	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.002)	(0.000)[2]	(0.000)[2]	(0.000)[2]
Distributions from net realized gain on investments	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
TOTAL DISTRIBUTIONS	(0.002)	(0.000)[2]	(0.000)[2]	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.17%	0.01%	0.01%	0.00%[4]
Ratios to Average Net Assets:
Net expenses	0.46%	0.28%	0.07%	0.06%[5]
Net investment income	0.16%	0.01%	0.01%	0.03%[5]
Expense waiver/reimbursement[6]	0.15%	0.36%	0.56%	0.62%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$1,435,990	$2,196,515	$1,762,114	$1,259,398
1	Reflects operations for the period from June 12, 2014 (date of initial investment) to July 31, 2014.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Represents less than 0.01%.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
10

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.004	0.001	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.004	0.001	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.004)	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.004)	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.44%	0.11%	0.01%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.20%	0.18%	0.07%	0.06%	0.14%
Net investment income	0.43%	0.11%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[3]	0.08%	0.11%	0.21%	0.22%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$24,203,284	$23,141,953	$22,161,341	$17,466,664	$18,310,173
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
11

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.002	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.002	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.002)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.002)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.21%	0.01%	0.01%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.43%	0.27%	0.07%	0.06%	0.14%
Net investment income	0.22%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[3]	0.10%	0.27%	0.46%	0.47%	0.40%
Supplemental Data:
Net assets, end of period (000 omitted)	$5,208,323	$3,864,431	$3,749,474	$4,053,950	$4,382,656
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
12

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.003	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	0.000[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.003	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.003)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.003)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.34%	0.05%	0.01%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.30%	0.24%	0.07%	0.06%	0.14%
Net investment income	0.35%	0.05%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[3]	0.08%	0.15%	0.31%	0.32%	0.25%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,857,588	$802,172	$798,750	$581,661	$634,334
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
13

Financial Highlights–Trust Shares
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.001	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Net realized gain on investments	(0.000)[1]	0.000[1]	0.000[1]	0.000[1]	0.000[1]
TOTAL FROM INVESTMENT OPERATIONS	0.001	0.000[1]	0.000[1]	0.000[1]	0.000[1]
Less Distributions:
Distributions from net investment income	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Distributions from net realized gain on investments	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
TOTAL DISTRIBUTIONS	(0.001)	(0.000)[1]	(0.000)[1]	(0.000)[1]	(0.000)[1]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[2]	0.08%	0.01%	0.01%	0.01%	0.01%
Ratios to Average Net Assets:
Net expenses	0.57%	0.27%	0.07%	0.06%	0.14%
Net investment income	0.09%	0.01%	0.01%	0.01%	0.01%
Expense waiver/reimbursement[3]	0.22%	0.51%	0.71%	0.72%	0.65%
Supplemental Data:
Net assets, end of period (000 omitted)	$909,570	$642,129	$630,384	$436,361	$560,816
1	Represents less than $0.001.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
14

Statement of Assets and Liabilities
July 31, 2017
Assets:
Investment in repurchase agreements	$20,665,332,000
Investment in securities	13,741,111,194
Total investment in securities, at amortized cost and fair value		$34,406,443,194
Cash		200,509,329
Income receivable		23,799,048
Receivable for investments sold		94,798,600
Receivable for shares sold		12,421,609
TOTAL ASSETS		34,737,971,780
Liabilities:
Payable for investments purchased	1,099,563,667
Payable for shares redeemed	6,969,314
Income distribution payable	13,806,783
Payable to adviser (Note 5)	105,601
Payable for administrative fees (Note 5)	72,540
Payable for distribution services fee (Note 5)	192,511
Payable for other service fees (Notes 2 and 5)	1,991,213
Accrued expenses (Note 5)	514,371
TOTAL LIABILITIES		1,123,216,000
Net assets for 33,614,500,804 shares outstanding		$33,614,755,780
Net Assets Consist of:
Paid-in capital		$33,614,661,906
Accumulated net realized gain on investments		91,692
Undistributed net investment income		2,182
TOTAL NET ASSETS		$33,614,755,780
Annual Shareholder Report
15

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Automated Shares:
$1,435,990,378 ÷ 1,435,979,486 shares outstanding, no par value, unlimited shares authorized	$1.00
Institutional Shares:
$24,203,284,474 ÷ 24,203,100,870 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$5,208,322,759 ÷ 5,208,283,264 shares outstanding, no par value, unlimited shares authorized	$1.00
Capital Shares:
$1,857,588,136 ÷ 1,857,574,040 shares outstanding, no par value, unlimited shares authorized	$1.00
Trust Shares:
$909,570,033 ÷ 909,563,144 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
16

Statement of Operations
Year Ended July 31, 2017
Investment Income:
Interest			$209,865,586
Expenses:
Investment adviser fee (Note 5)		$65,524,030
Administrative fee (Note 5)		25,704,768
Custodian fees		1,080,454
Transfer agent fee (Note 2)		1,614,894
Directors'/Trustees' fees (Note 5)		262,003
Auditing fees		23,430
Legal fees		10,689
Portfolio accounting fees		244,573
Distribution services fee (Note 5)		2,011,391
Other service fees (Notes 2 and 5)		18,555,433
Share registration costs		431,576
Printing and postage		219,075
Miscellaneous (Note 5)		239,141
TOTAL EXPENSES		115,921,457
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 5)	$(26,941,573)
Waivers/reimbursements of other operating expenses (Notes 2 and 5)	(2,922,501)
TOTAL WAIVERS AND REIMBURSEMENTS		(29,864,074)
Net expenses			86,057,383
Net investment income			123,808,203
Net realized gain on investments			294,233
Change in net assets resulting from operations			$124,102,436
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
17

Statement of Changes in Net Assets
Year Ended July 31	2017	2016
Increase (Decrease) in Net Assets
Operations:
Net investment income	$123,808,203	$22,496,941
Net realized gain on investments	294,233	420,281
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	124,102,436	22,917,222
Distributions to Shareholders:
Distributions from net investment income
Automated Shares	(2,323,147)	(196,947)
Institutional Shares	(104,544,369)	(21,501,880)
Service Shares	(9,898,548)	(375,337)
Capital Shares	(6,372,706)	(369,151)
Trust Shares	(693,330)	(66,195)
Distributions from net realized gain on investments
Automated Shares	(26,193)	(23,607)
Institutional Shares	(375,123)	(261,099)
Service Shares	(67,831)	(52,586)
Capital Shares	(21,381)	(10,185)
Trust Shares	(10,882)	(8,457)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(124,333,510)	(22,865,444)
Share Transactions:
Proceeds from sale of shares	181,466,656,551	136,100,140,791
Proceeds from shares issued in connection with the tax-free transfer of assets from Hungtington U.S. Treasury Money Market Fund	—	702,519,649
Net asset value of shares issued to shareholders in payment of distributions declared	47,646,707	7,455,786
Cost of shares redeemed	(178,546,516,362)	(135,265,031,943)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	2,967,786,896	1,545,084,283
Change in net assets	2,967,555,822	1,545,136,061
Net Assets:
Beginning of period	30,647,199,958	29,102,063,897
End of period (including undistributed net investment income of $2,182 and $26,079, respectively)	$33,614,755,780	$30,647,199,958
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
18

Notes to Financial Statements
July 31, 2017
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 30 portfolios. The financial statements included herein are only those of Federated Treasury Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Automated Shares, Institutional Shares, Service Shares, Capital Shares and Trust Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with stability of principal.
The Fund operates as a government money market fund. As a government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully; (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); and (3) has elected not to be subject to the liquidity fees and gates requirement at this time as permitted by Rule 2a-7 under the Act.
On December 4, 2015, the Fund acquired all of the net assets of Huntington U.S. Treasury Money Market Fund (the “Acquired Fund”), an open-end investment company in a tax-free reorganization in exchange for shares of the Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders on December 2, 2015. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from Acquired Fund was carried forward to align ongoing reporting of the Fund's realized gains and losses with amounts distributable to shareholders for tax purposes.
For every one share of the Acquired Fund A Shares exchanged, a shareholder received one share of the Fund's Service Shares.
For every one share of the Acquired Fund Institutional Shares exchanged, a shareholder received one share of the Fund's Institutional Shares.
The Fund received net assets from the Acquired Fund as the result of the tax-free reorganization as follows:
Shares of the Fund Issued	Acquired Fund Net Assets Received	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
702,519,649	$702,486,255	$26,404,953,361	$27,107,439,616
Annual Shareholder Report
19

Assuming the acquisition had been completed on August 1, 2015, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the year ended July 31, 2016, were as follows:
Net investment income*	$22,496,941
Net realized gain on investments	$420,281
Net increase in net assets resulting from operations	$22,917,222
*	Net investment income includes $30,982 of pro forma additional expenses.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that has been included in the Fund's Statement of Changes in Net Assets for the year ended July 31, 2016.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
The Fund's Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a Valuation Committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
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Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Amortization/accretion of premium and discount is included in investment income. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Automated Shares, Institutional Shares, Service Shares,
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Capital Shares and Trust Shares may bear distribution services fees, other service fees and transfer agent fees unique to those classes. The detail of the total fund expense waivers and reimbursements of $29,864,074 is disclosed in various locations in this Note 2 and Note 5. For the year ended July 31, 2017, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Automated Shares	$1,298,078	$—
Institutional Shares	243,987	—
Service Shares	46,325	(165)
Capital Shares	18,344	—
Trust Shares	8,160	—
TOTAL	$1,614,894	$(165)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Automated Shares, Institutional Shares, Service Shares, Capital Shares and Trust Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. A financial intermediary affiliated with management of Federated Investors, Inc. received $10,153 of other service fees for the year ended July 31, 2017. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2017, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Automated Shares	$3,323,411	$(78,598)	$(839,500)
Service Shares	$11,428,084	$(135,562)	$(781,882)
Capital Shares	$1,792,547	$—	$—
Trust Shares	$2,011,391	$(9,878)	$(921,798)
TOTAL	$18,555,433	$(224,038)	$(2,543,180)
For the year ended July 31, 2017, the Fund's Institutional Shares did not incur other service fees; however, they may begin to incur this fee upon approval of the Trustees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2017, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest
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and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2017, tax years 2014 through 2017 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended July 31	2017		2016
Automated Shares:	Shares	Amount	Shares	Amount
Shares sold	3,088,400,747	$3,088,400,747	2,018,332,009	$2,018,343,395
Shares issued to shareholders in payment of distributions declared	2,243,468	2,243,468	213,956	213,956
Shares redeemed	(3,851,144,901)	(3,851,144,901)	(1,584,165,217)	(1,584,165,217)
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANSACTIONS	(760,500,686)	$(760,500,686)	434,380,748	$434,392,134

Year Ended July 31	2017		2016
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	152,234,814,431	$152,234,814,432	116,414,948,227	$116,414,968,921
Shares issued in connection with the tax-free transfer of assets from Huntington U.S. Treasury Money Market Fund	—	—	639,522,681	639,522,681
Shares issued to shareholders in payment of distributions declared	37,043,444	37,043,444	7,083,354	7,083,354
Shares redeemed	(151,210,343,478)	(151,210,343,479)	(116,080,993,706)	(116,080,993,706)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	1,061,514,397	$1,061,514,397	980,560,556	$980,581,250
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Year Ended July 31	2017		2016
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	17,720,891,676	$17,720,891,675	14,324,627,301	$14,324,629,956
Shares issued in connection with the tax-free transfer of assets from Huntington U.S. Treasury Money Market Fund	—	—	62,996,968	62,996,968
Shares issued to shareholders in payment of distributions declared	4,090,559	4,090,559	80,702	80,702
Shares redeemed	(16,381,068,483)	(16,381,068,483)	(14,272,759,117)	(14,272,759,117)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	1,343,913,752	$1,343,913,751	114,945,854	$114,948,509

Year Ended July 31	2017		2016
Capital Shares:	Shares	Amount	Shares	Amount
Shares sold	6,116,083,260	$6,116,083,260	1,962,620,471	$1,962,583,639
Shares issued to shareholders in payment of distributions declared	4,169,050	4,169,050	58,309	58,309
Shares redeemed	(5,064,837,372)	(5,064,837,372)	(1,959,222,357)	(1,959,222,357)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANSACTIONS	1,055,414,938	$1,055,414,938	3,456,423	$3,419,591

Year Ended July 31	2017		2016
Trust Shares:	Shares	Amount	Shares	Amount
Shares sold	2,306,466,436	$2,306,466,437	1,379,612,783	$1,379,614,880
Shares issued to shareholders in payment of distributions declared	100,186	100,186	19,465	19,465
Shares redeemed	(2,039,122,127)	(2,039,122,127)	(1,367,891,546)	(1,367,891,546)
NET CHANGE RESULTING FROM TRUST SHARE TRANSACTIONS	267,444,495	$267,444,496	11,740,702	$11,742,799
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	2,967,786,896	$2,967,786,896	1,545,084,283	$1,545,084,283
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4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2017 and 2016, was as follows:
	2017	2016
Ordinary income[1]	$124,325,954	$22,865,444
Long-term capital gains	$7,556	$—
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of July 31, 2017, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income[2]	$91,246
Undistributed long-term capital gains	$2,628
2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the year ended July 31, 2017, the Adviser voluntarily waived $26,941,573 of its fee and voluntarily reimbursed $165 of transfer agent fees.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2017, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
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Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Trust Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.25% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2017, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Trust Shares	$2,011,391	$(155,118)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
Other Service Fees
For the year ended July 31, 2017, FSSC received $6,841 and reimbursed $224,038 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Automated Shares, Institutional Shares, Service Shares, Capital Shares and Trust Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.55%, 0.20%, 0.45%, 0.30% and 0.70% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2018; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended July 31, 2017, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $1,137,797,286 and $837,372,318, respectively.
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General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2017, there were no outstanding loans. During the year ended July 31, 2017, the program was not utilized.
7. REGULATORY UPDATES
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management does not believe these amendments will have a material impact on the financial statements and accompanying notes.
8. Subsequent event
Effective September 1, 2017, the breakpoints of Administrative Fees paid to FAS described above will change to:
Administrative Services Fee Rate	Average Daily Net Assets of the Investment Complex
0.100 of 1%	on assets up to $50 billion
0.075 of 1%	on assets over $50 billion
9. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended July 31, 2017, 100.00% of dividends paid by the Fund are interest related dividends, as provided by the American Jobs Creation Act of 2004.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF the MONEY MARKET OBLIGATIONS TRUST AND THE SHAREHOLDERS OF federated treasury obligations fund:
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Treasury Obligations Fund (the “Fund”), a portfolio of the Money Market Obligations Trust, as of July 31, 2017, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2017 by correspondence with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Treasury Obligations Fund as of July 31, 2017, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
September 25, 2017
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2017 to July 31, 2017.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2017	Ending Account Value 7/31/2017	Expenses Paid During Period[1]
Actual:
Automated Shares	$1,000	$1,001.60	$2.53
Institutional Shares	$1,000	$1,003.10	$0.99
Service Shares	$1,000	$1,001.90	$2.23
Capital Shares	$1,000	$1,002.60	$1.49
Trust Shares	$1,000	$1,000.80	$3.37
Hypothetical (assuming a 5% return before expenses):
Automated Shares	$1,000	$1,022.30	$2.56
Institutional Shares	$1,000	$1,023.80	$1.00
Service Shares	$1,000	$1,022.60	$2.26
Capital Shares	$1,000	$1,023.30	$1.51
Trust Shares	$1,000	$1,021.40	$3.41
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Automated Shares	0.46%
Institutional Shares	0.20%
Service Shares	0.43%
Capital Shares	0.30%
Trust Shares	0.57%
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2016, the Trust comprised 30 portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 124 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
IN MEMORIAM–JOHN F. DONAHUE
(Former Chairman and President, and Emeritus Director/Trustee, of the Federated Funds, and Founder, Former Chairman, President and Chief Executive Officer, and Chairman Emeritus, of Federated Investors, Inc.)
With profound sadness, Federated announces the passing of John F. (“Jack”) Donahue, who founded, along with Richard B. Fisher, Federated in 1955 and served as a leader and member of the Boards of Directors/Trustees of the Federated Funds and the Board of Directors of Federated Investors, Inc. Mr. Donahue was a family man of deep faith with exemplary character and fealty, who served his religion, family, community, and the Federated Funds and Federated, as well as their shareholders, officers and employees, with distinction. His integrity, intelligence, and keen sense of fiduciary duty, coupled with his faith, family and background as a West Point graduate and Strategic Air Command B-29 pilot, served as a foundation for his strong business acumen and leadership. Among his many achievements, Mr. Donahue's steadfast and innovative leadership of the Federated Funds and Federated, as well as within the investment management industry, led to the birth of money market funds in the 1970s and their growth as an innovative, efficient and effective cash management vehicle throughout the 1980s, 1990s, 2000s and beyond. Federated expresses deep gratitude to Mr. Donahue for his inspiring leadership, distinguished service and contributions as a husband, father, founder, Board member and officer, colleague and friend. He will be greatly missed.
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Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee, Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Director or Trustee of certain of the funds in the Federated Fund Family; Chief Financial Officer, Treasurer, Vice President and Assistant Secretary, Federated Investors, Inc.; Chairman and Trustee, Federated Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment Management Company; Director, MDTA LLC; Director, Executive Vice President and Assistant Secretary, Federated Securities Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and Director and President, FII Holdings, Inc.
Previous Positions: Director, Federated Investors, Inc.; Assistant Secretary, Federated Investment Management Company, Federated Global Investment Management Company and Passport Research, LTD; Treasurer, Passport Research, LTD; Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.
*	Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, Current Chair of the Compensation Committee, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO, The Collins Group, Inc. (a private equity firm). Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.; Director, Member of the Audit Committee and Technology Committee of Equifax, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Dean of the Duquesne University School of Law; Adjunct Professor of Law, Duquesne University School of Law; formerly, Interim Dean of the Duquesne University School of Law; Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CONSOL Energy Inc.
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as: Associate General Secretary, Diocese of Pittsburgh; a member of the Superior Court of Pennsylvania; and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also currently holds the positions on either a public or not for profit Board of Directors as follows: Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Director, Saint Vincent College; Member, Pennsylvania State Board of Education (public); and Director and Chair, Cardinal Wuerl North Catholic High School, Inc. Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director, Catholic High Schools of the Diocese of Pittsburgh, Inc.; and Director, Pennsylvania Bar Institute.
Peter E. Madden Birth Date: March 16, 1942 Trustee Indefinite Term Began serving: August 1991	Principal Occupation: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; Retired.
Other Directorships Held: None.
Qualifications: Mr. Madden has served in several business management, mutual fund services and directorship positions throughout his career. Mr. Madden previously served as President, Chief Operating Officer and Director, State Street Bank and Trust Company (custodian bank) and State Street Corporation (financial services). He was Director, VISA USA and VISA International and Chairman and Director, Massachusetts Bankers Association. Mr. Madden served as Director, Depository Trust Corporation and Director, The Boston Stock Exchange. Mr. Madden also served as a Representative to the Commonwealth of Massachusetts General Court.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: October 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CONSOL Energy Inc.
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CONSOL Energy Inc.; and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
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OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: May 2004 Portfolio Manager since: January 1994	Principal Occupations: Deborah A. Cunningham has been the Fund's Portfolio Manager since January 1994. Ms. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.

Annual Shareholder Report
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Evaluation and Approval of Advisory Contract–May 2017
Federated Treasury Obligations Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term at its May 2017 meetings. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in its decision. Using these judicial decisions as a guide, the Board has indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the Fund and of comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds); and (6) the extent of care, conscientiousness and independence with which the Fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the Board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. Consistent with the judicial decisions and SEC disclosure requirements, the
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Board also considered management fees charged to institutional and other clients of Federated Investment Management Company (the “Adviser”) and its advisory affiliates for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds. The Board was assisted in its deliberations by independent legal counsel. In addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the May meetings, at which the Board's formal approval of the investment advisory contract occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on matters as the need arose. The Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning
Annual Shareholder Report
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the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk
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associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of, and the compliance-related resources provided to, the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance fell below the median of the relevant peer group for the one-year period covered by the Senior Officer's Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its peers.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
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The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity,) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the
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year, and in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels. It should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
While the Senior Officer noted certain items for follow-up reporting to the Board and further consideration by management, he stated that his observations and information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Treasury Obligations Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919726
CUSIP 60934N500
CUSIP 60934N872
CUSIP 60934N823
CUSIP 60934N120
Q450531 (9/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.
Annual Shareholder Report
July 31, 2017
Share Class	Ticker
Institutional	TTOXX
Cash II	TTIXX
Cash Series	TCSXX

Federated Trust for U.S. Treasury Obligations

A Portfolio of Money Market Obligations Trust

Not FDIC Insured
May Lose Value
No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At July 31, 2017, the Fund's portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Repurchase Agreements	58.7%
U.S. Treasury Securities	46.8%
Other Assets and Liabilities—Net[2]	(5.5)%
TOTAL	100.0%
At July 31, 2017, the Fund's effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	78.3%
8 to 30 Days	5.9%
31 to 90 Days	3.4%
91 to 180 Days	13.3%
181 Days or more	4.6%
Other Assets and Liabilities—Net[2]	(5.5)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Annual Shareholder Report
1

Portfolio of Investments
July 31, 2017
Principal Amount		Value
	REPURCHASE AGREEMENTS—58.7%
$25,000,000	Interest in $500,000,000 joint repurchase agreement 1.14%, dated 7/31/2017 under which BNP Paribas S.A. will repurchase securities provided as collateral for $501,900,000 on 11/28/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2047 and the market value of those underlying securities was $510,016,210.	$25,000,000
25,000,000	Interest in $475,000,000 joint repurchase agreement 1.03%, dated 6/8/2017 under which BNP Paribas S.A. will repurchase securities provided as collateral for $475,815,417 on 8/7/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2045 and the market value of those underlying securities was $485,248,627.	25,000,000
200,000,000	Interest in $2,050,000,000 joint repurchase agreement 1.04%, dated 7/31/2017 under which BNP Paribas S.A. will repurchase securities provided as collateral for $2,050,059,222 on 8/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2046 and the market value of those underlying securities was $2,091,060,453.	200,000,000
25,000,000	Interest in $490,000,000 joint repurchase agreement 1.08%, dated 7/28/2017 under which BNP Paribas S.A. will repurchase securities provided as collateral for $491,337,700 on 10/27/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2045 and the market value of those underlying securities was $499,859,998.	25,000,000
25,000,000	Interest in $375,000,000 joint repurchase agreement 1.12%, dated 7/7/2017 under which BNP Paribas S.A. will repurchase securities provided as collateral for $376,528,333 on 11/15/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2047 and the market value of those underlying securities was $382,797,517.	25,000,000
200,000,000	Interest in $1,500,000,000 joint repurchase agreement 1.03%, dated 7/31/2017 under which Bank of Nova Scotia will repurchase securities provided as collateral for $1,500,042,917 on 8/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 8/15/2045 and the market value of those underlying securities was $1,530,043,805.	200,000,000
Annual Shareholder Report
2

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$25,000,000	Interest in $500,000,000 joint repurchase agreement 1.03%, dated 7/27/2017 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $500,100,139 on 8/3/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2022 and the market value of those underlying securities was $510,072,990.	$25,000,000
25,000,000	Interest in $500,000,000 joint repurchase agreement 1.04%, dated 7/28/2017 under which Credit Agricole CIB New York will repurchase securities provided as collateral for $500,101,111 on 8/4/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2045 and the market value of those underlying securities was $510,058,988.	25,000,000
200,000,000	Interest in $2,550,000,000 joint repurchase agreement 1.03%, dated 7/31/2017 under which Credit Suisse Securities (USA) LLC will repurchase securities provided as collateral for $2,550,072,958 on 8/1/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2046 and the market value of those underlying securities was $2,601,004,670.	200,000,000
25,000,000	Interest in $500,000,000 joint repurchase agreement 1.05%, dated 7/5/2017 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $500,437,500 on 8/4/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2046 and the market value of those underlying securities was $510,401,662.	25,000,000
50,000,000	Interest in $200,000,000 joint repurchase agreement 1.03%, dated 7/26/2017 under which Societe Generale, New York will repurchase securities provided as collateral for $200,040,056 on 8/2/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2047 and the market value of those underlying securities was $204,035,049.	50,000,000
25,000,000	Interest in $500,000,000 joint repurchase agreement 1.04%, dated 7/17/2017 under which Societe Generale, New York will repurchase securities provided as collateral for $500,447,778 on 8/17/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 1/15/2025 and the market value of those underlying securities was $510,221,004.	25,000,000
124,000,000	Interest in $3,000,000,000 joint repurchase agreement 1.04%, dated 7/31/2017 under which Sumitomo Mitsui Banking Corp. will repurchase securities provided as collateral for $3,000,086,667 on 8/1/2017. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities with various maturities to 5/15/2026 and the market value of those underlying securities was $3,060,001,890.	124,000,000
Annual Shareholder Report
3

Principal Amount			Value
		REPURCHASE AGREEMENTS—continued
$25,000,000		Interest in $300,000,000 joint repurchase agreement 1.03%, dated 7/26/2017 under which TD Securities (USA), LLC will repurchase securities provided as collateral for $300,060,083 on 8/2/2017. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Treasury securities with various maturities to 11/15/2046 and the market value of those underlying securities was $306,052,583.	$25,000,000
		TOTAL REPURCHASE AGREEMENTS	999,000,000
		U.S. TREASURY—46.8%
5,000,000	[1]	United States Treasury Bills, 0.698%, 10/19/2017	4,992,347
10,000,000	[1]	United States Treasury Bills, 0.725%, 8/31/2017	9,993,958
100,000,000	[1]	United States Treasury Bills, 1.020%, 8/15/2017	99,960,333
333,210,000	[2]	United States Treasury Floating Rate Notes, 1.130%—1.456%, 8/1/2017	333,230,690
111,300,000		United States Treasury Notes, 0.625%—2.250%, 11/30/2017	111,653,464
19,000,000		United States Treasury Notes, 0.625%, 9/30/2017	18,992,705
79,500,000		United States Treasury Notes, 0.750%—2.750%, 12/31/2017	79,752,022
7,000,000		United States Treasury Notes, 0.750%, 4/30/2018	6,975,208
37,200,000		United States Treasury Notes, 0.875%—2.625%, 1/31/2018	37,488,511
23,200,000		United States Treasury Notes, 0.875%—4.250%, 11/15/2017	23,373,821
25,000,000		United States Treasury Notes, 1.875%, 8/31/2017	25,024,841
11,000,000		United States Treasury Notes, 1.875%, 10/31/2017	11,028,829
10,000,000		United States Treasury Notes, 2.375%, 5/31/2018	10,091,018
23,000,000		United States Treasury Notes, 3.500%, 2/15/2018	23,319,086
		TOTAL U.S. TREASURY	795,876,833
		TOTAL INVESTMENTS—105.5% (AT AMORTIZED COST)[3]	1,794,876,833
		OTHER ASSETS AND LIABILITIES - NET—(5.5)%[4]	(94,273,629)
		TOTAL NET ASSETS—100%	$1,700,603,204
1	Discount rate(s) at time of purchase.
2	Floating rate notes with current rate(s) and next reset date(s) shown.
3	Also represents cost of investments for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2017.
Annual Shareholder Report
4

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund's assets as of July 31, 2017, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
5

Financial Highlights–Institutional Shares1
(For a Share Outstanding Throughout Each Period)
Year Ended July 31	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.004	0.001	—	—	—
Net realized gain on investments	0.000[2]	0.000[2]	0.000[2]	0.000[2]	—
TOTAL FROM INVESTMENT OPERATIONS	0.004	0.001	0.000[2]	0.000[2]	—
Less Distributions:
Distributions from net investment income	(0.004)	(0.001)	—	—	—
Distributions from net realized gain on investments	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.000)[2]
TOTAL DISTRIBUTIONS	(0.004)	(0.001)	(0.000)[2]	(0.000)[2]	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.44%	0.11%	0.00%[4]	0.00%[4]	0.00%[4]
Ratios to Average Net Assets:
Net expenses	0.20%	0.18%	0.08%	0.07%	0.14%
Net investment income	0.47%	0.12%	0.00%	0.00%	0.00%
Expense waiver/reimbursement[5]	0.13%	0.17%	0.53%	0.52%	0.43%
Supplemental Data:
Net assets, end of period (000 omitted)	$288,652	$167,690	$115,211	$204,903	$174,791
1	On June 2, 2015, the Fund's shares were re-designated as Institutional Shares.
2	Represents less than $0.001.
3	Based on net asset value.
4	Represents less than 0.01%.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
6

Financial Highlights–Cash II Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,		Period Ended July 31, 2015[1]
	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[2]	0.003	—
Net realized gain (loss) on investments	0.000[2]	(0.003)	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.000)[2]	(0.000)[2]	—
Distributions from net realized gain on investments	(0.000)[2]	(0.000)[2]	—
TOTAL DISTRIBUTIONS	(0.000)[2]	(0.000)[2]	—
Net Asset Value, End of Period	$1.00	$1.00	$1.00
Total Return[3]	0.02%	0.00%[4]	0.00%[4]
Ratios to Average Net Assets:
Net expenses	0.62%	0.38%	0.13%[5]
Net investment income	0.02%	0.00%[4]	0.00%[5]
Expense waiver/reimbursement[6]	0.41%	0.65%	1.10%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$751,234	$617,216	$584
1	Reflects operations for the period from June 2, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value.
4	Represents less than 0.01%.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
7

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,		Period Ended July 31, 2015[1]
	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.000[2]	0.000[2]	—
Net realized gain on investments	0.000[2]	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.000[2]	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.000)[2]	(0.000)[2]	—
Distributions from net realized gain on investments	(0.000)[2]	(0.000)[2]	—
TOTAL DISTRIBUTIONS	(0.000)[2]	(0.000)[2]	—
Net Asset Value, End of Period	$1.00	$1.00	$1.00
Total Return[3]	0.00%[4]	0.00%[4]	0.00%[4]
Ratios to Average Net Assets:
Net expenses	0.64%	0.32%	0.13%[5]
Net investment income	0.00%[4]	0.00%[4]	0.00%[5]
Expense waiver/reimbursement[6]	0.64%	0.97%	1.36%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$660,717	$666,074	$154,125
1	Reflects operations for the period from June 2, 2015 (date of initial investment) to July 31, 2015.
2	Represents less than $0.001.
3	Based on net asset value.
4	Represents less than 0.01%.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
8

Statement of Assets and Liabilities
July 31, 2017
Assets:
Investment in repurchase agreements	$999,000,000
Investment in securities	795,876,833
Total investment in securities, at amortized cost and fair value		$1,794,876,833
Cash		409,166
Income receivable		1,527,116
Receivable for investments sold		4,989,400
Receivable for shares sold		9,515
TOTAL ASSETS		1,801,812,030
Liabilities:
Payable for investments purchased	$99,960,333
Payable for shares redeemed	1,377
Income distribution payable	158,410
Payable to adviser (Note 5)	2,649
Payable for administrative fees (Note 5)	3,671
Payable for distribution services fee (Note 5)	514,494
Payable for other service fees (Note 2)	298,485
Accrued expenses (Note 5)	269,407
TOTAL LIABILITIES		101,208,826
Net assets for 1,700,601,135 shares outstanding		$1,700,603,204
Net Assets Consist of:
Paid-in capital		$1,700,601,164
Accumulated net realized gain on investments		4,048
Distributions in excess of net investment income		(2,008)
TOTAL NET ASSETS		$1,700,603,204
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$288,652,168 ÷ 288,651,818 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash II Shares:
$751,234,271 ÷ 751,233,357 shares outstanding, no par value, unlimited shares authorized		$1.00
Cash Series Shares:
$660,716,765 ÷ 660,715,960 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
9

Statement of Operations
Year Ended July 31, 2017
Investment Income:
Interest			$11,627,827
Expenses:
Investment adviser fee (Note 5)		$3,610,932
Administrative fee (Note 5)		1,416,585
Custodian fees		64,432
Transfer agent fee (Note 2)		1,673,258
Directors'/Trustees' fees (Note 5)		14,028
Auditing fees		20,600
Legal fees		9,732
Portfolio accounting fees		203,823
Distribution services fee (Note 5)		7,189,190
Other service fees (Note 2)		3,824,643
Share registration costs		326,654
Printing and postage		127,123
Miscellaneous (Note 5)		51,564
TOTAL EXPENSES		18,532,564
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 5)	$(2,283,449)
Waivers/reimbursements of other operating expenses (Notes 2 and 5)	(6,073,517)
TOTAL WAIVERS AND REIMBURSEMENTS		(8,356,966)
Net expenses			10,175,598
Net investment income			1,452,229
Net realized gain on investments			8,485
Change in net assets resulting from operations			$1,460,714
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
10

Statement of Changes in Net Assets
Year Ended July 31,	2017	2016
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,452,229	$161,523
Net realized gain on investments	8,485	7,745
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,460,714	169,268
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(1,305,772)	(160,902)
Cash II Shares	(143,066)	(0)[1]
Cash Series Shares	(6,020)	(0)[1]
Distributions from net realized gain on investments
Institutional Shares	(1,290)	(804)
Cash II Shares	(5,109)	(4)
Cash Series Shares	(4,919)	(1,564)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,466,176)	(163,274)
Share Transactions:
Proceeds from sale of shares	4,534,707,661	3,196,517,996
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated Treasury Cash Series	—	678,053,289
Net asset value of shares issued to shareholders in payment of distributions declared	460,998	38,100
Cost of shares redeemed	(4,285,540,139)	(2,693,555,127)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	249,628,520	1,181,054,258
Change in net assets	249,623,058	1,181,060,252
Net Assets:
Beginning of period	1,450,980,146	269,919,894
End of period (including undistributed (distributions in excess of) net investment income of $(2,008) and $621, respectively)	$1,700,603,204	$1,450,980,146
1	Represents less than $1.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
11

Notes to Financial Statements
July 31, 2017
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 30 portfolios. The financial statements included herein are only those of Federated Trust for U.S. Treasury Obligations (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Cash II Shares and Cash Series Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide stability of principal and current income consistent with stability of principal.
The Fund operates as a government money market fund. As a government money market fund, the Fund: (1) invests at least 99.5% of its total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully; (2) generally continues to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); and (3) has elected not to be subject to the liquidity fees and gates requirement at this time as permitted by Rule 2a-7 under the Act.
On December 11, 2015, the Fund acquired all of the net assets of Federated Treasury Cash Series (the “Acquired Fund”), an open-end investment company in a tax-free reorganization in exchange for shares of the Fund, pursuant to a plan of reorganization approved by the Acquired Fund's Board of Directors. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Fund's realized gains and losses with amounts distributable to shareholders for tax purposes.
For every one share of the Acquired Fund exchanged, a shareholder received one share of the Fund's Cash II Shares.
The Fund received net assets from the Acquired Fund as the result of the tax-free reorganization as follow:
Shares of the Fund Issued	Acquired Fund Net Assets Received	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
678,053,277	$678,053,289	$780,200,131	$1,458,253,420
Annual Shareholder Report
12

Assuming the acquisition had been completed on August 1, 2015, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the year ended July 31, 2016, are as follows:
Net investment income*	$161,523
Net realized gain on investments	$9,482
Net increase in net assets resulting from operations	$171,005
*	Due to the expense waivers/reimbursements in effect under current market conditions, there would have been no impact to net investment income and net expenses.
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that has been included in the Fund's Statement of Changes in Net Assets for the year ended July 31, 2016.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
The Fund's Board of Trustees (the “Trustees”) have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a Valuation Committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Annual Shareholder Report
13

Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares, Cash II Shares and
Annual Shareholder Report
14

Cash Series Shares may bear distribution services fees, other service fees and transfer agent fees unique to those classes. The detail of the total fund expense waivers and reimbursements of $8,356,966 is disclosed in various locations in this Note 2 and Note 5. For the year ended July 31, 2017, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Institutional Shares	$21,393	$(18)
Cash II Shares	841,712	(29,750)
Cash Series Shares	810,153	(51,475)
TOTAL	$1,673,258	$(81,243)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Institutional Shares, Cash II Shares and Cash Series Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the year ended July 31, 2017, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Cash II Shares	$1,990,611	$—	$(1,430,448)
Cash Series Shares	$1,834,032	$(5,638)	$(1,569,850)
TOTAL	$3,824,643	$(5,638)	$(3,000,298)
For the year ended July 31, 2017, the Fund's Institutional Shares did not incur other service fees; however, they may begin to incur this fee upon approval of the Trustees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2017, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2017, tax years 2014 through 2017 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
Annual Shareholder Report
15

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 7/31/2017		Year Ended 7/31/2016
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,505,222,096	$1,505,222,096	720,120,601	$720,120,710
Shares issued to shareholders in payment of distributions declared	303,196	303,196	36,536	36,536
Shares redeemed	(1,384,562,243)	(1,384,562,243)	(667,678,927)	(667,678,927)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	120,963,049	$120,963,049	52,478,210	$52,478,319

	Year Ended 7/31/2017		Year Ended 7/31/2016
Cash II Shares:	Shares	Amount	Shares	Amount
Shares sold	1,112,494,332	$1,112,494,332	467,112,790	$467,112,769
Shares issued in connection with the tax-free transfer of assets from Federated Treasury Cash Series	—	—	678,053,277	678,053,289
Shares issued to shareholders in payment of distributions declared	146,916	146,916	4	4
Shares redeemed	(978,620,760)	(978,620,760)	(528,537,009)	(528,537,009)
NET CHANGE RESULTING FROM CLASS II SHARE TRANSACTIONS	134,020,488	$134,020,488	616,629,062	$616,629,053
Annual Shareholder Report
16

	Year Ended 7/31/2017		Year Ended 7/31/2016
Cash Series Shares:	Shares	Amount	Shares	Amount
Shares sold	1,916,991,233	$1,916,991,233	2,009,284,606	$2,009,284,517
Shares issued to shareholders in payment of distributions declared	10,886	10,886	1,560	1,560
Shares redeemed	(1,922,357,136)	(1,922,357,136)	(1,497,339,191)	(1,497,339,191)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANSACTIONS	(5,355,017)	$(5,355,017)	511,946,975	$511,946,886
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	249,628,520	$249,628,520	1,181,054,247	$1,181,054,258
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2017 and 2016, was as follows:
	2017	2016
Ordinary income[1]	$1,465,814	$163,274
Long-term capital gains	$362	$—
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of July 31, 2017, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income[2]	$1,858
Undistributed long-term capital gains	$182
2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund's average daily net assets. Under the investment advisory contract, which is subject to annual review by the Trustees, the Adviser will reimburse the amount, limited to the amount of the advisory fee, by which the Fund's Institutional Shares aggregate annual operating expenses, including the investment advisory fee, but excluding interest, taxes, brokerage commissions, expenses of registering and qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes and extraordinary expenses, exceed 0.45% of the Fund's Institutional Shares average daily net assets. To comply with the 0.45% limitation imposed under the investment advisory contract, the Adviser may waive its advisory fee and/or reimburse its advisory fee or other Fund expenses, affiliates of the Adviser may waive, reimburse or reduce amounts otherwise included in the aggregate annual operating expenses of the Fund, or there may be a combination of waivers, reimbursements and/or reductions by the Adviser and its affiliates. The amount that the Adviser waives/reimburses under the investment advisory contract will be reduced to the
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extent that affiliates of the Adviser waive, reimburse or reduce amounts that would otherwise be included in the aggregate annual operating expenses of the Fund. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2017, the Adviser voluntarily waived $2,283,449 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2017, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Cash II Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Cash II Shares	0.35%
Cash Series Shares	0.60%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2017, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Cash II Shares	$2,786,856	$(786,967)
Cash Series Shares	4,402,334	(2,199,371)
TOTAL	$7,189,190	$(2,986,338)
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When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2017, FSC did not retain any fees paid by the Fund.
Expense Limitation
In addition to the contractual fee waiver described under “Investment Adviser Fee” above with regard to the Fund's Institutional Shares, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares, Cash II Shares and Cash Series Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.20%, 0.90% and 1.05% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2018; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2017, there were no outstanding loans. During the year ended July 31, 2017, the program was not utilized.
7. REGULATORY UPDATES
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management does not believe these amendments will have a material impact on the financial statements and accompanying notes.
8. Subsequent event
Effective September 1, 2017, the breakpoints of Administrative Fees paid to FAS described above will change to:
Administrative Services Fee Rate	Average Daily Net Assets of the Investment Complex
0.100 of 1%	on assets up to $50 billion
0.075 of 1%	on assets over $50 billion
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF trustees OF Money Market Obligations trust AND SHAREHOLDERS OF Federated Trust for u.s. treasury obligations:
We have audited the accompanying statement of assets and liabilities of Federated Trust for U.S. Treasury Obligations (the “Fund”) (one of the portfolios constituting Money Market Obligations Trust), including the portfolio of investments, as of July 31, 2017, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2017, by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Trust for U.S. Treasury Obligations, a portfolio of Money Market Obligations Trust, at July 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
September 25, 2017
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2017 to July 31, 2017.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2017	Ending Account Value 7/31/2017	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,003.10	$0.99
Cash II Shares	$1,000	$1,000.20	$3.92[2]
Cash Series Shares	$1,000	$1,000.00	$4.12[3]
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,023.80	$1.00
Cash II Shares	$1,000	$1,020.90	$3.96[2]
Cash Series Shares	$1,000	$1,020.70	$4.16[3]
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.20%
Cash II Shares	0.79%
Cash Series Shares	0.83%
2	Actual and Hypothetical expenses paid during the period utilizing the Fund's Cash II Shares current Fee Limit of 0.90% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $4.46 and $4.51, respectively.
3	Actual and Hypothetical expenses paid during the period utilizing the Fund's Cash Series Shares current Fee Limit of 1.05% (as reflected in the Notes to Financial Statements, Note 5 under Expense Limitation), multiplied by the average account value over the period, multiplied by 181/365 (to reflect expenses paid as if they had been in effect throughout the most recent one-half-year period) would be $5.21 and $5.26, respectively.
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2016, the Trust comprised 30 portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 124 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
IN MEMORIAM–JOHN F. DONAHUE
(Former Chairman and President, and Emeritus Director/Trustee, of the Federated Funds, and Founder, Former Chairman, President and Chief Executive Officer, and Chairman Emeritus, of Federated Investors, Inc.)
With profound sadness, Federated announces the passing of John F. (“Jack”) Donahue, who founded, along with Richard B. Fisher, Federated in 1955 and served as a leader and member of the Boards of Directors/Trustees of the Federated Funds and the Board of Directors of Federated Investors, Inc. Mr. Donahue was a family man of deep faith with exemplary character and fealty, who served his religion, family, community, and the Federated Funds and Federated, as well as their shareholders, officers and employees, with distinction. His integrity, intelligence, and keen sense of fiduciary duty, coupled with his faith, family and background as a West Point graduate and Strategic Air Command B-29 pilot, served as a foundation for his strong business acumen and leadership. Among his many achievements, Mr. Donahue's steadfast and innovative leadership of the Federated Funds and Federated, as well as within the investment management industry, led to the birth of money market funds in the 1970s and their growth as an innovative, efficient and effective cash management vehicle throughout the 1980s, 1990s, 2000s and beyond. Federated expresses deep gratitude to Mr. Donahue for his inspiring leadership, distinguished service and contributions as a husband, father, founder, Board member and officer, colleague and friend. He will be greatly missed.
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Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee, Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Director or Trustee of certain of the funds in the Federated Fund Family; Chief Financial Officer, Treasurer, Vice President and Assistant Secretary, Federated Investors, Inc.; Chairman and Trustee, Federated Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment Management Company; Director, MDTA LLC; Director, Executive Vice President and Assistant Secretary, Federated Securities Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and Director and President, FII Holdings, Inc.
Previous Positions: Director, Federated Investors, Inc.; Assistant Secretary, Federated Investment Management Company, Federated Global Investment Management Company and Passport Research, LTD; Treasurer, Passport Research, LTD; Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.
*	Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.
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INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, Current Chair of the Compensation Committee, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO, The Collins Group, Inc. (a private equity firm). Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.; Director, Member of the Audit Committee and Technology Committee of Equifax, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Dean of the Duquesne University School of Law; Adjunct Professor of Law, Duquesne University School of Law; formerly, Interim Dean of the Duquesne University School of Law; Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CONSOL Energy Inc.
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as: Associate General Secretary, Diocese of Pittsburgh; a member of the Superior Court of Pennsylvania; and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also currently holds the positions on either a public or not for profit Board of Directors as follows: Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Director, Saint Vincent College; Member, Pennsylvania State Board of Education (public); and Director and Chair, Cardinal Wuerl North Catholic High School, Inc. Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director, Catholic High Schools of the Diocese of Pittsburgh, Inc.; and Director, Pennsylvania Bar Institute.
Peter E. Madden Birth Date: March 16, 1942 Trustee Indefinite Term Began serving: August 1991	Principal Occupation: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; Retired.
Other Directorships Held: None.
Qualifications: Mr. Madden has served in several business management, mutual fund services and directorship positions throughout his career. Mr. Madden previously served as President, Chief Operating Officer and Director, State Street Bank and Trust Company (custodian bank) and State Street Corporation (financial services). He was Director, VISA USA and VISA International and Chairman and Director, Massachusetts Bankers Association. Mr. Madden served as Director, Depository Trust Corporation and Director, The Boston Stock Exchange. Mr. Madden also served as a Representative to the Commonwealth of Massachusetts General Court.
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CONSOL Energy Inc.
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CONSOL Energy Inc.; and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
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OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Officer since: October 1988	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Family; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.
Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer of the Federated Fund Family. He is General Counsel and Vice President, Federated Investors, Inc.; President, Federated Administrative Services and Federated Administrative Services, Inc.; Vice President, Federated Securities Corp.; Secretary, Federated Private Asset Management, Inc.; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: October 1988	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: May 2004 Portfolio Manager since: January 1994	Principal Occupations: Deborah A. Cunningham has been the Fund's Portfolio Manager since January 1994. Ms. Cunningham was named Chief Investment Officer of Federated's money market products in 2004. She joined Federated in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund's Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.

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Evaluation and Approval of Advisory Contract–May 2017
Federated Trust for U.S. Treasury Obligations (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term at its May 2017 meetings. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in its decision. Using these judicial decisions as a guide, the Board has indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the Fund and of comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds); and (6) the extent of care, conscientiousness and independence with which the Fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the Board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. Consistent with the judicial decisions and SEC disclosure requirements, the
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Board also considered management fees charged to institutional and other clients of Federated Investment Management Company (the “Adviser”) and its advisory affiliates for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds. The Board was assisted in its deliberations by independent legal counsel. In addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the May meetings, at which the Board's formal approval of the investment advisory contract occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on matters as the need arose. The Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning
Annual Shareholder Report
31

the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk
Annual Shareholder Report
32

associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of, and the compliance-related resources provided to, the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance was above the median of the relevant peer group for the one-year period covered by the Senior Officer's Evaluation. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its peers.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
Annual Shareholder Report
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The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity,) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the
Annual Shareholder Report
34

year, and in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels. It should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
While the Senior Officer noted certain items for follow-up reporting to the Board and further consideration by management, he stated that his observations and information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no objection was raised to the continuation of, the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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36

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Trust for U.S. Treasury Obligations
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N799
CUSIP 608919551
CUSIP 608919569
28731 (9/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   John T. Collins, G. Thomas Hough and Thomas M. O'Neill.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2017 - $616,290

Fiscal year ended 2016 - $651,465

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2017 - $12,505

Fiscal year ended 2016 - $13,000

Fiscal year ended 2017- Audit consents issued for N-1A filings.

Fiscal year ended 2016- Audit consents issued for N-14 merger documents.

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2017 - $0

Fiscal year ended 2016 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2017 - $0

Fiscal year ended 2016 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)	Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)	Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2017 – 0%

Fiscal year ended 2016 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2017 – 0%

Fiscal year ended 2016 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2017 – 0%

Fiscal year ended 2016 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2017 - $281,408

Fiscal year ended 2016 - $90,278

(h)	The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

In their respective required communications to the Audit Committee of the registrant’s Board, Ernst & Young LLP (“EY”) and KPMG LLP (“KPMG”) (as applicable, “EY/KPMG”), the registrant’s independent public accountants, informed the Audit Committee that EY/KPMG and/or covered person professionals within EY/KPMG maintain lending relationships with certain owners of greater than 10% of the shares of the registrant and/or certain investment companies within the “investment company complex” as defined under Rule 2-01(f)(14) of Regulation S-X, which are affiliates of the registrant. EY/KPMG has advised the Audit Committee that these lending relationships implicate Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the “Loan Rule”). The Loan Rule prohibits an independent public accountant, or covered person professionals at such firm, from having a financial relationship (such as a loan) with a lender that is a record or beneficial owner of more than 10% of an audit client’s equity securities. For purposes of the Loan Rule, audit clients include the registrant, as well as all registered investment companies advised by advisory subsidiaries of Federated Investors, Inc., the Adviser (for which EY serves as independent public accountant), and their respective affiliates (collectively, the “Federated Fund Complex”).

EY/KPMG informed the Audit Committee that EY/KPMG believes that these lending relationships described above do not and will not impair EY/KPMG’s ability to exercise objective and impartial judgment in connection with financial statement audits of their respective funds of the registrant and a reasonable investor with knowledge of all relevant facts and circumstances would conclude that EY/KPMG has been and is capable of objective and impartial judgment on all issues encompassed within EY/KPMG’s audits.

On June 20, 2016, the Division of Investment Management of the Securities and Exchange Commission (“SEC”) issued a no-action letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to similar Loan Rule matters as those described above. In that letter, the SEC Staff confirmed that it would not recommend enforcement action against an investment company that relied on the audit services performed by an independent public accountant where the Loan Rule was implicated in certain specified circumstances. In that letter, the SEC staff indicated that it would not recommend enforcement action against the investment company complex if the Loan Rule is implicated provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the Loan Rule is implicated because of lending relationships; and (3) notwithstanding such lending relationships that implicate the Loan Rule, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. The circumstances described in the no-action letter are substantially similar to the circumstances that implicated the Loan Rule with respect to EY/KPMG and the registrant. The SEC No-Action Letter provides relief until the effectiveness of any amendments to the Loan Rule designed to address the concerns in that letter.

If it were to be determined that the relief available under the no-action letter was improperly relied upon, or that the independence requirements under the federal securities laws were not otherwise complied with regarding the registrant, for certain periods, any of the registrant’s filings with the SEC which contain financial statements of the registrant for such periods may not comply with applicable federal securities laws, the registrant’s ability to offer shares under its current registration statement may be impacted, and certain financial reporting and/or other covenants with, and representations and warranties to, the registrant’s lender under its committed line of credit may be impacted. Such events could have a material adverse effect on the registrant and the Federated Fund Complex.

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Money Market Obligations Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date September 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date September 25, 2017

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date September 25, 2017